AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 2, 2003

                                                            File No. 333-74411
                                                                     811-07467
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 11
                                     and/or

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                                Amendment No. 62

                  ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                               (Name of Depositor)

                                100 MOTOR PARKWAY
                                    SUITE 132
                            HAUPPAUGE, NEW YORK 11788
                                  631-357-8920
         (Address and Telephone Number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847-402-2400
            (Name, Address and Telephone Number of Agent for Service)


                                   COPIES TO:

RICHARD T. CHOI, ESQUIRE                     ANGELA KING, ESQUIRE
FOLEY & LARDNER                              ALLSTATE LIFE INSURANCE COMPANY
3000 K. STREET, N.W                          OF NEW YORK
SUITE 500                                    3100 SANDERS ROAD, SUITE J5B
WASHINGTON, D.C. 20007                       NORTHBROOK, IL 60062

Approximate date of proposed public offering:  Continuous

              IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                             (CHECK APPROPRIATE BOX)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on July 1, 2003 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485

                    IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: Units of Interest in the Allstate Life of New York Separate Account A under deferred variable annuity contracts.


                                EXPLANATORY NOTE

Registrant is filing this post-effective amendment ("Amendment") for the purpose of adding a new combined prospectus and combined statement of additional information (collectively "New Prospectus and SAI"), and additional exhibits related to the variable annuity contracts ("Contracts") described in the Registration Statement as the Allstate Advisor and Allstate Advisor Preferred Contracts and sold through Allstate Distributors, L.L.C. The New Prospectus and SAI describe different variable investment alternatives and surrender charge schedule options that will be available under the Contracts when marketed as the "Allstate Variable Annuity - B Share" and "Allstate Variable Annuity - L Share" and sold through Morgan Stanley DW Inc. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein.

THE ALLSTATE VARIABLE ANNUITIES
(ALLSTATE VARIABLE ANNUITY - B SHARE AND
ALLSTATE VARIABLE ANNUITY - L SHARE)

ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
P.O. BOX 94038
PALATINE, ILLINOIS 60094-4038
TELEPHONE NUMBER: 1-800-256-9392                PROSPECTUS DATED JULY 1, 2003
 -------------------------------------------------------------------------------
Allstate Life Insurance Company of New York ("ALLSTATE NEW YORK") is offering the following individual flexible premium deferred variable annuity contracts (each, a "CONTRACT"):

.. ALLSTATE VARIABLE ANNUITY - B SHARE
.. ALLSTATE VARIABLE ANNUITY - L SHARE

This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. Both Contracts may not be available through your sales representative. Please check with your Morgan Stanley Financial Advisor for details.

Each Contract currently offers several investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include up to 2 fixed account options ("FIXED ACCOUNT OPTIONS"), depending on the Contract, and include 42 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Life of New York Separate Account A ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests in shares of the following mutual funds ("FUNDS") :


MORGAN STANLEY VARIABLE INVESTMENT SERIES       A I M VARIABLE INSURANCE FUNDS (SERIES
 (CLASS Y)                                       II)
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS  ALLIANCEBERNSTEIN VARIABLE PRODUCTS
 II SHARES)                                      SERIES FUND, INC. (CLASS B)
VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)     PUTNAM VARIABLE TRUST (CLASS IB)



Each Fund has multiple investment portfolios ("PORTFOLIOS"). Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your Morgan Stanley Financial Advisor for further information on the availability of Funds and/or Portfolios. Your annuity application will list all available Portfolios.
WE (Allstate New York) have filed a Statement of Additional Information, dated July 1, 2003, with the Securities and Exchange Commission ("SEC"). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 51 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.


                THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
                HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
  IMPORTANT     PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
                FEDERAL CRIME.
   NOTICES
                INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
                INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                THE CONTRACTS ARE AVAILABLE ONLY IN NEW YORK.





                                 1  PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                            PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  Important Terms                                                              3
--------------------------------------------------------------------------------
  Overview of Contracts                                                        4
--------------------------------------------------------------------------------
  The Contracts at a Glance                                                    5
--------------------------------------------------------------------------------
  How the Contracts Work                                                       8
--------------------------------------------------------------------------------
  Expense Table                                                                9
--------------------------------------------------------------------------------
  Financial Information                                                       16
--------------------------------------------------------------------------------
CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contracts                                                               16
--------------------------------------------------------------------------------
  Purchases                                                                   18
--------------------------------------------------------------------------------
  Contract Value                                                              19
--------------------------------------------------------------------------------
  Investment Alternatives                                                     20
--------------------------------------------------------------------------------
     The Variable Sub-Accounts                                                20
--------------------------------------------------------------------------------
     The Fixed Account Options                                                22
--------------------------------------------------------------------------------

                                                                            PAGE

--------------------------------------------------------------------------------
     Transfers                                                                24
--------------------------------------------------------------------------------
  Expenses                                                                    26
--------------------------------------------------------------------------------
  Access to Your Money                                                        28
--------------------------------------------------------------------------------
  Income Payments                                                             29
--------------------------------------------------------------------------------
  Death Benefits                                                              37
--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
  More Information                                                            41
--------------------------------------------------------------------------------
  Taxes                                                                       44
--------------------------------------------------------------------------------
  Performance Information                                                     49
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                         51
--------------------------------------------------------------------------------
APPENDIX A - CONTRACT COMPARISON CHART                                        52
--------------------------------------------------------------------------------
APPENDIX B - CALCULATION OF INCOME PROTECTION BENEFIT                         53
--------------------------------------------------------------------------------
APPENDIX C-WITHDRAWAL ADJUSTMENT EXAMPLE-INCOME BENEFITS                      54
--------------------------------------------------------------------------------
APPENDIX D-WITHDRAWAL ADJUSTMENT EXAMPLE-DEATH BENEFITS                       55
--------------------------------------------------------------------------------


                                 2  PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.


                                                                            PAGE

--------------------------------------------------------------------------------
Accumulation Phase                                                             8
--------------------------------------------------------------------------------
Accumulation Unit                                                             19
--------------------------------------------------------------------------------
Accumulation Unit Value                                                       19
--------------------------------------------------------------------------------
Allstate New York ("We")                                                       1
--------------------------------------------------------------------------------
Annuitant                                                                     16
--------------------------------------------------------------------------------
Automatic Additions Program                                                   18
--------------------------------------------------------------------------------
Automatic Portfolio Rebalancing Program                                       25
--------------------------------------------------------------------------------
Beneficiary                                                                   17
--------------------------------------------------------------------------------
Co-Annuitant                                                                  17
--------------------------------------------------------------------------------
*Contract                                                                      1
--------------------------------------------------------------------------------
Contract Anniversary                                                           6
--------------------------------------------------------------------------------
Contract Owner ("You")                                                        16
--------------------------------------------------------------------------------
Contract Value                                                                19
--------------------------------------------------------------------------------
Contract Year                                                                  6
--------------------------------------------------------------------------------
Dollar Cost Averaging Program                                                 25
--------------------------------------------------------------------------------
Due Proof of Death                                                            37
--------------------------------------------------------------------------------
Fixed Account Options                                                         22
--------------------------------------------------------------------------------
Funds                                                                          1
--------------------------------------------------------------------------------
Guarantee Period Account                                                      23
--------------------------------------------------------------------------------
Income Base                                                                    6
--------------------------------------------------------------------------------
Income Plans                                                                  29
--------------------------------------------------------------------------------
Income Protection Benefit Option                                              33
--------------------------------------------------------------------------------
Investment Alternatives                                                       20
--------------------------------------------------------------------------------
IRA Contract                                                                   6
--------------------------------------------------------------------------------
Issue Date                                                                     8
--------------------------------------------------------------------------------

                                                                            PAGE

--------------------------------------------------------------------------------
Maximum Anniversary Value                                                     38
--------------------------------------------------------------------------------
Maximum Anniversary Value (MAV) Death Benefit Option                          38
--------------------------------------------------------------------------------
Payout Phase                                                                   8
--------------------------------------------------------------------------------
Payout Start Date                                                             29
--------------------------------------------------------------------------------
Portfolios                                                                    42
--------------------------------------------------------------------------------
Preferred Withdrawal Amount                                                   27
--------------------------------------------------------------------------------
Qualified Contracts                                                           41
--------------------------------------------------------------------------------
Retirement Income Guarantee Options                                            6
--------------------------------------------------------------------------------
Return of Premium Death Benefit                                               37
--------------------------------------------------------------------------------
Rider Application Date                                                        16
--------------------------------------------------------------------------------
Rider Date                                                                    34
--------------------------------------------------------------------------------
Rider Fee                                                                     35
--------------------------------------------------------------------------------
Rider Fee Percentage                                                          35
--------------------------------------------------------------------------------
Right to Cancel                                                               18
--------------------------------------------------------------------------------
SEC                                                                            1
--------------------------------------------------------------------------------
Settlement Value                                                              37
--------------------------------------------------------------------------------
Spousal Protection Benefit Option                                             41
--------------------------------------------------------------------------------
Standard Fixed Account Option                                                 23
--------------------------------------------------------------------------------
Systematic Withdrawal Program                                                 29
--------------------------------------------------------------------------------
Tax Qualified Contracts                                                       46
--------------------------------------------------------------------------------
Transfer Period Accounts                                                      24
--------------------------------------------------------------------------------
Trial Examination Period                                                      18
--------------------------------------------------------------------------------
Valuation Dates                                                               18
--------------------------------------------------------------------------------
Variable Account                                                              42
--------------------------------------------------------------------------------
Variable Sub-Account                                                          20
--------------------------------------------------------------------------------


* References to "Contract" include both Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.


                                 3  PROSPECTUS

OVERVIEW OF CONTRACTS
--------------------------------------------------------------------------------

The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:

.. The ALLSTATE VARIABLE ANNUITY - B SHARE CONTRACT has a mortality and expense risk charge of 1.10%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 7-year withdrawal charge period;

.. The ALLSTATE VARIABLE ANNUITY - L SHARE CONTRACT has a mortality and expense risk charge of 1.50%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 3-year withdrawal charge period.

Other differences among the Contracts relate to available Fixed Account Options. For a side-by-side comparison of these differences, please refer to Appendix A of this prospectus.

* The administrative expense charge may be increased, but will never exceed 0.35%. Once your Contract is issued, we will not increase the administrative expense charge for your Contract.




                                 4  PROSPECTUS

THE CONTRACTS AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.


FLEXIBLE PAYMENTS       You can purchase each Contract with as little as
                        $10,000 ($2,000 for Qualified Contracts, which are
                        Contracts issued with a qualified plan). You can add to
                        your Contract as often and as much as you like, but
                        each subsequent payment must be at least $1,000 ($50
                        for automatic payments).

                        We reserve the right to accept a lesser initial
                        purchase payment amount for each Contract. We may limit
                        the cumulative amount of purchase payments to a maximum
                        of $1,000,000 in any Contract. You must maintain a
                        minimum account size of $1,000.
-------------------------------------------------------------------------------
TRIAL EXAMINATION       You may cancel your Contract within 10 days of receipt
PERIOD                  (pursuant to New York law, 60 days if you are
                        exchanging another contract for a contract described in
                        this prospectus) ("TRIAL EXAMINATION PERIOD"). Upon
                        cancellation, we will return your purchase payments
                        adjusted, to the extent federal or state law permits,
                        to reflect the investment experience of any amounts
                        allocated to the Variable Account, including the
                        deduction of mortality and expense risk charges and
                        administrative expense charges.
-------------------------------------------------------------------------------
EXPENSES                Each Fund pays expenses that you will bear indirectly
                        if you invest in a Variable Sub-Account. You also will
                        bear the following expenses:

                         ALLSTATE VARIABLE ANNUITY - B SHARE CONTRACTS

                        .Annual mortality and expense risk charge equal to
                          1.10% of average daily net assets.

                        .Withdrawal charges ranging from 0% to 7% of purchase
                          payments withdrawn.

                        ALLSTATE VARIABLE ANNUITY - L SHARE CONTRACTS

                        .Annual mortality and expense risk charge equal to
                          1.50% of average daily net assets.

                        .Withdrawal charges ranging from 0% to 7% of purchase
                          payments withdrawn.
-------------------------------------------------------------------------------



                                 5  PROSPECTUS


                        ALL CONTRACTS

                        .Annual administrative expense charge of 0.19% (up to
                          0.35% for future Contracts).

                        .Annual contract maintenance charge of $30 (waived in
                          certain cases).

                        .If you select the MAXIMUM ANNIVERSARY VALUE (MAV)
                          DEATH BENEFIT OPTION ("MAV DEATH BENEFIT OPTION") you will pay an additional mortality and expense risk charge of 0.20% (up to 0.30% for Options added in the future).

                        .If you select RETIREMENT INCOME GUARANTEE OPTION 1
                          ("RIG 1") you will pay an additional annual fee
                          ("Rider Fee") of 0.40% (up to 0.50% for Options added in the future) of the INCOME BASE in effect on a Contract anniversary ("CONTRACT ANNIVERSARY").

                        .If you select RETIREMENT INCOME GUARANTEE OPTION 2
                          ("RIG 2") you will pay an additional annual Rider Fee of 0.55% (up to 0.75% for Options added in the future) of the INCOME BASE in effect on a CONTRACT
                          ANNIVERSARY.

                        .If you select the INCOME PROTECTION BENEFIT OPTION
                          you will pay an additional mortality and expense risk charge of 0.50% (up to 0.75% for Options added in the future) during the Payout Phase of your Contract.

                        .
                          Currently there is no additional charge if you select
                          the SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION.
                          We reserve the right to charge a mortality and
                          expense risk charge of up to 0.15% for this benefit.
                          This benefit is only available for IRA Contracts,
                          which are Contracts issued with an Individual
                          Retirement Annuity or Account ("IRA") under Section
                          408 of the Internal Revenue Code.

                        .
                          Transfer fee equal to 1.00% of the amount transferred
                          up to a maximum of $25 for each after the 12/th/
                          transfer in any Contract Year ("CONTRACT YEAR"),
                          which we measure from the date we issue your Contract
                          or a Contract Anniversary.

                        .
                          State premium tax (New York currently does not impose
                          one).
-------------------------------------------------------------------------------
INVESTMENT              Each Contract offers several investment alternatives
ALTERNATIVES            including:

                        .
                          up to 2 Fixed Account Options that credit interest at
                          rates we guarantee, and

                        .42 Variable Sub-Accounts investing in Portfolios,
                          offering professional money management by these investment advisors:

                        . Morgan Stanley Investment Advisors Inc.

                        . Morgan Stanley Investment Management Inc.

                        . Van Kampen Asset Management Inc.

                        . A I M Advisors, Inc.

                        . Alliance Capital Management, L.P.

                        . Putnam Investment Management, L.L.C.

                        NOT ALL FIXED ACCOUNT OPTIONS ARE AVAILABLE WITH BOTH
                        CONTRACTS.

                        To find out current rates being paid on the Fixed
                        Account Option(s), or to find out how the Variable
                        Sub-Accounts have performed, please call us at
                        1-800-256-9392.
-------------------------------------------------------------------------------


                                 6  PROSPECTUS



SPECIAL SERVICES        For your convenience, we offer these special services:

                        . AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                        . AUTOMATIC ADDITIONS PROGRAM

                        . DOLLAR COST AVERAGING PROGRAM

                        . SYSTEMATIC WITHDRAWAL PROGRAM
-------------------------------------------------------------------------------
INCOME PAYMENTS         You can choose fixed income payments, variable income
                        payments, or a combination of the two. You can receive
                        your income payments in one of the following ways (you
                        may select more than one income plan):

                        . life income with guaranteed number of payments

                        .
                          joint and survivor life income with guaranteed number
                          of payments

                        . guaranteed number of payments for a specified period

                        . life income with cash refund

                        . joint life income with cash refund

                        . life income with installment refund

                        . joint life income with installment refund

                        Allstate New York also offers two Retirement Income
                        Guarantee Options that guarantee a minimum amount of fixed income payments you can receive if you elect to receive income payments.

                        In addition, we offer an Income Protection Benefit
                        Option that guarantees that your variable income
                        payments will not fall below a certain level.
-------------------------------------------------------------------------------
DEATH BENEFITS          If you, the Annuitant, or Co-Annuitant die before the
                        Payout Start Date, we will pay a death benefit subject
                        to the conditions described in the Contract. In
                        addition to the death benefit included in your Contract
                        ("Return of Premium Death Benefit" or "ROP Death
                        Benefit"), the death benefit option we currently offer
                        is the MAV DEATH BENEFIT OPTION.
-------------------------------------------------------------------------------
TRANSFERS               Before the Payout Start Date, you may transfer your
                        Contract Value among the investment alternatives, with
                        certain restrictions. The minimum amount you may
                        transfer is $100 or the amount remaining in the
                        investment alternative, if less. The minimum amount
                        that can be transferred into the Standard Fixed Account
                        is $500.

                        A charge may apply after the 12/th/ transfer in each
                        Contract Year.
-------------------------------------------------------------------------------
WITHDRAWALS             You may withdraw some or all of your Contract Value at
                        any time during the Accumulation Phase and during the
                        Payout Phase in certain cases. In general, you must
                        withdraw at least $50 at a time. Withdrawals taken
                        prior to the Payout Start Date are generally considered
                        to come from the earnings in the Contract first. If the
                        Contract is tax-qualified, generally all withdrawals
                        are treated as distributions of earnings. Withdrawals
                        of earnings are taxed as ordinary income and, if taken
                        prior to age 591/2, may be subject to an additional 10%
                        federal tax penalty. A withdrawal charge may also
                        apply.
-------------------------------------------------------------------------------




                                 7  PROSPECTUS

HOW THE CONTRACTS WORK
--------------------------------------------------------------------------------

Each Contract basically works in two ways.

First, each Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in your Contract's investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 29. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Funds. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.



Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can receive    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment


Other income payment options are also available. See "INCOME PAYMENTS."

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you, the Annuitant, or Co-Annuitant die, any surviving Contract Owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contracts." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-256-9392 if you have any question about how the Contracts work.


                                 8  PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes because New York currently does not impose premium taxes on annuities. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.


CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments withdrawn)/* /



                           Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable  Charge:
-----------------------------------------------------------------------------------------------------------------------------------
Contract:                       0            1            2            3            4            5            6            7+
Allstate Variable Annuity
 - B Share                     7%           7%           6%           5%           4%           3%           2%            0%
Allstate Variable Annuity
 - L Share                     7%           6%           5%           0%





All Contracts:
-----------------------------------------------------------------------------------------------------------------------------------
Annual Contract
 Maintenance Charge                                                        $30**
Transfer Fee                                     1.00% of the amount transferred, up to a maximum of $25***




* Each Contract Year, you may withdraw a portion of your purchase payments (and/or your earnings, in the case of Charitable Remainder Trusts) without incurring a withdrawal charge ("Preferred Withdrawal Amount"). See "Withdrawal Charges" for more information.

**  / /Waived in certain cases. See "Expenses."

*** Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing.


                                 9  PROSPECTUS

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)


If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:



Basic Contract (without any optional
benefit)                               Mortality and Expense Risk Charge  Administrative Expense Charge*
----------------------------------------------------------------------------------------------------------
 ALLSTATE VARIABLE ANNUITY - B SHARE                 1.10%                            0.19%
----------------------------------------------------------------------------------------------------------
 ALLSTATE VARIABLE ANNUITY - L SHARE                 1.50%                            0.19%
----------------------------------------------------------------------------------------------------------


Basic Contract (without any optional
benefit)                                Total Variable Account Annual Expense
------------------------------------------------------------------------------
 ALLSTATE VARIABLE ANNUITY - B SHARE                    1.29%
------------------------------------------------------------------------------
 ALLSTATE VARIABLE ANNUITY - L SHARE                    1.69%
------------------------------------------------------------------------------


*We reserve the right to raise the administrative expense charge to 0.35%. However, we will not increase the charge once we issue your Contract.

Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.

MAV Death Benefit Option                            0.20%(up to 0.30%for Options added in the future)


Spousal Protection Benefit (Co-Annuitant) Option    0.00%(up to 0.15%for Options added in the future)





If you select the Options with the highest possible combination of mortality and expense risk charges, your Variable Account expenses would be as follows, assuming current expenses:

                                                Mortality and                     Total Variable
                                                 Expense Risk   Administrative    Account Annual
Contract with the MAV Death Benefit Option         Charge*      Expense Charge*       Expense
--------------------------------------------------------------------------------------------------
 ALLSTATE VARIABLE ANNUITY - B SHARE                1.30%            0.19%            1.49%
--------------------------------------------------------------------------------------------------
 ALLSTATE VARIABLE ANNUITY - L SHARE                1.70%            0.19%            1.89%
--------------------------------------------------------------------------------------------------


* As described above the administrative expense charge and the mortality and expense charge for certain Options may be higher for future Contracts. However, we will not increase the administrative expense charge once we issue your Contract, and we will not increase the charge for the Option once we add the Option to your Contract.



RETIREMENT INCOME GUARANTEE OPTION FEE
(ANNUAL RATE AS A PERCENTAGE OF INCOME BASE ON A CONTRACT ANNIVERSARY)

 RIG 1                                                                 0.40%*
-------------------------------------------------------------------------------
 RIG 2                                                                 0.55%**
-------------------------------------------------------------------------------


* Up to 0.50% for RIG 1 Options added in the future. See "Retirement Income Guarantee Options" for details.

** Up to 0.75% for RIG 2 Options added in the future. See "Retirement Income Guarantee Options" for details.



INCOME PROTECTION BENEFIT OPTION
(AS A PERCENTAGE OF THE AVERAGE DAILY NET VARIABLE ACCOUNT ASSETS SUPPORTING THE VARIABLE INCOME PAYMENTS TO WHICH THE OPTION APPLIES)

 Income Protection Benefit Option                     0.50%*
-------------------------------------------------------------


*The charge for the Income Protection Benefit Option applies during the Payout Phase. We reserve the right to raise the charge to up to 0.75% for Options added in the future. See "Income Payments - Income Protection Benefit Option," below, for details.




                                 10  PROSPECTUS

PORTFOLIO ANNUAL EXPENSES - MINIMUM AND MAXIMUM
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the second table below and in the prospectus for each Portfolio.


                                 Minimum                        Maximum
----------------------------------------------------------------------------------
Total Annual Portfolio
Operating
Expenses/(1)/
(expenses that are
deducted from
Portfolio assets,
which may include
management fees,
distribution and/or
services (12b-1) fees,                0.71%                      6.96%
and other expenses)
----------------------------------------------------------------------------------



(1) Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2002.




PORTFOLIO ANNUAL EXPENSES - FULL TABLE (1)
The next table shows the Portfolio operating expenses for each Portfolio available under the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or other Portfolio expenses in order to keep the Portfolio's expenses below specified limits. The expenses shown in the table below do not show the effect of any such fee waiver or expense reimbursement. All fee waiver and expense reimbursements are described in the footnotes to the table. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


                                          RULE
                              MANAGEMENT  12B-1   OTHER        TOTAL ANNUAL
PORTFOLIO                        FEES     FEES   EXPENSES   PORTFOLIO EXPENSES
-------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE
INVESTMENT SERIES (CLASS Y
SHARES)
-------------------------------------------------------------------------------
Aggressive Equity Portfolio     0.75%     0.25%   0.09%           1.09%
-------------------------------------------------------------------------------
Dividend Growth Portfolio       0.55%     0.25%   0.02%           0.82%
-------------------------------------------------------------------------------
Equity Portfolio                0.50%     0.25%   0.01%           0.76%
-------------------------------------------------------------------------------
European Growth Portfolio       0.95%     0.25%   0.10%           1.30%
-------------------------------------------------------------------------------
Global Advantage Portfolio      0.65%     0.25%   0.15%           1.05%
-------------------------------------------------------------------------------
Global Dividend Growth          0.75%     0.25%   0.06%           1.06%
Portfolio
-------------------------------------------------------------------------------
High Yield Portfolio            0.50%     0.25%   0.23%           0.98%
-------------------------------------------------------------------------------
Income Builder Portfolio        0.75%     0.25%   0.05%           1.05%
-------------------------------------------------------------------------------
Information Portfolio           0.75%     0.25%   0.37%           1.37%
-------------------------------------------------------------------------------
Limited Duration Portfolio      0.45%     0.25%   0.03%           0.73%
-------------------------------------------------------------------------------
Money Market Portfolio          0.49%     0.25%   0.02%           0.76%
-------------------------------------------------------------------------------
Pacific Growth Portfolio        0.95%     0.25%   0.98%           2.18%
-------------------------------------------------------------------------------
Quality Income Plus             0.50%     0.25%   0.02%           0.77%
Portfolio
-------------------------------------------------------------------------------
S&P 500 Index Portfolio         0.40%     0.25%   0.06%           0.71%
-------------------------------------------------------------------------------
Strategist Portfolio            0.50%     0.25%   0.02%           0.77%
-------------------------------------------------------------------------------
Utilities Portfolio             0.65%     0.25%   0.03%           0.93%
-------------------------------------------------------------------------------


                                 11  PROSPECTUS



THE UNIVERSAL INSTITUTIONAL
FUNDS, INC. (CLASS II)
-------------------------------------------------------------------------------
Morgan Stanley UIF Active
International Allocation        0.80%     0.35%   1.18%           2.33%
Portfolio (2)
-------------------------------------------------------------------------------
Morgan Stanley UIF Emerging     0.80%     0.35%   0.42%           1.57%
Markets Debt Portfolio (2)
-------------------------------------------------------------------------------
Morgan Stanley UIF Emerging
Markets Equity Portfolio        1.25%     0.35%   0.68%           2.28%
(2,3)
-------------------------------------------------------------------------------
Morgan Stanley UIF Equity       0.55%     0.35%   0.40%           1.30%
Growth Portfolio (2,3)
-------------------------------------------------------------------------------
Morgan Stanley UIF Equity       0.60%     0.35%   0.70%           1.65%
and Income Portfolio (2,4)
-------------------------------------------------------------------------------
Morgan Stanley UIF Global       0.80%     0.35%   0.62%           1.77%
Franchise Portfolio (2,4)
-------------------------------------------------------------------------------
Morgan Stanley UIF Mid Cap      0.75%     0.35%   0.53%           1.63%
Growth Portfolio (2,3)
-------------------------------------------------------------------------------
Morgan Stanley UIF Small
Company Growth Portfolio        0.95%     0.35%   0.39%           1.69%
(2,5)
-------------------------------------------------------------------------------
Morgan Stanley UIF U.S. Mid     0.75%     0.35%   0.37%           1.47%
Cap Core Portfolio (2,3)
-------------------------------------------------------------------------------
Morgan Stanley UIF U.S. Real    0.80%     0.35%   0.32%           1.47%
Estate Portfolio (2)
-------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT
TRUST (CLASS II)
-------------------------------------------------------------------------------
Van Kampen LIT Aggressive       0.75%     0.25%   5.96%           6.96%
Growth Portfolio (6)
-------------------------------------------------------------------------------
Van Kampen LIT Comstock         0.60%     0.25%   0.09%           0.94%
Portfolio
-------------------------------------------------------------------------------
Van Kampen LIT Emerging         0.70%     0.25%   0.08%           1.03%
Growth Portfolio
-------------------------------------------------------------------------------
Van Kampen LIT Growth and       0.60%     0.25%   0.11%           0.96%
Income Portfolio
-------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
( SERIES II)
-------------------------------------------------------------------------------
AIM V.I. Basic Value Fund       0.73%     0.25%   0.43%           1.41%
-------------------------------------------------------------------------------
AIM V.I. Capital                0.61%     0.25%   0.24%           1.10%
Appreciation Fund
-------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund    0.61%     0.25%   0.24%           1.10%
-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE
PRODUCTS SERIES FUND (CLASS
B SHARES)
-------------------------------------------------------------------------------
AllianceBernstein Growth        0.75%     0.25%   0.13%           1.13%
Portfolio
-------------------------------------------------------------------------------
AllianceBernstein Growth and    0.63%     0.25%   0.05%           0.93%
Income Portfolio
-------------------------------------------------------------------------------
AllianceBernstein Premier       1.00%     0.25%   0.06%           1.31%
Growth Portfolio
-------------------------------------------------------------------------------
AllianceBernstein Small Cap     1.00%     0.25%   0.45%           1.70%
Value Portfolio (7)
-------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST (CLASS
IB SHARES)
-------------------------------------------------------------------------------
Putnam VT The George Putnam     0.64%     0.25%   0.11%           1.00%
Fund of Boston
-------------------------------------------------------------------------------
Putnam VT Growth and Income     0.48%     0.25%   0.04%           0.77%
Fund
-------------------------------------------------------------------------------
Putnam VT International         0.77%     0.25%   0.22%           1.24%
Equity Fund
-------------------------------------------------------------------------------
Putnam VT Investors Fund        0.63%     0.25%   0.09%           0.97%
-------------------------------------------------------------------------------
Putnam VT Voyager Fund          0.54%     0.25%   0.06%           0.85%
-------------------------------------------------------------------------------



1. Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2002 (except as otherwise noted).

2. The fees disclosed in the Table reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The management fee is reduced to reflect the voluntary waiver of a portion or all of the management fee and the reimbursement by the Portfolio's adviser to the extent "Total Annual Portfolio Expenses" exceed the "Operating Expense Limitation" in the table below. The adviser may terminate these voluntary waivers at any time at its sole discretion. Additionally, the distributor has agreed to waive a portion of the 12b-1 fee for Class II shares. The distributor may terminate these voluntary waivers at any time at its sole discretion. After such reductions, the "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Annual Portfolio Expenses", were as follows:


                                                                         Total
                        Operating   Management  Rule 12b-1   Other       Annual
                         Expense       Fees        Fees     Expenses   Portfolio
      Portfolio         Limitation                                      Expenses
----------------------------------------------------------------------------------
Morgan Stanley UIF
Active International      1.25%       0.00%       0.10%      1.15%       1.25%
Allocation Portfolio
----------------------------------------------------------------------------------
Morgan Stanley UIF
Emerging Markets Debt     1.35%       0.80%       0.05%      0.42%       1.27%
Portfolio
----------------------------------------------------------------------------------
Morgan Stanley UIF
Emerging Markets          1.80%       1.13%       0.05%      0.68%*      1.86%
Equity Portfolio
----------------------------------------------------------------------------------
Morgan Stanley UIF
Equity Growth             1.10%       0.45%       0.25%      0.40%       1.10%
Portfolio
----------------------------------------------------------------------------------


                                 12  PROSPECTUS


Morgan Stanley UIF
Equity & Income           1.00%       0.25%       0.05%      0.70%       1.00%
Portfolio
----------------------------------------------------------------------------------
Morgan Stanley UIF
Global Franchise          1.20%       0.53%       0.05%      0.62%       1.20%
Portfolio
----------------------------------------------------------------------------------
Morgan Stanley UIF Mid    1.15%       0.52%       0.10%      0.53%       1.15%
Cap Growth Portfolio
----------------------------------------------------------------------------------
Morgan Stanley UIF
Small Company Growth      1.25%       0.81%       0.05%      0.39%       1.25%
Portfolio
----------------------------------------------------------------------------------
Morgan Stanley UIF
U.S. Mid Cap Core         1.15%       0.68%       0.10%      0.37%       1.15%
Portfolio
----------------------------------------------------------------------------------
Morgan Stanley UIF
U.S. Real Estate          1.35%       0.78%       0.25%      0.32%       1.35%
Portfolio
----------------------------------------------------------------------------------

* Additionally, in determining the actual amount of voluntary management fee waiver and/or expense reimbursement for a Portfolio, if any, the adviser excludes from total annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Included in "Other Expenses" of the Emerging Markets Equity Portfolio is 0.06% of such investment related expense.



3. The Portfolio's Class II shares were not operational during 2002, the fees in the Table are estimated based on Class I ratios for the year ended December 31, 2002.

4. The Portfolio was not operational in 2002. Figures shown are based on estimates for the current fiscal year and assume the average daily net assets of the Portfolio are not more than $50,000,000.

5. The Portfolio was not operational in 2002. Figures shown are based on estimates for the current fiscal year and assume the average daily net assets of the Portfolio are not more than $75,000,000.

6. The fees disclosed in the Table reflect gross ratios prior to any voluntary waivers/reimbursements of expenses. The Portfolio's adviser voluntarily waived its investment advisory fees and assumed a portion of the Portfolio's "Other Expenses". The Portfolio's adviser can discontinue this arrangement at any time. After such reductions, the "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Annual Portfolio Expenses", were 0.00%, 0.25%, 1.01%, and 1.26%, respectively. "Total Annual Portfolio Expenses" do not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, "Total Annual Portfolio Expenses" would decrease by 0.01% for the period ended December 31, 2002.

7. The fees disclosed in the Table reflect gross ratios prior to any voluntary waivers/reimbursements of expenses. From January 1, 2002 through April 30, 2002 the Portfolio's "Total Annual Portfolio Expenses" were capped at 1.20%. Effective May 1, 2002 the Portfolio's "Total Annual Portfolio Expenses" were capped at 1.45%. This arrangement will remain in effect until at least May 1, 2004.






                                 13  PROSPECTUS

EXAMPLE 1
This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses.

The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time periods indicated;

.. earned a 5% annual return on your investment;

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period;

.. elected the MAV Death Benefit Option; and

.. elected RIG 2 (assuming Income Base A).

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.


                        Allstate Variable Annuity - B Share    Allstate Variable Annuity - L Share
                        1 Year   3 Years   5 Years  10 Years  1 Year   3 Years   5 Years    10 Years
------------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio        $1,549    $3,178   $4,672    $8,049   $1,505    $2,860    $4,570     $8,249
Expenses
------------------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio        $  908    $1,386   $1,894    $3,476   $  864    $1,083    $1,840     $3,866
Expenses
------------------------------------------------------------------------------------------------------





                                 14  PROSPECTUS

EXAMPLE 2
This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.


                        Allstate Variable Annuity - B Share    Allstate Variable Annuity - L Share
                        1 Year   3 Years   5 Years  10 Years  1 Year   3 Years   5 Years    10 Years
------------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio         $954     $2,753   $4,417    $8,049    $995     $2,860    $4,570     $8,249
Expenses
------------------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio         $313     $  961   $1,639    $3,476    $354     $1,083    $1,840     $3,866
Expenses
------------------------------------------------------------------------------------------------------



PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED.
 THE EXAMPLES REFLECT THE PREFERRED WITHDRAWAL AMOUNTS, IF APPLICABLE, AND THE DEDUCTION OF THE ANNUAL CONTRACT MAINTENANCE CHARGE OF $30 EACH YEAR. THE ABOVE EXAMPLES ASSUME YOU HAVE SELECTED THE MAV DEATH BENEFIT OPTION AND RIG 2 AND THAT INCOME BASE A IS APPLIED. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.




                                 15  PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

There are no Accumulation Unit Values to report because the Contracts were not offered as of December 31, 2002. The financial statements of Allstate New York and the Variable Account appear in the Statement of Additional Information.


THE CONTRACTS
--------------------------------------------------------------------------------


CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Allstate New York, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan(s) you want to use to receive retirement income,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner or the Annuitant dies, and

.. any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die, any surviving joint Contract Owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract. If the sole surviving Contract Owner dies after the Payout Start Date, the Primary Beneficiary will receive any guaranteed income payments scheduled to continue.

If the Annuitant dies prior to the Payout Start Date and the Contract Owner is a grantor trust not established by a business, the new Contract Owner will be the Beneficiary(ies).

The Contract cannot be jointly owned by both a non-living person and a living person unless the Contract Owner(s) assumed ownership of the Contract as a Beneficiary(ies). The maximum age of any Contract Owner on the date we receive the completed application for each Contract is 90.

If you select the Spousal Protection Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently 79.

If you select RIG 1 or RIG 2, the maximum age of any Contract Owner on the Rider Application Date is 75.

The Contract can also be purchased as part of a qualified plan. A qualified plan is a retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "QUALIFIED CONTRACT" to refer to a Contract issued with a qualified plan. See "TAX QUALIFIED CONTRACTS" on page 46.

Except for certain Qualified Contracts, you may change the Contract Owner at any time by written notice in a form satisfactory to us. Until we receive your written notice to change the Contract Owner, we are entitled to rely on the most recent information in our files. We will provide a change of ownership form to be signed by you and filed with us. Once we accept the change, the change will take effect as of the date you signed the request. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any payment we make or other action we take before we accept it. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.


ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plan 3). You may not change the Annuitant at any time. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. The maximum age of the Annuitant on the date we receive the completed application for each Contract is 90.

If you select the Spousal Protection Benefit Option, the maximum age of any Annuitant on the Rider Application Date is 79.

If you select RIG 1 or RIG 2, the maximum age of the Annuitant on the Rider Application Date is 75. If you


                                 16  PROSPECTUS
select the Income Protection Benefit Option, the oldest Annuitant and joint Annuitant (if applicable) must be age 75 or younger on the Payout Start Date.

If you select an Income Plan that depends on the Annuitant or a joint Annuitant's life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.


CO-ANNUITANT
Contract Owners of IRA Contracts that meet the following conditions and that elect the Spousal Protection Benefit Option may name their spouse as a Co-Annuitant:

.. the individually owned Contract must be either a traditional, Roth, or Simplified Employee Pension IRA;

.. both the Contract Owner and Co-Annuitant must be age 79 or younger on the Rider Application Date; and

.. the Co-Annuitant must be the sole Primary Beneficiary under the Contract.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. At any time, there may only be one Co-Annuitant under your Contract. See "Spousal Protection Benefit Option and Death of Co-Annuitant" for more information.


BENEFICIARY
You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract. The Primary Beneficiary is the person who may, in accordance with the terms of the Contract, elect to receive the proceeds ("DEATH PROCEEDS") become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. A Contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the Primary Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Primary or Contingent Beneficiaries when the sole surviving Contract Owner dies, the new Beneficiary will be:

.. your spouse or, if he or she is no longer alive,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If more than one Beneficiary survives you (or the Annuitant, if the Contract Owner is not a living person), we will divide the Death Proceeds among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions in a form satisfactory to us, we will pay the Death Proceeds in equal amounts to the surviving Beneficiaries. If there is more than one Beneficiary in a class (e.g., more than one Primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner (the Annuitant if the Contract owner is not a natural person), the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

For purposes of this Contract, in determining whether a living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person A") has survived another living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person B"), Living Person A must survive Living Person B by at least 24 hours.
 Otherwise, Living Person A will be conclusively deemed to have predeceased Living Person B.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk. If there is more than one Beneficiary taking shares of the Death Proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the Death Proceeds. Each Beneficiary will exercise all rights related to his or her share of the Death Proceeds, including the sole right to


                                 17  PROSPECTUS
select a death settlement option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the death settlement option chosen by the original Beneficiary.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation, trust or other non-living person, all Beneficiaries will be considered to be non-living persons.


MODIFICATION OF THE CONTRACT
Only an Allstate New York officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT
You may not assign an interest in this Contract as collateral or security for a loan. However, you may assign periodic income payments under this Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.


PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
The minimum initial purchase payment for Non- Qualified Contracts is $10,000, ($2,000 for Qualified Contracts). All subsequent purchase payments under a Contract must be $1,000 or more ($50 for automatic payments). You may make purchase payments at any time prior to the Payout Start Date. Please consult with your Morgan Stanley Financial Advisor for details. The total amount of purchase payments we will accept for each Contract without our prior approval is $1,000,000. We reserve the right to accept a lesser initial purchase payment amount or lesser subsequent purchase payment amounts. We reserve the right to limit the availability of the investment alternatives for additional investments. We also reserve the right to reject any application.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your Morgan Stanley Financial Advisor for detailed information. The AUTOMATIC ADDITIONS PROGRAM is not available for making purchase payments into the Dollar Cost Averaging Fixed Account Option.


ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling 1-800-256-9392.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our service center. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our customer service center.

We use the term "BUSINESS DAY" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes for regular trading, usually 4:00 p.m. Eastern Time (3:00 p.m. Central
Time). If we receive your purchase payment after 4:00 p.m. Eastern Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

TRIAL EXAMINATION PERIOD

You may cancel your Contract by providing us with written notice within the Trial Examination Period, which is the 10 day period after you receive the Contract (pursuant to New York law, 60 days if you are exchanging another contract for one of the Contracts described in this prospectus). If you exercise this "RIGHT TO CANCEL,"


                                 18  PROSPECTUS
the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges, that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Section 408 of the Internal Revenue Code, we will refund the greater of any purchase payments or the Contract Value.

We reserve the right to allocate your purchase payments to the money market Variable Sub-Account during the Trial Examination Period.


CONTRACT VALUE
--------------------------------------------------------------------------------

On the Issue Date, the Contract Value is equal to your initial purchase payment.

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.


ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

.. changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine any applicable withdrawal charges, Rider Fees (if applicable), transfer fees, and contract maintenance charges separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.



                                 19  PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 42 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with each Portfolio, please refer to the accompanying prospectuses for the Funds. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-Accounts.


PORTFOLIO:                EACH PORTFOLIO SEEKS:        INVESTMENT ADVISOR:
-------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS Y)
-------------------------------------------------------------------------------
Aggressive Equity         Capital growth
 Portfolio


-------------------------------------------------------
Dividend Growth           Reasonable current income
 Portfolio                 and long-term growth of
                           income and capital
-------------------------------------------------------
Equity Portfolio          Growth of capital and, as a
                           secondary objective,
                           income when consistent
                           with its primary objective
-------------------------------------------------------
European Growth           To maximize the capital
 Portfolio                 appreciation on its
                           investments
-------------------------------------------------------
Global Advantage          Long-term capital growth
 Portfolio
-------------------------------------------------------
Global Dividend Growth    Reasonable current income
 Portfolio                 and long-term growth of
                           income and capital
-------------------------------------------------------
High Yield Portfolio      High current income and, as  MORGAN STANLEY
                           a secondary objective,      INVESTMENT ADVISORS INC.
                           capital appreciation when
                           consistent with its
                           primary objective
-------------------------------------------------------
Income Builder Portfolio  Reasonable income and, as a
                           secondary objective,
                           growth of capital
-------------------------------------------------------
Information Portfolio     Long-term capital
                           appreciation
-------------------------------------------------------
Limited Duration          High current income
 Portfolio                 consistent with
                           preservation of capital
-------------------------------------------------------
Money Market Portfolio    High current income,
                           preservation of capital,
                           and liquidity
-------------------------------------------------------
Pacific Growth Portfolio  To maximize the capital
                           appreciation on its
                           investments
-------------------------------------------------------
Quality Income Plus       High current income and, as
 Portfolio                 a secondary objective,
                           capital appreciation when   ------------------------
                           consistent with its
                           primary objective
-------------------------------------------------------
S&P 500 Index Portfolio   Investment results that,
                           before expenses,
                           correspond to the total
                           return of the Standard and
                           Poor's 500 Composite Stock
                           Price Index
-------------------------------------------------------
Strategist Portfolio      High total investment
                           return
-------------------------------------------------------
Utilities Portfolio       Current income and
                           long-term growth of income
                           and capital
-------------------------------------------------------


                                 20  PROSPECTUS




THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS II)
-------------------------------------------------------------------------------
Morgan Stanley UIF         Long-term capital
 Active International      appreciation
 Allocation Portfolio
-------------------------------------------------------
Morgan Stanley UIF
 Emerging Markets Debt     High total return
 Portfolio
-------------------------------------------------------
Morgan Stanley UIF        Long-term capital
 Emerging Markets Equity   appreciation
 Portfolio
-------------------------------------------------------------------------------
Morgan Stanley UIF        Long-term capital            MORGAN STANLEY
 Equity  Growth            appreciation                INVESTMENT MANAGEMENT
 Portfolio                                             INC.

-------------------------------------------------------------------------------
Morgan Stanley UIF        Capital appreciation and
 Equity and Income         current income
 Portfolio
-------------------------------------------------------------------------------
Morgan Stanley UIF        Long-term capital
 Global Franchise          appreciation
 Portfolio
-------------------------------------------------------------------------------
Morgan Stanley UIF Mid    Long-term capital growth
 Cap Growth Portfolio
-------------------------------------------------------
Morgan Stanley UIF Small  Long-term capital
 Company Growth            appreciation
 Portfolio
-------------------------------------------------------
Morgan Stanley UIF U.S.   Above-average total return
 Mid Cap Core Portfolio    over a market cycle of
                           three to five years
-------------------------------------------------------
Morgan Stanley UIF U.S.   Above-average current
 Real Estate Portfolio     income and long-term
                           capital appreciation
-------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)
-------------------------------------------------------------------------------
Van Kampen LIT            Capital growth
 Aggressive Growth
 Portfolio
-------------------------------------------------------
Van Kampen LIT Comstock   Capital growth and income
 Portfolio
-------------------------------------------------------
Van Kampen LIT Emerging   Capital appreciation         VAN KAMPEN ASSET
 Growth Portfolio                                      MANAGEMENT INC.
-------------------------------------------------------
Van Kampen LIT Growth     Long-term growth of capital
 and Income Portfolio      and income
-------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (SERIES II)*
-------------------------------------------------------------------------------
AIM V.I. Basic Value      Long-term growth of capital
 Fund
-------------------------------------------------------
AIM V.I. Capital          Growth of capital
 Appreciation Fund                                     A I M ADVISORS, INC.
-------------------------------------------------------
AIM V.I. Premier Equity   Long-term growth of
 Fund                      capital; income is a
                           secondary objective         ------------------------
-------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (CLASS B)
-------------------------------------------------------------------------------
AllianceBernstein Growth  Long-term growth of
 Portfolio                 capital; current income is
                           incidental to the
                           Portfolio's objective       ALLIANCE CAPITAL
-------------------------------------------------------MANAGEMENT, L.P.
AllianceBernstein Growth  Reasonable current income
 and Income Portfolio      and reasonable opportunity
                           for appreciation
-------------------------------------------------------
AllianceBernstein         Growth of capital by
 Premier Growth            pursuing aggressive         ------------------------
 Portfolio                 investment policies
-------------------------------------------------------
AllianceBernstein Small   Long-term growth of capital
 Cap Value Portfolio
-------------------------------------------------------------------------------


                                 21  PROSPECTUS


PUTNAM VARIABLE TRUST (CLASS IB)
-------------------------------------------------------------------------------
Putnam VT The George      Provide a balanced
 Putnam Fund of Boston     investment of a well
                           diversified portfolio of
                           value stocks and bonds
-------------------------------------------------------------------------------
Putnam VT Growth and      Capital growth and current
 Income Fund               income
-------------------------------------------------------
Putnam VT International   Capital appreciation         PUTNAM INVESTMENT
 Equity Fund                                           MANAGEMENT, L.L.C.
-------------------------------------------------------
Putnam VT Investors Fund  Long-term growth of capital
                           and any increased income
                           that results from this
                           growth                      ------------------------
-------------------------------------------------------
Putnam VT Voyager Fund    Capital appreciation
-------------------------------------------------------



*A Portfolio's investment objective may be changed by the Fund's Board of Trustees without shareholder approval.



AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.


INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account Options. The Fixed Account Options we offer include the DOLLAR COST AVERAGING FIXED ACCOUNT OPTION and the STANDARD FIXED ACCOUNT OPTION. We may offer additional Fixed Account Options in the future. In addition, Allstate New York may limit the availability of some Fixed Account Options. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.


DOLLAR COST AVERAGING FIXED ACCOUNT OPTION
The Dollar Cost Averaging Fixed Account Option ("DCA Fixed Account Option") is one of the investment alternatives that you can use to establish a Dollar Cost Averaging Program, as described on page 25.

This option allows you to allocate purchase payments to the Fixed Account that will then automatically be transferred, along with interest, in equal monthly installments to the investment alternatives that you have selected. In the future, we may offer other installment frequencies in our discretion. Each purchase payment allocated to the DCA Fixed Account Option must be at least $500.

At the time you allocate a purchase payment to the DCA Fixed Account Option, you
must specify the term length over which the transfers are to take place.   We
use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. You establish a new Transfer Period Account each time you allocate a purchase payment to the DCA Fixed Account Option. We currently offer term lengths from which you may select for your Transfer Period Account(s), ranging from 3 to 12 months. We may modify or eliminate the term lengths we offer in the future. Refer to Appendix A for more information.

Your purchase payments will earn interest while in the DCA Fixed Account Option at the interest rate in effect at the time of the allocation, depending on the term length chosen for the Transfer Period Account and the type of Contract you have. The interest rates may also differ from those available for other Fixed Account Options. In no event will the interest rate be less than 3% per year.

You must transfer all of your money, plus accumulated interest, out of a Transfer Period Account to other investment alternatives in equal monthly installments during the term of the Transfer Period Account. We reserve the right to restrict the investment alternatives available for transfers from any Transfer Period Account. The first transfer will occur on the next Valuation Date after you establish a Transfer Period Account. If we do not receive an allocation instruction from you when we receive the purchase payment, we will transfer each installment to the money market Variable Sub-Account until we receive a different allocation instruction. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be

                                 22  PROSPECTUS
transferred to the money market Variable Sub-Account unless you request a different investment alternative. Transferring Contract Value to the money market Variable Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 25.

If you discontinue the DCA Fixed Account Option before the expiration of a Transfer Period Account, we will transfer any remaining amount in the Transfer Period Account to the money market Variable Sub-Account unless you request a different investment alternative.

You may not transfer money into the DCA Fixed Account Option or add to an existing Transfer Period Account. You may not use the Automatic Additions Program to allocate purchase payments to the DCA Fixed Account Option.


STANDARD FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Standard Fixed Account Option. Each such allocation establishes a "GUARANTEE PERIOD ACCOUNT" within the Standard Fixed Account Option ("Standard Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("GUARANTEE PERIOD"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Standard Fixed Guarantee Period Account must be at least $500.

At the time you allocate a purchase payment or transfer amount to the Standard Fixed Account Option, you must select the Guarantee Period for that allocation from among the Guarantee Periods available for the Standard Fixed Account Option ("Standard Fixed Guarantee Periods"). For ALLSTATE VARIABLE ANNUITY - B SHARE CONTRACTS, we currently offer Standard Fixed Guarantee Periods of 1, 3, 5 and 7 years in length. For ALLSTATE VARIABLE ANNUITY - L SHARE CONTRACTS, we currently are not offering the Standard Fixed Account Option. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Standard Fixed Account Option, but do not select a Standard Fixed Guarantee Period for the new Standard Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the same Standard Fixed Guarantee Period as the Standard Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Standard Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account of the shortest Standard Fixed Guarantee Period we are offering at that time.

The amount you allocate to a Standard Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Standard Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options. In no event will the interest rate be less than 3% per year.

In any Contract Year, the combined amount of withdrawals and transfers from a Standard Fixed Guarantee Period Account may not exceed 30% of the amount used to establish that Standard Fixed Guarantee Period Account. This limitation is waived if you withdraw your entire Contract Value. It is also waived for amounts in a Standard Fixed Guarantee Period Account during the 30 days following its renewal date ("30-DAY WINDOW"), described below, and for a single withdrawal made by your surviving spouse within one year of continuing the Contract after your death.

Amounts under the 30% limit that are not withdrawn in a Contract Year do not carry over to subsequent Contract Years.

At the end of a Standard Fixed Guarantee Period and each year thereafter, we will declare a renewal interest rate that will be guaranteed for 1 year. Subsequent renewal dates will be on the anniversaries of the first renewal date. Prior to a renewal date, we will send you a notice that will outline the options available to you. During the 30-Day Window following the expiration of a Standard Fixed Guarantee Period Account, the 30% limit for transfers and withdrawals from that Guarantee Period Account is waived and you may elect to:

.. transfer all or part of the money from the Standard Fixed Guarantee Period
  Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or

.. transfer all or part of the money from the Standard Fixed Guarantee Period
  Account to other investment alternatives available at the time; or

.. withdraw all or part of the money from the Standard Fixed Guarantee Period
  Account. Withdrawal charges and taxes may apply.

Withdrawals taken to satisfy IRS minimum distribution rules will count against the 30% limit. The 30% limit will be waived for a Contract Year to the extent that:

.. you have already exceeded the 30% limit and you must still make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules; or

.. you have not yet exceeded the 30% limit but you must make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules, and such withdrawal will put you over the 30% limit.

The money in the Standard Fixed Guarantee Period Account will earn interest at the declared renewal rate from the renewal date until the date we receive notification of your election. If we receive notification of


                                 23  PROSPECTUS
your election to make a transfer or withdrawal from a renewing Standard Fixed Guarantee Period Account on or before the renewal date, the transfer or withdrawal will be deemed to have occurred on the renewal date. If we receive notification of your election to make a transfer or withdrawal from the renewing Standard Fixed Guarantee Period Account after the renewal date, but before the expiration of the 30-Day Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred from the renewing Standard Fixed Guarantee Period Account will continue to earn interest until the next renewal date at the declared renewal rate. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to renew the Standard Fixed Guarantee Period Account and the amount in the renewing Standard Fixed Guarantee Period Account will continue to earn interest at the declared renewal rate until the next renewal date, and will be subject to all restrictions of the Standard Fixed Account Option.

The Standard Fixed Account Option currently is not available with the ALLSTATE VARIABLE ANNUITY - L SHARE CONTRACT.


INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to the DCA Fixed Account Option or add to an existing Transfer Period Account. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make up to 12 transfers per Contract Year without charge. A transfer fee equal to 1.00% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year. This fee may be changed, but in no event will it exceed $25 per transfer. Multiple transfers on a single Valuation Date are considered a single transfer for purposes of assessing the transfer fee.

The minimum amount that you may transfer from the Standard Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the DCA Fixed Account Option. The total amount that you may transfer or withdraw from a Standard Fixed Guarantee Period Account in a Contract Year is 30% of the amount used to establish that Guarantee Period Account. See "Standard Fixed Account Option". The minimum amount that can be transferred to the Standard Fixed Account Option is $500. We will process transfer requests that we receive before 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year within each Income Plan. You may not convert any portion of your fixed income payments into variable income payments. You may not make transfers among Income Plans. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments, unless you have selected the Income Protection Benefit Option.


TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-256-9392. The cut off time for telephone transfer requests is 4:00 p.m. Eastern Time (3:00 p. m. Central
Time). In the event that the New York Stock Exchange closes early, i.e., before 4:00 p.m. Eastern Time (3:00 p.m. Central Time), or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying

                                 24  PROSPECTUS
information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.



TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading or market timing ("Prohibited Trading Practices"), by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

.. we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of Prohibited Trading Practices or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract Owners.


SHORT TERM TRADING FEES
We reserve the right to assess short-term trading fees in connection with transfers from Variable Sub-Accounts that occur within a certain number of days following the date of allocation to the Variable Sub-Accounts. Such fees may vary by Variable Sub-Account, but will only apply to those Variable Sub-Accounts corresponding to underlying mutual funds that assess such fees.


DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount on a regular basis from any Variable Sub-Account or any Fixed Account Option to any of the other Variable Sub-Accounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Fixed Account Options. This program is available only during the Accumulation Phase.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.


AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our AUTOMATIC PORTFOLIO REBALANCING PROGRAM, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

  Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Morgan Stanley Quality Income Plus Variable Sub-Account and 60% to be in the Van Kampen LIT Aggressive Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Morgan Stanley Quality Income Plus Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Morgan Stanley Quality Income Plus Variable Sub-Account for the appropriate Contract(s) and use the money to buy more units in the Van Kampen LIT Aggressive Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The transfers made under the program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

                                 25  PROSPECTUS

EXPENSES
--------------------------------------------------------------------------------

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the money market Variable Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the balance of the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge:

.. for the remaining term of the Contract once your total purchase payments to the Contract equal $50,000 or more; or

.. for a Contract Anniversary, if on that date, your entire Contract Value is allocated to the Fixed Account Options, or after the Payout Start Date, if all income payments are fixed income payments.

We reserve the right to waive this charge for all Contracts.


ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.19% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We may increase this charge for Contracts issued in the future, but in no event will it exceed 0.35%. We guarantee that after your Contract is issued we will not increase this charge for your Contract.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. We assess mortality and expense risk charges during the Accumulation and Payout Phases of the Contract, except as noted below. The annual mortality and expense risk charge for the Contracts without any optional benefit are as follows:

ALLSTATE VARIABLE ANNUITY - B SHARE          1.10%
---------------------------------------------------
ALLSTATE VARIABLE ANNUITY - L SHARE          1.50%
---------------------------------------------------

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the optional benefits to compensate us for the additional risk that we accept by providing these options.

You will pay additional mortality and expense risk charges if you add any optional benefits to your Contract. The additional mortality and expense risk charge you pay will depend upon which of the options you select:

.. MAV Death Benefit Option: The current mortality and expense risk charge for this option is 0.20%. This charge may be increased, but will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

.. Income Protection Benefit Option: If you select the Income Protection Option, we will deduct during the Payout Phase an additional 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Option applies. This charge may be increased, but will never exceed 0.75% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Option applies. We guarantee that we will not increase the mortality and expense risk for this option after you have added it to your Contract. The charge will be deducted only during the Payout Phase.

.. Spousal Protection Benefit Option: Currently, there is no charge for this benefit. We may assess a charge of up to 0.15% for the Spousal Protection Benefit Option. This charge will only be deducted during the Accumulation Phase. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract.


RETIREMENT INCOME GUARANTEE OPTION FEE
We impose a separate annual Rider Fee for RIG 1 and RIG 2. The current annual Rider Fee for RIG 1 is 0.40%

                                 26  PROSPECTUS
of the Income Base on each Contract Anniversary. The current annual Rider Fee for RIG 2 is 0.55% of the Income Base on each Contract Anniversary. We reserve the right to change the fee for the Options. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract. The Rider Fee rate will never exceed 0.50% per year for RIG 1, and 0.75% per year for RIG 2. See "Retirement Income Guarantee Options" for details.



We deduct the Rider Fees only from the Variable Sub-Account(s) on a pro-rata basis. For the initial Contract Anniversary after the Rider Date, we will deduct a fee pro rated to reflect the number of full months (30-day periods) from the Rider Date to the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal the Rider Fee multiplied by the appropriate Income Base immediately prior to the withdrawal pro rated to reflect the number of full months (30-day periods) the Option was in effect during the current Contract Year. We will not deduct the Rider Fee during the Payout Phase.

We guarantee that we will not increase the fee for either option after you have added it to your Contract; however, if you elect to exercise the Trade-In Program, the new Rider Fee will be based on the Rider Fee percentage applicable to a newly purchased Retirement Income Guarantee Option at the time of trade-in.
 Refer to the Trade-In Program provision of this prospectus for more information.


TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The current fee is equal to 1.00% of the dollar amount transferred up to a maximum charge of $25.00 per transfer. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.


WITHDRAWAL CHARGE
We may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the withdrawal charges applicable to each Contract appears on page 9. Beginning on January 1, 2004, if you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.

Withdrawals also may be subject to tax penalties or income tax. You should consult with your tax counsel or other tax advisor regarding any withdrawals.


PREFERRED WITHDRAWAL AMOUNT
You can withdraw up to the Preferred Withdrawal Amount each Contract Year without paying the withdrawal charge. The Preferred Withdrawal Amount for a Contract Year is equal to 15% of all purchase payments that are subject to a withdrawal charge as of the beginning of that Contract Year, plus 15% of the purchase payments added to the Contract during the Contract Year. The withdrawal charge applicable to Contracts owned by Charitable Remainder Trusts is described below.

Purchase payments no longer subject to a withdrawal charge will not be used to determine the Preferred Withdrawal Amount for a Contract Year, nor will they be assessed a withdrawal charge, if withdrawn. The Preferred Withdrawal Amount is not available in the Payout Phase.

You may withdraw up to the Preferred Withdrawal Amount in each Contract Year it is available without paying a withdrawal charge; however, the amount withdrawn may be subject to applicable taxes. If you do not withdraw the entire Preferred Withdrawal Amount in a Contract Year, any remaining portion may not be carried forward to increase the Preferred Withdrawal Amount in a later Contract Year.

For purposes of assessing the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first as follows:

1) Purchase payments that no longer are subject to withdrawal charges;

2) Preferred Withdrawal Amount (if available);

3) Remaining purchase payments subject to withdrawal charges, beginning with the oldest purchase payment;

4) Any earnings not previously withdrawn.

However, for federal income tax purposes, earnings are considered to come out first, which means that you will pay taxes on the earnings portion of your withdrawal.

If the Contract Owner is a Charitable Remainder Trust, the Preferred Withdrawal Amount in a Contract Year is equal to the greater of:

.. The Preferred Withdrawal Amount described above; or

.. Earnings as of the beginning of the Contract Year that have not been previously withdrawn.

For purposes of assessing the withdrawal charge for a Charitable Remainder Trust-owned Contract, we will treat withdrawals as coming from the earnings first and then the oldest purchase payments as follows:

1) Earnings not previously withdrawn;

2) Purchase payments that are no longer subject to withdrawal charges;

3) Preferred Withdrawal Amount in excess of earnings;

                                 27  PROSPECTUS

4) Purchase payments subject to withdrawal charges, beginning with the oldest purchase payment.

Amounts withdrawn may be subject to applicable taxes.

We do not apply a withdrawal charge in the following situations:

.. the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

.. withdrawals taken to satisfy IRS minimum distribution rules for the Contract;
  or

.. withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 591/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.


PREMIUM TAXES
Currently, we do not make deductions for premium taxes under the Contracts because New York does not charge premium taxes on annuities. We may deduct taxes that may be imposed in the future from purchase payments or the Contract Value when the tax is incurred or at a later time.


DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the "Taxes" section of this prospectus.


OTHER EXPENSES
Each Fund deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Portfolios. For a summary of Portfolio annual expenses, see page 11. We may receive compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative, distribution, or other services we provide to the Portfolios.


ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 29.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our customer service center, less any applicable withdrawal charges, income tax withholding, penalty tax, contract maintenance charge, Rider Fee, and any premium taxes. Our customer service center address appears on page 1 of this prospectus. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges, fees and taxes.

Currently, we do not make deductions for premium taxes under the Contracts because New York does not charge premium taxes on annuities. We may deduct taxes that may be imposed in the future from purchase payments or the Contract Value when the tax is incurred or at a later time.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time.

Withdrawals from the Standard Fixed Account Option may be subject to a restriction. See "Standard Fixed Account Options" on page 23.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 591/2, may be subject to an additional 10% federal penalty tax. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before

                                 28  PROSPECTUS
terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other charges and taxes.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2. An emergency exists as defined by the SEC, or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 10 days or more, we will pay interest as required by law.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your Morgan Stanley Financial Advisor or call us at 1-800-256-9392 for more information.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Withdrawals of earnings are taxed as ordinary income and, if taken prior to 591/2, may be subject to an additional 10% federal penalty tax.

Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, and no purchase payments have been received for 3 years, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. Before terminating any Contract whose value has been reduced by withdrawals to less than $1,000, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract's value to the contractual minimum of $1,000. If we terminate your Contract, we will distribute to you its Contract Value less withdrawal and other charges and applicable taxes.




INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value less applicable taxes to an Income Plan. The first income payment must occur at least 30 days after the Issue Date. The Payout Start Date is the later of:

.. the Annuitant's 90/TH/ birthday, or

.. the 10th Contract Anniversary.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS
An "Income Plan" is a series of payments made on a scheduled basis to you or to another person designated by you. You may select more than one Income Plan. If you choose more than one Income Plan, you must specify what proportions of your Contract Value and less any applicable taxes, should be allocated to each such Income Plan. For tax reporting purposes, your cost basis and any gain on the Contract will be allocated proportionally to each Income Plan you select based on the proportion of your Contract Value applied to each such Income Plan. We reserve the right to limit the number of Income Plans that you may select. If you choose to add the Income Protection Benefit Option, certain restrictions may apply as described under "Income Protection Benefit Option," below. If we do not receive a written selection of an Income Plan from you at least 30 days before the Payout Start Date, we will make income payments in accordance with Income Plan 1 with a Guaranteed Payment Period of 10 years. If any Contract Owner dies during the Payout Phase, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the "Beneficiary" section of this prospectus. Any remaining income payments will be paid to the new Contract Owner as scheduled. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Currently seven Income Plans are available. Depending on the Income Plan(s) you choose, you may receive:

.. fixed income payments;

.. variable income payments; or

.. a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of


                                 29  PROSPECTUS
your investment in the Contract, which is also called the "basis". Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 591/2, may be subject to an additional 10% federal tax penalty.

The seven Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies in the Payout Phase, we will continue to pay income payments until the guaranteed number of payments has been paid. The number of months guaranteed ("Guaranteed Payment Period") may range from 0 to 360 months. If the Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the Income Plan was selected, lives. If both the Annuitant and joint Annuitant die in the Payout Phase, we will continue to pay the income payments until the guaranteed number of payments has been paid. The Guaranteed Payment Period may range from 0 to 360 months. If either the Annuitant or joint Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher but a reduction will take place at the later of
1) the death of an Annuitant; or 2) at the end of the guaranteed payment period.

INCOME PLAN 3 - GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. The shortest number of months guaranteed is 60 (120 if the Payout Start Date occurs prior to the third Contract Anniversary). The longest number of months guaranteed is 360 or the number of months between the Payout Start Date and the date that the Annuitant reaches age 100, if greater. In no event may the number of months guaranteed exceed 600. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Account supporting this Income Plan even though we may not bear any mortality risk. You may make withdrawals, change the length of the guaranteed payment period, or change the frequency of income payments under Income Plan 3. See "Modifying Payments" and "Payout Withdrawals" below for more details.

INCOME PLAN 4 - LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments.

INCOME PLAN 5 - JOINT LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

INCOME PLAN 6 - LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the death of the Annuitant, or
(2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments.

INCOME PLAN 7 - JOINT LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the deaths of both the Annuitant and joint Annuitant, or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1and 2, if you do not select a Guaranteed Payment Period, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

The length of any Guaranteed Payment Period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer Guarantee Payment Periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no

                                 30  PROSPECTUS
guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a specified Guaranteed Payment Period.

MODIFYING PAYMENTS

After the Payout Start Date, you may make the following changes under Income Plan 3:

.. You may request to modify the length of the Guaranteed Payment Period.
  Currently, we allow you to make this change once each Contract Year. We reserve the right to change this practice at any time without prior notice. If you elect to change the length of the Guaranteed Payment Period, the new Guaranteed Payment Period must be within the original minimum and maximum period you would have been permitted to select on the Payout Start Date. However, the maximum payment period permitted will be shortened by the period elapsed since the original Guaranteed Payment Period began. If you change the length of your Guaranteed Payment Period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the income payments, as described in Payout Withdrawal. We will then adjust the remaining payments to equal what that value would support based on those same assumptions and based on the revised Guaranteed Payment Period.

.. You may request to change the frequency of your payments. We currently allow you to make this change once each Contract Year. We reserve the right to change this practice at any time without prior notice.

Changes to either the frequency of payments or length of the Guaranteed Payment Period will result in a change to the payment amount and may change the amount of each payment that is taxable to you.

Modifying payments of this Contract may not be allowed under qualified plans. In order to satisfy required minimum distributions ("RMD") under current Treasury regulations, once income payments have begun over a Guaranteed Payment Period, the Guaranteed Payment Period may not be changed even if the new period is shorter than the maximum permitted. Please consult with a competent tax advisor prior to making a request to modify payments if your Contract is subject to RMD requirements.

You may make only one change per 365 day period - either the length of the Guarantee period or the frequency of payments - but not both, unless made at the same time. Any change to either the frequency of payments or length of a Guaranteed Payment Period will take effect on the next payment date after we accept the requested change.


PAYOUT WITHDRAWAL
You may terminate all or a portion of the income payments being made under Income Plan 3 at any time and withdraw their present value ("withdrawal value"), subject to a Payout Withdrawal Charge, by writing to us ("Payout Withdrawal"). For variable income payments, the withdrawal value is equal to the present value of the variable income payments being terminated, calculated using a discount rate equal to the assumed investment rate that was used in determining the initial variable payment. For fixed income payments, the withdrawal value is equal to the present value of the fixed income payments being terminated, calculated using a discount rate equal to the interest rate used to calculate the fixed income payments on the Payout Start Date.

A Payout Withdrawal must be a least $50. If any Payout Withdrawal reduces the value of the remaining income payments to an amount not sufficient to provide an initial payment of at least $20, we reserve the right to terminate the Contract and pay you the present value of the remaining income payments in a lump sum. If you withdraw the entire value of the remaining income payments, the Contract will terminate.

You must specify the investment alternative(s) from which you wish to make a Payout Withdrawal. If you withdraw a portion of the value of your remaining income payments, the payment period will remain unchanged and your remaining payment amounts will be reduced proportionately.


PAYOUT WITHDRAWAL CHARGE
To determine the Payout Withdrawal Charge, we assume that purchase payments are withdrawn first, beginning with the oldest payment. When an amount equal to all purchase payments have been withdrawn, additional withdrawals will not be assessed a Payout Withdrawal Charge.

Payout Withdrawals will be subject to a Payout Withdrawal Charge for each Contract as follows:

                          Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:
Contract:                      0            1            2            3            4            5            6             7+
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Variable             7%           7%           6%           5%           4%           3%           2%             0%
Annuity - B Share
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Variable             7%           6%           5%           0%
Annuity - L Share
-----------------------------------------------------------------------------------------------------------------------------------

                                 31  PROSPECTUS

ADDITIONAL INFORMATION. We may make other Income Plans available. You may obtain information about them by writing or calling us. On the Payout Start Date, you must specify the portion of the Contract Value to be applied to variable income payments and the portion to be applied to fixed income payments. For the portion of your Contract Value to be applied to variable income payments, you must also specify the Variable Sub--

Accounts on which to base the variable income payments as well as the allocation among those Variable Sub-Accounts. If you do not choose how the Contract Value is to be applied, then the portion of the Contract Value in the Variable Account on the Payout Start Date will be applied to variable income payments, according to the Variable Sub-Account allocations as of the Payout Start Date, and the remainder of the Contract Value will be applied to fixed income payments.

We will apply your Contract Value, less applicable taxes to your Income Plan(s) on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Owner has not made any purchase payments for at least 3 years, and the Contract value is less than $2,000 when it is applied to the Income Plan(s) you choose, or not enough to provide an initial payment of at least $20 when it is applied to the Income Plan(s) you choose, and state law permits, we may:

.. terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

.. reduce the frequency of your payments so that each payment will be at least
  $20.


VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience or (b) the amount of our administration expenses.

Currently, we do not make deductions for premium taxes under the Contracts because New York does not charge premium taxes on annuities. We may deduct taxes that may be imposed in the future from purchase payments or the Contract Value when the tax is incurred or at a later time.

We cannot predict the total amount of your variable income payments, which may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) under some of the Income Plans, we make income payments only so long as an Annuitant is alive or any applicable Guaranteed Payment Period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate ("AIR", also known as benchmark rate) of 3%. Currently, for the ALLSTATE VARIABLE ANNUITY - B SHARE CONTRACTS you may choose either a 5% or 3% AIR per year. If you select the Income Protection Benefit Option, however, the 3% AIR must apply. Currently, if you do not choose one, the 5% AIR will automatically apply. For ALLSTATE VARIABLE ANNUITY - L SHARE CONTRACTS, only the 3% AIR is available. You may not change the AIR after you have selected an Income Plan.

We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may also elect a variable income payment stream consisting of level monthly, quarterly or semi-annual payments. If you elect to receive level monthly, quarterly or semi-annual payments, the payments must be recalculated annually. You may only elect to receive level payments at or before the Payout Start Date. If you have elected level payments for an Income Plan(s), you may not make any variable to fixed payment transfers within such Income Plan(s). We will determine the amount of each annual payment as described above, place this amount in our general account, and then distribute it in level monthly, quarterly or semi-annual payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year but will not be less than 2.0% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under Income Plan 3. If the Annuitant dies while you are receiving level payments, you will not be entitled to receive any remaining level payments for that year (unless the Annuitant dies before the end of the Guaranteed Payment Period). For example, if you have selected Income Plan 1 with no Guaranteed Payment Period and the Annuitant dies during the year, the Beneficiary will not be entitled to receive the remaining level payments for that year.


                                 32  PROSPECTUS

INCOME PROTECTION BENEFIT OPTION
We offer an Income Protection Benefit Option, which may be added to your Contract on the Payout Start Date for an additional mortality and expense risk charge if you have selected variable income payments subject to the following conditions:

.. The Annuitant and joint Annuitant, if applicable, must be age 75 or younger on the Payout Start Date.

.. The Income Protection Benefit Option may be applied only to variable income payments under

  Income Plans 1 or 2, and the Guaranteed Payment Period must be for at least 120 months, unless the Internal Revenue Service requires a different payment period.

.. You may apply the Income Protection Benefit Option to more than one Income
  Plan.

.. The AIR must be 3% for the Income Plan(s) that you wish to apply this benefit to.

.. You may only add the Income Protection Benefit Option on the Payout Start Date and, once added, the option cannot be cancelled.

.. You may not convert variable income payments to fixed income payments.

If you select the Income Protection Benefit Option, we guarantee that your variable income payments under each of the Income Plans to which the option is applied will never be less that 85% of the initial variable amount income value ("Income Protection Benefit"), as calculated on the Payout Start Date under such Income Plans. See Appendix B for numerical examples that illustrate how the Income Protection Benefit is calculated.

If you add the Income Protection Benefit Option to your Contract, the mortality and expense risk charge during the Payout Phase will be increased, and will apply only to the Income Plans to which the Income Protection Rider has been applied. Currently, the charge for this option is 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. We may change the amount we charge, but it will not exceed 0.75% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. Once the option is issued, we will not increase what we charge you for the benefit.

In order to ensure that we achieve adequate investment diversification ("INCOME PROTECTION DIVERSIFICATION REQUIREMENT"), we reserve the right, in our sole discretion, to impose limitations on the investment alternatives in which you may invest during the Payout Phase with respect to the assets supporting the variable income payments to which the Income Protection Benefit Option applies. These limitations may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts, exclusion of certain Variable Sub-Accounts, required minimum allocations to certain Variable Sub-Accounts, and/or the required use of Automatic Portfolio Rebalancing.

To achieve our Income Protection Diversification Requirement, we have divided the Variable Sub-Accounts into three separate categories: "unrestricted," "restricted" and "excluded." Currently, we require that you allocate between 30% to 100% of the assets supporting your variable income payments to the unrestricted Variable Sub-Accounts in any manner you choose. You may allocate up to 70% of the assets supporting your variable income payments to the restricted Variable Sub-Accounts. You may not, however, allocate more than 20% of the assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts. You may not allocate ANY PORTION of the assets supporting your variable income payments to the excluded Variable Sub-Accounts.

In the following three tables, we list our current Income Protection Diversification Requirement:

UNRESTRICTED VARIABLE SUB-ACCOUNTS. There is no limit to the amount of assets supporting your variable income payments that you may allocate to any one or more of the following Variable Sub-Accounts. Currently, we require that you allocate AT LEAST 30% of the assets supporting your variable income payments to this category.

  Morgan Stanley Limited Duration

  Morgan Stanley Money Market

  Morgan Stanley Quality Income Plus

RESTRICTED VARIABLE SUB-ACCOUNTS. You may allocate up to 70% of the amount of assets supporting your variable income payments to the following Variable Sub-Accounts. Currently, you may not allocate more than 20% of the amount of assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts.

  AIM VI Basic Value

  AIM VI Premier Equity

  AllianceBernstein Growth

  AlianceBernstein Growth and Income

  AllianceBernstein Premier Growth

  AllianceBernstein Small Cap Value

  Morgan Stanley Aggressive Equity

  Morgan Stanley Dividend Growth

  Morgan Stanley Equity

  Morgan Stanley European Growth

  Morgan Stanley Global Advantage

  Morgan Stanley Global Dividend Growth

  Morgan Stanley Income Builder

  Morgan Stanley S&P 500 Index


                                 33  PROSPECTUS

  Morgan Stanley Strategist

  Morgan Stanley Utilities

  Morgan Stanley UIF Active International Allocation

  Morgan Stanley UIF Equity and Income

  Morgan Stanley UIF Equity Growth

  Morgan Stanley UIF Global Franchise

  Morgan Stanley UIF High Yield

  Morgan Stanley UIF U.S. Mid Cap Core

  Morgan Stanley UIF U.S. RealEstate

  Putnam VT The George Putnam Fund of Boston

  Putnam VT Growth and Income

  Putnam VT International Equity

  Putnam VT Investors

  Putnam VT Voyager

  Van Kampen LIT Comstock

  Van Kampen LIT Growth and Income

EXCLUDED VARIABLE SUB-ACCOUNTS. Currently, none of the following Variable Sub-Accounts are available to support variable income payments.

  AIM VI Capital Appreciation

  Morgan Stanley Information

  Morgan Stanley Pacific Growth

  Morgan Stanley UIF Small Company Growth

  Morgan Stanley UIF Emerging Markets Debt

  Morgan Stanley UIF Emerging Markets Equity

  Morgan Stanley UIF Mid Cap Growth

  Van Kampen LIT Aggressive Growth

  Van Kampen LIT Emerging Growth

You must use quarterly Automatic Portfolio Rebalancing to meet our Income Protection Diversification Requirement. On the date of each rebalancing, we will reallocate the amount of the assets supporting your variable income payments according to the rebalancing percentages you have selected, subject to the then current restrictions and exclusions in effect. We expect that the restrictions and exclusions for each category will change from time to time. Any change in these restrictions and exclusions will become effective no later than the next regularly scheduled rebalancing of your Variable Sub-Account choices on or immediately after the date of change.

The Income Protection Diversification Requirement is based on a model. We may use a model developed and maintained by us or we may elect to use a model developed or provided by an independent third party. We will notify you at least 30 days before we make any change to our Income Protection Diversification Requirement.

We may determine which Variable Sub-Accounts are eligible for each category or we may elect to follow the recommendations of an independent third party. We may at any time make new determinations as to which Variable Sub-Accounts are unrestricted, restricted or excluded. We may do so for a variety of reasons including, but not limited to, a change in the investment objectives or policies of a Portfolio, or the failure, in our sole determination, of such Portfolio to invest in accordance with its stated investment objective or policies.

Transfers made for purposes of meeting the Income Protection Diversification Requirement will not count towards the number of free transfers you may make each Contract Year. See "Investment Alternatives: Transfers," above, for additional information.


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by applying the portion of the Contract Value you specify, less applicable taxes, to Fixed Income Payments, to the greater of (a) the appropriate income payment factor for the selected Income Plan from the Income Payment Table in your Contract or (b) such other income payment factor as we are offering on the Payout Start Date.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 10 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

RETIREMENT INCOME GUARANTEE OPTIONS We offer two Retirement Income Guarantee Options ("RIG 1" and "RIG 2"), which are available for an additional fee. RIG 1 provides a benefit that is based on a guaranteed interest accumulation. RIG 2 provides a benefit that is based on the greater of a guaranteed interest accumulation or a maximum anniversary value. Each option is described in more detail below.

The options are available at issue of the Contract or may be added afterwards.
 We refer to the issue date of the option as the "RIDER DATE." You may add only one Retirement Income Guarantee Option to your Contract. The oldest Contract Owner and oldest Annuitant must be age 75 or younger on the Rider Application Date. Once you add a rider to your Contract, it may not be cancelled except under the "TRADE-IN PROGRAM"described below or unless we discontinue the Trade-In Program and you elect to cancel your RIG 1 or RIG 2 Option during the

                                 34  PROSPECTUS

60-day period following the next 3rd Contract Anniversary after discontinuance.

WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THESE OPTIONS. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN VARIABLE SUB-ACCOUNTS AND/OR THE REQUIRED USE OF AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

For each option, an "INCOME BASE" is calculated, which is used only for the purpose of calculating the "GUARANTEED RETIREMENT INCOME BENEFIT" and the appropriate "RIDER FEE," all defined below. The Income Base does not provide a Contract Value or guarantee performance of any investment option. The Income Base for RIG 1 and RIG 2 are described in more detail below.

You may apply the Income Base less applicable taxes to an Income Plan on the Payout Start Date and receive the Guaranteed Retirement Income Benefit if all of the following conditions are satisfied:

.. The Payout Start Date must be on or after the 10/th/ Contract Anniversary of the Rider Date.

.. The Payout Start Date must occur during the 30-day period following a Contract
  Anniversary.

.. The oldest Annuitant must be age 90 or younger as of the Payout Start Date.

.. You must select Fixed Amount Income Payments only.

.. You must select Income Plan 1 or 2, with a Guaranteed Payment Period of at least:

  . 120 months, if the youngest Annuitant is age 80 or younger as of the Payout Start Date; or

  . 60 months, if the youngest Annuitant is older than age 80 as of the Payout Start Date.

The "GUARANTEED RETIREMENT INCOME BENEFIT" is determined by applying the Income Base, less any applicable taxes, to the appropriate monthly income payment factor shown in the Income Payment Tables in your Contract for the selected Income Plan.

If a different payment frequency (quarterly, semi-annual, or annual) or different Income Plan is selected , an income payment factor for the selected payment frequency and Income Plan is determined on the same mortality and interest rate basis as the Income Payment Tables shown in your Contract.

On the Payout Start Date, the income payments for the selected Income Plan will be the greater of:

.. The Guaranteed Retirement Income Benefit; or

.. For fixed income payments, the Contract Value, less any applicable taxes is applied to the greater of: the appropriate income payment factor for the selected Income Plan from the income payment tables in your Contract, or an income payment factor for the selected Income Plan that we are offering on the Payout Start Date.

We assess an annual Rider Fee if you select one of the Retirement Income Guarantee Options. The Rider Fee is deducted on each Contract Anniversary on a pro rata basis from each of the Variable Sub-Accounts in which your Contract Value is invested on that date. The Rider Fee will decrease the number of Accumulation Units in each Variable Sub-Account. The Rider Fee is deducted only during the Accumulation Phase of the Contract. For the first Contract Anniversary following the Rider Date, the Rider Fee will be prorated based on the number of full months (30 day periods) between the Rider Date and the first Contract Anniversary after the Rider Date. In the case of a full withdrawal of the Contract Value, the Rider Fee is prorated based on the number of full months (30 day periods) between the Contract Anniversary immediately prior to the withdrawal and the date of the withdrawal.

The current Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. The current Rider Fee for the RIG 2 is 0.55% of the Income Base on each Contract Anniversary. We reserve the right to change the Rider Fee for the options. However, once we issue your option, we cannot change the Rider Fee that applies to your Contract. The Rider Fee will never exceed 0.50% per year for RIG 1, and 0.75% per year for RIG 2.

However, if you exercise the Trade-In Program, defined below, then the Rider Fee Percentage upon trade-in will be the current Rider Fee Percentage in effect for the new rider at that time.

These options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

.. The date the Contract is terminated;

.. If the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The option will terminate on the date we determine the Death Proceeds;

.. The Payout Start Date;

.. The date the option is terminated under the terms of the Trade-In Program; or

.. If we discontinue the Trade-In Program and you elect to cancel your RIG 1 or RIG 2 Option during the 60-day period following the next 3/RD/ Contract Anniversary after discontinuance.

Otherwise, the options may not be terminated or cancelled.


CALCULATION OF INCOME BASE.
On the Rider Date, the "RIG 1 INCOME BASE" is equal to the Contract Value. The RIG 1 Income Base, plus

                                 35  PROSPECTUS
purchase payments made after the Rider Date and less RIG 1 withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year, subject to the "CAP" defined below. This accumulation will continue until the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first. After the 5% interest accumulation ends, the RIG 1 Income Base will continue to be increased by purchase payments and reduced by RIG 1 withdrawal adjustments for withdrawals until the option terminates. The "RIG 1 WITHDRAWAL ADJUSTMENT" is defined below.

The RIG 1 Income Base will not exceed a CAP equal to:

.. 200% of the Contract Value as of the Rider Date; plus

.. 200% of purchase payments made after the Rider Date, but excluding any purchase payments made in the 12-month period immediately prior to the Payout Start Date; minus

.. RIG 1 Withdrawal Adjustments for any withdrawals made after the Rider Date.

RIG 1 WITHDRAWAL ADJUSTMENT. Prior to the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever is earlier, the withdrawal adjustment is as follows:

.. In each Contract Year, for the portion of withdrawals that do not cumulatively exceed 5% of the RIG 1 Income Base as of the beginning of the Contract Year, the withdrawal adjustment is equal to the amount withdrawn (or portion thereof) multiplied by a discount factor. The discount factor is calculated using a 5% annual interest rate and the portion of the Contract Year between the withdrawal date and the end of the Contract Year. This withdrawal adjustment has the effect of reducing the RIG 1 Income Base at the end of the Contract Year by the actual amount of the withdrawal. In other words, for purposes of calculating the RIG 1 Income Base, the withdrawal is treated as if it occurred at the end of the Contract Year.

.. In each Contract Year, for the portion of withdrawals that cumulatively exceed
  5% of the RIG 1 Income Base as of the beginning of the Contract Year, the withdrawal adjustment is equal to the withdrawal amount (or portion thereof), divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated RIG 1 Income Base.

On or after the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or the Annuitant, all withdrawal adjustments are equal to the withdrawal amount, divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated RIG 1 Income Base.

See Appendix C for numerical examples that illustrate how the RIG 1 Withdrawal Adjustment is applied.

The "RIG 2 INCOME BASE" is defined as the greater of "INCOME BASE A" or "INCOME BASE B."

"INCOME BASE A" and its corresponding Withdrawal Adjustment are calculated in the same manner as the RIG 1 Income Base and RIG 1 Withdrawal Adjustment.

On the Rider Date, "INCOME BASE B" is equal to the Contract Value. After the Rider Date and prior to the Payout Start Date, Income Base B is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

.. Each time a purchase payment is made, Income Base B is increased by the amount of the purchase payment.

.. Each time a withdrawal is made, Income Base B is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated Income Base B.

.. On each Contract Anniversary until the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, Income Base B is equal to the greater of the Contract Value on that date or the most recently calculated Income Base B.

If no purchase payments or withdrawals are made after the Rider Date, Income Base B will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary until the earlier of the Payout Start Date or the Contract Anniversary following the 85/th/ birthday of the oldest Contact Owner or oldest Annuitant, whichever occurs first.

Currently, we are offering a "TRADE-IN PROGRAM" that permits you to replace your Retirement Income Guarantee Option with a new Retirement Income Guarantee Option. You may exercise this program within 60 days following any 3/rd/ Contract Anniversary by providing us with satisfactory notification. We may increase the frequency with which you may trade in your Retirement Income Guarantee Option. If you elect to exercise the Trade-In Program, then all of the following conditions must be satisfied:

.. We will terminate your Retirement Income Guarantee Option and replace it with a new Retirement Income Guarantee Option.

.. You may only replace RIG 1 with a new RIG 1.  Similarly, you may only replace
  RIG 2 with a new RIG 2. The trade-in will be effective on the first business day after we receive your notification to trade-in. This date will be the Rider Date of your new rider.

.. If you replace RIG 1 with a new RIG 1, then the Income Base on the new Rider
  Date will be equal to the Contract Value on the new Rider Date.


                                 36  PROSPECTUS

.. If you replace RIG 2 with a new RIG 2, then:

  . Income Base A on the new Rider Date will be equal to the Contract Value on the new Rider Date;

  . Income Base B on the new Rider Date will be equal to the greater of the Contract Value or Income Base B of the terminating RIG 2.

.. The Rider Fee for the new Retirement Income Guarantee Option will be calculated using the Rider Fee Percentage and Income Base defined in the new option. All the limitations and conditions of the new option will apply as of the new Rider Date.

In the future, we may discontinue offering Retirement Income Guarantee Options. At that time, we will discontinue the Trade-In Program. If we discontinue the Trade-In Program, you will be permitted to cancel your RIG 1 or RIG 2 Option during the 60-day period following the next 3/RD/ Contract Anniversary. If you do not cancel the option during this 60-day period, you will not be permitted to cancel it later. We reserve the right to change the conditions for exercising this Trade-In Program.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age. However, we reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan you should consult with legal counsel as to whether the purchase of a Contract is appropriate.


DEATH BENEFITS
--------------------------------------------------------------------------------


DEATH PROCEEDS
Under certain conditions, described below, we will pay a death settlement ("DEATH PROCEEDS") for this Contract on the death of the Contract Owner, Annuitant, or Co-Annuitant if the death occurs prior to the Payout Start Date. If the Owner or Annuitant dies after the Payout Start Date, we will pay remaining income payments as described in the "Payout Phase" section of your Contract. See "Income Payments" for more information.

We will determine the value of the Death Proceeds as of the end of the Valuation Date during which we receive the first Complete Request for Settlement the next Valuation Date, if we receive the request after 4:00 p.m. Eastern Time (3:00 p.m. Central Time). In order to be considered a "COMPLETE REQUEST FOR SETTLEMENT," a claim for distribution of the Death Proceeds must include "DUE PROOF OF DEATH" in any of the following forms of documentation:

.. A certified copy of the death certificate;

.. A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

.. Any other proof acceptable to us.

"DEATH PROCEEDS" are determined based on when we receive a Complete Request for
Settlement:

.. If we receive a Complete Request for Settlement within 180 days of the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds is equal to the "DEATH BENEFIT."

.. If we receive a Complete Request for Settlement more than 180 days after the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the greater of the Contract Value or Settlement Value. We reserve the right to waive or extend, in a nondiscriminatory manner, the 180-day period in which the Death Proceeds will equal the Death Benefit.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.


DEATH BENEFIT OPTIONS
In addition to the ROP Death Benefit included in your Contract, the MAV Death Benefit Option may be added to your Contract.

The amount of the Death Benefit depends on whether or not you select the MAV Death Benefit Option. You may select this optional death benefit on the issue date of your Contract or a later date, subject to issue age restrictions.

The "DEATH BENEFIT" is equal to the greatest of:

.. The Contract Value;

.. The Settlement Value;

.. The ROP Death Benefit;

.. The MAV Death Benefit Option (if selected).

The "Settlement Value" is the amount that would be paid in the event of a full withdrawal of the Contract Value.

The "ROP DEATH BENEFIT" is equal to the sum of all purchase payments, reduced by a proportional withdrawal adjustment for each withdrawal. The withdrawal adjustment is equal to the withdrawal amount divided by

                                 37  PROSPECTUS
the Contract Value immediately prior to the withdrawal, and the result is multiplied by:

  The sum of all purchase payments made prior to the withdrawal, less any prior withdrawal adjustments.


MAXIMUM  ANNIVERSARY VALUE DEATH BENEFIT OPTION.
The "MAV DEATH BENEFIT OPTION" is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.20%. We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the MAV DEATH BENEFIT is equal to the Contract Value. After the Rider Date and prior to the date we determine the Death Proceeds (see "Death Proceeds", above), the MAV Death Benefit is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

.. Each time a purchase payment is made, the MAV Death Benefit is increased by the amount of the purchase payment.

.. Each time a withdrawal is made, the MAV Death Benefit is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated MAV Death Benefit.

.. On each Contract Anniversary until the first Contract Anniversary following the 80/TH/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, the MAV Death Benefit is recalculated as the greater of the Contract Value on that date or the most recently calculated MAV Death Benefit.

If no purchase payments or withdrawals are made after the Rider Date, the MAV Death Benefit will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary after the Rider Date, but before the date we determine the Death Proceeds. If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 40, below, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the MAV Death Benefit Option will continue. The MAV Death Benefit will continue to be recalculated for purchase payments withdrawals, and on each Contract Anniversary after the date we determine the Death Proceeds until the earlier of:

.. The first Contract Anniversary following the 80/th/ birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. After the 80/th/ birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier, the MAV Death Benefit will be recalculated only for purchase payments and withdrawals; or

.. The date we next determine the Death Proceeds.

WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THE MAV DEATH BENEFIT OPTION. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN VARIABLE SUB-ACCOUNTS AND/OR THE REQUIRED USE OF AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

The MAV Death Benefit Option will terminate and the corresponding additional mortality and expense risk charge associated with the option will cease on the earliest of the following to occur:

.. the date the Contract is terminated;

.. if, upon the death of the Contract Owner, the Contract is continued under Option D as described in the Death of Owner section on page 40, and either the oldest New Owner or the oldest Annuitant is older than age 80 on the date we determine the Death Proceeds. The death benefit option will terminate on the date we determine the Death Proceeds;

.. if the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The death benefit option will terminate on the date we determine the Death Proceeds;

.. on the date the Contract Owner (if the current Contract Owner is a living person) is changed for any reason other than death unless the New Contract Owner is a trust and the Annuitant is the current Contract Owner;

.. on the date the Contract Owner (if the current Contract Owner is a non-living person) is changed for any reason unless the New Contract Owner is a non-living person or is the current Annuitant; or

.. the Payout Start Date.


DEATH BENEFIT PAYMENTS
DEATH OF CONTRACT OWNER.
If a Contract Owner dies prior to the Payout Start Date, then the surviving Contract Owners will be "New Contract Owners". If there are no surviving Contract Owners, then subject to any restrictions previously placed upon them, the Beneficiaries will be the New Contract Owners.

If there is more than one New Contract Owner taking a share of the Death Proceeds, each New Contract Owner

                                 38  PROSPECTUS
will be treated as a separate and independent Contract Owner of his or her respective share of the Death Proceeds. Each New Contract Owner will exercise all rights related to his or her share of the Death Proceeds, including the sole right to elect one of the Option(s) below, subject to any restrictions previously placed upon the New Contract Owner. Each New Contract Owner may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the Option chosen by the original New Contract Owner.

The Options available to the New Contract Owner will be determined by the applicable following Category in which the New Contract Owner is defined. An Option will be deemed to have been chosen on the day we receive written notification in a form satisfactory to us.

NEW CONTRACT OWNER CATEGORIES

CATEGORY 1. If your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract) is the sole New Contract Owner of the entire Contract, your spouse must choose from among the death settlement Options A, B, C, D, or E described below. If he or she does not choose one of these Options, then Option D will apply.

CATEGORY 2. If the New Contract Owner is a living person who is not your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract), or there is more than one New Contract Owner, all of whom are living persons, each New Contract Owner must choose from among the death settlement Options A, B, C, or E described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

CATEGORY 3. If there are one or more New Contract Owner(s) and at least one of the New Contract Owners is a non-living person such as a corporation or a trust, all New Contract Owners are considered to be non-living persons for purposes of the death settlement options. Each New Contract Owner must choose death settlement Option A or C described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

The death settlement options we currently offer are:

OPTION A. The New Contract Owner may elect to receive the Death Proceeds in a lump sum.

OPTION B. The New Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death and must be payable:

.. Over the life of the New Contract Owner; or

.. For a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner; or

.. Over the life expectancy of the New Contract Owner with a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner.

OPTION C. The New Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Putnam Money Market Variable Sub-Account unless the New Contract Owner provides other allocation instructions.

The New Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the
5-year period after the date of death.   The New Contract Owner may exercise all
rights set forth in the Transfers provision.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the New Contract Owner's Beneficiary(ies) will receive the greater of the remaining Settlement Value or the remaining Contract Value within 5 years of the date of the original Contract Owner's death.

OPTION D. The New Contract Owner may elect to continue the Contract in the Accumulation Phase. If the Contract Owner was also the Annuitant, then the New Contract Owner will be the new Annuitant. This Option may only be exercised once per Contract. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date.

Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement except that any portion of this excess attributable to the Fixed Account Options will be allocated to the money market Variable Sub-Account.

Within 30 days after the date we determine the Death Proceeds, the New Contract Owner may make a one-time transfer of all or a portion of the excess of the Death Proceeds, if any, into any combination of Variable Sub-Accounts and the Standard Fixed Account Option without incurring a transfer fee, provided the investment alternative is available with the Contract at that time. Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in this Contract.

The New Contract Owner may make a single withdrawal of any amount within one year of the date of your death without incurring a withdrawal charge; however, the amount withdrawn may be subject a 10% tax penalty if the New Contract Owner is under age 59 1/2.


                                 39  PROSPECTUS

OPTION E. For Nonqualified Contracts, the New Contract Owner may elect to make withdrawals at least annually of amounts greater than or equal to the "ANNUAL REQUIRED DISTRIBUTION" calculated for each Calendar Year. The first such withdrawal must occur within:

.. One year of the date of death;

.. The same calendar year as the date we receive the first Complete Request for
  Settlement; and
.. One withdrawal frequency. The New Contract Owner must select the withdrawal frequency (monthly, quarterly, semi-annual, or annual).

The New Contract Owner may make additional withdrawals, however, any such withdrawals will not be used to satisfy the minimum Annual Required Distribution amount of any subsequent calendar year.

The Annual Required Distributions will be treated as withdrawals for tax purposes, which means that for tax reporting purposes the withdrawals will be deemed to be taken from Contract earnings first. If the Death Proceeds had instead been applied to an Income Plan, the tax treatment would be different. Distributions under an Income Plan will be treated as part return of earnings and part return of principal to the extent of principal in your Contract. Consult with your tax advisor for the most appropriate option for your circumstances.

Once this option is elected and frequency of withdrawals is chosen, they cannot be changed by the New Contract Owner and become irrevocable.

In the calendar year in which the Death Proceeds were determined, the ANNUAL REQUIRED DISTRIBUTION is equal to the Death Proceeds divided by the "LIFE EXPECTANCY" of the New Contract Owner, and the result multiplied by a fraction that represents the portion of the calendar year remaining after the date the Death Proceeds were determined. The LIFE EXPECTANCY in that calendar year is equal to the life expectancy value from IRS Table V, based on the age of the New Contract Owner as of his or her birthday in the same calendar year.

In any subsequent calendar year, the ANNUAL REQUIRED DISTRIBUTION is equal to the Contract Value as of December 31 of the prior year divided by the remaining Life Expectancy of the New Contract Owner. In each calendar year after the year in which the Death Proceeds were determined, the Life Expectancy of the Contract Owner is the Life Expectancy calculated in the previous calendar year minus 1 year. If the Life Expectancy is less than 1, the Annual Required Distribution is equal to the Contract Value.

If the New Contract Owner dies, the scheduled withdrawals will continue to be paid to the New Contract Owner's Beneficiary(ies).

We reserve the right to offer additional death settlement options.


DEATH OF ANNUITANT
If the Annuitant dies prior to the Payout Start Date, then the surviving Contract Owners will have the Options available to the New Contract Owner, determined by the applicable following category in which the New Contract Owner is defined, unless:

.. The Annuitant was also the Contract Owner, in which case the Death of Owner provisions above apply; or

.. The Contract Owner is a grantor trust not established by a business, in which case the Beneficiary(ies) will be deemed the New Contract Owners and the Death of Contract Owner provisions above will apply.

SURVIVING CONTRACT OWNER CATEGORIES

CATEGORY 1. If the Contract Owner is a living person, prior to the Annuitant's death, the Contract Owner must choose from among the death settlement Options A, B, or D described below. If the Contract Owner does not choose one of these Options, then Option D will apply.

CATEGORY 2. If the Contract Owner is a non-living person such as a corporation or a trust, the Contract Owner must choose from death settlement Options A or C described below. If the Contract Owner does not choose one of these Options, then Option C will apply.

The death settlement options we currently offer are:

OPTION A. The Contract Owner may elect to receive the Death Proceeds in a lump sum.

OPTION B. The Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death.

OPTION C. The Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the money market Variable Sub-Account unless the Contract Owner provides other allocation instructions.

The Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death. The Contract Owner may exercise all rights set forth in the Transfers provision.

OPTION D. The Contract Owner may elect to continue the Contract and the youngest Contract Owner will become the new Annuitant. The Contract Value of the continued Contract will not be adjusted to equal the Death Proceeds.

We reserve the right to offer additional death settlement options.

                                 40  PROSPECTUS

QUALIFIED CONTRACTS

The death settlement options for qualified plans, including IRAs, may be different to conform with the individual tax requirements of each type of qualified plan. Please refer to your Endorsement for IRA plans, if applicable, for additional information on your death settlement options. In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION AND DEATH OF CO-ANNUITANT

We offer a Spousal Protection Benefit (Co-Annuitant) Option that may be added to your Contract subject to the following conditions:

.. The individually owned Contract must be either a traditional, Roth or Simplified Employee Pension IRA.

.. The Contract Owner's spouse must be the sole Primary Beneficiary of the Contract and will be the named Co-Annuitant.

.. Both the Contract Owner and the Co-Annuitant must be age 79 or younger on the Rider Application Date.

.. The option may only be added when we issue the Contract or within 6 months of the Contract Owner's marriage. We may require proof of marriage in a form satisfactory to us.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that the Death of Annuitant provision does not apply on the death of the Co-Annuitant, and the latest Payout Start Date will be based solely on the Contract Owner's age.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept the change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or action we take before we accept it. At any time there may be only one Co-Annuitant under your Contract.

There is currently no charge for this option. We reserve the right to assess a mortality and expense risk charge in the future, however it will never exceed 0.15%. Once this option is added to your Contract, we guarantee that we will not increase what we charge you for this option.

The option will terminate and the corresponding mortality and expense risk charge will cease on the earliest of the following to occur:

.. upon the death of the Co-Annuitant (as of the date we determine the Death
  Proceeds);

.. upon the death of the Contract Owner (as of the date we determine the Death
  Proceeds);

.. on the date the Contract is terminated;

.. on the Payout Start Date; or

.. on the date you terminate this option by written notice in a form satisfactory to us.

Once terminated, a new Spousal Protection Benefit Option cannot be added to the Contract.

DEATH OF CO-ANNUITANT. If the Co-Annuitant dies prior to the Payout Start Date, subject to the following conditions, the Contract will be continued according to Option D under the "Death of Owner" provision of your Contract:

.. The Co-Annuitant must have been your legal spouse on the date of his or her death; and

.. Option D of the "Death of Owner" provision of your Contract has not previously been exercised.

The Contract may only be continued once under Option D under the "Death of Owner" provision. For a description of Option D, see the "Death of Owner" section of this prospectus.


MORE INFORMATION
--------------------------------------------------------------------------------


ALLSTATE NEW YORK
Allstate New York is the issuer of the Contract. Allstate New York is a stock life insurance company organized under the laws of the State of New York. Allstate New York was incorporated in 1967 and was known as "Financial Life Insurance Company" from 1967 to 1978. From 1978 to 1984, Allstate New York was known as "PM Life Insurance Company." Since 1984 the company has been known as "Allstate Life Insurance Company of New York."

Allstate New York is currently licensed to operate in New York. Our home office is located at 100 Motor Parkway, Hauppauge, NY 11788-5107.

Allstate New York is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by The Allstate Corporation.

Independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investment portfolio, and overall stability. A.M. Best Company assigns an A+ (Superior) financial strength rating to Allstate Life, which results in an A+g rating to Allstate New York due to its group affiliation with Allstate Life. Standard & Poor's assigns an AA+ (Very Strong) financial strength rating to Allstate New York and Moody's

                                 41  PROSPECTUS

Investors Service assigns an Aa2 (Excellent) financial strength rating to Allstate New York, sharing the same ratings of its parent, Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.


VARIABLE ACCOUNT
Allstate New York established the Allstate Life of New York Separate Account A on December 15, 1995. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate New York.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under New York law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate New York.

The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Funds at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The board of directors/trustees of the Portfolios monitors for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Portfolios' board of directors/ trustees may require a separate account to withdraw its participation in a Fund. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


THE CONTRACT
DISTRIBUTION. The Contracts are distributed exclusively by their principal underwriter, Morgan Stanley DW Inc. ("Morgan Stanley DW"). Morgan Stanley DW, a wholly owned subsidiary of Morgan Stanley Dean Witter & Co.,


                                 42  PROSPECTUS
is located at 1585 Broadway, New York, New York 10036. Morgan Stanley DW is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the New York Stock Exchange and NASD. Commissions paid may vary, but we estimate that the total commission paid on all Contract sales will not exceed 8.5% of all purchase payments.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account.

We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract Owner records;

.. Contract Owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract Owner reports.

We will send you Contract statements and transaction confirmations at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

 We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


TAX QUALIFIED PLANS
If you use the Contract with a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.


LEGAL MATTERS
Foley & Lardner, Washington, D.C., has advised Allstate New York on certain federal securities law matters. All matters of New York law pertaining to the Contracts, including the validity of the Contracts and Allstate New York's right to issue such Contracts under New York insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate New York.




                                 43  PROSPECTUS

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE NEW YORK MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF ALLSTATE LIFE INSURANCE
COMPANY OF NEW YORK
Allstate New York is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (the "Code"). Since the Variable Account is not an entity separate from Allstate New York, and its operations form a part of Allstate New York, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate New York believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate New York does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate New York does not intend to make provisions for any such taxes. If Allstate New York is taxed on investment income or capital gains of the Variable Account, then Allstate New

York may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

.. Allstate New York is considered the owner of the Variable Account assets for federal income tax purposes.


NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions To The Non-Natural Owner Rule section.
 In accordance with the Internal Revenue Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate New York does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of


                                 44  PROSPECTUS
the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that Contract owners were not owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among a broader selection of investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate New

York does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. The Federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


TAXATION OF LEVEL MONTHLY VARIABLE ANNUITY PAYMENTS. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner.

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract Owned by a non-natural person will be treated as the death of the Contract Owner.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

.. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or


                                 45  PROSPECTUS

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-qualified life insurance contract, endowment contract or annuity contract for a new non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax. Currently we do not allow assignments.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate New York (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Allstate New York is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate New York is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Section 1441 of the Code provides that a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. Withholding may be reduced or eliminated by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN").
 ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number.


TAX QUALIFIED CONTRACTS
The income on qualified plan and IRA investments is tax deferred, and the income on variable annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Contracts may be used as investments with certain qualified plans such as:

.. Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the
  Code;


                                 46  PROSPECTUS

.. Roth IRAs under Section 408A of the Code;

.. Simplified Employee Pension Plans under Section 408(k) of the Code;

.. Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section
  408(p) of the Code;

.. Tax Sheltered Annuities under Section 403(b) of the Code;

.. Corporate and Self Employed Pension and Profit Sharing Plans under Sections
  401 and 403; and

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Section 457.

Allstate New York reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above or to modify the Contract to conform with tax requirements.

The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate New York can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA or Qualified Plan under which the decedent's surviving spouse is the beneficiary. Allstate New York does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA or Qualified Plan.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED QUALIFIED CONTRACT. If you make a partial withdrawal under a Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and all tax reporting of distributions from Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. All tax reporting of distributions from Roth IRAs will indicate that the taxable amount is not determined.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, qualified plans require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that the certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a 403(b) plan.

Allstate New York reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above.


PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,


                                 47  PROSPECTUS

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (only applies for IRAs),

.. made for qualified higher education expenses (only applies for IRAs), and

.. made for a first time home purchase (up to a $10,000 lifetime limit and only applies for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON QUALIFIED CONTRACTS. With respect to Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.


INCOME TAX WITHHOLDING ON QUALIFIED CONTRACTS. Generally, Allstate New York is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate New York is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate New York is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Section 1441 of the Code provides that a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. Withholding may be reduced or eliminated by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN").
 ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number.


INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.


ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Account. If an annuity is purchased inside of an Individual Retirement Account, then the annuitant must be the same person as the beneficial owner of the Individual Retirement Account. The death


                                 48  PROSPECTUS
benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the annuitant.


SIMPLIFIED EMPLOYEE PENSION PLANS. Section 408(k) of the Code allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS). Sections 408(p) and 401(k) of the Code allow eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an IRA or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Section 403(b) of the Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. separates from service,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate New York is directed to transfer some or all of the Contract Value to another 403(b) plan.
 Generally, we do not accept Employee Retirement Income Security Act of 1974 (ERISA) funds in 403(b) contracts.


CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees. Such retirement plans (commonly referred to as "H.R.10" or "Keogh") may permit the purchase of annuity contracts.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION

PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period.

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect insurance charges, administrative expense charges, withdrawal charges and contract maintenance charges.

Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not withdrawal charges. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate, average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Portfolios for the periods beginning with the inception dates of the Portfolios and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account.

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical


                                 49  PROSPECTUS
illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.


                                 50  PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS
--------------------------------------------------------------------------------
THE CONTRACTS
--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
CALCULATION OF ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------
CALCULATION OF VARIABLE INCOME PAYMENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
GENERAL MATTERS
--------------------------------------------------------------------------------
EXPERTS
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
APPENDIX A
--------------------------------------------------------------------------------
APPENDIX B
--------------------------------------------------------------------------------








THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                                 51  PROSPECTUS

APPENDIX A                                                           ALLSTATE
VARIABLE ANNUITIES CONTRACT COMPARISON CHART

                 FEATURE                     ALLSTATE VARIABLE ANNUITY - B      ALLSTATE VARIABLE ANNUITY - L
--------------------------------------------             SHARE                              SHARE
                                            --------------------------------------------------------------------
FIXED ACCOUNT OPTIONS                       - Standard Fixed Account Option   - Dollar Cost Averaging Fixed
                                             with 1, 3, 5, and 7 year          Account Options with 3 to 12
                                             Guarantee Periods                 month Transfer Periods
                                            - Dollar Cost Averaging Fixed
                                             Account Options with 3 to 12
                                             month Transfer Periods
                                            --------------------------------------------------------------------
MORTALITY AND EXPENSE                                    1.10%                              1.50%
RISK CHARGE
(BASE CONTRACT)
----------------------------------------------------------------------------------------------------------------
WITHDRAWAL CHARGE                                  7/ 7/ 6/ 5/ 4/ 3/ 2                      7/ 6/ 5
(% OF PURCHASE
PAYMENT)
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------






                                 52  PROSPECTUS

APPENDIX B                                                             EXAMPLE
OF CALCULATION OF INCOME PROTECTION BENEFIT
--------------------------------------------------------------------------------

Appendix B illustrates how we calculate the amount guaranteed under the Income Protection Benefit Option. Please remember that you are looking at an example only. Please also remember that the Income Protection Benefit Option may only be added to Income Plans 1 and/or 2, and only to those Income Plans for which you have selected variable income payments.

To illustrate the calculation of the amount guaranteed under the Income Protection Benefit Option, we assume the following:


Adjusted age of Annuitant on the Payout                        65
Start Date:
-------------------------------------------------------------------------------
Sex of Annuitant:                                            male
-------------------------------------------------------------------------------
Income Plan selected:                                           1
-------------------------------------------------------------------------------
Payment frequency:                                        monthly
Amount applied to variable income
payments under the Income Plan:                       $100,000.00





The example assumes that the withdrawal charge period has expired for all purchase payments. In accordance with the terms of the Contract, the following additional assumptions apply:

Assumed investment rate:              3%
-------------------------------------------------------------------------------
Guaranteed minimum variable income   85% of the initial variable amount income
 payment:                            value


STEP 1 - CALCULATION OF THE INITIAL VARIABLE AMOUNT INCOME VALUE:

Using the assumptions stated above, the initial monthly income payment is $5.49 per $1,000 applied to variable income payments under Income Plan 1. Therefore, the initial variable amount income value = $100,000 X $5.49/1000 = $549.00.

STEP 2 - CALCULATION OF THE AMOUNT GUARANTEED UNDER THE INCOME PROTECTION BENEFIT OPTION:

Guaranteed minimum variable income payment = 85% X initial variable amount income value = 85% X $549.00 = $466.65.

STEP 3 - ILLUSTRATION OF THE EFFECT OF THE MINIMUM PAYMENT GUARANTEE UNDER THE INCOME PROTECTION BENEFIT OPTION:

If in any month your variable income payments would fall below the amount guaranteed under the Income Protection Benefit Option, your payment for that month will equal the guaranteed minimum variable income payment. For example, you would receive $466.65 even if the amount of your monthly income payment would have been less than that as a result of declining investment experience. On the other hand, if your monthly income payment is greater than the minimum guaranteed $466.65, you would receive the greater amount.


                                 53  PROSPECTUS

APPENDIX C                                                    WITHDRAWAL
ADJUSTMENT EXAMPLE - INCOME BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2003



Initial Purchase Payment: $50,000

                                                                                                            Income Benefit Amount
                                                                                                           -----------------------

                                                         Beginning                Contract      Maximum
                                        Type of          Contract   Transaction  Value After  Anniversary            5%
             Date                      Occurrence          Value      Amount     Occurrence      Value          Roll-Up Value
----------------------------------------------------------------------------------------------------------------------------------
            1/1/04                Contract Anniversary    $55,000           _      $55,000      $55,000            $52,500
----------------------------------------------------------------------------------------------------------------------------------
            7/1/04                Partial Withdrawal      $60,000     $15,000      $45,000      $41,250            $40,176
----------------------------------------------------------------------------------------------------------------------------------


The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Maximum Anniversary Value by the same proportion as the withdrawal reduces the Contract Value. The withdrawal adjustment reduces the 5% Roll-Up Value part dollar-for-dollar and part proportionally.



-------------------------------------------------------------------------------

MAXIMUM ANNIVERSARY VALUE INCOME BENEFIT
-------------------------------------------------------------------------------
Partial Withdrawal Amount                              (a)             $15,000
-------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial            (b)             $60,000
Withdrawal
-------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately             (c)             $55,000
Prior to Partial Withdrawal
-------------------------------------------------------------------------------
Withdrawal Adjustment                             [(a)/(b)]*(c)        $13,750
-------------------------------------------------------------------------------
Adjusted Income Benefit                                                $41,250
-------------------------------------------------------------------------------

5% ROLL-UP VALUE INCOME BENEFIT
-------------------------------------------------------------------------------
Partial Withdrawal Amount                              (a)             $15,000
-------------------------------------------------------------------------------
STEP 1 - DOLLAR FOR DOLLAR PORTION
-------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial            (b)             $60,000
Withdrawal
-------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately
Prior to Partial Withdrawal (assumes half              (c)             $53,786
years worth of interest on $52,500)
-------------------------------------------------------------------------------
Partial Withdrawal Amount (Corridor = 5% of            (d)             $ 2,625
Roll-Up Value on 1/1/04)
-------------------------------------------------------------------------------
Dollar for Dollar Withdrawal Adjustment
(discounted for a half year's worth of        (e) = (d) * 1.05 ^-0.5   $ 2,562
interest)
-------------------------------------------------------------------------------
Contract Value After Step 1                     (b/'/) = (b) - (d)     $57,375
-------------------------------------------------------------------------------
Adjusted Income Benefit After Step 1            (c/'/) = (c) - (e)     $51,224
-------------------------------------------------------------------------------
STEP 2 - PROPORTIONAL PORTION
-------------------------------------------------------------------------------
Partial Withdrawal Amount                       (a/'/) = (a) - (d)     $12,375
-------------------------------------------------------------------------------
Proportional Adjustment                         (a/'/) / (b/'/) *      $11,048
                                                      (c/'/)
-------------------------------------------------------------------------------
Contract Value After Step 2                                            $45,000
-------------------------------------------------------------------------------
Adjusted Income Benefit After Step 2                                   $40,176
-------------------------------------------------------------------------------



 * For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for both Contracts, net of applicable fees and charges. Actual income benefit amounts will differ due to the different fees and charges under each Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.


                                 54  PROSPECTUS

APPENDIX D                                                    WITHDRAWAL
ADJUSTMENT EXAMPLE - DEATH BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2003



Initial Purchase Payment: $50,000

                                                                                                          Death Benefit Amount
                                                                                                       ----------------------------

                                                                  Beginning                Contract      Purchase        Maximum
                                             Type of              Contract   Transaction  Value After  Payment Value   Anniversary
             Date                          Occurrence               Value      Amount     Occurrence                      Value
-----------------------------------------------------------------------------------------------------------------------------------
1/1/04                                Contract Anniversary         $55,000           _      $55,000       $50,000        $55,000
-----------------------------------------------------------------------------------------------------------------------------------
7/1/04                                 Partial Withdrawal          $60,000     $15,000      $45,000       $37,500        $41,250
-----------------------------------------------------------------------------------------------------------------------------------


The following shows how we compute the adjusted death benefits in the example above. Please note that the withdrawal adjustment reduces the Purchase Payment Value and the Maximum Anniversary Value by the same proportion as the withdrawal reduces the Contract Value.


-------------------------------------------------------------------------------
PURCHASE PAYMENT VALUE DEATH BENEFIT
-------------------------------------------------------------------------------
Partial Withdrawal Amount                            (a)               $15,000
-------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial          (b)               $60,000
Withdrawal
-------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to   (c)               $50,000
Partial Withdrawal
-------------------------------------------------------------------------------
Withdrawal Adjustment                                [(a)/(b)] * (c)   $12,500
-------------------------------------------------------------------------------
Adjusted Death Benefit                                                 $37,500
-------------------------------------------------------------------------------

MAV DEATH BENEFIT
-------------------------------------------------------------------------------
Partial Withdrawal Amount                            (a)               $15,000
-------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial          (b)               $60,000
Withdrawal
-------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to   (c)               $55,000
Partial Withdrawal
-------------------------------------------------------------------------------
Withdrawal Adjustment                                [(a)/(b)]*(c)     $13,750
-------------------------------------------------------------------------------
Adjusted Death Benefit                                                 $41,250
-------------------------------------------------------------------------------



 * For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for both Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.


                                 55  PROSPECTUS

                THE ALLSTATE VARIABLE ANNUITIES CONTRACTS


Allstate Life Insurance Company of New York  Statement of Additional Information
P.O. Box 94040                               dated July 1, 2003
Palatine, Illinois 60094-4040
1-800-256-9392

This Statement of Additional Information supplements the information in the prospectus for the following Contracts:

o        Allstate Variable Annuity - B Share
o        Allstate Variable Annuity - L Share

This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated July 1, 2003, for the Contracts. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.

For convenience, we use the terms "Contract" and "Contracts" to refer generally to both Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.


                                TABLE OF CONTENTS

Additions, Deletions or Substitutions of Investments
The Contracts
Performance Information
Calculation of Accumulation Unit Values
Calculation of Variable Income Payments
General Matters
Experts
Financial Statements
Appendix A
Appendix B


ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
------------------------------------------------------------

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different underlying mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different underlying mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant.

We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.


THE CONTRACTS
--------------------------------------------------------------------

The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

Morgan Stanley DW Inc. ("Morgan Stanley DW") is the principal underwriter and distributor of the Contracts. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts but we reserve the right to do so at any time.

For the Variable Account, we paid underwriting commissions to Morgan Stanley DW of $37,586,872.81, $24,801,167.63 and $24,918,665.80, for the years 2000, 2001 and 2002, respectively.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.


PERFORMANCE INFORMATION
------------------------------------------------------------------
From time to time we may advertise the "standardized" and "non-standardized" total returns of the Variable Sub-Accounts, as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract Owner. Also please note that the performance figures shown do not reflect any applicable taxes.

STANDARDIZED TOTAL RETURNS

A Variable Sub-Account's standardized total return represents the average annual total return of that Sub-Account over a particular period. We compute standardized total return by finding the annual percentage rate that, when compounded annually, will accumulate a hypothetical $1,000 purchase payment to the redeemable value at the end of the one, five or ten year period, or for a period from the date of commencement of the Variable Sub-Account's operations, if shorter than any of the foregoing. We use the following formula prescribed by the SEC for computing standardized total return:

                  1000(1 + T)^ to the power of n  =  ERV

         where:

         T         =       average annual total return

         ERV       =       ending redeemable value of a hypothetical $1,000
                           payment made at the beginning of 1, 5, or 10 year periods or shorter period

         n         =       number of years in the period

         1000      =       hypothetical $1,000 investment

When factoring in the withdrawal charge assessed upon redemption, we exclude the Preferred Withdrawal Amount, which is the amount you can withdraw from the Contract without paying a withdrawal charge. We also use the withdrawal charge that would apply upon redemption at the end of each period.

Thus, for example, when factoring in the withdrawal charge for a one year standardized total return calculation, we would use the withdrawal charge that applies to a withdrawal of a purchase payment made one year prior.

When factoring the contract maintenance charge, we pro rate the charge by dividing (a) the contract maintenance charge by (b) an assumed average contract size of $45,000. We then multiply the resulting percentage by a hypothetical $1,000 investment.

When factoring the charge for the optional Retirement Income Guarantee Option 1 or Retirement Income Guarantee Option 2,we assume that there are no additional purchase payments or withdrawals and that Income Base A applies for Option 2.

The standardized total returns for the Variable Sub-Accounts, for the periods ended December 31, 2002, are set out in Appendices A and B to this Statement of Additional Information.

The Allstate Variable Annuity Contracts were first offered on July 1, 2003. Accordingly, performance shown for periods prior to that date reflects the performance of the Variable Sub-Accounts, adjusted to reflect the current charges under the Contracts (and Options as applicable) as if they had been available throughout the periods shown.


NON-STANDARDIZED TOTAL RETURNS
--------------------------------------

From time to time, we also may quote rates of return that reflect changes in the values of each Variable Sub-Account's accumulation units. We may quote these "non-standardized total returns" on an annualized, cumulative, year-by-year, or other basis. These rates of return take into account asset-based charges, such as the mortality and expense risk charge and administrative expense charge. However, these rates of return may omit one or more charges, such as withdrawal charges or the contract maintenance charge. Such charges, if reflected, would reduce the performance shown. When factoring the charge for the optional Retirement Income Guarantee Option 1 or Retirement Income Guarantee Option 2, we assume that there are no additional purchase payments or withdrawals and that Income Base A applies for Option 2.

Annualized returns reflect the rate of return that, when compounded annually, would equal the cumulative rate of return for the period shown. We compute annualized returns according to the following formula:

         Annualized Return = (1 + r)1/n -1 where:

         r       = cumulative rate of return for the period shown, and

         n       = number of years in the period.

The method of computing annualized rates of return is similar to that for computing standardized performance, described above, except that rather than using a hypothetical $1,000 investment and the ending redeemable value thereof, we use the changes in value of an accumulation unit.

Cumulative rates of return reflect the cumulative change in value of an accumulation unit over the period shown. Year-by-year rates of return reflect the change in value of an accumulation unit during the course of each year shown. We compute these returns by dividing the accumulation unit value at the end of each period shown, by the accumulation unit value at the beginning of that period, and subtracting one. We compute other total returns on a similar basis.

We may quote non-standardized total returns for 1, 3, 5 and 10 year periods, or period since inception of the Variable Sub-Account's or underlying Portfolio's operations, as well as other periods, such as "year-to-date" (prior calendar year end to the day stated in the advertisement); "year to most recent quarter" (prior calendar year end to the end of the most recent quarter); the prior calendar year; and the "n" most recent calendar years.

Where Contracts (or optional riders) are first offered after the inception date of a Variable Sub-Account or Portfolio, the non-standardized performance will reflect the performance of the Variable Sub-Account or Portfolio, adjusted to reflect, to the extent indicated, the current contract charges (and available riders) under the Contracts as if they had been available throughout the periods shown. The Allstate Variable Annuity Contracts were first offered on July 1, 2003.


Adjusted Historical Total Returns Method 1

We may advertise non-standardized total return for periods prior to the date that the Variable Sub-Accounts commenced operations. To calculate such "adjusted historical total returns" we use the non-standardized annualized total returns formula described above, computed from the inception dates of the underlying Portfolios in which the Variable Sub-Accounts invest and adjust such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under each Contract. Under Method 1, we do not include the withdrawal charge or contract maintenance charge. The adjusted historical total returns for the Variable Sub-Accounts using Method 1 for the periods ended December 31, 2002 are set out in Appendices A and B to this Statement of Additional Information.

Adjusted Historical Total Returns Method 2

We also may advertise the adjusted historical total return using the standardized annualized total returns formula described above, computed from the inception dates of the underlying Portfolios in which the Variable Sub-Accounts invest. The adjusted historical total returns for the Variable Sub-Accounts using Method 2 for the periods ended December 31, 2002 are set out in Appendices A and B to this Statement of Additional Information.


CALCULATION OF ACCUMULATION UNIT VALUES
-------------------------------------------------------------------------------

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

          (A) is the sum of:

                  (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

                  (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

         (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

         (C) is the mortality and expense risk charge and administrative expense charge corresponding to the portion of the 365 day year (366 days for a leap year) that is in the current Valuation Period.


CALCULATION OF VARIABLE INCOME PAYMENTS
---------------------------------------------------

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account, adjusted by any applicable Market Value Adjustment and less any applicable premium tax charge deducted at the time, to the appropriate income payment factor for the selected Income Plan to determine the Initial Variable Amount Income Value. We will allocate the Initial Variable Amount Income Value among the Variable Sub-Accounts you have chosen in the proportions you specified. The portion of the Initial Variable Amount Income Value allocated to a particular Variable Sub-Account is divided by the Annuity Unit Value for that Variable Sub-Account on the Payout Start Date. This determines the number of Annuity Units from that Variable Sub-Account which will be used to determine your variable income payments. Variable income payments, which include your first variable income payment, will vary depending on changes in the Annuity Unit Values for the Variable Sub-Accounts upon which the income payments are based. Unless annuity transfers are made between Variable Sub-Accounts, each income payment from that Variable Sub-Account will be that number of Annuity Units multiplied by the Annuity Unit Value for the Variable Sub-Account for the Valuation Date on which the income payment is made.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

- multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

- dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states or tax qualified plans that require the use of unisex tables.


GENERAL MATTERS
-------------------------------------------------------------

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS
------------------------------------------------------------------

The financial statements of Allstate Life Insurance Company of New York as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 and the related financial statement schedules included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts comprising Allstate Life of New York Separate Account A as of December 31, 2002 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS
-----------------------------------------------------------------
The financial statements of the Variable Account as of December 31, 2002 and for the periods in the two year period then ended, the consolidated financial statements of Allstate New York as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002, the related financial statement schedules of Allstate, and the accompanying Independent Auditors' Reports appear in the pages that follow. The consolidated financial statements and schedules of Allstate New York included herein should be considered only as bearing upon the ability of Allstate New York to meet its obligations under the Contacts.

                                   APPENDIX A

                  ALLSTATE VARIABLE ANNUITY - B SHARE CONTRACT

The Allstate Variable Annuity - B Share Contracts were first offered as of the date of this Statement of Additional Information. Accordingly, performance shown for periods prior to that date reflects the performance of the Variable Sub-Accounts, adjusted to reflect the current charges under the Contracts (and Options as applicable) as if they had been available throughout the periods shown.

The Contract charges include a maximum withdrawal charge of 7% that declines to zero after 7 years (not shown for non-standardized total returns), an annual contract maintenance charge of $30 (not shown for non-standardized total returns), and total Variable Account annual expenses of:

-        1.29% (without any optional benefit riders), or

-        1.49% with the MAV Death Benefit Option.

In addition, where Retirement Income Guarantee Option 1 is included, the performance shown reflects the deduction of the annual Rider Fee equal to 0.40% of the Income Base, assuming no additional purchase payments or withdrawals. Where Retirement Income Guarantee Option 2 is included, the performance shown reflects the deduction of the annual Rider Fee equal to 0.55% of the Income Base, assuming Income Base A is in effect and assuming no additional purchase payments or withdrawals.

See the Expense Table in the Prospectus for more details.

Standardized Total Returns

Set out below are the standardized total returns for each Variable Sub-Account since its inception through December 31, 2002. The following Variable Sub-Accounts commenced operations on December 10, 1999: The George Putnam Fund of Boston, Putnam Growth and Income, Putnam International Equity, Putnam Investors and Putnam Voyager. The following Variable Sub-Accounts commenced operations on June 30, 2002: AIM V.I. Basic Value, AIM V.I. Capital Appreciation and AIM V.I. Premier Equity. The following Variable Sub-Accounts commenced operations on May 1, 2003: Morgan Stanley UIF Active International Allocation, Morgan Stanley UIF Emerging Markets Debt, Morgan Stanley UIF U.S. Real Estate, Van Kampen LIT Emerging Growth and Van Kampen LIT Growth and Income. The remaining Variable Sub-Accounts commenced operations on July 1, 2003. The standardized total returns shown for the AIM V.I. Basic Value, AIM V.I. Capital Appreciation and AIM V.I. Premier Equity Variable Sub-Accounts are not annualized.


(Without any optional benefits)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
AIM V.I. Basic Value - Series II                                             N/A         N/A           -20.62%
AIM V.I. Capital Appreciation - Series II                                    N/A         N/A           -18.53%
AIM V.I. Premier Equity - Series II                                          N/A         N/A           -18.22%
AllianceBernstein Growth - Class B                                           N/A         N/A             N/A
AllianceBernstein Growth and Income - Class B                                N/A         N/A             N/A
AllianceBernstein Premier Growth - Class B                                   N/A         N/A             N/A
AllianceBernstein Small Cap Value - Class B                                  N/A         N/A             N/A
Morgan Stanley UIF Active International Allocation, Class II                 N/A         N/A             N/A
Morgan Stanley UIF Emerging Markets Debt, Class II                           N/A         N/A             N/A
Morgan Stanley UIF Emerging Markets Equity, Class II                         N/A         N/A             N/A
Morgan Stanley UIF Equity Growth, Class II                                   N/A         N/A             N/A
Morgan Stanley UIF Equity & Income, Class II                                 N/A         N/A             N/A
Morgan Stanley UIF Global Franchise, Class II                                N/A         N/A             N/A
Morgan Stanley UIF Mid Cap Growth, Class II                                  N/A         N/A             N/A
Morgan Stanley UIF Small Company Growth, Class II                            N/A         N/A             N/A
Morgan Stanley UIF U.S. Mid Cap Core, Class II                               N/A         N/A             N/A
Morgan Stanley UIF U.S. Real Estate, Class II                                N/A         N/A             N/A
Morgan Stanley VIS Aggressive Equity - Class Y                               N/A         N/A             N/A
Morgan Stanley VIS Dividend Growth - Class Y                                 N/A         N/A             N/A
Morgan Stanley VIS Equity - Class Y                                          N/A         N/A             N/A
Morgan Stanley VIS European Growth - Class Y                                 N/A         N/A             N/A
Morgan Stanley VIS Global Advantage - Class Y                                N/A         N/A             N/A
Morgan Stanley VIS Global Dividend Growth - Class Y                          N/A         N/A             N/A
Morgan Stanley VIS High Yield - Class Y                                      N/A         N/A             N/A
Morgan Stanley VIS Income Builder - Class Y                                  N/A         N/A             N/A
Morgan Stanley VIS Information - Class Y                                     N/A         N/A             N/A
Morgan Stanley VIS Limited Duration - Class Y                                N/A         N/A             N/A
Morgan Stanley VIS Money Market - Class Y                                    N/A         N/A             N/A
Morgan Stanley VIS Pacific Growth - Class Y                                  N/A         N/A             N/A
Morgan Stanley VIS Quality Income Plus - Class Y                             N/A         N/A             N/A
Morgan Stanley VIS S&P 500 Index - Class Y                                   N/A         N/A             N/A
Morgan Stanley VIS Strategist - Class Y                                      N/A         N/A             N/A
Morgan Stanley VIS Utilities - Class Y                                       N/A         N/A             N/A
Putnam VT The George Putnam Fund of Boston - Class IB                      -15.93%       N/A           -2.68%
Putnam VT Growth and Income - Class IB                                     -26.04%       N/A           -9.25%
Putnam VT International Equity - Class IB                                  -24.74%       N/A           -16.56%
Putnam VT Investors - Class IB                                             -30.87%       N/A           -23.78%
Putnam VT Voyager - Class IB                                               -33.49%       N/A           -22.12%
Van Kampen LIT Aggressive Growth, Class II                                   N/A         N/A             N/A
Van Kampen LIT Comstock, Class II                                            N/A         N/A             N/A
Van Kampen LIT Emerging Growth, Class II                                     N/A         N/A             N/A
Van Kampen LIT Growth and Income, Class II                                   N/A         N/A             N/A


(With the MAV Death Benefit Option)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
AIM V.I. Basic Value - Series II                                             N/A         N/A           -20.71%
AIM V.I. Capital Appreciation - Series II                                    N/A         N/A           -18.62%
AIM V.I. Premier Equity - Series II                                          N/A         N/A           -18.31%
AllianceBernstein Growth - Class B                                           N/A         N/A             N/A
AllianceBernstein Growth and Income - Class B                                N/A         N/A             N/A
AllianceBernstein Premier Growth - Class B                                   N/A         N/A             N/A
AllianceBernstein Small Cap Value - Class B                                  N/A         N/A             N/A
Morgan Stanley UIF Active International Allocation, Class II                 N/A         N/A             N/A
Morgan Stanley UIF Emerging Markets Debt, Class II                           N/A         N/A             N/A
Morgan Stanley UIF Emerging Markets Equity, Class II                         N/A         N/A             N/A
Morgan Stanley UIF Equity Growth, Class II                                   N/A         N/A             N/A
Morgan Stanley UIF Equity & Income, Class II                                 N/A         N/A             N/A
Morgan Stanley UIF Global Franchise, Class II                                N/A         N/A             N/A
Morgan Stanley UIF Mid Cap Growth, Class II                                  N/A         N/A             N/A
Morgan Stanley UIF Small Company Growth, Class II                            N/A         N/A             N/A
Morgan Stanley UIF U.S. Mid Cap Core, Class II                               N/A         N/A             N/A
Morgan Stanley UIF U.S. Real Estate, Class II                                N/A         N/A             N/A
Morgan Stanley VIS Aggressive Equity - Class Y                               N/A         N/A             N/A
Morgan Stanley VIS Dividend Growth - Class Y                                 N/A         N/A             N/A
Morgan Stanley VIS Equity - Class Y                                          N/A         N/A             N/A
Morgan Stanley VIS European Growth - Class Y                                 N/A         N/A             N/A
Morgan Stanley VIS Global Advantage - Class Y                                N/A         N/A             N/A
Morgan Stanley VIS Global Dividend Growth - Class Y                          N/A         N/A             N/A
Morgan Stanley VIS High Yield - Class Y                                      N/A         N/A             N/A
Morgan Stanley VIS Income Builder - Class Y                                  N/A         N/A             N/A
Morgan Stanley VIS Information - Class Y                                     N/A         N/A             N/A
Morgan Stanley VIS Limited Duration - Class Y                                N/A         N/A             N/A
Morgan Stanley VIS Money Market - Class Y                                    N/A         N/A             N/A
Morgan Stanley VIS Pacific Growth - Class Y                                  N/A         N/A             N/A
Morgan Stanley VIS Quality Income Plus - Class Y                             N/A         N/A             N/A
Morgan Stanley VIS S&P 500 Index - Class Y                                   N/A         N/A             N/A
Morgan Stanley VIS Strategist - Class Y                                      N/A         N/A             N/A
Morgan Stanley VIS Utilities - Class Y                                       N/A         N/A             N/A
Putnam VT The George Putnam Fund of Boston - Class IB                      -16.11%       N/A           -2.88%
Putnam VT Growth and Income - Class IB                                     -26.20%       N/A           -9.45%
Putnam VT International Equity - Class IB                                  -24.90%       N/A           -16.74%
Putnam VT Investors - Class IB                                             -31.02%       N/A           -23.95%
Putnam VT Voyager - Class IB                                               -33.64%       N/A           -22.30%
Van Kampen LIT Aggressive Growth, Class II                                   N/A         N/A             N/A
Van Kampen LIT Comstock, Class II                                            N/A         N/A             N/A
Van Kampen LIT Emerging Growth, Class II                                     N/A         N/A             N/A
Van Kampen LIT Growth and Income, Class II                                   N/A         N/A             N/A


 (With Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
AIM V.I. Basic Value - Series II                                             N/A         N/A           -21.02%
AIM V.I. Capital Appreciation - Series II                                    N/A         N/A           -18.93%
AIM V.I. Premier Equity - Series II                                          N/A         N/A           -18.62%
AllianceBernstein Growth - Class B                                           N/A         N/A             N/A
AllianceBernstein Growth and Income - Class B                                N/A         N/A             N/A
AllianceBernstein Premier Growth - Class B                                   N/A         N/A             N/A
AllianceBernstein Small Cap Value - Class B                                  N/A         N/A             N/A
Morgan Stanley UIF Active International Allocation, Class II                 N/A         N/A             N/A
Morgan Stanley UIF Emerging Markets Debt, Class II                           N/A         N/A             N/A
Morgan Stanley UIF Emerging Markets Equity, Class II                         N/A         N/A             N/A
Morgan Stanley UIF Equity Growth, Class II                                   N/A         N/A             N/A
Morgan Stanley UIF Equity & Income, Class II                                 N/A         N/A             N/A
Morgan Stanley UIF Global Franchise, Class II                                N/A         N/A             N/A
Morgan Stanley UIF Mid Cap Growth, Class II                                  N/A         N/A             N/A
Morgan Stanley UIF Small Company Growth, Class II                            N/A         N/A             N/A
Morgan Stanley UIF U.S. Mid Cap Core, Class II                               N/A         N/A             N/A
Morgan Stanley UIF U.S. Real Estate, Class II                                N/A         N/A             N/A
Morgan Stanley VIS Aggressive Equity - Class Y                               N/A         N/A             N/A
Morgan Stanley VIS Dividend Growth - Class Y                                 N/A         N/A             N/A
Morgan Stanley VIS Equity - Class Y                                          N/A         N/A             N/A
Morgan Stanley VIS European Growth - Class Y                                 N/A         N/A             N/A
Morgan Stanley VIS Global Advantage - Class Y                                N/A         N/A             N/A
Morgan Stanley VIS Global Dividend Growth - Class Y                          N/A         N/A             N/A
Morgan Stanley VIS High Yield - Class Y                                      N/A         N/A             N/A
Morgan Stanley VIS Income Builder - Class Y                                  N/A         N/A             N/A
Morgan Stanley VIS Information - Class Y                                     N/A         N/A             N/A
Morgan Stanley VIS Limited Duration - Class Y                                N/A         N/A             N/A
Morgan Stanley VIS Money Market - Class Y                                    N/A         N/A             N/A
Morgan Stanley VIS Pacific Growth - Class Y                                  N/A         N/A             N/A
Morgan Stanley VIS Quality Income Plus - Class Y                             N/A         N/A             N/A
Morgan Stanley VIS S&P 500 Index - Class Y                                   N/A         N/A             N/A
Morgan Stanley VIS Strategist - Class Y                                      N/A         N/A             N/A
Morgan Stanley VIS Utilities - Class Y                                       N/A         N/A             N/A
Putnam VT The George Putnam Fund of Boston - Class IB                      -16.33%       N/A           -3.20%
Putnam VT Growth and Income - Class IB                                     -26.44%       N/A           -9.79%
Putnam VT International Equity - Class IB                                  -25.14%       N/A           -17.13%
Putnam VT Investors - Class IB                                             -31.27%       N/A           -24.42%
Putnam VT Voyager - Class IB                                               -33.89%       N/A           -22.73%
Van Kampen LIT Aggressive Growth, Class II                                   N/A         N/A             N/A
Van Kampen LIT Comstock, Class II                                            N/A         N/A             N/A
Van Kampen LIT Emerging Growth, Class II                                     N/A         N/A             N/A
Van Kampen LIT Growth and Income, Class II                                   N/A         N/A             N/A


(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
AIM V.I. Basic Value - Series II                                             N/A         N/A           -21.11%
AIM V.I. Capital Appreciation - Series II                                    N/A         N/A           -19.02%
AIM V.I. Premier Equity - Series II                                          N/A         N/A           -18.71%
AllianceBernstein Growth - Class B                                           N/A         N/A             N/A
AllianceBernstein Growth and Income - Class B                                N/A         N/A             N/A
AllianceBernstein Premier Growth - Class B                                   N/A         N/A             N/A
AllianceBernstein Small Cap Value - Class B                                  N/A         N/A             N/A
Morgan Stanley UIF Active International Allocation, Class II                 N/A         N/A             N/A
Morgan Stanley UIF Emerging Markets Debt, Class II                           N/A         N/A             N/A
Morgan Stanley UIF Emerging Markets Equity, Class II                         N/A         N/A             N/A
Morgan Stanley UIF Equity Growth, Class II                                   N/A         N/A             N/A
Morgan Stanley UIF Equity & Income, Class II                                 N/A         N/A             N/A
Morgan Stanley UIF Global Franchise, Class II                                N/A         N/A             N/A
Morgan Stanley UIF Mid Cap Growth, Class II                                  N/A         N/A             N/A
Morgan Stanley UIF Small Company Growth, Class II                            N/A         N/A             N/A
Morgan Stanley UIF U.S. Mid Cap Core, Class II                               N/A         N/A             N/A
Morgan Stanley UIF U.S. Real Estate, Class II                                N/A         N/A             N/A
Morgan Stanley VIS Aggressive Equity - Class Y                               N/A         N/A             N/A
Morgan Stanley VIS Dividend Growth - Class Y                                 N/A         N/A             N/A
Morgan Stanley VIS Equity - Class Y                                          N/A         N/A             N/A
Morgan Stanley VIS European Growth - Class Y                                 N/A         N/A             N/A
Morgan Stanley VIS Global Advantage - Class Y                                N/A         N/A             N/A
Morgan Stanley VIS Global Dividend Growth - Class Y                          N/A         N/A             N/A
Morgan Stanley VIS High Yield - Class Y                                      N/A         N/A             N/A
Morgan Stanley VIS Income Builder - Class Y                                  N/A         N/A             N/A
Morgan Stanley VIS Information - Class Y                                     N/A         N/A             N/A
Morgan Stanley VIS Limited Duration - Class Y                                N/A         N/A             N/A
Morgan Stanley VIS Money Market - Class Y                                    N/A         N/A             N/A
Morgan Stanley VIS Pacific Growth - Class Y                                  N/A         N/A             N/A
Morgan Stanley VIS Quality Income Plus - Class Y                             N/A         N/A             N/A
Morgan Stanley VIS S&P 500 Index - Class Y                                   N/A         N/A             N/A
Morgan Stanley VIS Strategist - Class Y                                      N/A         N/A             N/A
Morgan Stanley VIS Utilities - Class Y                                       N/A         N/A             N/A
Putnam VT The George Putnam Fund of Boston - Class IB                      -16.51%       N/A           -3.41%
Putnam VT Growth and Income - Class IB                                     -26.60%       N/A           -9.98%
Putnam VT International Equity - Class IB                                  -25.30%       N/A           -17.32%
Putnam VT Investors - Class IB                                             -31.42%       N/A           -24.59%
Putnam VT Voyager - Class IB                                               -34.04%       N/A           -22.90%
Van Kampen LIT Aggressive Growth, Class II                                   N/A         N/A             N/A
Van Kampen LIT Comstock, Class II                                            N/A         N/A             N/A
Van Kampen LIT Emerging Growth, Class II                                     N/A         N/A             N/A
Van Kampen LIT Growth and Income, Class II                                   N/A         N/A             N/A


 (With Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
AIM V.I. Basic Value - Series II                                             N/A         N/A           -21.17%
AIM V.I. Capital Appreciation - Series II                                    N/A         N/A           -19.08%
AIM V.I. Premier Equity - Series II                                          N/A         N/A           -18.77%
AllianceBernstein Growth - Class B                                           N/A         N/A             N/A
AllianceBernstein Growth and Income - Class B                                N/A         N/A             N/A
AllianceBernstein Premier Growth - Class B                                   N/A         N/A             N/A
AllianceBernstein Small Cap Value - Class B                                  N/A         N/A             N/A
Morgan Stanley UIF Active International Allocation, Class II                 N/A         N/A             N/A
Morgan Stanley UIF Emerging Markets Debt, Class II                           N/A         N/A             N/A
Morgan Stanley UIF Emerging Markets Equity, Class II                         N/A         N/A             N/A
Morgan Stanley UIF Equity Growth, Class II                                   N/A         N/A             N/A
Morgan Stanley UIF Equity & Income, Class II                                 N/A         N/A             N/A
Morgan Stanley UIF Global Franchise, Class II                                N/A         N/A             N/A
Morgan Stanley UIF Mid Cap Growth, Class II                                  N/A         N/A             N/A
Morgan Stanley UIF Small Company Growth, Class II                            N/A         N/A             N/A
Morgan Stanley UIF U.S. Mid Cap Core, Class II                               N/A         N/A             N/A
Morgan Stanley UIF U.S. Real Estate, Class II                                N/A         N/A             N/A
Morgan Stanley VIS Aggressive Equity - Class Y                               N/A         N/A             N/A
Morgan Stanley VIS Dividend Growth - Class Y                                 N/A         N/A             N/A
Morgan Stanley VIS Equity - Class Y                                          N/A         N/A             N/A
Morgan Stanley VIS European Growth - Class Y                                 N/A         N/A             N/A
Morgan Stanley VIS Global Advantage - Class Y                                N/A         N/A             N/A
Morgan Stanley VIS Global Dividend Growth - Class Y                          N/A         N/A             N/A
Morgan Stanley VIS High Yield - Class Y                                      N/A         N/A             N/A
Morgan Stanley VIS Income Builder - Class Y                                  N/A         N/A             N/A
Morgan Stanley VIS Information - Class Y                                     N/A         N/A             N/A
Morgan Stanley VIS Limited Duration - Class Y                                N/A         N/A             N/A
Morgan Stanley VIS Money Market - Class Y                                    N/A         N/A             N/A
Morgan Stanley VIS Pacific Growth - Class Y                                  N/A         N/A             N/A
Morgan Stanley VIS Quality Income Plus - Class Y                             N/A         N/A             N/A
Morgan Stanley VIS S&P 500 Index - Class Y                                   N/A         N/A             N/A
Morgan Stanley VIS Strategist - Class Y                                      N/A         N/A             N/A
Morgan Stanley VIS Utilities - Class Y                                       N/A         N/A             N/A
Putnam VT The George Putnam Fund of Boston - Class IB                      -16.48%       N/A           -3.40%
Putnam VT Growth and Income - Class IB                                     -26.59%       N/A           -9.99%
Putnam VT International Equity - Class IB                                  -25.29%       N/A           -17.35%
Putnam VT Investors - Class IB                                             -31.42%       N/A           -24.66%
Putnam VT Voyager - Class IB                                               -34.04%       N/A           -22.96%
Van Kampen LIT Aggressive Growth, Class II                                   N/A         N/A             N/A
Van Kampen LIT Comstock, Class II                                            N/A         N/A             N/A
Van Kampen LIT Emerging Growth, Class II                                     N/A         N/A             N/A
Van Kampen LIT Growth and Income, Class II                                   N/A         N/A             N/A


 (With the MAV Death Benefit Option and Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
AIM V.I. Basic Value - Series II                                             N/A         N/A           -21.26%
AIM V.I. Capital Appreciation - Series II                                    N/A         N/A           -19.17%
AIM V.I. Premier Equity - Series II                                          N/A         N/A           -18.86%
AllianceBernstein Growth - Class B                                           N/A         N/A             N/A
AllianceBernstein Growth and Income - Class B                                N/A         N/A             N/A
AllianceBernstein Premier Growth - Class B                                   N/A         N/A             N/A
AllianceBernstein Small Cap Value - Class B                                  N/A         N/A             N/A
Morgan Stanley UIF Active International Allocation, Class II                 N/A         N/A             N/A
Morgan Stanley UIF Emerging Markets Debt, Class II                           N/A         N/A             N/A
Morgan Stanley UIF Emerging Markets Equity, Class II                         N/A         N/A             N/A
Morgan Stanley UIF Equity Growth, Class II                                   N/A         N/A             N/A
Morgan Stanley UIF Equity & Income, Class II                                 N/A         N/A             N/A
Morgan Stanley UIF Global Franchise, Class II                                N/A         N/A             N/A
Morgan Stanley UIF Mid Cap Growth, Class II                                  N/A         N/A             N/A
Morgan Stanley UIF Small Company Growth, Class II                            N/A         N/A             N/A
Morgan Stanley UIF U.S. Mid Cap Core, Class II                               N/A         N/A             N/A
Morgan Stanley UIF U.S. Real Estate, Class II                                N/A         N/A             N/A
Morgan Stanley VIS Aggressive Equity - Class Y                               N/A         N/A             N/A
Morgan Stanley VIS Dividend Growth - Class Y                                 N/A         N/A             N/A
Morgan Stanley VIS Equity - Class Y                                          N/A         N/A             N/A
Morgan Stanley VIS European Growth - Class Y                                 N/A         N/A             N/A
Morgan Stanley VIS Global Advantage - Class Y                                N/A         N/A             N/A
Morgan Stanley VIS Global Dividend Growth - Class Y                          N/A         N/A             N/A
Morgan Stanley VIS High Yield - Class Y                                      N/A         N/A             N/A
Morgan Stanley VIS Income Builder - Class Y                                  N/A         N/A             N/A
Morgan Stanley VIS Information - Class Y                                     N/A         N/A             N/A
Morgan Stanley VIS Limited Duration - Class Y                                N/A         N/A             N/A
Morgan Stanley VIS Money Market - Class Y                                    N/A         N/A             N/A
Morgan Stanley VIS Pacific Growth - Class Y                                  N/A         N/A             N/A
Morgan Stanley VIS Quality Income Plus - Class Y                             N/A         N/A             N/A
Morgan Stanley VIS S&P 500 Index - Class Y                                   N/A         N/A             N/A
Morgan Stanley VIS Strategist - Class Y                                      N/A         N/A             N/A
Morgan Stanley VIS Utilities - Class Y                                       N/A         N/A             N/A
Putnam VT The George Putnam Fund of Boston - Class IB                      -16.66%       N/A           -3.60%
Putnam VT Growth and Income - Class IB                                     -26.75%       N/A           -10.18%
Putnam VT International Equity - Class IB                                  -25.45%       N/A           -17.53%
Putnam VT Investors - Class IB                                             -31.57%       N/A           -24.83%
Putnam VT Voyager - Class IB                                               -34.19%       N/A           -23.13%
Van Kampen LIT Aggressive Growth, Class II                                   N/A         N/A             N/A
Van Kampen LIT Comstock, Class II                                            N/A         N/A             N/A
Van Kampen LIT Emerging Growth, Class II                                     N/A         N/A             N/A
Van Kampen LIT Growth and Income, Class II                                   N/A         N/A             N/A


Adjusted Historical Total Returns Method 1

Set out below are the adjusted historical total returns for each Variable Sub-Account using Method 1 for the periods ended December 31, 2002. Adjusted historical total returns using Method 1 for the Morgan Stanley UIF Equity and Income, Morgan Stanley UIF Global Franchise and Morgan Stanley UIF Small Company Growth Variable Sub-Accounts are not shown, as the Portfolios underlying these Variable Sub-Accounts commenced operations on May 1, 2003. The adjusted historical total returns shown below do not reflect withdrawal charges or the $30 annual contract maintenance charge.


Variable Sub-Account                                                 Inception Date of
                                                                    Corresponding Portfolio

AIM V.I. Basic Value - Series II                                        9/10/01
AIM V.I. Capital Appreciation - Series II*                              5/5/93
AIM V.I. Premier Equity - Series II*                                    5/5/93
AllianceBernstein Growth - Class B**                                    9/15/94
AllianceBernstein Growth and Income - Class B**                         1/14/91
AllianceBernstein Premier Growth - Class B**                            6/26/92
AllianceBernstein Small Cap Value - Class B                             5/1/01
Morgan Stanley UIF Active International Allocation, Class II***         8/31/99
Morgan Stanley UIF Emerging Markets Debt, Class II***                   6/16/97
Morgan Stanley UIF Emerging Markets Equity, Class II***                 10/1/96
Morgan Stanley UIF Equity Growth, Class II***                           1/2/97
Morgan Stanley UIF Equity and Income, Class II                          5/1/03
Morgan Stanley UIF Global Franchise, Class II                           5/1/03
Morgan Stanley UIF Mid Cap Growth, Class II***                          10/18/99
Morgan Stanley UIF Small Company Growth, Class II                       5/1/03
Morgan Stanley UIF U.S. Mid Cap Core, Class II***                       1/2/97
Morgan Stanley UIF U.S. Real Estate, Class II***                        3/3/97
Morgan Stanley VIS Aggressive Equity - Class Y****                      5/3/99
Morgan Stanley VIS Dividend Growth - Class Y****                        3/1/90
Morgan Stanley VIS Equity - Class Y****                                 3/8/84
Morgan Stanley VIS European Growth - Class Y****                        3/1/91
Morgan Stanley VIS Global Advantage - Class Y****                       5/18/98
Morgan Stanley VIS Global Dividend Growth - Class Y****                 2/22/94
Morgan Stanley VIS High Yield - Class Y****                             3/8/84
Morgan Stanley VIS Income Builder - Class Y****                         1/21/97
Morgan Stanley VIS Information - Class Y****                            11/6/00
Morgan Stanley VIS Limited Duration - Class Y****                       5/3/99
Morgan Stanley VIS Money Market - Class Y****                           3/8/84
Morgan Stanley VIS Pacific Growth - Class Y****                         2/22/94
Morgan Stanley VIS Quality Income Plus - Class Y****                    3/2/87
Morgan Stanley VIS S&P 500 Index - Class Y****                          5/18/98
Morgan Stanley VIS Strategist - Class Y****                             3/2/87
Morgan Stanley VIS Utilities  - Class Y****                             3/1/90
Putnam VT The George Putnam Fund of Boston - Class IB*****              4/30/98
Putnam VT Growth and Income - Class IB*****                             2/1/88
Putnam VT International Equity - Class IB*****                          1/2/97
Putnam VT Investors - Class IB*****                                     4/30/98
Putnam VT Voyager - Class IB*****                                       2/1/88
Van Kampen LIT Aggressive Growth, Class II                              9/25/00
Van Kampen LIT Comstock, Class II******                                 4/30/99
Van Kampen LIT Emerging Growth, Class II******                          7/3/95
Van Kampen LIT Growth and Income, Class II******                        12/23/96

*The Portfolios' Series II shares ("12b-1class") corresponding to the AIM V.I. Capital Appreciation and AIM V.I. Premier Equity Variable Sub-Accounts were first offered on August 21, 2001 and September 18, 2001, respectively. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Series I shares ("non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios' 12b-1 class. The inception dates for the Portfolios are as shown above.

**The Portfolios' Class B shares ("12b-1 class") corresponding to the AllianceBernstein Growth, AllianceBernstein Growth and Income and
AllianceBernstein Premier Growth Variable Sub-Accounts were first offered on June 1, 1999. For periods prior to this date, the performance shown is based on the historical performance of the Portfolios' Class A shares ("non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios' 12b-1 class. The inception dates for the Portfolios are as shown above.

***The Portfolios' Class II shares ("12b-1 class") corresponding to the Morgan Stanley UIF Active International Allocation, Morgan Stanley UIF Emerging Markets Debt, Morgan Stanley UIF Emerging Markets Equity and Morgan Stanley UIF U.S. Real Estate Variable Sub-Accounts were first offered on November 15, 2002, December 19, 2002, January 10, 2003 and November 5, 2002, respectively. The Portfolios' Class II shares corresponding to the Morgan Stanley UIF Equity Growth, Morgan Stanley UIF Mid Cap Growth and Morgan Stanley UIF U.S. Mid Cap Core Variable Sub-Accounts were first offered on May 1, 2003. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Class I shares ("non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios' 12b-1 class. The inception dates for the Portfolios are as shown above.

****The Portfolios' Class Y shares ("12b-1 class") corresponding to these Variable Sub-Accounts were first offered on this date. For periods prior to June 5, 2000, the performance shown is based on the historical performance of the Portfolios' Class X shares ("non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios' 12b-1 class. The inception dates for the Portfolios are shown above.

***** Each of the Portfolios' Class IB shares ("12b-1 class") corresponding to the Variable Sub-Accounts commenced operations on April 30, 1998, except for the Putnam VT Growth and Income Fund, which commenced operations on April 6, 1998. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Class IA shares ("non 12b-1 class"), adjusted to reflect the current expenses of the Portfolios' 12b-1 class. The inception dates for the Portfolios are as shown above.

******The Portfolios' Class II shares ("12b-1 class") corresponding to the Van Kampen LIT Emerging Growth, Van Kampen LIT Comstock and Van Kampen LIT Growth and Income Variable Sub-Accounts were first offered on September 18, 2000. For periods prior to this date, the performance shown is based on the historical performance of the Portfolios' Class I shares ("the non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios'12b-1 class. The inception dates for the Portfolios are shown above.


(Without any optional benefits)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
AIM V.I. Basic Value - Series II                                           -23.36%       N/A           -17.05%
AIM V.I. Capital Appreciation - Series II                                  -25.48%      -3.74%          5.68%
AIM V.I. Premier Equity - Series II                                        -31.34%      -3.68%          6.19%
AllianceBernstein Growth - Class B                                         -29.19%      -6.17%          6.18%
AllianceBernstein Growth and Income - Class B                              -23.26%      2.12%           9.52%
AllianceBernstein Premier Growth - Class B                                 -31.73%      -2.79%          7.65%
AllianceBernstein Small Cap Value - Class B                                -7.57%        N/A            1.57%
Morgan Stanley UIF Active International Allocation, Class II               -19.02%       N/A           -12.75%
Morgan Stanley UIF Emerging Markets Debt, Class II                          7.42%       2.79%           2.50%
Morgan Stanley UIF Emerging Markets Equity, Class II                       -10.29%      -6.68%         -5.96%
Morgan Stanley UIF Equity Growth, Class II                                 -28.97%      -3.60%          1.46%
Morgan Stanley UIF Equity & Income, Class II                                 N/A         N/A             N/A
Morgan Stanley UIF Global Franchise, Class II                                N/A         N/A             N/A
Morgan Stanley UIF Mid Cap Growth, Class II                                -32.21%       N/A           -15.00%
Morgan Stanley UIF Small Company Growth, Class II                            N/A         N/A             N/A
Morgan Stanley UIF U.S. Mid Cap Core, Class II                             -29.12%      -0.11%          5.51%
Morgan Stanley UIF U.S. Real Estate, Class II                              -2.28%       2.76%           5.08%
Morgan Stanley VIS Aggressive Equity - Class Y                             -23.82%       N/A           -7.51%
Morgan Stanley VIS Dividend Growth - Class Y                               -19.28%      -3.31%          6.28%
Morgan Stanley VIS Equity - Class Y                                        -22.46%      -0.67%          8.41%
Morgan Stanley VIS European Growth - Class Y                               -22.53%      -1.83%          9.37%
Morgan Stanley VIS Global Advantage - Class Y                              -21.95%       N/A           -11.06%
Morgan Stanley VIS Global Dividend Growth - Class Y                        -13.84%      -0.90%          4.30%
Morgan Stanley VIS High Yield - Class Y                                    -8.55%      -18.60%         -5.35%
Morgan Stanley VIS Income Builder - Class Y                                -9.14%       -0.65%          2.64%
Morgan Stanley VIS Information - Class Y                                   -44.02%       N/A           -43.51%
Morgan Stanley VIS Limited Duration - Class Y                               2.48%        N/A            3.34%
Morgan Stanley VIS Money Market - Class Y                                  -0.21%       2.66%           2.78%
Morgan Stanley VIS Pacific Growth - Class Y                                -24.54%     -12.49%         -12.43%
Morgan Stanley VIS Quality Income Plus - Class Y                            3.91%       4.33%           5.42%
Morgan Stanley VIS S&P 500 Index - Class Y                                 -23.66%       N/A           -5.38%
Morgan Stanley VIS Strategist - Class Y                                    -11.27%      2.50%           5.57%
Morgan Stanley VIS Utilities - Class Y                                     -24.07%      -5.29%          2.82%
Putnam VT The George Putnam Fund of Boston - Class IB                      -9.92%        N/A           -0.50%
Putnam VT Growth and Income - Class IB                                     -20.03%      -2.14%          7.08%
Putnam VT International Equity - Class IB                                  -18.73%      0.99%           3.13%
Putnam VT Investors - Class IB                                             -24.85%       N/A           -8.37%
Putnam VT Voyager - Class IB                                               -27.47%      -2.63%          6.98%
Van Kampen LIT Aggressive Growth, Class II                                 -33.39%       N/A           -41.06%
Van Kampen LIT Comstock, Class II                                          -20.47%       N/A           -2.76%
Van Kampen LIT Emerging Growth, Class II                                   -33.52%      1.58%           7.43%
Van Kampen LIT Growth and Income, Class II                                 -15.83%      3.62%           6.15%


(With the MAV Death Benefit Option)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
AIM V.I. Basic Value - Series II                                           -23.51%       N/A           -17.21%
AIM V.I. Capital Appreciation - Series II                                  -25.63%      -3.93%          5.47%
AIM V.I. Premier Equity - Series II                                        -31.48%      -3.88%          5.98%
AllianceBernstein Growth - Class B                                         -29.33%      -6.35%          5.97%
AllianceBernstein Growth and Income - Class B                              -23.42%      1.92%           9.31%
AllianceBernstein Premier Growth - Class B                                 -31.87%      -2.98%          7.44%
AllianceBernstein Small Cap Value - Class B                                -7.76%        N/A            1.37%
Morgan Stanley UIF Active International Allocation, Class II               -19.19%       N/A           -12.92%
Morgan Stanley UIF Emerging Markets Debt, Class II                          7.21%       2.59%           2.30%
Morgan Stanley UIF Emerging Markets Equity, Class II                       -10.47%      -6.87%         -6.15%
Morgan Stanley UIF Equity Growth, Class II                                 -29.11%      -3.80%          1.25%
Morgan Stanley UIF Equity & Income, Class II                                 N/A         N/A             N/A
Morgan Stanley UIF Global Franchise, Class II                                N/A         N/A             N/A
Morgan Stanley UIF Mid Cap Growth, Class II                                -32.35%       N/A           -15.17%
Morgan Stanley UIF Small Company Growth, Class II                            N/A         N/A             N/A
Morgan Stanley UIF U.S. Mid Cap Core, Class II                             -29.27%      -0.31%          5.30%
Morgan Stanley UIF U.S. Real Estate, Class II                              -2.47%       2.56%           4.87%
Morgan Stanley VIS Aggressive Equity - Class Y                             -23.98%       N/A           -7.70%
Morgan Stanley VIS Dividend Growth - Class Y                               -19.45%      -3.50%          6.06%
Morgan Stanley VIS Equity - Class Y                                        -22.61%      -0.87%          8.20%
Morgan Stanley VIS European Growth - Class Y                               -22.69%      -2.02%          9.15%
Morgan Stanley VIS Global Advantage - Class Y                              -22.11%       N/A           -11.24%
Morgan Stanley VIS Global Dividend Growth - Class Y                        -14.01%      -1.10%          4.09%
Morgan Stanley VIS High Yield - Class Y                                    -8.73%      -18.76%         -5.54%
Morgan Stanley VIS Income Builder - Class Y                                -9.32%       -0.85%          2.43%
Morgan Stanley VIS Information - Class Y                                   -44.13%       N/A           -43.63%
Morgan Stanley VIS Limited Duration - Class Y                               2.27%        N/A            3.14%
Morgan Stanley VIS Money Market - Class Y                                  -0.41%       2.45%           2.58%
Morgan Stanley VIS Pacific Growth - Class Y                                -24.69%     -12.67%         -12.60%
Morgan Stanley VIS Quality Income Plus - Class Y                            3.71%       4.13%           5.21%
Morgan Stanley VIS S&P 500 Index - Class Y                                 -23.81%       N/A           -5.57%
Morgan Stanley VIS Strategist - Class Y                                    -11.45%      2.29%           5.36%
Morgan Stanley VIS Utilities - Class Y                                     -24.22%      -5.48%          2.61%
Putnam VT The George Putnam Fund of Boston - Class IB                      -10.10%       N/A           -0.70%
Putnam VT Growth and Income - Class IB                                     -20.19%      -2.33%          6.87%
Putnam VT International Equity - Class IB                                  -18.89%      0.79%           2.92%
Putnam VT Investors - Class IB                                             -25.00%       N/A           -8.56%
Putnam VT Voyager - Class IB                                               -27.62%      -2.82%          6.77%
Van Kampen LIT Aggressive Growth, Class II                                 -33.52%       N/A           -41.18%
Van Kampen LIT Comstock, Class II                                          -20.63%       N/A           -2.95%
Van Kampen LIT Emerging Growth, Class II                                   -33.65%      1.38%           7.22%
Van Kampen LIT Growth and Income, Class II                                 -16.00%      3.41%           5.94%


(With Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
AIM V.I. Basic Value - Series II                                           -23.76%       N/A           -17.62%
AIM V.I. Capital Appreciation - Series II                                  -25.88%      -4.07%          5.44%
AIM V.I. Premier Equity - Series II                                        -31.74%      -4.00%          5.95%
AllianceBernstein Growth - Class B                                         -29.59%      -6.50%          5.94%
AllianceBernstein Growth and Income - Class B                              -23.66%      1.80%           9.29%
AllianceBernstein Premier Growth - Class B                                 -32.13%      -3.08%          7.43%
AllianceBernstein Small Cap Value - Class B                                -7.97%        N/A            1.11%
Morgan Stanley UIF Active International Allocation, Class II               -19.42%       N/A           -13.25%
Morgan Stanley UIF Emerging Markets Debt, Class II                          7.02%       2.35%           2.03%
Morgan Stanley UIF Emerging Markets Equity, Class II                       -10.69%      -7.12%         -6.46%
Morgan Stanley UIF Equity Growth, Class II                                 -29.37%      -3.93%          1.18%
Morgan Stanley UIF Equity & Income, Class II                                 N/A         N/A             N/A
Morgan Stanley UIF Global Franchise, Class II                                N/A         N/A             N/A
Morgan Stanley UIF Mid Cap Growth, Class II                                -32.61%       N/A           -15.46%
Morgan Stanley UIF Small Company Growth, Class II                            N/A         N/A             N/A
Morgan Stanley UIF U.S. Mid Cap Core, Class II                             -29.52%      -0.44%          5.26%
Morgan Stanley UIF U.S. Real Estate, Class II                              -2.68%       2.35%           4.70%
Morgan Stanley VIS Aggressive Equity - Class Y                             -24.22%       N/A           -7.89%
Morgan Stanley VIS Dividend Growth - Class Y                               -19.68%      -3.68%          6.03%
Morgan Stanley VIS Equity - Class Y                                        -22.86%      -0.97%          8.19%
Morgan Stanley VIS European Growth - Class Y                               -22.93%      -2.15%          9.18%
Morgan Stanley VIS Global Advantage - Class Y                              -22.35%       N/A           -11.52%
Morgan Stanley VIS Global Dividend Growth - Class Y                        -14.24%      -1.26%          4.00%
Morgan Stanley VIS High Yield - Class Y                                    -8.95%      -19.21%         -5.71%
Morgan Stanley VIS Income Builder - Class Y                                -9.54%       -1.04%          2.30%
Morgan Stanley VIS Information - Class Y                                   -44.42%       N/A           -44.19%
Morgan Stanley VIS Limited Duration - Class Y                               2.08%        N/A            2.92%
Morgan Stanley VIS Money Market - Class Y                                  -0.61%       2.28%           2.43%
Morgan Stanley VIS Pacific Growth - Class Y                                -24.94%     -12.94%         -13.05%
Morgan Stanley VIS Quality Income Plus - Class Y                            3.51%       3.96%           5.10%
Morgan Stanley VIS S&P 500 Index - Class Y                                 -24.06%       N/A           -5.77%
Morgan Stanley VIS Strategist - Class Y                                    -11.67%      2.18%           5.29%
Morgan Stanley VIS Utilities - Class Y                                     -24.47%      -5.64%          2.54%
Putnam VT The George Putnam Fund of Boston - Class IB                      -10.32%       N/A           -0.91%
Putnam VT Growth and Income - Class IB                                     -20.43%      -2.50%          6.84%
Putnam VT International Equity - Class IB                                  -19.13%      0.69%           2.84%
Putnam VT Investors - Class IB                                             -25.25%       N/A           -8.77%
Putnam VT Voyager - Class IB                                               -27.87%      -2.94%          6.76%
Van Kampen LIT Aggressive Growth, Class II                                 -33.79%       N/A           -41.78%
Van Kampen LIT Comstock, Class II                                          -20.87%       N/A           -3.17%
Van Kampen LIT Emerging Growth, Class II                                   -33.92%      1.33%           7.19%
Van Kampen LIT Growth and Income, Class II                                 -16.23%      3.30%           5.79%


(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
AIM V.I. Basic Value - Series II                                           -23.91%       N/A           -17.79%
AIM V.I. Capital Appreciation - Series II                                  -26.03%      -4.26%          5.23%
AIM V.I. Premier Equity - Series II                                        -31.88%      -4.20%          5.74%
AllianceBernstein Growth - Class B                                         -29.73%      -6.69%          5.73%
AllianceBernstein Growth and Income - Class B                              -23.82%      1.60%           9.07%
AllianceBernstein Premier Growth - Class B                                 -32.27%      -3.28%          7.22%
AllianceBernstein Small Cap Value - Class B                                -8.16%        N/A            0.91%
Morgan Stanley UIF Active International Allocation, Class II               -19.59%       N/A           -13.42%
Morgan Stanley UIF Emerging Markets Debt, Class II                          6.81%       2.14%           1.82%
Morgan Stanley UIF Emerging Markets Equity, Class II                       -10.87%      -7.31%         -6.65%
Morgan Stanley UIF Equity Growth, Class II                                 -29.51%      -4.13%          0.98%
Morgan Stanley UIF Equity & Income, Class II                                 N/A         N/A             N/A
Morgan Stanley UIF Global Franchise, Class II                                N/A         N/A             N/A
Morgan Stanley UIF Mid Cap Growth, Class II                                -32.75%       N/A           -15.63%
Morgan Stanley UIF Small Company Growth, Class II                            N/A         N/A             N/A
Morgan Stanley UIF U.S. Mid Cap Core, Class II                             -29.67%      -0.64%          5.04%
Morgan Stanley UIF U.S. Real Estate, Class II                              -2.87%       2.14%           4.49%
Morgan Stanley VIS Aggressive Equity - Class Y                             -24.38%       N/A           -8.08%
Morgan Stanley VIS Dividend Growth - Class Y                               -19.85%      -3.88%          5.82%
Morgan Stanley VIS Equity - Class Y                                        -23.01%      -1.17%          7.98%
Morgan Stanley VIS European Growth - Class Y                               -23.09%      -2.35%          8.96%
Morgan Stanley VIS Global Advantage - Class Y                              -22.51%       N/A           -11.70%
Morgan Stanley VIS Global Dividend Growth - Class Y                        -14.41%      -1.46%          3.79%
Morgan Stanley VIS High Yield - Class Y                                    -9.13%      -19.38%         -5.90%
Morgan Stanley VIS Income Builder - Class Y                                -9.72%       -1.24%          2.09%
Morgan Stanley VIS Information - Class Y                                   -44.53%       N/A           -44.31%
Morgan Stanley VIS Limited Duration - Class Y                               1.87%        N/A            2.71%
Morgan Stanley VIS Money Market - Class Y                                  -0.81%       2.07%           2.22%
Morgan Stanley VIS Pacific Growth - Class Y                                -25.09%     -13.12%         -13.23%
Morgan Stanley VIS Quality Income Plus - Class Y                            3.31%       3.75%           4.89%
Morgan Stanley VIS S&P 500 Index - Class Y                                 -24.21%       N/A           -5.96%
Morgan Stanley VIS Strategist - Class Y                                    -11.85%      1.97%           5.08%
Morgan Stanley VIS Utilities - Class Y                                     -24.62%      -5.83%          2.33%
Putnam VT The George Putnam Fund of Boston - Class IB                      -10.50%       N/A           -1.11%
Putnam VT Growth and Income - Class IB                                     -20.59%      -2.70%          6.62%
Putnam VT International Equity - Class IB                                  -19.29%      0.49%           2.63%
Putnam VT Investors - Class IB                                             -25.40%       N/A           -8.95%
Putnam VT Voyager - Class IB                                               -28.02%      -3.13%          6.55%
Van Kampen LIT Aggressive Growth, Class II                                 -33.92%       N/A           -41.90%
Van Kampen LIT Comstock, Class II                                          -21.03%       N/A           -3.37%
Van Kampen LIT Emerging Growth, Class II                                   -34.05%      1.13%           6.98%
Van Kampen LIT Growth and Income, Class II                                 -16.40%      3.09%           5.58%


(With Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
AIM V.I. Basic Value - Series II                                           -23.91%       N/A           -17.84%
AIM V.I. Capital Appreciation - Series II                                  -26.03%      -4.19%          5.35%
AIM V.I. Premier Equity - Series II                                        -31.89%      -4.12%          5.86%
AllianceBernstein Growth - Class B                                         -29.74%      -6.63%          5.85%
AllianceBernstein Growth and Income - Class B                              -23.81%      1.68%           9.20%
AllianceBernstein Premier Growth - Class B                                 -32.28%      -3.20%          7.35%
AllianceBernstein Small Cap Value - Class B                                -8.12%        N/A            0.94%
Morgan Stanley UIF Active International Allocation, Class II               -19.57%       N/A           -13.43%
Morgan Stanley UIF Emerging Markets Debt, Class II                          6.87%       2.18%           1.84%
Morgan Stanley UIF Emerging Markets Equity, Class II                       -10.84%      -7.29%         -6.65%
Morgan Stanley UIF Equity Growth, Class II                                 -29.52%      -4.06%          1.08%
Morgan Stanley UIF Equity & Income, Class II                                 N/A         N/A             N/A
Morgan Stanley UIF Global Franchise, Class II                                N/A         N/A             N/A
Morgan Stanley UIF Mid Cap Growth, Class II                                -32.76%       N/A           -15.63%
Morgan Stanley UIF Small Company Growth, Class II                            N/A         N/A             N/A
Morgan Stanley UIF U.S. Mid Cap Core, Class II                             -29.67%      -0.56%          5.16%
Morgan Stanley UIF U.S. Real Estate, Class II                              -2.83%       2.19%           4.56%
Morgan Stanley VIS Aggressive Equity - Class Y                             -24.37%       N/A           -8.04%
Morgan Stanley VIS Dividend Growth - Class Y                               -19.83%      -3.83%          5.94%
Morgan Stanley VIS Equity - Class Y                                        -23.01%      -1.08%          8.11%
Morgan Stanley VIS European Growth - Class Y                               -23.08%      -2.27%          9.11%
Morgan Stanley VIS Global Advantage - Class Y                              -22.50%       N/A           -11.70%
Morgan Stanley VIS Global Dividend Growth - Class Y                        -14.39%      -1.39%          3.89%
Morgan Stanley VIS High Yield - Class Y                                    -9.10%      -19.44%         -5.85%
Morgan Stanley VIS Income Builder - Class Y                                -9.69%       -1.19%          2.17%
Morgan Stanley VIS Information - Class Y                                   -44.57%       N/A           -44.45%
Morgan Stanley VIS Limited Duration - Class Y                               1.93%        N/A            2.76%
Morgan Stanley VIS Money Market - Class Y                                  -0.76%       2.14%           2.29%
Morgan Stanley VIS Pacific Growth - Class Y                                -25.09%     -13.11%         -13.29%
Morgan Stanley VIS Quality Income Plus - Class Y                            3.36%       3.81%           4.98%
Morgan Stanley VIS S&P 500 Index - Class Y                                 -24.21%       N/A           -5.92%
Morgan Stanley VIS Strategist - Class Y                                    -11.82%      2.06%           5.18%
Morgan Stanley VIS Utilities - Class Y                                     -24.62%      -5.78%          2.44%
Putnam VT The George Putnam Fund of Boston - Class IB                      -10.47%       N/A           -1.07%
Putnam VT Growth and Income - Class IB                                     -20.58%      -2.64%          6.75%
Putnam VT International Equity - Class IB                                  -19.28%      0.58%           2.73%
Putnam VT Investors - Class IB                                             -25.40%       N/A           -8.92%
Putnam VT Voyager - Class IB                                               -28.02%      -3.05%          6.68%
Van Kampen LIT Aggressive Growth, Class II                                 -33.94%       N/A           -42.05%
Van Kampen LIT Comstock, Class II                                          -21.02%       N/A           -3.33%
Van Kampen LIT Emerging Growth, Class II                                   -34.07%      1.24%           7.10%
Van Kampen LIT Growth and Income, Class II                                 -16.38%      3.18%           5.66%


(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
AIM V.I. Basic Value - Series II                                           -24.06%       N/A           -18.00%
AIM V.I. Capital Appreciation - Series II                                  -26.18%      -4.39%          5.14%
AIM V.I. Premier Equity - Series II                                        -32.03%      -4.32%          5.65%
AllianceBernstein Growth - Class B                                         -29.88%      -6.82%          5.64%
AllianceBernstein Growth and Income - Class B                              -23.97%      1.48%           8.98%
AllianceBernstein Premier Growth - Class B                                 -32.42%      -3.39%          7.13%
AllianceBernstein Small Cap Value - Class B                                -8.31%        N/A            0.74%
Morgan Stanley UIF Active International Allocation, Class II               -19.74%       N/A           -13.61%
Morgan Stanley UIF Emerging Markets Debt, Class II                          6.66%       1.97%           1.64%
Morgan Stanley UIF Emerging Markets Equity, Class II                       -11.02%      -7.48%         -6.84%
Morgan Stanley UIF Equity Growth, Class II                                 -29.66%      -4.25%          0.88%
Morgan Stanley UIF Equity & Income, Class II                                 N/A         N/A             N/A
Morgan Stanley UIF Global Franchise, Class II                                N/A         N/A             N/A
Morgan Stanley UIF Mid Cap Growth, Class II                                -32.90%       N/A           -15.81%
Morgan Stanley UIF Small Company Growth, Class II                            N/A         N/A             N/A
Morgan Stanley UIF U.S. Mid Cap Core, Class II                             -29.82%      -0.76%          4.95%
Morgan Stanley UIF U.S. Real Estate, Class II                              -3.02%       1.99%           4.35%
Morgan Stanley VIS Aggressive Equity - Class Y                             -24.53%       N/A           -8.22%
Morgan Stanley VIS Dividend Growth - Class Y                               -20.00%      -4.02%          5.72%
Morgan Stanley VIS Equity - Class Y                                        -23.16%      -1.28%          7.89%
Morgan Stanley VIS European Growth - Class Y                               -23.24%      -2.47%          8.89%
Morgan Stanley VIS Global Advantage - Class Y                              -22.66%       N/A           -11.88%
Morgan Stanley VIS Global Dividend Growth - Class Y                        -14.56%      -1.59%          3.68%
Morgan Stanley VIS High Yield - Class Y                                    -9.28%      -19.61%         -6.04%
Morgan Stanley VIS Income Builder - Class Y                                -9.87%       -1.39%          1.97%
Morgan Stanley VIS Information - Class Y                                   -44.68%       N/A           -44.56%
Morgan Stanley VIS Limited Duration - Class Y                               1.72%        N/A            2.55%
Morgan Stanley VIS Money Market - Class Y                                  -0.96%       1.93%           2.08%
Morgan Stanley VIS Pacific Growth - Class Y                                -25.24%     -13.29%         -13.47%
Morgan Stanley VIS Quality Income Plus - Class Y                            3.16%       3.60%           4.76%
Morgan Stanley VIS S&P 500 Index - Class Y                                 -24.36%       N/A           -6.11%
Morgan Stanley VIS Strategist - Class Y                                    -12.00%      1.85%           4.97%
Morgan Stanley VIS Utilities - Class Y                                     -24.77%      -5.97%          2.23%
Putnam VT The George Putnam Fund of Boston - Class IB                      -10.65%       N/A           -1.27%
Putnam VT Growth and Income - Class IB                                     -20.74%      -2.83%          6.53%
Putnam VT International Equity - Class IB                                  -19.44%      0.37%           2.52%
Putnam VT Investors - Class IB                                             -25.55%       N/A           -9.11%
Putnam VT Voyager - Class IB                                               -28.17%      -3.25%          6.46%
Van Kampen LIT Aggressive Growth, Class II                                 -34.07%       N/A           -42.17%
Van Kampen LIT Comstock, Class II                                          -21.18%       N/A           -3.52%
Van Kampen LIT Emerging Growth, Class II                                   -34.20%      1.04%           6.89%
Van Kampen LIT Growth and Income, Class II                                 -16.55%      2.97%           5.44%


Adjusted Historical Total Returns Method 2

Set out below are the adjusted historical total returns for each Variable Sub-Account using Method 2 for the periods ended December 31, 2002. Adjusted historical total returns using Method 2 for the Morgan Stanley UIF Equity and Income, Morgan Stanley UIF Global Franchise and Morgan Stanley UIF Small Company Growth Variable Sub-Accounts are not shown, as the Portfolios underlying these Variable Sub-Accounts commenced operations on May 1, 2003. The adjusted historical total returns shown below reflect withdrawal charges and the $30 annual contract maintenance charge.


Variable Sub-Account                                               Inception Date of
                                                                 Corresponding Portfolio

AIM V.I. Basic Value - Series II                                        9/10/01
AIM V.I. Capital Appreciation - Series II*                              5/5/93
AIM V.I. Premier Equity - Series II*                                    5/5/93
AllianceBernstein Growth - Class B**                                    9/15/94
AllianceBernstein Growth and Income - Class B**                         1/14/91
AllianceBernstein Premier Growth - Class B**                            6/26/92
AllianceBernstein Small Cap Value - Class B                             5/1/01
Morgan Stanley UIF Active International Allocation, Class II***         8/31/99
Morgan Stanley UIF Emerging Markets Debt, Class II***                   6/16/97
Morgan Stanley UIF Emerging Markets Equity, Class II***                 10/1/96
Morgan Stanley UIF Equity Growth, Class II***                           1/2/97
Morgan Stanley UIF Equity and Income, Class II                          5/1/03
Morgan Stanley UIF Global Franchise, Class II                           5/1/03
Morgan Stanley UIF Mid Cap Growth, Class II***                          10/18/99
Morgan Stanley UIF Small Company Growth, Class II                       5/1/03
Morgan Stanley UIF U.S. Mid Cap Core, Class II***                       1/2/97
Morgan Stanley UIF U.S. Real Estate, Class II***                        3/3/97
Morgan Stanley VIS Aggressive Equity - Class Y****                      5/3/99
Morgan Stanley VIS Dividend Growth - Class Y****                        3/1/90
Morgan Stanley VIS Equity - Class Y****                                 3/8/84
Morgan Stanley VIS European Growth - Class Y****                        3/1/91
Morgan Stanley VIS Global Advantage - Class Y****                       5/18/98
Morgan Stanley VIS Global Dividend Growth - Class Y****                 2/22/94
Morgan Stanley VIS High Yield - Class Y****                             3/8/84
Morgan Stanley VIS Income Builder - Class Y****                         1/21/97
Morgan Stanley VIS Information - Class Y****                            11/6/00
Morgan Stanley VIS Limited Duration - Class Y****                       5/3/99
Morgan Stanley VIS Money Market - Class Y****                           3/8/84
Morgan Stanley VIS Pacific Growth - Class Y****                         2/22/94
Morgan Stanley VIS Quality Income Plus - Class Y****                    3/2/87
Morgan Stanley VIS S&P 500 Index - Class Y****                          5/18/98
Morgan Stanley VIS Strategist - Class Y****                             3/2/87
Morgan Stanley VIS Utilities  - Class Y****                             3/1/90
Putnam VT The George Putnam Fund of Boston - Class IB*****              4/30/98
Putnam VT Growth and Income - Class IB*****                             2/1/88
Putnam VT International Equity - Class IB*****                          1/2/97
Putnam VT Investors - Class IB*****                                     4/30/98
Putnam VT Voyager - Class IB*****                                       2/1/88
Van Kampen LIT Aggressive Growth, Class II                              9/25/00
Van Kampen LIT Comstock, Class II******                                 4/30/99
Van Kampen LIT Emerging Growth, Class II******                          7/3/95
Van Kampen LIT Growth and Income, Class II******                        12/23/96

*The Portfolios' Series II shares ("12b-1 class") corresponding to the AIM V.I. Capital Appreciation and AIM V.I. Premier Equity Variable Sub-Accounts were first offered on August 21, 2001 and September 18, 2001, respectively. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Series I shares ("non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios' 12b-1 class. The inception dates for the Portfolios are as shown above.

**The Portfolios' Class B shares ("12b-1 class") corresponding to the AllianceBernstein Growth, AllianceBernstein Growth and Income and
AllianceBernstein Premier Growth Variable Sub-Accounts were first offered on June 1, 1999. For periods prior to this date, the performance shown is based on the historical performance of the Portfolios' Class A shares ("non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios' 12b-1 class. The inception dates for the Portfolios are as shown above.

***The Portfolios' Class II shares ("12b-1 class") corresponding to the Morgan Stanley UIF Active International Allocation, Morgan Stanley UIF Emerging Markets Debt, Morgan Stanley UIF Emerging Markets Equity and Morgan Stanley UIF U.S. Real Estate Variable Sub-Accounts were first offered on November 15, 2002, December 19, 2002, January 10, 2003 and November 5, 2002, respectively. The Portfolios' Class II shares corresponding to the Morgan Stanley UIF Equity Growth, Morgan Stanley UIF Mid Cap Growth and Morgan Stanley UIF U.S. Mid Cap Core Variable Sub-Accounts were first offered on May 1, 2003. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Class I shares ("non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios' 12b-1 class. The inception dates for the Portfolios are as shown above.

****The Portfolios' Class Y shares ("12b-1 class") corresponding to these Variable Sub-Accounts were first offered on this date. For periods prior to June 5, 2000, the performance shown is based on the historical performance of the Portfolios' Class X shares ("non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios' 12b-1 class. The inception dates for the Portfolios are shown above.

***** Each of the Portfolios' Class IB shares ("12b-1 class") corresponding to the Variable Sub-Accounts commenced operations on April 30, 1998, except for the Putnam VT Growth and Income Fund, which commenced operations on April 6, 1998. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Class IA shares ("non 12b-1 class"), adjusted to reflect the current expenses of the Portfolios' 12b-1 class. The inception dates for the Portfolios are as shown above.

******The Portfolios' Class II shares ("12b-1 class") corresponding to the Van Kampen LIT Emerging Growth, Van Kampen LIT Comstock and Van Kampen LIT Growth and Income Variable Sub-Accounts were first offered on September 18, 2000. For periods prior to this date, the performance shown is based on the historical performance of the Portfolios' Class I shares ("the non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios'12b-1 class. The inception dates for the Portfolios are shown above.


(Without any optional benefits)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
AIM V.I. Basic Value - Series II                                           -29.38%       N/A           -22.01%
AIM V.I. Capital Appreciation - Series II                                  -31.49%      -4.40%          5.64%
AIM V.I. Premier Equity - Series II                                        -37.36%      -4.34%          6.15%
AllianceBernstein Growth - Class B                                         -35.20%      -6.89%          6.14%
AllianceBernstein Growth and Income - Class B                              -29.28%      1.60%           9.49%
AllianceBernstein Premier Growth - Class B                                 -37.75%      -3.41%          7.62%
AllianceBernstein Small Cap Value - Class B                                -13.59%       N/A           -2.08%
Morgan Stanley UIF Active International Allocation, Class II               -25.04%       N/A           -14.63%
Morgan Stanley UIF Emerging Markets Debt, Class II                          1.40%       2.26%           2.01%
Morgan Stanley UIF Emerging Markets Equity, Class II                       -16.31%      -7.44%         -6.42%
Morgan Stanley UIF Equity Growth, Class II                                 -34.99%      -4.26%          1.01%
Morgan Stanley UIF Equity & Income, Class II                                 N/A         N/A             N/A
Morgan Stanley UIF Global Franchise, Class II                                N/A         N/A             N/A
Morgan Stanley UIF Mid Cap Growth, Class II                                -38.23%       N/A           -17.02%
Morgan Stanley UIF Small Company Growth, Class II                            N/A         N/A             N/A
Morgan Stanley UIF U.S. Mid Cap Core, Class II                             -35.14%      -0.68%          5.14%
Morgan Stanley UIF U.S. Real Estate, Class II                              -8.29%       2.23%           4.67%
Morgan Stanley VIS Aggressive Equity - Class Y                             -29.84%       N/A           -9.04%
Morgan Stanley VIS Dividend Growth - Class Y                               -25.30%      -3.96%          6.24%
Morgan Stanley VIS Equity - Class Y                                        -28.47%      -1.25%          8.38%
Morgan Stanley VIS European Growth - Class Y                               -28.55%      -2.44%          9.34%
Morgan Stanley VIS Global Advantage - Class Y                              -27.97%       N/A           -12.29%
Morgan Stanley VIS Global Dividend Growth - Class Y                        -19.85%      -1.50%          4.25%
Morgan Stanley VIS High Yield - Class Y                                    -14.57%     -19.90%         -5.41%
Morgan Stanley VIS Income Builder - Class Y                                -15.15%      -1.25%          2.20%
Morgan Stanley VIS Information - Class Y                                   -50.03%       N/A           -48.45%
Morgan Stanley VIS Limited Duration - Class Y                              -3.54%        N/A            2.20%
Morgan Stanley VIS Money Market - Class Y                                  -6.23%       2.13%           2.73%
Morgan Stanley VIS Pacific Growth - Class Y                                -30.56%     -13.46%         -12.53%
Morgan Stanley VIS Quality Income Plus - Class Y                           -2.10%       3.84%           5.37%
Morgan Stanley VIS S&P 500 Index - Class Y                                 -29.68%       N/A           -6.36%
Morgan Stanley VIS Strategist - Class Y                                    -17.28%      1.98%           5.53%
Morgan Stanley VIS Utilities - Class Y                                     -30.08%      -6.00%          2.77%
Putnam VT The George Putnam Fund of Boston - Class IB                      -15.93%       N/A           -1.32%
Putnam VT Growth and Income - Class IB                                     -26.04%      -2.76%          7.04%
Putnam VT International Equity - Class IB                                  -24.74%      0.45%           2.71%
Putnam VT Investors - Class IB                                             -30.87%       N/A           -9.47%
Putnam VT Voyager - Class IB                                               -33.49%      -3.25%          6.95%
Van Kampen LIT Aggressive Growth, Class II                                 -39.40%       N/A           -45.82%
Van Kampen LIT Comstock, Class II                                          -26.49%       N/A           -4.10%
Van Kampen LIT Emerging Growth, Class II                                   -39.54%      1.06%           7.39%
Van Kampen LIT Growth and Income, Class II                                 -21.85%      3.12%           5.88%


(With the MAV Death Benefit Option)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
AIM V.I. Basic Value - Series II                                           -29.53%       N/A           -22.18%
AIM V.I. Capital Appreciation - Series II                                  -31.64%      -4.60%          5.43%
AIM V.I. Premier Equity - Series II                                        -37.50%      -4.54%          5.94%
AllianceBernstein Growth - Class B                                         -35.35%      -7.09%          5.93%
AllianceBernstein Growth and Income - Class B                              -29.43%      1.39%           9.27%
AllianceBernstein Premier Growth - Class B                                 -37.88%      -3.61%          7.40%
AllianceBernstein Small Cap Value - Class B                                -13.77%       N/A           -2.29%
Morgan Stanley UIF Active International Allocation, Class II               -25.20%       N/A           -14.81%
Morgan Stanley UIF Emerging Markets Debt, Class II                          1.19%       2.05%           1.80%
Morgan Stanley UIF Emerging Markets Equity, Class II                       -16.49%      -7.63%         -6.61%
Morgan Stanley UIF Equity Growth, Class II                                 -35.13%      -4.46%          0.80%
Morgan Stanley UIF Equity & Income, Class II                                 N/A         N/A             N/A
Morgan Stanley UIF Global Franchise, Class II                                N/A         N/A             N/A
Morgan Stanley UIF Mid Cap Growth, Class II                                -38.36%       N/A           -17.20%
Morgan Stanley UIF Small Company Growth, Class II                            N/A         N/A             N/A
Morgan Stanley UIF U.S. Mid Cap Core, Class II                             -35.28%      -0.89%          4.93%
Morgan Stanley UIF U.S. Real Estate, Class II                              -8.49%       2.02%           4.45%
Morgan Stanley VIS Aggressive Equity - Class Y                             -29.99%       N/A           -9.23%
Morgan Stanley VIS Dividend Growth - Class Y                               -25.46%      -4.16%          6.02%
Morgan Stanley VIS Equity - Class Y                                        -28.63%      -1.45%          8.16%
Morgan Stanley VIS European Growth - Class Y                               -28.71%      -2.64%          9.12%
Morgan Stanley VIS Global Advantage - Class Y                              -28.13%       N/A           -12.48%
Morgan Stanley VIS Global Dividend Growth - Class Y                        -20.03%      -1.70%          4.04%
Morgan Stanley VIS High Yield - Class Y                                    -14.75%     -20.08%         -5.60%
Morgan Stanley VIS Income Builder - Class Y                                -15.34%      -1.45%          1.99%
Morgan Stanley VIS Information - Class Y                                   -50.15%       N/A           -48.57%
Morgan Stanley VIS Limited Duration - Class Y                              -3.75%        N/A            1.98%
Morgan Stanley VIS Money Market - Class Y                                  -6.43%       1.92%           2.52%
Morgan Stanley VIS Pacific Growth - Class Y                                -30.71%     -13.64%         -12.70%
Morgan Stanley VIS Quality Income Plus - Class Y                           -2.31%       3.62%           5.15%
Morgan Stanley VIS S&P 500 Index - Class Y                                 -29.83%       N/A           -6.56%
Morgan Stanley VIS Strategist - Class Y                                    -17.46%      1.77%           5.31%
Morgan Stanley VIS Utilities - Class Y                                     -30.23%      -6.19%          2.56%
Putnam VT The George Putnam Fund of Boston - Class IB                      -16.11%       N/A           -1.52%
Putnam VT Growth and Income - Class IB                                     -26.20%      -2.96%          6.83%
Putnam VT International Equity - Class IB                                  -24.90%      0.24%           2.50%
Putnam VT Investors - Class IB                                             -31.02%       N/A           -9.66%
Putnam VT Voyager - Class IB                                               -33.64%      -3.45%          6.73%
Van Kampen LIT Aggressive Growth, Class II                                 -39.54%       N/A           -45.95%
Van Kampen LIT Comstock, Class II                                          -26.64%       N/A           -4.30%
Van Kampen LIT Emerging Growth, Class II                                   -39.67%      0.85%           7.18%
Van Kampen LIT Growth and Income, Class II                                 -22.02%      2.91%           5.66%


(With Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
AIM V.I. Basic Value - Series II                                           -29.78%       N/A           -22.60%
AIM V.I. Capital Appreciation - Series II                                  -31.89%      -4.74%          5.40%
AIM V.I. Premier Equity - Series II                                        -37.76%      -4.67%          5.91%
AllianceBernstein Growth - Class B                                         -35.60%      -7.24%          5.90%
AllianceBernstein Growth and Income - Class B                              -29.68%      1.27%           9.25%
AllianceBernstein Premier Growth - Class B                                 -38.15%      -3.72%          7.40%
AllianceBernstein Small Cap Value - Class B                                -13.99%       N/A           -2.55%
Morgan Stanley UIF Active International Allocation, Class II               -25.44%       N/A           -15.15%
Morgan Stanley UIF Emerging Markets Debt, Class II                          1.00%       1.81%           1.52%
Morgan Stanley UIF Emerging Markets Equity, Class II                       -16.71%      -7.90%         -6.93%
Morgan Stanley UIF Equity Growth, Class II                                 -35.39%      -4.60%          0.73%
Morgan Stanley UIF Equity & Income, Class II                                 N/A         N/A             N/A
Morgan Stanley UIF Global Franchise, Class II                                N/A         N/A             N/A
Morgan Stanley UIF Mid Cap Growth, Class II                                -38.63%       N/A           -17.51%
Morgan Stanley UIF Small Company Growth, Class II                            N/A         N/A             N/A
Morgan Stanley UIF U.S. Mid Cap Core, Class II                             -35.54%      -1.02%          4.88%
Morgan Stanley UIF U.S. Real Estate, Class II                              -8.69%       1.81%           4.29%
Morgan Stanley VIS Aggressive Equity - Class Y                             -30.24%       N/A           -9.44%
Morgan Stanley VIS Dividend Growth - Class Y                               -25.70%      -4.35%          5.99%
Morgan Stanley VIS Equity - Class Y                                        -28.87%      -1.55%          8.16%
Morgan Stanley VIS European Growth - Class Y                               -28.95%      -2.77%          9.15%
Morgan Stanley VIS Global Advantage - Class Y                              -28.37%       N/A           -12.78%
Morgan Stanley VIS Global Dividend Growth - Class Y                        -20.25%      -1.86%          3.95%
Morgan Stanley VIS High Yield - Class Y                                    -14.97%     -20.56%         -5.77%
Morgan Stanley VIS Income Builder - Class Y                                -15.55%      -1.64%          1.86%
Morgan Stanley VIS Information - Class Y                                   -50.43%       N/A           -49.20%
Morgan Stanley VIS Limited Duration - Class Y                              -3.94%        N/A            1.76%
Morgan Stanley VIS Money Market - Class Y                                  -6.63%       1.75%           2.36%
Morgan Stanley VIS Pacific Growth - Class Y                                -30.96%     -13.92%         -13.16%
Morgan Stanley VIS Quality Income Plus - Class Y                           -2.50%       3.45%           5.04%
Morgan Stanley VIS S&P 500 Index - Class Y                                 -30.08%       N/A           -6.77%
Morgan Stanley VIS Strategist - Class Y                                    -17.68%      1.65%           5.24%
Morgan Stanley VIS Utilities - Class Y                                     -30.48%      -6.36%          2.50%
Putnam VT The George Putnam Fund of Boston - Class IB                      -16.33%       N/A           -1.75%
Putnam VT Growth and Income - Class IB                                     -26.44%      -3.13%          6.80%
Putnam VT International Equity - Class IB                                  -25.14%      0.14%           2.42%
Putnam VT Investors - Class IB                                             -31.27%       N/A           -9.88%
Putnam VT Voyager - Class IB                                               -33.89%      -3.57%          6.73%
Van Kampen LIT Aggressive Growth, Class II                                 -39.80%       N/A           -46.62%
Van Kampen LIT Comstock, Class II                                          -26.89%       N/A           -4.53%
Van Kampen LIT Emerging Growth, Class II                                   -39.94%      0.80%           7.15%
Van Kampen LIT Growth and Income, Class II                                 -22.25%      2.80%           5.52%


(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
AIM V.I. Basic Value - Series II                                           -29.93%       N/A           -22.76%
AIM V.I. Capital Appreciation - Series II                                  -32.04%      -4.94%          5.19%
AIM V.I. Premier Equity - Series II                                        -37.90%      -4.87%          5.70%
AllianceBernstein Growth - Class B                                         -35.75%      -7.44%          5.69%
AllianceBernstein Growth and Income - Class B                              -29.83%      1.06%           9.03%
AllianceBernstein Premier Growth - Class B                                 -38.28%      -3.92%          7.18%
AllianceBernstein Small Cap Value - Class B                                -14.17%       N/A           -2.76%
Morgan Stanley UIF Active International Allocation, Class II               -25.60%       N/A           -15.34%
Morgan Stanley UIF Emerging Markets Debt, Class II                          0.79%       1.59%           1.31%
Morgan Stanley UIF Emerging Markets Equity, Class II                       -16.89%      -8.09%         -7.13%
Morgan Stanley UIF Equity Growth, Class II                                 -35.53%      -4.80%          0.52%
Morgan Stanley UIF Equity & Income, Class II                                 N/A         N/A             N/A
Morgan Stanley UIF Global Franchise, Class II                                N/A         N/A             N/A
Morgan Stanley UIF Mid Cap Growth, Class II                                -38.76%       N/A           -17.69%
Morgan Stanley UIF Small Company Growth, Class II                            N/A         N/A             N/A
Morgan Stanley UIF U.S. Mid Cap Core, Class II                             -35.68%      -1.22%          4.66%
Morgan Stanley UIF U.S. Real Estate, Class II                              -8.89%       1.60%           4.07%
Morgan Stanley VIS Aggressive Equity - Class Y                             -30.39%       N/A           -9.63%
Morgan Stanley VIS Dividend Growth - Class Y                               -25.86%      -4.55%          5.77%
Morgan Stanley VIS Equity - Class Y                                        -29.03%      -1.76%          7.94%
Morgan Stanley VIS European Growth - Class Y                               -29.11%      -2.97%          8.93%
Morgan Stanley VIS Global Advantage - Class Y                              -28.53%       N/A           -12.97%
Morgan Stanley VIS Global Dividend Growth - Class Y                        -20.43%      -2.07%          3.74%
Morgan Stanley VIS High Yield - Class Y                                    -15.15%     -20.73%         -5.97%
Morgan Stanley VIS Income Builder - Class Y                                -15.74%      -1.85%          1.65%
Morgan Stanley VIS Information - Class Y                                   -50.55%       N/A           -49.33%
Morgan Stanley VIS Limited Duration - Class Y                              -4.15%        N/A            1.54%
Morgan Stanley VIS Money Market - Class Y                                  -6.83%       1.53%           2.16%
Morgan Stanley VIS Pacific Growth - Class Y                                -31.11%     -14.11%         -13.34%
Morgan Stanley VIS Quality Income Plus - Class Y                           -2.71%       3.24%           4.83%
Morgan Stanley VIS S&P 500 Index - Class Y                                 -30.23%       N/A           -6.97%
Morgan Stanley VIS Strategist - Class Y                                    -17.86%      1.44%           5.03%
Morgan Stanley VIS Utilities - Class Y                                     -30.63%      -6.55%          2.29%
Putnam VT The George Putnam Fund of Boston - Class IB                      -16.51%       N/A           -1.95%
Putnam VT Growth and Income - Class IB                                     -26.60%      -3.33%          6.58%
Putnam VT International Equity - Class IB                                  -25.30%      -0.07%          2.21%
Putnam VT Investors - Class IB                                             -31.42%       N/A           -10.07%
Putnam VT Voyager - Class IB                                               -34.04%      -3.77%          6.51%
Van Kampen LIT Aggressive Growth, Class II                                 -39.94%       N/A           -46.75%
Van Kampen LIT Comstock, Class II                                          -27.04%       N/A           -4.73%
Van Kampen LIT Emerging Growth, Class II                                   -40.07%      0.60%           6.94%
Van Kampen LIT Growth and Income, Class II                                 -22.42%      2.58%           5.30%


(With Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
AIM V.I. Basic Value - Series II                                           -29.93%       N/A           -22.81%
AIM V.I. Capital Appreciation - Series II                                  -32.04%      -4.86%          5.31%
AIM V.I. Premier Equity - Series II                                        -37.91%      -4.79%          5.82%
AllianceBernstein Growth - Class B                                         -35.75%      -7.37%          5.81%
AllianceBernstein Growth and Income - Class B                              -29.83%      1.15%           9.16%
AllianceBernstein Premier Growth - Class B                                 -38.30%      -3.83%          7.31%
AllianceBernstein Small Cap Value - Class B                                -14.14%       N/A           -2.73%
Morgan Stanley UIF Active International Allocation, Class II               -25.59%       N/A           -15.35%
Morgan Stanley UIF Emerging Markets Debt, Class II                          0.85%       1.63%           1.33%
Morgan Stanley UIF Emerging Markets Equity, Class II                       -16.86%      -8.07%         -7.13%
Morgan Stanley UIF Equity Growth, Class II                                 -35.54%      -4.72%          0.63%
Morgan Stanley UIF Equity & Income, Class II                                 N/A         N/A             N/A
Morgan Stanley UIF Global Franchise, Class II                                N/A         N/A             N/A
Morgan Stanley UIF Mid Cap Growth, Class II                                -38.78%       N/A           -17.70%
Morgan Stanley UIF Small Company Growth, Class II                            N/A         N/A             N/A
Morgan Stanley UIF U.S. Mid Cap Core, Class II                             -35.69%      -1.14%          4.78%
Morgan Stanley UIF U.S. Real Estate, Class II                              -8.84%       1.65%           4.14%
Morgan Stanley VIS Aggressive Equity - Class Y                             -30.39%       N/A           -9.59%
Morgan Stanley VIS Dividend Growth - Class Y                               -25.85%      -4.50%          5.89%
Morgan Stanley VIS Equity - Class Y                                        -29.02%      -1.67%          8.07%
Morgan Stanley VIS European Growth - Class Y                               -29.10%      -2.89%          9.08%
Morgan Stanley VIS Global Advantage - Class Y                              -28.52%       N/A           -12.96%
Morgan Stanley VIS Global Dividend Growth - Class Y                        -20.40%      -2.00%          3.84%
Morgan Stanley VIS High Yield - Class Y                                    -15.12%     -20.80%         -5.91%
Morgan Stanley VIS Income Builder - Class Y                                -15.70%      -1.79%          1.73%
Morgan Stanley VIS Information - Class Y                                   -50.58%       N/A           -49.49%
Morgan Stanley VIS Limited Duration - Class Y                              -4.09%        N/A            1.59%
Morgan Stanley VIS Money Market - Class Y                                  -6.78%       1.60%           2.23%
Morgan Stanley VIS Pacific Growth - Class Y                                -31.11%     -14.10%         -13.40%
Morgan Stanley VIS Quality Income Plus - Class Y                           -2.65%       3.31%           4.92%
Morgan Stanley VIS S&P 500 Index - Class Y                                 -30.23%       N/A           -6.93%
Morgan Stanley VIS Strategist - Class Y                                    -17.83%      1.53%           5.14%
Morgan Stanley VIS Utilities - Class Y                                     -30.63%      -6.49%          2.39%
Putnam VT The George Putnam Fund of Boston - Class IB                      -16.48%       N/A           -1.91%
Putnam VT Growth and Income - Class IB                                     -26.59%      -3.27%          6.71%
Putnam VT International Equity - Class IB                                  -25.29%      0.02%           2.31%
Putnam VT Investors - Class IB                                             -31.42%       N/A           -10.04%
Putnam VT Voyager - Class IB                                               -34.04%      -3.69%          6.64%
Van Kampen LIT Aggressive Growth, Class II                                 -39.95%       N/A           -46.92%
Van Kampen LIT Comstock, Class II                                          -27.04%       N/A           -4.69%
Van Kampen LIT Emerging Growth, Class II                                   -40.09%      0.71%           7.06%
Van Kampen LIT Growth and Income, Class II                                 -22.40%      2.67%           5.38%


(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
AIM V.I. Basic Value - Series II                                           -30.08%       N/A           -22.98%
AIM V.I. Capital Appreciation - Series II                                  -32.19%      -5.06%          5.10%
AIM V.I. Premier Equity - Series II                                        -38.05%      -4.99%          5.61%
AllianceBernstein Growth - Class B                                         -35.90%      -7.57%          5.60%
AllianceBernstein Growth and Income - Class B                              -29.98%      0.94%           8.94%
AllianceBernstein Premier Growth - Class B                                 -38.43%      -4.04%          7.09%
AllianceBernstein Small Cap Value - Class B                                -14.32%       N/A           -2.93%
Morgan Stanley UIF Active International Allocation, Class II               -25.75%       N/A           -15.54%
Morgan Stanley UIF Emerging Markets Debt, Class II                          0.64%       1.42%           1.12%
Morgan Stanley UIF Emerging Markets Equity, Class II                       -17.04%      -8.27%         -7.33%
Morgan Stanley UIF Equity Growth, Class II                                 -35.68%      -4.92%          0.42%
Morgan Stanley UIF Equity & Income, Class II                                 N/A         N/A             N/A
Morgan Stanley UIF Global Franchise, Class II                                N/A         N/A             N/A
Morgan Stanley UIF Mid Cap Growth, Class II                                -38.91%       N/A           -17.88%
Morgan Stanley UIF Small Company Growth, Class II                            N/A         N/A             N/A
Morgan Stanley UIF U.S. Mid Cap Core, Class II                             -35.83%      -1.35%          4.57%
Morgan Stanley UIF U.S. Real Estate, Class II                              -9.04%       1.44%           3.93%
Morgan Stanley VIS Aggressive Equity - Class Y                             -30.54%       N/A           -9.78%
Morgan Stanley VIS Dividend Growth - Class Y                               -26.01%      -4.70%          5.68%
Morgan Stanley VIS Equity - Class Y                                        -29.18%      -1.87%          7.85%
Morgan Stanley VIS European Growth - Class Y                               -29.26%      -3.10%          8.86%
Morgan Stanley VIS Global Advantage - Class Y                              -28.68%       N/A           -13.15%
Morgan Stanley VIS Global Dividend Growth - Class Y                        -20.58%      -2.21%          3.63%
Morgan Stanley VIS High Yield - Class Y                                    -15.30%     -20.98%         -6.11%
Morgan Stanley VIS Income Builder - Class Y                                -15.89%      -2.00%          1.51%
Morgan Stanley VIS Information - Class Y                                   -50.70%       N/A           -49.62%
Morgan Stanley VIS Limited Duration - Class Y                              -4.30%        N/A            1.38%
Morgan Stanley VIS Money Market - Class Y                                  -6.98%       1.39%           2.02%
Morgan Stanley VIS Pacific Growth - Class Y                                -31.26%     -14.29%         -13.59%
Morgan Stanley VIS Quality Income Plus - Class Y                           -2.86%       3.09%           4.71%
Morgan Stanley VIS S&P 500 Index - Class Y                                 -30.38%       N/A           -7.12%
Morgan Stanley VIS Strategist - Class Y                                    -18.01%      1.32%           4.92%
Morgan Stanley VIS Utilities - Class Y                                     -30.78%      -6.69%          2.18%
Putnam VT The George Putnam Fund of Boston - Class IB                      -16.66%       N/A           -2.11%
Putnam VT Growth and Income - Class IB                                     -26.75%      -3.48%          6.49%
Putnam VT International Equity - Class IB                                  -25.45%      -0.19%          2.10%
Putnam VT Investors - Class IB                                             -31.57%       N/A           -10.23%
Putnam VT Voyager - Class IB                                               -34.19%      -3.89%          6.43%
Van Kampen LIT Aggressive Growth, Class II                                 -40.09%       N/A           -47.06%
Van Kampen LIT Comstock, Class II                                          -27.19%       N/A           -4.89%
Van Kampen LIT Emerging Growth, Class II                                   -40.22%      0.50%           6.84%
Van Kampen LIT Growth and Income, Class II                                 -22.57%      2.46%           5.16%


                                   APPENDIX B

                  ALLSTATE VARIABLE ANNUITY - L SHARE CONTRACT


The Allstate Variable Annuity - L Share Contracts were first offered as of the date of this Statement of Additional Information. Accordingly, performance shown for periods prior to that date reflects the performance of the Variable Sub-Accounts, adjusted to reflect the current charges under the Contracts (and Options as applicable) as if they had been available throughout the periods shown.

These Contract charges include a maximum withdrawal charge of 7% that declines to zero after three years (not shown for non-standardized total returns), an annual contract maintenance charge of $30 (not shown for non-standardized total returns), and total Variable Account annual expenses of:

-        1.69% (without any optional benefit riders), or

-        1.89% with the MAV Death Benefit Option.

In addition, where Retirement Income Guarantee Option 1 is included, the performance shown reflects the deduction of the annual Rider Fee equal to 0.40% of the Income Base, assuming no additional purchase payments or withdrawals. Where Retirement Income Guarantee Option 2 is included, the performance shown reflects the deduction of the annual Rider Fee equal to 0.55% of the Income Base, assuming Income Base A is in effect and assuming no additional purchase payments or withdrawals.

See the Expense Table in the Prospectus for more details.

Standardized Total Returns

Set out below are the standardized total returns for each Variable Sub-Account since its inception through December 31, 2002. The following Variable Sub-Accounts commenced operations on December 10, 1999: The George Putnam Fund of Boston, Putnam Growth and Income, Putnam International Equity, Putnam
Investors, and Putnam Voyager. The following Variable Sub-Accounts commenced operations on June 30, 2002: AIM V.I. Basic Value, AIM V.I. Capital Appreciation and AIM V.I. Premier Equity. The following Variable Sub-Accounts commenced operations on May 1, 2003: Morgan Stanley UIF Active International Allocation, Morgan Stanley UIF Emerging Markets Debt, Morgan Stanley UIF U.S. Real Estate, Van Kampen LIT Emerging Growth and Van Kampen LIT Growth and Income. The remaining Variable Sub-Accounts commenced operations on July 1, 2003. The standardized total returns shown for the AIM V.I. Basic Value, AIM V.I. Capital Appreciation and AIM V.I. Premier Equity Variable Sub-Accounts are not annualized.


(Without any optional benefits)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
AIM V.I. Basic Value - Series II                                             N/A         N/A           -20.79%
AIM V.I. Capital Appreciation - Series II                                    N/A         N/A           -18.71%
AIM V.I. Premier Equity - Series II                                          N/A         N/A           -18.40%
AllianceBernstein Growth - Class B                                           N/A         N/A             N/A
AllianceBernstein Growth and Income - Class B                                N/A         N/A             N/A
AllianceBernstein Premier Growth - Class B                                   N/A         N/A             N/A
AllianceBernstein Small Cap Value - Class B                                  N/A         N/A             N/A
Morgan Stanley UIF Active International Allocation, Class II                 N/A         N/A             N/A
Morgan Stanley UIF Emerging Markets Debt, Class II                           N/A         N/A             N/A
Morgan Stanley UIF Emerging Markets Equity, Class II                         N/A         N/A             N/A
Morgan Stanley UIF Equity Growth, Class II                                   N/A         N/A             N/A
Morgan Stanley UIF Equity & Income, Class II                                 N/A         N/A             N/A
Morgan Stanley UIF Global Franchise, Class II                                N/A         N/A             N/A
Morgan Stanley UIF Mid Cap Growth, Class II                                  N/A         N/A             N/A
Morgan Stanley UIF Small Company Growth, Class II                            N/A         N/A             N/A
Morgan Stanley UIF U.S. Mid Cap Core, Class II                               N/A         N/A             N/A
Morgan Stanley UIF U.S. Real Estate, Class II                                N/A         N/A             N/A
Morgan Stanley VIS Aggressive Equity - Class Y                               N/A         N/A             N/A
Morgan Stanley VIS Dividend Growth - Class Y                                 N/A         N/A             N/A
Morgan Stanley VIS Equity - Class Y                                          N/A         N/A             N/A
Morgan Stanley VIS European Growth - Class Y                                 N/A         N/A             N/A
Morgan Stanley VIS Global Advantage - Class Y                                N/A         N/A             N/A
Morgan Stanley VIS Global Dividend Growth - Class Y                          N/A         N/A             N/A
Morgan Stanley VIS High Yield - Class Y                                      N/A         N/A             N/A
Morgan Stanley VIS Income Builder - Class Y                                  N/A         N/A             N/A
Morgan Stanley VIS Information - Class Y                                     N/A         N/A             N/A
Morgan Stanley VIS Limited Duration - Class Y                                N/A         N/A             N/A
Morgan Stanley VIS Money Market - Class Y                                    N/A         N/A             N/A
Morgan Stanley VIS Pacific Growth - Class Y                                  N/A         N/A             N/A
Morgan Stanley VIS Quality Income Plus - Class Y                             N/A         N/A             N/A
Morgan Stanley VIS S&P 500 Index - Class Y                                   N/A         N/A             N/A
Morgan Stanley VIS Strategist - Class Y                                      N/A         N/A             N/A
Morgan Stanley VIS Utilities - Class Y                                       N/A         N/A             N/A
Putnam VT The George Putnam Fund of Boston - Class IB                      -15.44%       N/A           -1.63%
Putnam VT Growth and Income - Class IB                                     -25.51%       N/A           -7.96%
Putnam VT International Equity - Class IB                                  -24.22%       N/A           -14.93%
Putnam VT Investors - Class IB                                             -30.32%       N/A           -21.74%
Putnam VT Voyager - Class IB                                               -32.93%       N/A           -20.19%
Van Kampen LIT Aggressive Growth, Class II                                   N/A         N/A             N/A
Van Kampen LIT Comstock, Class II                                            N/A         N/A             N/A
Van Kampen LIT Emerging Growth, Class II                                     N/A         N/A             N/A
Van Kampen LIT Growth and Income, Class II                                   N/A         N/A             N/A


(With the MAV Death Benefit Option)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
AIM V.I. Basic Value - Series II                                             N/A         N/A           -20.88%
AIM V.I. Capital Appreciation - Series II                                    N/A         N/A           -18.80%
AIM V.I. Premier Equity - Series II                                          N/A         N/A           -18.49%
AllianceBernstein Growth - Class B                                           N/A         N/A             N/A
AllianceBernstein Growth and Income - Class B                                N/A         N/A             N/A
AllianceBernstein Premier Growth - Class B                                   N/A         N/A             N/A
AllianceBernstein Small Cap Value - Class B                                  N/A         N/A             N/A
Morgan Stanley UIF Active International Allocation, Class II                 N/A         N/A             N/A
Morgan Stanley UIF Emerging Markets Debt, Class II                           N/A         N/A             N/A
Morgan Stanley UIF Emerging Markets Equity, Class II                         N/A         N/A             N/A
Morgan Stanley UIF Equity Growth, Class II                                   N/A         N/A             N/A
Morgan Stanley UIF Equity & Income, Class II                                 N/A         N/A             N/A
Morgan Stanley UIF Global Franchise, Class II                                N/A         N/A             N/A
Morgan Stanley UIF Mid Cap Growth, Class II                                  N/A         N/A             N/A
Morgan Stanley UIF Small Company Growth, Class II                            N/A         N/A             N/A
Morgan Stanley UIF U.S. Mid Cap Core, Class II                               N/A         N/A             N/A
Morgan Stanley UIF U.S. Real Estate, Class II                                N/A         N/A             N/A
Morgan Stanley VIS Aggressive Equity - Class Y                               N/A         N/A             N/A
Morgan Stanley VIS Dividend Growth - Class Y                                 N/A         N/A             N/A
Morgan Stanley VIS Equity - Class Y                                          N/A         N/A             N/A
Morgan Stanley VIS European Growth - Class Y                                 N/A         N/A             N/A
Morgan Stanley VIS Global Advantage - Class Y                                N/A         N/A             N/A
Morgan Stanley VIS Global Dividend Growth - Class Y                          N/A         N/A             N/A
Morgan Stanley VIS High Yield - Class Y                                      N/A         N/A             N/A
Morgan Stanley VIS Income Builder - Class Y                                  N/A         N/A             N/A
Morgan Stanley VIS Information - Class Y                                     N/A         N/A             N/A
Morgan Stanley VIS Limited Duration - Class Y                                N/A         N/A             N/A
Morgan Stanley VIS Money Market - Class Y                                    N/A         N/A             N/A
Morgan Stanley VIS Pacific Growth - Class Y                                  N/A         N/A             N/A
Morgan Stanley VIS Quality Income Plus - Class Y                             N/A         N/A             N/A
Morgan Stanley VIS S&P 500 Index - Class Y                                   N/A         N/A             N/A
Morgan Stanley VIS Strategist - Class Y                                      N/A         N/A             N/A
Morgan Stanley VIS Utilities - Class Y                                       N/A         N/A             N/A
Putnam VT The George Putnam Fund of Boston - Class IB                      -15.62%       N/A           -1.82%
Putnam VT Growth and Income - Class IB                                     -25.67%       N/A           -8.14%
Putnam VT International Equity - Class IB                                  -24.38%       N/A           -15.10%
Putnam VT Investors - Class IB                                             -30.47%       N/A           -21.90%
Putnam VT Voyager - Class IB                                               -33.08%       N/A           -20.35%
Van Kampen LIT Aggressive Growth, Class II                                   N/A         N/A             N/A
Van Kampen LIT Comstock, Class II                                            N/A         N/A             N/A
Van Kampen LIT Emerging Growth, Class II                                     N/A         N/A             N/A
Van Kampen LIT Growth and Income, Class II                                   N/A         N/A             N/A


(With Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
AIM V.I. Basic Value - Series II                                             N/A         N/A           -21.19%
AIM V.I. Capital Appreciation - Series II                                    N/A         N/A           -19.11%
AIM V.I. Premier Equity - Series II                                          N/A         N/A           -18.80%
AllianceBernstein Growth - Class B                                           N/A         N/A             N/A
AllianceBernstein Growth and Income - Class B                                N/A         N/A             N/A
AllianceBernstein Premier Growth - Class B                                   N/A         N/A             N/A
AllianceBernstein Small Cap Value - Class B                                  N/A         N/A             N/A
Morgan Stanley UIF Active International Allocation, Class II                 N/A         N/A             N/A
Morgan Stanley UIF Emerging Markets Debt, Class II                           N/A         N/A             N/A
Morgan Stanley UIF Emerging Markets Equity, Class II                         N/A         N/A             N/A
Morgan Stanley UIF Equity Growth, Class II                                   N/A         N/A             N/A
Morgan Stanley UIF Equity & Income, Class II                                 N/A         N/A             N/A
Morgan Stanley UIF Global Franchise, Class II                                N/A         N/A             N/A
Morgan Stanley UIF Mid Cap Growth, Class II                                  N/A         N/A             N/A
Morgan Stanley UIF Small Company Growth, Class II                            N/A         N/A             N/A
Morgan Stanley UIF U.S. Mid Cap Core, Class II                               N/A         N/A             N/A
Morgan Stanley UIF U.S. Real Estate, Class II                                N/A         N/A             N/A
Morgan Stanley VIS Aggressive Equity - Class Y                               N/A         N/A             N/A
Morgan Stanley VIS Dividend Growth - Class Y                                 N/A         N/A             N/A
Morgan Stanley VIS Equity - Class Y                                          N/A         N/A             N/A
Morgan Stanley VIS European Growth - Class Y                                 N/A         N/A             N/A
Morgan Stanley VIS Global Advantage - Class Y                                N/A         N/A             N/A
Morgan Stanley VIS Global Dividend Growth - Class Y                          N/A         N/A             N/A
Morgan Stanley VIS High Yield - Class Y                                      N/A         N/A             N/A
Morgan Stanley VIS Income Builder - Class Y                                  N/A         N/A             N/A
Morgan Stanley VIS Information - Class Y                                     N/A         N/A             N/A
Morgan Stanley VIS Limited Duration - Class Y                                N/A         N/A             N/A
Morgan Stanley VIS Money Market - Class Y                                    N/A         N/A             N/A
Morgan Stanley VIS Pacific Growth - Class Y                                  N/A         N/A             N/A
Morgan Stanley VIS Quality Income Plus - Class Y                             N/A         N/A             N/A
Morgan Stanley VIS S&P 500 Index - Class Y                                   N/A         N/A             N/A
Morgan Stanley VIS Strategist - Class Y                                      N/A         N/A             N/A
Morgan Stanley VIS Utilities - Class Y                                       N/A         N/A             N/A
Putnam VT The George Putnam Fund of Boston - Class IB                      -15.84%       N/A           -2.14%
Putnam VT Growth and Income - Class IB                                     -25.91%       N/A           -8.47%
Putnam VT International Equity - Class IB                                  -24.62%       N/A           -15.48%
Putnam VT Investors - Class IB                                             -30.72%       N/A           -22.34%
Putnam VT Voyager - Class IB                                               -33.33%       N/A           -20.76%
Van Kampen LIT Aggressive Growth, Class II                                   N/A         N/A             N/A
Van Kampen LIT Comstock, Class II                                            N/A         N/A             N/A
Van Kampen LIT Emerging Growth, Class II                                     N/A         N/A             N/A
Van Kampen LIT Growth and Income, Class II                                   N/A         N/A             N/A


(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
AIM V.I. Basic Value - Series II                                             N/A         N/A           -21.28%
AIM V.I. Capital Appreciation - Series II                                    N/A         N/A           -19.20%
AIM V.I. Premier Equity - Series II                                          N/A         N/A           -18.89%
AllianceBernstein Growth - Class B                                           N/A         N/A             N/A
AllianceBernstein Growth and Income - Class B                                N/A         N/A             N/A
AllianceBernstein Premier Growth - Class B                                   N/A         N/A             N/A
AllianceBernstein Small Cap Value - Class B                                  N/A         N/A             N/A
Morgan Stanley UIF Active International Allocation, Class II                 N/A         N/A             N/A
Morgan Stanley UIF Emerging Markets Debt, Class II                           N/A         N/A             N/A
Morgan Stanley UIF Emerging Markets Equity, Class II                         N/A         N/A             N/A
Morgan Stanley UIF Equity Growth, Class II                                   N/A         N/A             N/A
Morgan Stanley UIF Equity & Income, Class II                                 N/A         N/A             N/A
Morgan Stanley UIF Global Franchise, Class II                                N/A         N/A             N/A
Morgan Stanley UIF Mid Cap Growth, Class II                                  N/A         N/A             N/A
Morgan Stanley UIF Small Company Growth, Class II                            N/A         N/A             N/A
Morgan Stanley UIF U.S. Mid Cap Core, Class II                               N/A         N/A             N/A
Morgan Stanley UIF U.S. Real Estate, Class II                                N/A         N/A             N/A
Morgan Stanley VIS Aggressive Equity - Class Y                               N/A         N/A             N/A
Morgan Stanley VIS Dividend Growth - Class Y                                 N/A         N/A             N/A
Morgan Stanley VIS Equity - Class Y                                          N/A         N/A             N/A
Morgan Stanley VIS European Growth - Class Y                                 N/A         N/A             N/A
Morgan Stanley VIS Global Advantage - Class Y                                N/A         N/A             N/A
Morgan Stanley VIS Global Dividend Growth - Class Y                          N/A         N/A             N/A
Morgan Stanley VIS High Yield - Class Y                                      N/A         N/A             N/A
Morgan Stanley VIS Income Builder - Class Y                                  N/A         N/A             N/A
Morgan Stanley VIS Information - Class Y                                     N/A         N/A             N/A
Morgan Stanley VIS Limited Duration - Class Y                                N/A         N/A             N/A
Morgan Stanley VIS Money Market - Class Y                                    N/A         N/A             N/A
Morgan Stanley VIS Pacific Growth - Class Y                                  N/A         N/A             N/A
Morgan Stanley VIS Quality Income Plus - Class Y                             N/A         N/A             N/A
Morgan Stanley VIS S&P 500 Index - Class Y                                   N/A         N/A             N/A
Morgan Stanley VIS Strategist - Class Y                                      N/A         N/A             N/A
Morgan Stanley VIS Utilities - Class Y                                       N/A         N/A             N/A
Putnam VT The George Putnam Fund of Boston - Class IB                      -16.02%       N/A           -2.33%
Putnam VT Growth and Income - Class IB                                     -26.07%       N/A           -8.66%
Putnam VT International Equity - Class IB                                  -24.78%       N/A           -15.65%
Putnam VT Investors - Class IB                                             -30.87%       N/A           -22.50%
Putnam VT Voyager - Class IB                                               -33.48%       N/A           -20.92%
Van Kampen LIT Aggressive Growth, Class II                                   N/A         N/A             N/A
Van Kampen LIT Comstock, Class II                                            N/A         N/A             N/A
Van Kampen LIT Emerging Growth, Class II                                     N/A         N/A             N/A
Van Kampen LIT Growth and Income, Class II                                   N/A         N/A             N/A


(With Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
AIM V.I. Basic Value - Series II                                             N/A         N/A           -21.34%
AIM V.I. Capital Appreciation - Series II                                    N/A         N/A           -19.26%
AIM V.I. Premier Equity - Series II                                          N/A         N/A           -18.95%
AllianceBernstein Growth - Class B                                           N/A         N/A             N/A
AllianceBernstein Growth and Income - Class B                                N/A         N/A             N/A
AllianceBernstein Premier Growth - Class B                                   N/A         N/A             N/A
AllianceBernstein Small Cap Value - Class B                                  N/A         N/A             N/A
Morgan Stanley UIF Active International Allocation, Class II                 N/A         N/A             N/A
Morgan Stanley UIF Emerging Markets Debt, Class II                           N/A         N/A             N/A
Morgan Stanley UIF Emerging Markets Equity, Class II                         N/A         N/A             N/A
Morgan Stanley UIF Equity Growth, Class II                                   N/A         N/A             N/A
Morgan Stanley UIF Equity & Income, Class II                                 N/A         N/A             N/A
Morgan Stanley UIF Global Franchise, Class II                                N/A         N/A             N/A
Morgan Stanley UIF Mid Cap Growth, Class II                                  N/A         N/A             N/A
Morgan Stanley UIF Small Company Growth, Class II                            N/A         N/A             N/A
Morgan Stanley UIF U.S. Mid Cap Core, Class II                               N/A         N/A             N/A
Morgan Stanley UIF U.S. Real Estate, Class II                                N/A         N/A             N/A
Morgan Stanley VIS Aggressive Equity - Class Y                               N/A         N/A             N/A
Morgan Stanley VIS Dividend Growth - Class Y                                 N/A         N/A             N/A
Morgan Stanley VIS Equity - Class Y                                          N/A         N/A             N/A
Morgan Stanley VIS European Growth - Class Y                                 N/A         N/A             N/A
Morgan Stanley VIS Global Advantage - Class Y                                N/A         N/A             N/A
Morgan Stanley VIS Global Dividend Growth - Class Y                          N/A         N/A             N/A
Morgan Stanley VIS High Yield - Class Y                                      N/A         N/A             N/A
Morgan Stanley VIS Income Builder - Class Y                                  N/A         N/A             N/A
Morgan Stanley VIS Information - Class Y                                     N/A         N/A             N/A
Morgan Stanley VIS Limited Duration - Class Y                                N/A         N/A             N/A
Morgan Stanley VIS Money Market - Class Y                                    N/A         N/A             N/A
Morgan Stanley VIS Pacific Growth - Class Y                                  N/A         N/A             N/A
Morgan Stanley VIS Quality Income Plus - Class Y                             N/A         N/A             N/A
Morgan Stanley VIS S&P 500 Index - Class Y                                   N/A         N/A             N/A
Morgan Stanley VIS Strategist - Class Y                                      N/A         N/A             N/A
Morgan Stanley VIS Utilities - Class Y                                       N/A         N/A             N/A
Putnam VT The George Putnam Fund of Boston - Class IB                      -15.99%       N/A           -2.33%
Putnam VT Growth and Income - Class IB                                     -26.06%       N/A           -8.67%
Putnam VT International Equity - Class IB                                  -24.77%       N/A           -15.69%
Putnam VT Investors - Class IB                                             -30.87%       N/A           -22.57%
Putnam VT Voyager - Class IB                                               -33.48%       N/A           -20.98%
Van Kampen LIT Aggressive Growth, Class II                                   N/A         N/A             N/A
Van Kampen LIT Comstock, Class II                                            N/A         N/A             N/A
Van Kampen LIT Emerging Growth, Class II                                     N/A         N/A             N/A
Van Kampen LIT Growth and Income, Class II                                   N/A         N/A             N/A


(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
AIM V.I. Basic Value - Series II                                             N/A         N/A           -21.43%
AIM V.I. Capital Appreciation - Series II                                    N/A         N/A           -19.35%
AIM V.I. Premier Equity - Series II                                          N/A         N/A           -19.04%
AllianceBernstein Growth - Class B                                           N/A         N/A             N/A
AllianceBernstein Growth and Income - Class B                                N/A         N/A             N/A
AllianceBernstein Premier Growth - Class B                                   N/A         N/A             N/A
AllianceBernstein Small Cap Value - Class B                                  N/A         N/A             N/A
Morgan Stanley UIF Active International Allocation, Class II                 N/A         N/A             N/A
Morgan Stanley UIF Emerging Markets Debt, Class II                           N/A         N/A             N/A
Morgan Stanley UIF Emerging Markets Equity, Class II                         N/A         N/A             N/A
Morgan Stanley UIF Equity Growth, Class II                                   N/A         N/A             N/A
Morgan Stanley UIF Equity & Income, Class II                                 N/A         N/A             N/A
Morgan Stanley UIF Global Franchise, Class II                                N/A         N/A             N/A
Morgan Stanley UIF Mid Cap Growth, Class II                                  N/A         N/A             N/A
Morgan Stanley UIF Small Company Growth, Class II                            N/A         N/A             N/A
Morgan Stanley UIF U.S. Mid Cap Core, Class II                               N/A         N/A             N/A
Morgan Stanley UIF U.S. Real Estate, Class II                                N/A         N/A             N/A
Morgan Stanley VIS Aggressive Equity - Class Y                               N/A         N/A             N/A
Morgan Stanley VIS Dividend Growth - Class Y                                 N/A         N/A             N/A
Morgan Stanley VIS Equity - Class Y                                          N/A         N/A             N/A
Morgan Stanley VIS European Growth - Class Y                                 N/A         N/A             N/A
Morgan Stanley VIS Global Advantage - Class Y                                N/A         N/A             N/A
Morgan Stanley VIS Global Dividend Growth - Class Y                          N/A         N/A             N/A
Morgan Stanley VIS High Yield - Class Y                                      N/A         N/A             N/A
Morgan Stanley VIS Income Builder - Class Y                                  N/A         N/A             N/A
Morgan Stanley VIS Information - Class Y                                     N/A         N/A             N/A
Morgan Stanley VIS Limited Duration - Class Y                                N/A         N/A             N/A
Morgan Stanley VIS Money Market - Class Y                                    N/A         N/A             N/A
Morgan Stanley VIS Pacific Growth - Class Y                                  N/A         N/A             N/A
Morgan Stanley VIS Quality Income Plus - Class Y                             N/A         N/A             N/A
Morgan Stanley VIS S&P 500 Index - Class Y                                   N/A         N/A             N/A
Morgan Stanley VIS Strategist - Class Y                                      N/A         N/A             N/A
Morgan Stanley VIS Utilities - Class Y                                       N/A         N/A             N/A
Putnam VT The George Putnam Fund of Boston - Class IB                      -16.17%       N/A           -2.53%
Putnam VT Growth and Income - Class IB                                     -26.22%       N/A           -8.85%
Putnam VT International Equity - Class IB                                  -24.93%       N/A           -15.86%
Putnam VT Investors - Class IB                                             -31.02%       N/A           -22.73%
Putnam VT Voyager - Class IB                                               -33.63%       N/A           -21.14%
Van Kampen LIT Aggressive Growth, Class II                                   N/A         N/A             N/A
Van Kampen LIT Comstock, Class II                                            N/A         N/A             N/A
Van Kampen LIT Emerging Growth, Class II                                     N/A         N/A             N/A
Van Kampen LIT Growth and Income, Class II                                   N/A         N/A             N/A


Adjusted Historical Total Returns Method 1

Set out below are the adjusted historical total returns for each Variable Sub-Account using Method 1 for the periods ended December 31, 2002. Adjusted historical total returns using Method 1 for the Morgan Stanley UIF Equity and Income, Morgan Stanley UIF Global Franchise and Morgan Stanley UIF Small Company Growth Variable Sub-Accounts are not shown, as the Portfolios underlying these Variable Sub-Accounts commenced operations on May 1, 2003. The adjusted historical total returns shown below do not reflect withdrawal charges or the $30 annual contract maintenance charge.


Variable Sub-Account                                                Inception Date of
                                                                  orresponding Portfolio

AIM V.I. Basic Value - Series II                                        9/10/01
AIM V.I. Capital Appreciation - Series II*                              5/5/93
AIM V.I. Premier Equity - Series II*                                    5/5/93
AllianceBernstein Growth - Class B**                                    9/15/94
AllianceBernstein Growth and Income - Class B**                         1/14/91
AllianceBernstein Premier Growth - Class B**                            6/26/92
AllianceBernstein Small Cap Value - Class B                             5/1/01
Morgan Stanley UIF Active International Allocation, Class II***         8/31/99
Morgan Stanley UIF Emerging Markets Debt, Class II***                   6/16/97
Morgan Stanley UIF Emerging Markets Equity, Class II***                 10/1/96
Morgan Stanley UIF Equity Growth, Class II***                           1/2/97
Morgan Stanley UIF Equity and Income, Class II                          5/1/03
Morgan Stanley UIF Global Franchise, Class II                           5/1/03
Morgan Stanley UIF Mid Cap Growth, Class II***                          10/18/99
Morgan Stanley UIF Small Company Growth, Class II                       5/1/03
Morgan Stanley UIF U.S. Mid Cap Core, Class II***                       1/2/97
Morgan Stanley UIF U.S. Real Estate, Class II***                        3/3/97
Morgan Stanley VIS Aggressive Equity - Class Y****                      5/3/99
Morgan Stanley VIS Dividend Growth - Class Y****                        3/1/90
Morgan Stanley VIS Equity - Class Y****                                 3/8/84
Morgan Stanley VIS European Growth - Class Y****                        3/1/91
Morgan Stanley VIS Global Advantage - Class Y****                       5/18/98
Morgan Stanley VIS Global Dividend Growth - Class Y****                 2/22/94
Morgan Stanley VIS High Yield - Class Y****                             3/8/84
Morgan Stanley VIS Income Builder - Class Y****                         1/21/97
Morgan Stanley VIS Information - Class Y****                            11/6/00
Morgan Stanley VIS Limited Duration - Class Y****                       5/3/99
Morgan Stanley VIS Money Market - Class Y****                           3/8/84
Morgan Stanley VIS Pacific Growth - Class Y****                         2/22/94
Morgan Stanley VIS Quality Income Plus - Class Y****                    3/2/87
Morgan Stanley VIS S&P 500 Index - Class Y****                          5/18/98
Morgan Stanley VIS Strategist - Class Y****                             3/2/87
Morgan Stanley VIS Utilities  - Class Y****                             3/1/90
Putnam VT The George Putnam Fund of Boston - Class IB*****              4/30/98
Putnam VT Growth and Income - Class IB*****                             2/1/88
Putnam VT International Equity - Class IB*****                          1/2/97
Putnam VT Investors - Class IB*****                                     4/30/98
Putnam VT Voyager - Class IB*****                                       2/1/88
Van Kampen LIT Aggressive Growth, Class II                              9/25/00
Van Kampen LIT Comstock, Class II******                                 4/30/99
Van Kampen LIT Emerging Growth, Class II******                          7/3/95
Van Kampen LIT Growth and Income, Class II******                        12/23/96

*The Portfolios' Series II shares ("12b-1 class") corresponding to the AIM V.I. Capital Appreciation and AIM V.I. Premier Equity Variable Sub-Accounts were first offered on August 21, 2001 and September 18, 2001, respectively. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Series I shares ("non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios' 12b-1 class. The inception dates for the Portfolios are as shown above.

**The Portfolios' Class B shares ("12b-1 class") corresponding to the AllianceBernstein Growth, AllianceBernstein Growth and Income and
AllianceBernstein Premier Growth Variable Sub-Accounts were first offered on June 1, 1999. For periods prior to this date, the performance shown is based on the historical performance of the Portfolios' Class A shares ("non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios' 12b-1 class. The inception dates for the Portfolios are as shown above.

***The Portfolios' Class II shares ("12b-1 class") corresponding to the Morgan Stanley UIF Active International Allocation, Morgan Stanley UIF Emerging Markets Debt, Morgan Stanley UIF Emerging Markets Equity and Morgan Stanley UIF U.S. Real Estate Variable Sub-Accounts were first offered on November 15, 2002, December 19, 2002, January 10, 2003 and November 5, 2002, respectively. The Portfolios' Class II shares corresponding to the Morgan Stanley UIF Equity Growth, Morgan Stanley UIF Mid Cap Growth and Morgan Stanley UIF U.S. Mid Cap Core Variable Sub-Accounts were first offered on May 1, 2003. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Class I shares ("non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios' 12b-1 class. The inception dates for the Portfolios are as shown above.

****The Portfolios' Class Y shares ("12b-1 class") corresponding to these Variable Sub-Accounts were first offered on this date. For periods prior to June 5, 2000, the performance shown is based on the historical performance of the Portfolios' Class X shares ("non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios' 12b-1 class. The inception dates for the Portfolios are shown above.

***** Each of the Portfolios' Class IB shares ("12b-1 class") corresponding to the Variable Sub-Accounts commenced operations on April 30, 1998, except for the Putnam VT Growth and Income Fund, which commenced operations on April 6, 1998. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Class IA shares ("non 12b-1 class"), adjusted to reflect the current expenses of the Portfolios' 12b-1 class. The inception dates for the Portfolios are as shown above.

******The Portfolios' Class II shares ("12b-1 class") corresponding to the Van Kampen LIT Emerging Growth, Van Kampen LIT Comstock and Van Kampen LIT Growth and Income Variable Sub-Accounts were first offered on September 18, 2000. For periods prior to this date, the performance shown is based on the historical performance of the Portfolios' Class I shares ("the non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios'12b-1 class. The inception dates for the Portfolios are shown above.


(Without any optional benefits)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
AIM V.I. Basic Value - Series II                                           -23.67%       N/A           -17.38%
AIM V.I. Capital Appreciation - Series II                                  -25.78%      -4.13%          5.26%
AIM V.I. Premier Equity - Series II                                        -31.62%      -4.07%          5.77%
AllianceBernstein Growth - Class B                                         -29.47%      -6.54%          5.76%
AllianceBernstein Growth and Income - Class B                              -23.57%      1.72%           9.09%
AllianceBernstein Premier Growth - Class B                                 -32.00%      -3.17%          7.22%
AllianceBernstein Small Cap Value - Class B                                -7.94%        N/A            1.16%
Morgan Stanley UIF Active International Allocation, Class II               -19.35%       N/A           -13.10%
Morgan Stanley UIF Emerging Markets Debt, Class II                          6.99%       2.38%           2.09%
Morgan Stanley UIF Emerging Markets Equity, Class II                       -10.65%      -7.05%         -6.33%
Morgan Stanley UIF Equity Growth, Class II                                 -29.25%      -3.99%          1.05%
Morgan Stanley UIF Equity & Income, Class II                                 N/A         N/A             N/A
Morgan Stanley UIF Global Franchise, Class II                                N/A         N/A             N/A
Morgan Stanley UIF Mid Cap Growth, Class II                                -32.48%       N/A           -15.34%
Morgan Stanley UIF Small Company Growth, Class II                            N/A         N/A             N/A
Morgan Stanley UIF U.S. Mid Cap Core, Class II                             -29.41%      -0.51%          5.09%
Morgan Stanley UIF U.S. Real Estate, Class II                              -2.67%       2.35%           4.66%
Morgan Stanley VIS Aggressive Equity - Class Y                             -24.13%       N/A           -7.88%
Morgan Stanley VIS Dividend Growth - Class Y                               -19.61%      -3.69%          5.85%
Morgan Stanley VIS Equity - Class Y                                        -22.77%      -1.07%          7.98%
Morgan Stanley VIS European Growth - Class Y                               -22.84%      -2.22%          8.93%
Morgan Stanley VIS Global Advantage - Class Y                              -22.27%       N/A           -11.42%
Morgan Stanley VIS Global Dividend Growth - Class Y                        -14.18%      -1.30%          3.88%
Morgan Stanley VIS High Yield - Class Y                                    -8.91%      -18.93%         -5.72%
Morgan Stanley VIS Income Builder - Class Y                                -9.50%       -1.05%          2.23%
Morgan Stanley VIS Information - Class Y                                   -44.24%       N/A           -43.74%
Morgan Stanley VIS Limited Duration - Class Y                               2.07%        N/A            2.93%
Morgan Stanley VIS Money Market - Class Y                                  -0.61%       2.25%           2.37%
Morgan Stanley VIS Pacific Growth - Class Y                                -24.84%     -12.84%         -12.78%
Morgan Stanley VIS Quality Income Plus - Class Y                            3.50%       3.92%           5.00%
Morgan Stanley VIS S&P 500 Index - Class Y                                 -23.97%       N/A           -5.76%
Morgan Stanley VIS Strategist - Class Y                                    -11.62%      2.09%           5.15%
Morgan Stanley VIS Utilities - Class Y                                     -24.37%      -5.67%          2.41%
Putnam VT The George Putnam Fund of Boston - Class IB                      -10.28%       N/A           -0.89%
Putnam VT Growth and Income - Class IB                                     -20.35%      -2.53%          6.65%
Putnam VT International Equity - Class IB                                  -19.05%      0.59%           2.71%
Putnam VT Investors - Class IB                                             -25.15%       N/A           -8.74%
Putnam VT Voyager - Class IB                                               -27.76%      -3.02%          6.56%
Van Kampen LIT Aggressive Growth, Class II                                 -33.65%       N/A           -41.30%
Van Kampen LIT Comstock, Class II                                          -20.79%       N/A           -3.14%
Van Kampen LIT Emerging Growth, Class II                                   -33.79%      1.18%           7.01%
Van Kampen LIT Growth and Income, Class II                                 -16.17%      3.21%           5.72%


(With the MAV Death Benefit Option)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
AIM V.I. Basic Value - Series II                                           -23.82%       N/A           -17.54%
AIM V.I. Capital Appreciation - Series II                                  -25.92%      -4.32%          5.05%
AIM V.I. Premier Equity - Series II                                        -31.75%      -4.26%          5.55%
AllianceBernstein Growth - Class B                                         -29.61%      -6.73%          5.55%
AllianceBernstein Growth and Income - Class B                              -23.72%      1.51%           8.87%
AllianceBernstein Premier Growth - Class B                                 -32.14%      -3.37%          7.01%
AllianceBernstein Small Cap Value - Class B                                -8.13%        N/A            0.96%
Morgan Stanley UIF Active International Allocation, Class II               -19.51%       N/A           -13.27%
Morgan Stanley UIF Emerging Markets Debt, Class II                          6.78%       2.18%           1.89%
Morgan Stanley UIF Emerging Markets Equity, Class II                       -10.83%      -7.24%         -6.52%
Morgan Stanley UIF Equity Growth, Class II                                 -29.39%      -4.18%          0.85%
Morgan Stanley UIF Equity & Income, Class II                                 N/A         N/A             N/A
Morgan Stanley UIF Global Franchise, Class II                                N/A         N/A             N/A
Morgan Stanley UIF Mid Cap Growth, Class II                                -32.62%       N/A           -15.51%
Morgan Stanley UIF Small Company Growth, Class II                            N/A         N/A             N/A
Morgan Stanley UIF U.S. Mid Cap Core, Class II                             -29.55%      -0.71%          4.88%
Morgan Stanley UIF U.S. Real Estate, Class II                              -2.86%       2.15%           4.45%
Morgan Stanley VIS Aggressive Equity - Class Y                             -24.28%       N/A           -8.07%
Morgan Stanley VIS Dividend Growth - Class Y                               -19.77%      -3.88%          5.64%
Morgan Stanley VIS Equity - Class Y                                        -22.92%      -1.27%          7.76%
Morgan Stanley VIS European Growth - Class Y                               -23.00%      -2.41%          8.72%
Morgan Stanley VIS Global Advantage - Class Y                              -22.42%       N/A           -11.59%
Morgan Stanley VIS Global Dividend Growth - Class Y                        -14.35%      -1.49%          3.68%
Morgan Stanley VIS High Yield - Class Y                                    -9.10%      -19.09%         -5.91%
Morgan Stanley VIS Income Builder - Class Y                                -9.68%       -1.25%          2.02%
Morgan Stanley VIS Information - Class Y                                   -44.35%       N/A           -43.85%
Morgan Stanley VIS Limited Duration - Class Y                               1.86%        N/A            2.73%
Morgan Stanley VIS Money Market - Class Y                                  -0.81%       2.04%           2.17%
Morgan Stanley VIS Pacific Growth - Class Y                                -24.99%     -13.02%         -12.95%
Morgan Stanley VIS Quality Income Plus - Class Y                            3.29%       3.71%           4.79%
Morgan Stanley VIS S&P 500 Index - Class Y                                 -24.12%       N/A           -5.94%
Morgan Stanley VIS Strategist - Class Y                                    -11.80%      1.88%           4.94%
Morgan Stanley VIS Utilities - Class Y                                     -24.52%      -5.86%          2.20%
Putnam VT The George Putnam Fund of Boston - Class IB                      -10.45%       N/A           -1.09%
Putnam VT Growth and Income - Class IB                                     -20.51%      -2.72%          6.44%
Putnam VT International Equity - Class IB                                  -19.21%      0.39%           2.51%
Putnam VT Investors - Class IB                                             -25.30%       N/A           -8.92%
Putnam VT Voyager - Class IB                                               -27.91%      -3.21%          6.34%
Van Kampen LIT Aggressive Growth, Class II                                 -33.79%       N/A           -41.41%
Van Kampen LIT Comstock, Class II                                          -20.95%       N/A           -3.34%
Van Kampen LIT Emerging Growth, Class II                                   -33.92%      0.98%           6.79%
Van Kampen LIT Growth and Income, Class II                                 -16.34%      3.00%           5.51%


(With Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
AIM V.I. Basic Value - Series II                                           -24.07%       N/A           -17.95%
AIM V.I. Capital Appreciation - Series II                                  -26.18%      -4.46%          5.02%
AIM V.I. Premier Equity - Series II                                        -32.02%      -4.39%          5.53%
AllianceBernstein Growth - Class B                                         -29.87%      -6.88%          5.52%
AllianceBernstein Growth and Income - Class B                              -23.97%      1.39%           8.85%
AllianceBernstein Premier Growth - Class B                                 -32.40%      -3.47%          7.00%
AllianceBernstein Small Cap Value - Class B                                -8.34%        N/A            0.71%
Morgan Stanley UIF Active International Allocation, Class II               -19.75%       N/A           -13.60%
Morgan Stanley UIF Emerging Markets Debt, Class II                          6.59%       1.94%           1.61%
Morgan Stanley UIF Emerging Markets Equity, Class II                       -11.05%      -7.50%         -6.84%
Morgan Stanley UIF Equity Growth, Class II                                 -29.65%      -4.32%          0.78%
Morgan Stanley UIF Equity & Income, Class II                                 N/A         N/A             N/A
Morgan Stanley UIF Global Franchise, Class II                                N/A         N/A             N/A
Morgan Stanley UIF Mid Cap Growth, Class II                                -32.88%       N/A           -15.80%
Morgan Stanley UIF Small Company Growth, Class II                            N/A         N/A             N/A
Morgan Stanley UIF U.S. Mid Cap Core, Class II                             -29.81%      -0.84%          4.83%
Morgan Stanley UIF U.S. Real Estate, Class II                              -3.07%       1.94%           4.28%
Morgan Stanley VIS Aggressive Equity - Class Y                             -24.53%       N/A           -8.27%
Morgan Stanley VIS Dividend Growth - Class Y                               -20.01%      -4.07%          5.60%
Morgan Stanley VIS Equity - Class Y                                        -23.17%      -1.37%          7.76%
Morgan Stanley VIS European Growth - Class Y                               -23.24%      -2.54%          8.74%
Morgan Stanley VIS Global Advantage - Class Y                              -22.67%       N/A           -11.88%
Morgan Stanley VIS Global Dividend Growth - Class Y                        -14.58%      -1.66%          3.58%
Morgan Stanley VIS High Yield - Class Y                                    -9.31%      -19.54%         -6.10%
Morgan Stanley VIS Income Builder - Class Y                                -9.90%       -1.44%          1.89%
Morgan Stanley VIS Information - Class Y                                   -44.64%       N/A           -44.42%
Morgan Stanley VIS Limited Duration - Class Y                               1.67%        N/A            2.51%
Morgan Stanley VIS Money Market - Class Y                                  -1.01%       1.87%           2.01%
Morgan Stanley VIS Pacific Growth - Class Y                                -25.24%     -13.29%         -13.41%
Morgan Stanley VIS Quality Income Plus - Class Y                            3.10%       3.54%           4.67%
Morgan Stanley VIS S&P 500 Index - Class Y                                 -24.37%       N/A           -6.15%
Morgan Stanley VIS Strategist - Class Y                                    -12.02%      1.77%           4.86%
Morgan Stanley VIS Utilities - Class Y                                     -24.77%      -6.03%          2.13%
Putnam VT The George Putnam Fund of Boston - Class IB                      -10.68%       N/A           -1.31%
Putnam VT Growth and Income - Class IB                                     -20.75%      -2.89%          6.41%
Putnam VT International Equity - Class IB                                  -19.45%      0.28%           2.43%
Putnam VT Investors - Class IB                                             -25.55%       N/A           -9.14%
Putnam VT Voyager - Class IB                                               -28.16%      -3.33%          6.33%
Van Kampen LIT Aggressive Growth, Class II                                 -34.05%       N/A           -42.02%
Van Kampen LIT Comstock, Class II                                          -21.19%       N/A           -3.56%
Van Kampen LIT Emerging Growth, Class II                                   -34.19%      0.93%           6.76%
Van Kampen LIT Growth and Income, Class II                                 -16.57%      2.89%           5.37%


(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
AIM V.I. Basic Value - Series II                                           -24.22%       N/A           -18.12%
AIM V.I. Capital Appreciation - Series II                                  -26.32%      -4.65%          4.81%
AIM V.I. Premier Equity - Series II                                        -32.15%      -4.58%          5.31%
AllianceBernstein Growth - Class B                                         -30.01%      -7.07%          5.31%
AllianceBernstein Growth and Income - Class B                              -24.12%      1.19%           8.63%
AllianceBernstein Premier Growth - Class B                                 -32.54%      -3.67%          6.78%
AllianceBernstein Small Cap Value - Class B                                -8.53%        N/A            0.50%
Morgan Stanley UIF Active International Allocation, Class II               -19.91%       N/A           -13.77%
Morgan Stanley UIF Emerging Markets Debt, Class II                          6.38%       1.73%           1.41%
Morgan Stanley UIF Emerging Markets Equity, Class II                       -11.23%      -7.69%         -7.03%
Morgan Stanley UIF Equity Growth, Class II                                 -29.79%      -4.51%          0.57%
Morgan Stanley UIF Equity & Income, Class II                                 N/A         N/A             N/A
Morgan Stanley UIF Global Franchise, Class II                                N/A         N/A             N/A
Morgan Stanley UIF Mid Cap Growth, Class II                                -33.02%       N/A           -15.97%
Morgan Stanley UIF Small Company Growth, Class II                            N/A         N/A             N/A
Morgan Stanley UIF U.S. Mid Cap Core, Class II                             -29.95%      -1.04%          4.62%
Morgan Stanley UIF U.S. Real Estate, Class II                              -3.26%       1.73%           4.07%
Morgan Stanley VIS Aggressive Equity - Class Y                             -24.68%       N/A           -8.45%
Morgan Stanley VIS Dividend Growth - Class Y                               -20.17%      -4.27%          5.39%
Morgan Stanley VIS Equity - Class Y                                        -23.32%      -1.57%          7.54%
Morgan Stanley VIS European Growth - Class Y                               -23.40%      -2.74%          8.52%
Morgan Stanley VIS Global Advantage - Class Y                              -22.82%       N/A           -12.06%
Morgan Stanley VIS Global Dividend Growth - Class Y                        -14.75%      -1.86%          3.37%
Morgan Stanley VIS High Yield - Class Y                                    -9.50%      -19.71%         -6.29%
Morgan Stanley VIS Income Builder - Class Y                                -10.08%      -1.64%          1.68%
Morgan Stanley VIS Information - Class Y                                   -44.75%       N/A           -44.53%
Morgan Stanley VIS Limited Duration - Class Y                               1.46%        N/A            2.30%
Morgan Stanley VIS Money Market - Class Y                                  -1.21%       1.66%           1.80%
Morgan Stanley VIS Pacific Growth - Class Y                                -25.39%     -13.47%         -13.59%
Morgan Stanley VIS Quality Income Plus - Class Y                            2.89%       3.33%           4.46%
Morgan Stanley VIS S&P 500 Index - Class Y                                 -24.52%       N/A           -6.34%
Morgan Stanley VIS Strategist - Class Y                                    -12.20%      1.56%           4.65%
Morgan Stanley VIS Utilities - Class Y                                     -24.92%      -6.22%          1.92%
Putnam VT The George Putnam Fund of Boston - Class IB                      -10.85%       N/A           -1.51%
Putnam VT Growth and Income - Class IB                                     -20.91%      -3.09%          6.19%
Putnam VT International Equity - Class IB                                  -19.61%      0.08%           2.22%
Putnam VT Investors - Class IB                                             -25.70%       N/A           -9.32%
Putnam VT Voyager - Class IB                                               -28.31%      -3.52%          6.12%
Van Kampen LIT Aggressive Growth, Class II                                 -34.19%       N/A           -42.14%
Van Kampen LIT Comstock, Class II                                          -21.35%       N/A           -3.76%
Van Kampen LIT Emerging Growth, Class II                                   -34.32%      0.72%           6.55%
Van Kampen LIT Growth and Income, Class II                                 -16.74%      2.68%           5.15%


(With Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
AIM V.I. Basic Value - Series II                                           -24.22%       N/A           -18.17%
AIM V.I. Capital Appreciation - Series II                                  -26.33%      -4.58%          4.93%
AIM V.I. Premier Equity - Series II                                        -32.17%      -4.51%          5.44%
AllianceBernstein Growth - Class B                                         -30.02%      -7.01%          5.43%
AllianceBernstein Growth and Income - Class B                              -24.12%      1.27%           8.76%
AllianceBernstein Premier Growth - Class B                                 -32.55%      -3.59%          6.92%
AllianceBernstein Small Cap Value - Class B                                -8.49%        N/A            0.53%
Morgan Stanley UIF Active International Allocation, Class II               -19.90%       N/A           -13.78%
Morgan Stanley UIF Emerging Markets Debt, Class II                          6.44%       1.77%           1.43%
Morgan Stanley UIF Emerging Markets Equity, Class II                       -11.20%      -7.67%         -7.03%
Morgan Stanley UIF Equity Growth, Class II                                 -29.80%      -4.45%          0.67%
Morgan Stanley UIF Equity & Income, Class II                                 N/A         N/A             N/A
Morgan Stanley UIF Global Franchise, Class II                                N/A         N/A             N/A
Morgan Stanley UIF Mid Cap Growth, Class II                                -33.03%       N/A           -15.98%
Morgan Stanley UIF Small Company Growth, Class II                            N/A         N/A             N/A
Morgan Stanley UIF U.S. Mid Cap Core, Class II                             -29.96%      -0.96%          4.73%
Morgan Stanley UIF U.S. Real Estate, Class II                              -3.22%       1.78%           4.14%
Morgan Stanley VIS Aggressive Equity - Class Y                             -24.68%       N/A           -8.41%
Morgan Stanley VIS Dividend Growth - Class Y                               -20.16%      -4.22%          5.51%
Morgan Stanley VIS Equity - Class Y                                        -23.32%      -1.48%          7.67%
Morgan Stanley VIS European Growth - Class Y                               -23.39%      -2.67%          8.67%
Morgan Stanley VIS Global Advantage - Class Y                              -22.82%       N/A           -12.06%
Morgan Stanley VIS Global Dividend Growth - Class Y                        -14.73%      -1.79%          3.47%
Morgan Stanley VIS High Yield - Class Y                                    -9.46%      -19.78%         -6.24%
Morgan Stanley VIS Income Builder - Class Y                                -10.05%      -1.59%          1.76%
Morgan Stanley VIS Information - Class Y                                   -44.79%       N/A           -44.68%
Morgan Stanley VIS Limited Duration - Class Y                               1.52%        N/A            2.35%
Morgan Stanley VIS Money Market - Class Y                                  -1.16%       1.72%           1.87%
Morgan Stanley VIS Pacific Growth - Class Y                                -25.39%     -13.47%         -13.66%
Morgan Stanley VIS Quality Income Plus - Class Y                            2.95%       3.39%           4.55%
Morgan Stanley VIS S&P 500 Index - Class Y                                 -24.52%       N/A           -6.30%
Morgan Stanley VIS Strategist - Class Y                                    -12.17%      1.65%           4.76%
Morgan Stanley VIS Utilities - Class Y                                     -24.92%      -6.16%          2.02%
Putnam VT The George Putnam Fund of Boston - Class IB                      -10.83%       N/A           -1.47%
Putnam VT Growth and Income - Class IB                                     -20.90%      -3.03%          6.32%
Putnam VT International Equity - Class IB                                  -19.60%      0.17%           2.32%
Putnam VT Investors - Class IB                                             -25.70%       N/A           -9.29%
Putnam VT Voyager - Class IB                                               -28.31%      -3.45%          6.25%
Van Kampen LIT Aggressive Growth, Class II                                 -34.20%       N/A           -42.29%
Van Kampen LIT Comstock, Class II                                          -21.34%       N/A           -3.72%
Van Kampen LIT Emerging Growth, Class II                                   -34.34%      0.83%           6.67%
Van Kampen LIT Growth and Income, Class II                                 -16.72%      2.77%           5.23%


(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
AIM V.I. Basic Value - Series II                                           -24.37%       N/A           -18.33%
AIM V.I. Capital Appreciation - Series II                                  -26.47%      -4.78%          4.71%
AIM V.I. Premier Equity - Series II                                        -32.30%      -4.71%          5.22%
AllianceBernstein Growth - Class B                                         -30.16%      -7.20%          5.21%
AllianceBernstein Growth and Income - Class B                              -24.27%      1.07%           8.54%
AllianceBernstein Premier Growth - Class B                                 -32.69%      -3.78%          6.70%
AllianceBernstein Small Cap Value - Class B                                -8.68%        N/A            0.33%
Morgan Stanley UIF Active International Allocation, Class II               -20.06%       N/A           -13.96%
Morgan Stanley UIF Emerging Markets Debt, Class II                          6.23%       1.56%           1.22%
Morgan Stanley UIF Emerging Markets Equity, Class II                       -11.38%      -7.86%         -7.22%
Morgan Stanley UIF Equity Growth, Class II                                 -29.94%      -4.64%          0.47%
Morgan Stanley UIF Equity & Income, Class II                                 N/A         N/A             N/A
Morgan Stanley UIF Global Franchise, Class II                                N/A         N/A             N/A
Morgan Stanley UIF Mid Cap Growth, Class II                                -33.17%       N/A           -16.15%
Morgan Stanley UIF Small Company Growth, Class II                            N/A         N/A             N/A
Morgan Stanley UIF U.S. Mid Cap Core, Class II                             -30.10%      -1.16%          4.52%
Morgan Stanley UIF U.S. Real Estate, Class II                              -3.41%       1.57%           3.93%
Morgan Stanley VIS Aggressive Equity - Class Y                             -24.83%       N/A           -8.60%
Morgan Stanley VIS Dividend Growth - Class Y                               -20.32%      -4.41%          5.29%
Morgan Stanley VIS Equity - Class Y                                        -23.47%      -1.68%          7.45%
Morgan Stanley VIS European Growth - Class Y                               -23.55%      -2.87%          8.45%
Morgan Stanley VIS Global Advantage - Class Y                              -22.97%       N/A           -12.24%
Morgan Stanley VIS Global Dividend Growth - Class Y                        -14.90%      -1.99%          3.26%
Morgan Stanley VIS High Yield - Class Y                                    -9.65%      -19.94%         -6.43%
Morgan Stanley VIS Income Builder - Class Y                                -10.23%      -1.79%          1.55%
Morgan Stanley VIS Information - Class Y                                   -44.90%       N/A           -44.79%
Morgan Stanley VIS Limited Duration - Class Y                               1.31%        N/A            2.14%
Morgan Stanley VIS Money Market - Class Y                                  -1.36%       1.52%           1.66%
Morgan Stanley VIS Pacific Growth - Class Y                                -25.54%     -13.64%         -13.84%
Morgan Stanley VIS Quality Income Plus - Class Y                            2.74%       3.18%           4.33%
Morgan Stanley VIS S&P 500 Index - Class Y                                 -24.67%       N/A           -6.49%
Morgan Stanley VIS Strategist - Class Y                                    -12.35%      1.44%           4.54%
Morgan Stanley VIS Utilities - Class Y                                     -25.07%      -6.35%          1.81%
Putnam VT The George Putnam Fund of Boston - Class IB                      -11.00%       N/A           -1.67%
Putnam VT Growth and Income - Class IB                                     -21.06%      -3.23%          6.10%
Putnam VT International Equity - Class IB                                  -19.76%      -0.03%          2.11%
Putnam VT Investors - Class IB                                             -25.85%       N/A           -9.48%
Putnam VT Voyager - Class IB                                               -28.46%      -3.64%          6.03%
Van Kampen LIT Aggressive Growth, Class II                                 -34.34%       N/A           -42.41%
Van Kampen LIT Comstock, Class II                                          -21.50%       N/A           -3.91%
Van Kampen LIT Emerging Growth, Class II                                   -34.47%      0.63%           6.45%
Van Kampen LIT Growth and Income, Class II                                 -16.89%      2.56%           5.02%


Adjusted Historical Total Returns Method 2

Set out below are the adjusted historical total returns for each Variable Sub-Account using Method 2 for the periods ended December 31, 2002. Adjusted historical total returns using Method 2 for the Morgan Stanley UIF Equity and Income, Morgan Stanley UIF Global Franchise and Morgan Stanley UIF Small Company Growth Variable Sub-Accounts are not shown, as the Portfolios underlying these Variable Sub-Accounts commenced operations on May 1, 2003. The adjusted historical total returns shown below reflect withdrawal charges and the $30 annual contract maintenance charge.


Variable Sub-Account                                              Inception Date of
                                                               Corresponding Portfolio

AIM V.I. Basic Value - Series II                                        9/10/01
AIM V.I. Capital Appreciation - Series II*                              5/5/93
AIM V.I. Premier Equity - Series II*                                    5/5/93
AllianceBernstein Growth - Class B**                                    9/15/94
AllianceBernstein Growth and Income - Class B**                         1/14/91
AllianceBernstein Premier Growth - Class B**                            6/26/92
AllianceBernstein Small Cap Value - Class B                             5/1/01
Morgan Stanley UIF Active International Allocation, Class II***         8/31/99
Morgan Stanley UIF Emerging Markets Debt, Class II***                   6/16/97
Morgan Stanley UIF Emerging Markets Equity, Class II***                 10/1/96
Morgan Stanley UIF Equity Growth, Class II***                           1/2/97
Morgan Stanley UIF Equity and Income, Class II                          5/1/03
Morgan Stanley UIF Global Franchise, Class II                           5/1/03
Morgan Stanley UIF Mid Cap Growth, Class II***                          10/18/99
Morgan Stanley UIF Small Company Growth, Class II                       5/1/03
Morgan Stanley UIF U.S. Mid Cap Core, Class II***                       1/2/97
Morgan Stanley UIF U.S. Real Estate, Class II***                        3/3/97
Morgan Stanley VIS Aggressive Equity - Class Y****                      5/3/99
Morgan Stanley VIS Dividend Growth - Class Y****                        3/1/90
Morgan Stanley VIS Equity - Class Y****                                 3/8/84
Morgan Stanley VIS European Growth - Class Y****                        3/1/91
Morgan Stanley VIS Global Advantage - Class Y****                       5/18/98
Morgan Stanley VIS Global Dividend Growth - Class Y****                 2/22/94
Morgan Stanley VIS High Yield - Class Y****                             3/8/84
Morgan Stanley VIS Income Builder - Class Y****                         1/21/97
Morgan Stanley VIS Information - Class Y****                            11/6/00
Morgan Stanley VIS Limited Duration - Class Y****                       5/3/99
Morgan Stanley VIS Money Market - Class Y****                           3/8/84
Morgan Stanley VIS Pacific Growth - Class Y****                         2/22/94
Morgan Stanley VIS Quality Income Plus - Class Y****                    3/2/87
Morgan Stanley VIS S&P 500 Index - Class Y****                          5/18/98
Morgan Stanley VIS Strategist - Class Y****                             3/2/87
Morgan Stanley VIS Utilities  - Class Y****                             3/1/90
Putnam VT The George Putnam Fund of Boston - Class IB*****              4/30/98
Putnam VT Growth and Income - Class IB*****                             2/1/88
Putnam VT International Equity - Class IB*****                          1/2/97
Putnam VT Investors - Class IB*****                                     4/30/98
Putnam VT Voyager - Class IB*****                                       2/1/88
Van Kampen LIT Aggressive Growth, Class II                              9/25/00
Van Kampen LIT Comstock, Class II******                                 4/30/99
Van Kampen LIT Emerging Growth, Class II******                          7/3/95
Van Kampen LIT Growth and Income, Class II******                        12/23/96

*The Portfolios' Series II shares ("12b-1 class") corresponding to the AIM V.I. Capital Appreciation and AIM V.I. Premier Equity Variable Sub-Accounts were first offered on August 21, 2001 and September 18, 2001, respectively. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Series I shares ("non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios' 12b-1 class. The inception dates for the Portfolios are as shown above.

**The Portfolios' Class B shares ("12b-1 class") corresponding to the AllianceBernstein Growth, AllianceBernstein Growth and Income and
AllianceBernstein Premier Growth Variable Sub-Accounts were first offered on June 1, 1999. For periods prior to this date, the performance shown is based on the historical performance of the Portfolios' Class A shares ("non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios' 12b-1 class. The inception dates for the Portfolios are as shown above.

***The Portfolios' Class II shares ("12b-1 class") corresponding to the Morgan Stanley UIF Active International Allocation, Morgan Stanley UIF Emerging Markets Debt, Morgan Stanley UIF Emerging Markets Equity and Morgan Stanley UIF U.S. Real Estate Variable Sub-Accounts were first offered on November 15, 2002, December 19, 2002, January 10, 2003 and November 5, 2002, respectively. The Portfolios' Class II shares corresponding to the Morgan Stanley UIF Equity Growth, Morgan Stanley UIF Mid Cap Growth and Morgan Stanley UIF U.S. Mid Cap Core Variable Sub-Accounts were first offered on May 1, 2003. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Class I shares ("non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios' 12b-1 class. The inception dates for the Portfolios are as shown above.

****The Portfolios' Class Y shares ("12b-1 class") corresponding to these Variable Sub-Accounts were first offered on this date. For periods prior to June 5, 2000, the performance shown is based on the historical performance of the Portfolios' Class X shares ("non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios' 12b-1 class. The inception dates for the Portfolios are shown above.

***** Each of the Portfolios' Class IB shares ("12b-1 class") corresponding to the Variable Sub-Accounts commenced operations on April 30, 1998, except for the Putnam VT Growth and Income Fund, which commenced operations on April 6, 1998. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Class IA shares ("non 12b-1 class"), adjusted to reflect the current expenses of the Portfolios' 12b-1 class. The inception dates for the Portfolios are as shown above.

******The Portfolios' Class II shares ("12b-1 class") corresponding to the Van Kampen LIT Emerging Growth, Van Kampen LIT Comstock and Van Kampen LIT Growth and Income Variable Sub-Accounts were first offered on September 18, 2000. For periods prior to this date, the performance shown is based on the historical performance of the Portfolios' Class I shares ("the non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios'12b-1 class. The inception dates for the Portfolios are shown above.

 (Without any optional benefits)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
AIM V.I. Basic Value - Series II                                           -28.83%       N/A           -21.65%
AIM V.I. Capital Appreciation - Series II                                  -30.94%      -4.18%          5.22%
AIM V.I. Premier Equity - Series II                                        -36.78%      -4.12%          5.73%
AllianceBernstein Growth - Class B                                         -34.64%      -6.60%          5.72%
AllianceBernstein Growth and Income - Class B                              -28.74%      1.66%           9.05%
AllianceBernstein Premier Growth - Class B                                 -37.17%      -3.22%          7.19%
AllianceBernstein Small Cap Value - Class B                                -13.11%       N/A           -1.98%
Morgan Stanley UIF Active International Allocation, Class II               -24.51%       N/A           -13.18%
Morgan Stanley UIF Emerging Markets Debt, Class II                          1.82%       2.31%           2.01%
Morgan Stanley UIF Emerging Markets Equity, Class II                       -15.82%      -7.13%         -6.42%
Morgan Stanley UIF Equity Growth, Class II                                 -34.42%      -4.04%          1.01%
Morgan Stanley UIF Equity & Income, Class II                                 N/A         N/A             N/A
Morgan Stanley UIF Global Franchise, Class II                                N/A         N/A             N/A
Morgan Stanley UIF Mid Cap Growth, Class II                                -37.65%       N/A           -15.41%
Morgan Stanley UIF Small Company Growth, Class II                            N/A         N/A             N/A
Morgan Stanley UIF U.S. Mid Cap Core, Class II                             -34.57%      -0.57%          5.05%
Morgan Stanley UIF U.S. Real Estate, Class II                              -7.83%       2.28%           4.59%
Morgan Stanley VIS Aggressive Equity - Class Y                             -29.30%       N/A           -7.95%
Morgan Stanley VIS Dividend Growth - Class Y                               -24.77%      -3.76%          5.81%
Morgan Stanley VIS Equity - Class Y                                        -27.93%      -1.12%          7.94%
Morgan Stanley VIS European Growth - Class Y                               -28.01%      -2.27%          8.90%
Morgan Stanley VIS Global Advantage - Class Y                              -27.43%       N/A           -11.49%
Morgan Stanley VIS Global Dividend Growth - Class Y                        -19.35%      -1.36%          3.83%
Morgan Stanley VIS High Yield - Class Y                                    -14.08%     -19.03%         -5.79%
Morgan Stanley VIS Income Builder - Class Y                                -14.67%      -1.11%          2.17%
Morgan Stanley VIS Information - Class Y                                   -49.41%       N/A           -47.86%
Morgan Stanley VIS Limited Duration - Class Y                              -3.10%        N/A            2.86%
Morgan Stanley VIS Money Market - Class Y                                  -5.78%       2.18%           2.31%
Morgan Stanley VIS Pacific Growth - Class Y                                -30.01%     -12.92%         -12.88%
Morgan Stanley VIS Quality Income Plus - Class Y                           -1.67%       3.86%           4.94%
Morgan Stanley VIS S&P 500 Index - Class Y                                 -29.13%       N/A           -5.82%
Morgan Stanley VIS Strategist - Class Y                                    -16.79%      2.04%           5.10%
Morgan Stanley VIS Utilities - Class Y                                     -29.54%      -5.73%          2.36%
Putnam VT The George Putnam Fund of Boston - Class IB                      -15.44%       N/A           -0.96%
Putnam VT Growth and Income - Class IB                                     -25.51%      -2.59%          6.61%
Putnam VT International Equity - Class IB                                  -24.22%      0.54%           2.67%
Putnam VT Investors - Class IB                                             -30.32%       N/A           -8.81%
Putnam VT Voyager - Class IB                                               -32.93%      -3.07%          6.52%
Van Kampen LIT Aggressive Growth, Class II                                 -38.82%       N/A           -45.27%
Van Kampen LIT Comstock, Class II                                          -25.95%       N/A           -3.21%
Van Kampen LIT Emerging Growth, Class II                                   -38.95%      1.14%           6.97%
Van Kampen LIT Growth and Income, Class II                                 -21.34%      3.15%           5.66%


(With the MAV Death Benefit Option)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
AIM V.I. Basic Value - Series II                                           -28.98%       N/A           -21.81%
AIM V.I. Capital Appreciation - Series II                                  -31.09%      -4.37%          5.01%
AIM V.I. Premier Equity - Series II                                        -36.92%      -4.31%          5.51%
AllianceBernstein Growth - Class B                                         -34.78%      -6.79%          5.51%
AllianceBernstein Growth and Income - Class B                              -28.89%      1.46%           8.83%
AllianceBernstein Premier Growth - Class B                                 -37.30%      -3.42%          6.97%
AllianceBernstein Small Cap Value - Class B                                -13.29%       N/A           -2.19%
Morgan Stanley UIF Active International Allocation, Class II               -24.68%       N/A           -13.35%
Morgan Stanley UIF Emerging Markets Debt, Class II                          1.61%       2.11%           1.81%
Morgan Stanley UIF Emerging Markets Equity, Class II                       -16.00%      -7.31%         -6.60%
Morgan Stanley UIF Equity Growth, Class II                                 -34.56%      -4.24%          0.80%
Morgan Stanley UIF Equity & Income, Class II                                 N/A         N/A             N/A
Morgan Stanley UIF Global Franchise, Class II                                N/A         N/A             N/A
Morgan Stanley UIF Mid Cap Growth, Class II                                -37.78%       N/A           -15.58%
Morgan Stanley UIF Small Company Growth, Class II                            N/A         N/A             N/A
Morgan Stanley UIF U.S. Mid Cap Core, Class II                             -34.72%      -0.76%          4.84%
Morgan Stanley UIF U.S. Real Estate, Class II                              -8.03%       2.08%           4.39%
Morgan Stanley VIS Aggressive Equity - Class Y                             -29.45%       N/A           -8.13%
Morgan Stanley VIS Dividend Growth - Class Y                               -24.93%      -3.95%          5.60%
Morgan Stanley VIS Equity - Class Y                                        -28.09%      -1.32%          7.73%
Morgan Stanley VIS European Growth - Class Y                               -28.17%      -2.47%          8.68%
Morgan Stanley VIS Global Advantage - Class Y                              -27.59%       N/A           -11.67%
Morgan Stanley VIS Global Dividend Growth - Class Y                        -19.52%      -1.55%          3.63%
Morgan Stanley VIS High Yield - Class Y                                    -14.26%     -19.19%         -5.97%
Morgan Stanley VIS Income Builder - Class Y                                -14.85%      -1.31%          1.97%
Morgan Stanley VIS Information - Class Y                                   -49.52%       N/A           -47.98%
Morgan Stanley VIS Limited Duration - Class Y                              -3.30%        N/A            2.66%
Morgan Stanley VIS Money Market - Class Y                                  -5.97%       1.98%           2.11%
Morgan Stanley VIS Pacific Growth - Class Y                                -30.16%     -13.09%         -13.05%
Morgan Stanley VIS Quality Income Plus - Class Y                           -1.87%       3.65%           4.73%
Morgan Stanley VIS S&P 500 Index - Class Y                                 -29.29%       N/A           -6.01%
Morgan Stanley VIS Strategist - Class Y                                    -16.97%      1.83%           4.89%
Morgan Stanley VIS Utilities - Class Y                                     -29.69%      -5.92%          2.15%
Putnam VT The George Putnam Fund of Boston - Class IB                      -15.62%       N/A           -1.16%
Putnam VT Growth and Income - Class IB                                     -25.67%      -2.78%          6.40%
Putnam VT International Equity - Class IB                                  -24.38%      0.34%           2.46%
Putnam VT Investors - Class IB                                             -30.47%       N/A           -8.99%
Putnam VT Voyager - Class IB                                               -33.08%      -3.26%          6.31%
Van Kampen LIT Aggressive Growth, Class II                                 -38.95%       N/A           -45.39%
Van Kampen LIT Comstock, Class II                                          -26.11%       N/A           -3.41%
Van Kampen LIT Emerging Growth, Class II                                   -39.08%      0.93%           6.75%
Van Kampen LIT Growth and Income, Class II                                 -21.51%      2.95%           5.45%


(With Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
AIM V.I. Basic Value - Series II                                           -29.23%       N/A           -22.23%
AIM V.I. Capital Appreciation - Series II                                  -31.34%      -4.51%          4.98%
AIM V.I. Premier Equity - Series II                                        -37.18%      -4.45%          5.49%
AllianceBernstein Growth - Class B                                         -35.04%      -6.94%          5.48%
AllianceBernstein Growth and Income - Class B                              -29.14%      1.34%           8.81%
AllianceBernstein Premier Growth - Class B                                 -37.57%      -3.52%          6.96%
AllianceBernstein Small Cap Value - Class B                                -13.51%       N/A           -2.45%
Morgan Stanley UIF Active International Allocation, Class II               -24.91%       N/A           -13.68%
Morgan Stanley UIF Emerging Markets Debt, Class II                          1.42%       1.86%           1.53%
Morgan Stanley UIF Emerging Markets Equity, Class II                       -16.22%      -7.58%         -6.92%
Morgan Stanley UIF Equity Growth, Class II                                 -34.82%      -4.38%          0.73%
Morgan Stanley UIF Equity & Income, Class II                                 N/A         N/A             N/A
Morgan Stanley UIF Global Franchise, Class II                                N/A         N/A             N/A
Morgan Stanley UIF Mid Cap Growth, Class II                                -38.05%       N/A           -15.88%
Morgan Stanley UIF Small Company Growth, Class II                            N/A         N/A             N/A
Morgan Stanley UIF U.S. Mid Cap Core, Class II                             -34.97%      -0.89%          4.79%
Morgan Stanley UIF U.S. Real Estate, Class II                              -8.23%       1.87%           4.22%
Morgan Stanley VIS Aggressive Equity - Class Y                             -29.70%       N/A           -8.33%
Morgan Stanley VIS Dividend Growth - Class Y                               -25.17%      -4.14%          5.56%
Morgan Stanley VIS Equity - Class Y                                        -28.33%      -1.42%          7.72%
Morgan Stanley VIS European Growth - Class Y                               -28.41%      -2.60%          8.71%
Morgan Stanley VIS Global Advantage - Class Y                              -27.83%       N/A           -11.96%
Morgan Stanley VIS Global Dividend Growth - Class Y                        -19.75%      -1.72%          3.53%
Morgan Stanley VIS High Yield - Class Y                                    -14.48%     -19.65%         -6.16%
Morgan Stanley VIS Income Builder - Class Y                                -15.07%      -1.50%          1.83%
Morgan Stanley VIS Information - Class Y                                   -49.81%       N/A           -48.60%
Morgan Stanley VIS Limited Duration - Class Y                              -3.50%        N/A            2.43%
Morgan Stanley VIS Money Market - Class Y                                  -6.18%       1.80%           1.95%
Morgan Stanley VIS Pacific Growth - Class Y                                -30.41%     -13.37%         -13.52%
Morgan Stanley VIS Quality Income Plus - Class Y                           -2.07%       3.47%           4.62%
Morgan Stanley VIS S&P 500 Index - Class Y                                 -29.53%       N/A           -6.22%
Morgan Stanley VIS Strategist - Class Y                                    -17.19%      1.71%           4.82%
Morgan Stanley VIS Utilities - Class Y                                     -29.94%      -6.08%          2.08%
Putnam VT The George Putnam Fund of Boston - Class IB                      -15.84%       N/A           -1.38%
Putnam VT Growth and Income - Class IB                                     -25.91%      -2.95%          6.37%
Putnam VT International Equity - Class IB                                  -24.62%      0.23%           2.38%
Putnam VT Investors - Class IB                                             -30.72%       N/A           -9.21%
Putnam VT Voyager - Class IB                                               -33.33%      -3.38%          6.30%
Van Kampen LIT Aggressive Growth, Class II                                 -39.22%       N/A           -46.06%
Van Kampen LIT Comstock, Class II                                          -26.35%       N/A           -3.63%
Van Kampen LIT Emerging Growth, Class II                                   -39.35%      0.88%           6.72%
Van Kampen LIT Growth and Income, Class II                                 -21.74%      2.83%           5.30%


(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
AIM V.I. Basic Value - Series II                                           -29.38%       N/A           -22.40%
AIM V.I. Capital Appreciation - Series II                                  -31.49%      -4.71%          4.77%
AIM V.I. Premier Equity - Series II                                        -37.32%      -4.64%          5.27%
AllianceBernstein Growth - Class B                                         -35.18%      -7.13%          5.27%
AllianceBernstein Growth and Income - Class B                              -29.29%      1.14%           8.59%
AllianceBernstein Premier Growth - Class B                                 -37.70%      -3.72%          6.75%
AllianceBernstein Small Cap Value - Class B                                -13.69%       N/A           -2.65%
Morgan Stanley UIF Active International Allocation, Class II               -25.08%       N/A           -13.85%
Morgan Stanley UIF Emerging Markets Debt, Class II                          1.21%       1.66%           1.33%
Morgan Stanley UIF Emerging Markets Equity, Class II                       -16.40%      -7.76%         -7.11%
Morgan Stanley UIF Equity Growth, Class II                                 -34.96%      -4.57%          0.53%
Morgan Stanley UIF Equity & Income, Class II                                 N/A         N/A             N/A
Morgan Stanley UIF Global Franchise, Class II                                N/A         N/A             N/A
Morgan Stanley UIF Mid Cap Growth, Class II                                -38.18%       N/A           -16.05%
Morgan Stanley UIF Small Company Growth, Class II                            N/A         N/A             N/A
Morgan Stanley UIF U.S. Mid Cap Core, Class II                             -35.12%      -1.09%          4.58%
Morgan Stanley UIF U.S. Real Estate, Class II                              -8.43%       1.66%           4.01%
Morgan Stanley VIS Aggressive Equity - Class Y                             -29.85%       N/A           -8.51%
Morgan Stanley VIS Dividend Growth - Class Y                               -25.33%      -4.33%          5.35%
Morgan Stanley VIS Equity - Class Y                                        -28.49%      -1.62%          7.50%
Morgan Stanley VIS European Growth - Class Y                               -28.57%      -2.80%          8.49%
Morgan Stanley VIS Global Advantage - Class Y                              -27.99%       N/A           -12.14%
Morgan Stanley VIS Global Dividend Growth - Class Y                        -19.92%      -1.92%          3.32%
Morgan Stanley VIS High Yield - Class Y                                    -14.66%     -19.81%         -6.35%
Morgan Stanley VIS Income Builder - Class Y                                -15.25%      -1.70%          1.62%
Morgan Stanley VIS Information - Class Y                                   -49.92%       N/A           -48.72%
Morgan Stanley VIS Limited Duration - Class Y                              -3.70%        N/A            2.23%
Morgan Stanley VIS Money Market - Class Y                                  -6.37%       1.60%           1.74%
Morgan Stanley VIS Pacific Growth - Class Y                                -30.56%     -13.55%         -13.70%
Morgan Stanley VIS Quality Income Plus - Class Y                           -2.27%       3.26%           4.40%
Morgan Stanley VIS S&P 500 Index - Class Y                                 -29.69%       N/A           -6.41%
Morgan Stanley VIS Strategist - Class Y                                    -17.37%      1.51%           4.60%
Morgan Stanley VIS Utilities - Class Y                                     -30.09%      -6.28%          1.87%
Putnam VT The George Putnam Fund of Boston - Class IB                      -16.02%       N/A           -1.58%
Putnam VT Growth and Income - Class IB                                     -26.07%      -3.15%          6.15%
Putnam VT International Equity - Class IB                                  -24.78%      0.03%           2.17%
Putnam VT Investors - Class IB                                             -30.87%       N/A           -9.39%
Putnam VT Voyager - Class IB                                               -33.48%      -3.58%          6.08%
Van Kampen LIT Aggressive Growth, Class II                                 -39.35%       N/A           -46.18%
Van Kampen LIT Comstock, Class II                                          -26.51%       N/A           -3.83%
Van Kampen LIT Emerging Growth, Class II                                   -39.48%      0.68%           6.51%
Van Kampen LIT Growth and Income, Class II                                 -21.91%      2.62%           5.09%


(With Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
AIM V.I. Basic Value - Series II                                           -29.38%       N/A           -22.45%
AIM V.I. Capital Appreciation - Series II                                  -31.49%      -4.64%          4.89%
AIM V.I. Premier Equity - Series II                                        -37.33%      -4.57%          5.39%
AllianceBernstein Growth - Class B                                         -35.19%      -7.07%          5.39%
AllianceBernstein Growth and Income - Class B                              -29.29%      1.22%           8.72%
AllianceBernstein Premier Growth - Class B                                 -37.72%      -3.64%          6.88%
AllianceBernstein Small Cap Value - Class B                                -13.66%       N/A           -2.62%
Morgan Stanley UIF Active International Allocation, Class II               -25.06%       N/A           -13.87%
Morgan Stanley UIF Emerging Markets Debt, Class II                          1.27%       1.69%           1.35%
Morgan Stanley UIF Emerging Markets Equity, Class II                       -16.37%      -7.75%         -7.12%
Morgan Stanley UIF Equity Growth, Class II                                 -34.97%      -4.50%          0.63%
Morgan Stanley UIF Equity & Income, Class II                                 N/A         N/A             N/A
Morgan Stanley UIF Global Franchise, Class II                                N/A         N/A             N/A
Morgan Stanley UIF Mid Cap Growth, Class II                                -38.20%       N/A           -16.06%
Morgan Stanley UIF Small Company Growth, Class II                            N/A         N/A             N/A
Morgan Stanley UIF U.S. Mid Cap Core, Class II                             -35.12%      -1.02%          4.69%
Morgan Stanley UIF U.S. Real Estate, Class II                              -8.38%       1.71%           4.08%
Morgan Stanley VIS Aggressive Equity - Class Y                             -29.85%       N/A           -8.47%
Morgan Stanley VIS Dividend Growth - Class Y                               -25.32%      -4.28%          5.46%
Morgan Stanley VIS Equity - Class Y                                        -28.48%      -1.53%          7.63%
Morgan Stanley VIS European Growth - Class Y                               -28.56%      -2.72%          8.64%
Morgan Stanley VIS Global Advantage - Class Y                              -27.98%       N/A           -12.13%
Morgan Stanley VIS Global Dividend Growth - Class Y                        -19.90%      -1.86%          3.42%
Morgan Stanley VIS High Yield - Class Y                                    -14.63%     -19.88%         -6.30%
Morgan Stanley VIS Income Builder - Class Y                                -15.22%      -1.65%          1.70%
Morgan Stanley VIS Information - Class Y                                   -49.96%       N/A           -48.88%
Morgan Stanley VIS Limited Duration - Class Y                              -3.65%        N/A            2.27%
Morgan Stanley VIS Money Market - Class Y                                  -6.33%       1.66%           1.81%
Morgan Stanley VIS Pacific Growth - Class Y                                -30.56%     -13.54%         -13.77%
Morgan Stanley VIS Quality Income Plus - Class Y                           -2.22%       3.33%           4.49%
Morgan Stanley VIS S&P 500 Index - Class Y                                 -29.68%       N/A           -6.37%
Morgan Stanley VIS Strategist - Class Y                                    -17.34%      1.59%           4.71%
Morgan Stanley VIS Utilities - Class Y                                     -30.09%      -6.22%          1.97%
Putnam VT The George Putnam Fund of Boston - Class IB                      -15.99%       N/A           -1.54%
Putnam VT Growth and Income - Class IB                                     -26.06%      -3.09%          6.28%
Putnam VT International Equity - Class IB                                  -24.77%      0.12%           2.27%
Putnam VT Investors - Class IB                                             -30.87%       N/A           -9.36%
Putnam VT Voyager - Class IB                                               -33.48%      -3.50%          6.21%
Van Kampen LIT Aggressive Growth, Class II                                 -39.37%       N/A           -46.36%
Van Kampen LIT Comstock, Class II                                          -26.50%       N/A           -3.79%
Van Kampen LIT Emerging Growth, Class II                                   -39.50%      0.79%           6.63%
Van Kampen LIT Growth and Income, Class II                                 -21.89%      2.71%           5.17%


(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                       1 Year       5 Year        Inception
AIM V.I. Basic Value - Series II                                           -29.53%       N/A           -22.62%
AIM V.I. Capital Appreciation - Series II                                  -31.64%      -4.83%          4.67%
AIM V.I. Premier Equity - Series II                                        -37.47%      -4.76%          5.18%
AllianceBernstein Growth - Class B                                         -35.33%      -7.26%          5.17%
AllianceBernstein Growth and Income - Class B                              -29.44%      1.01%           8.50%
AllianceBernstein Premier Growth - Class B                                 -37.85%      -3.83%          6.66%
AllianceBernstein Small Cap Value - Class B                                -13.84%       N/A           -2.83%
Morgan Stanley UIF Active International Allocation, Class II               -25.23%       N/A           -14.04%
Morgan Stanley UIF Emerging Markets Debt, Class II                          1.06%       1.48%           1.14%
Morgan Stanley UIF Emerging Markets Equity, Class II                       -16.55%      -7.94%         -7.31%
Morgan Stanley UIF Equity Growth, Class II                                 -35.11%      -4.70%          0.42%
Morgan Stanley UIF Equity & Income, Class II                                 N/A         N/A             N/A
Morgan Stanley UIF Global Franchise, Class II                                N/A         N/A             N/A
Morgan Stanley UIF Mid Cap Growth, Class II                                -38.33%       N/A           -16.23%
Morgan Stanley UIF Small Company Growth, Class II                            N/A         N/A             N/A
Morgan Stanley UIF U.S. Mid Cap Core, Class II                             -35.27%      -1.22%          4.48%
Morgan Stanley UIF U.S. Real Estate, Class II                              -8.58%       1.50%           3.86%
Morgan Stanley VIS Aggressive Equity - Class Y                             -30.00%       N/A           -8.66%
Morgan Stanley VIS Dividend Growth - Class Y                               -25.48%      -4.48%          5.25%
Morgan Stanley VIS Equity - Class Y                                        -28.64%      -1.73%          7.42%
Morgan Stanley VIS European Growth - Class Y                               -28.72%      -2.92%          8.42%
Morgan Stanley VIS Global Advantage - Class Y                              -28.14%       N/A           -12.31%
Morgan Stanley VIS Global Dividend Growth - Class Y                        -20.07%      -2.05%          3.21%
Morgan Stanley VIS High Yield - Class Y                                    -14.81%     -20.05%         -6.50%
Morgan Stanley VIS Income Builder - Class Y                                -15.40%      -1.85%          1.49%
Morgan Stanley VIS Information - Class Y                                   -50.07%       N/A           -49.00%
Morgan Stanley VIS Limited Duration - Class Y                              -3.85%        N/A            2.07%
Morgan Stanley VIS Money Market - Class Y                                  -6.52%       1.45%           1.60%
Morgan Stanley VIS Pacific Growth - Class Y                                -30.71%     -13.72%         -13.95%
Morgan Stanley VIS Quality Income Plus - Class Y                           -2.42%       3.12%           4.28%
Morgan Stanley VIS S&P 500 Index - Class Y                                 -29.84%       N/A           -6.56%
Morgan Stanley VIS Strategist - Class Y                                    -17.52%      1.39%           4.49%
Morgan Stanley VIS Utilities - Class Y                                     -30.24%      -6.41%          1.77%
Putnam VT The George Putnam Fund of Boston - Class IB                      -16.17%       N/A           -1.74%
Putnam VT Growth and Income - Class IB                                     -26.22%      -3.29%          6.06%
Putnam VT International Equity - Class IB                                  -24.93%      -0.09%          2.06%
Putnam VT Investors - Class IB                                             -31.02%       N/A           -9.54%
Putnam VT Voyager - Class IB                                               -33.63%      -3.70%          5.99%
Van Kampen LIT Aggressive Growth, Class II                                 -39.50%       N/A           -46.49%
Van Kampen LIT Comstock, Class II                                          -26.66%       N/A           -3.98%
Van Kampen LIT Emerging Growth, Class II                                   -39.63%      0.59%           6.41%
Van Kampen LIT Growth and Income, Class II                                 -22.06%      2.50%           4.96%



INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK:

We have audited the accompanying Statements of Financial Position of Allstate Life Insurance Company of New York (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2002 and 2001, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2002. Our audits also included Schedule IV - Reinsurance and Schedule V - Valuation and Qualifying Accounts. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule IV - Reinsurance and Schedule V - Valuation and Qualifying Accounts, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.


/s/ Deloitte & Touche LLP

Chicago, Illinois
February 5, 2003

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                                              YEAR ENDED DECEMBER 31,
                                                                                    --------------------------------------------

(IN THOUSANDS)                                                                          2002            2001            2000
                                                                                    ------------    ------------    ------------
REVENUES
Premiums (net of reinsurance ceded of $8,269, $5,494, $5,491)                       $     90,869    $    104,068    $    104,316
Contract charges                                                                          50,082          41,241          41,885
Net investment income                                                                    232,967         204,467         176,539
Realized capital gains and losses                                                        (10,172)          2,158          (5,181)
                                                                                    ------------    ------------    ------------
                                                                                         363,746         351,934         317,559
                                                                                    ------------    ------------    ------------
COSTS AND EXPENSES
Contract benefits (net of reinsurance recoveries of $2,987, $2,269, $715)                178,163         185,449         178,960
Interest credited to contractholder funds                                                 87,555          73,956          54,339
Amortization of deferred policy acquisition costs                                         23,535           7,187          13,744
Operating costs and expenses                                                              37,339          31,266          23,985
                                                                                    ------------    ------------    ------------
                                                                                         326,592         297,858         271,028
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE AND CUMULATIVE EFFECT OF
   CHANGE IN ACCOUNTING PRINCIPLE                                                         37,154          54,076          46,531
Income tax expense                                                                        12,975          18,517          15,616
                                                                                    ------------    ------------    ------------

INCOME BEFORE CUMULATIVE EFFECT OF CHANGE IN ACCOUNTING PRINCIPLE                         24,179          35,559          30,915
                                                                                    ------------    ------------    ------------
Cumulative effect of change in accounting for derivative financial
  instruments, after-tax                                                                       -            (147)              -
                                                                                    ------------    ------------    ------------
NET INCOME                                                                                24,179          35,412          30,915
                                                                                    ------------    ------------    ------------

OTHER COMPREHENSIVE INCOME, AFTER TAX
Change in unrealized net capital gains and losses                                         50,660             753          88,008
                                                                                    ------------    ------------    ------------
COMPREHENSIVE INCOME                                                                $     74,839    $     36,165    $    118,923
                                                                                    ============    ============    ============

                       See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                        STATEMENTS OF FINANCIAL POSITION

                                                                                                    DECEMBER 31,
                                                                                           ------------------------------

(IN THOUSANDS, EXCEPT PAR VALUE DATA)                                                          2002             2001
                                                                                           -------------    -------------
ASSETS
Investments
   Fixed income securities, at fair value (amortized cost $3,283,274 and $2,678,265)       $   3,736,416    $   2,894,461
   Mortgage loans                                                                                323,142          242,727
   Short-term                                                                                    104,200           57,507
   Policy loans                                                                                   33,758           33,160
                                                                                           -------------    -------------
      Total investments                                                                        4,197,516        3,227,855

Cash                                                                                              21,686            7,375
Deferred policy acquisition costs                                                                166,925          156,615
Accrued investment income                                                                         42,197           33,601
Reinsurance recoverables                                                                           2,146            2,327
Current income taxes receivable                                                                      914                -
Other assets                                                                                      10,244           13,800
Separate Accounts                                                                                537,204          602,657
                                                                                           -------------    -------------
        TOTAL ASSETS                                                                       $   4,978,832    $   4,044,230
                                                                                           =============    =============

LIABILITIES
Reserve for life-contingent contract benefits                                              $   1,556,627    $   1,307,289
Contractholder funds                                                                           2,051,429        1,438,640
Current income taxes payable                                                                           -            6,049
Deferred income taxes                                                                             94,771           64,612
Other liabilities and accrued expenses                                                           188,371          164,399
Payable to affiliates, net                                                                         5,471              427
Reinsurance payable to parent                                                                      1,144            1,181
Separate Accounts                                                                                537,204          602,657
                                                                                           -------------    -------------
        TOTAL LIABILITIES                                                                      4,435,017        3,585,254
                                                                                           -------------    -------------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 9)

SHAREHOLDER'S EQUITY
Common stock, $25 par value, 100,000 shares authorized and outstanding                             2,500            2,500
Additional capital paid-in                                                                        55,787           45,787
Retained income                                                                                  315,873          291,694
Accumulated other comprehensive income:
   Unrealized net capital gains and losses                                                       169,655          118,995
                                                                                           -------------    -------------
        Total accumulated other comprehensive income                                             169,655          118,995
                                                                                           -------------    -------------
        TOTAL SHAREHOLDER'S EQUITY                                                               543,815          458,976
                                                                                           -------------    -------------
        TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                         $   4,978,832    $   4,044,230
                                                                                           =============    =============

                       See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                                       DECEMBER 31,
                                                                      ----------------------------------------------
(IN THOUSANDS)                                                            2002            2001             2000
                                                                      -------------   -------------    -------------
COMMON STOCK                                                          $       2,500   $       2,500    $       2,500
                                                                      -------------   -------------    -------------

ADDITIONAL CAPITAL PAID IN
Balance, beginning of year                                                   45,787          45,787           45,787
Capital contribution                                                         10,000               -                -
                                                                      -------------   -------------    -------------
Balance, end of year                                                         55,787          45,787           45,787
                                                                      -------------   -------------    -------------

RETAINED INCOME
Balance, beginning of year                                                  291,694         256,282          225,367
Net income                                                                   24,179          35,412           30,915
                                                                      -------------   -------------    -------------
Balance, end of year                                                        315,873         291,694          256,282
                                                                      -------------   -------------    -------------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                                                  118,995         118,242           30,234
Change in unrealized net capital gains and losses                            50,660             753           88,008
                                                                      -------------   -------------    -------------
Balance, end of year                                                        169,655         118,995          118,242
                                                                      -------------   -------------    -------------

TOTAL SHAREHOLDER'S EQUITY                                            $     543,815   $     458,976    $     422,811
                                                                      =============   =============    =============

                       See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF CASH FLOWS

                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      --------------------------------------------

(IN THOUSANDS)                                                                             2002            2001          2000
                                                                                      --------------   -----------  --------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                            $       24,179   $    35,412  $       30,915
Adjustments to reconcile net income to net cash provided by operating activities
     Amortization and other non-cash items                                                   (48,233)      (50,375)        (45,051)
     Realized capital gains and losses                                                        10,172        (2,158)          5,181
     Cumulative effect of change in accounting for derivative financial instruments                -           147               -
     Interest credited to contractholder funds                                                87,555        73,956          54,339
     Changes in:
         Life-contingent contract benefits and contractholder funds                           48,192        67,917          73,191
         Deferred policy acquisition costs                                                   (33,316)      (44,007)        (25,303)
         Income taxes                                                                         (4,083)        5,429           4,305
         Other operating assets and liabilities                                                4,352       (14,095)        (11,916)
                                                                                      --------------   -----------  --------------
             Net cash provided by operating activities                                        88,818        72,226          85,661
                                                                                      --------------   -----------  --------------

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of fixed income securities                                               242,113       231,977         164,125
Investment collections
     Fixed income securities                                                                 215,774        94,121          42,449
     Mortgage loans                                                                           17,012        15,460          15,681
Investments purchases
     Fixed income securities                                                              (1,039,671)     (650,545)       (516,908)
     Mortgage loans                                                                          (97,076)      (50,200)        (55,914)
Change in short-term investments, net                                                        (13,972)       10,361          16,139
Change in other investments, net                                                               1,526             -               -
Change in policy loans, net                                                                     (598)       (1,388)           (663)
                                                                                      --------------   -----------  --------------
             Net cash used in investing activities                                          (674,892)     (350,214)       (335,091)
                                                                                      --------------   -----------  --------------

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution                                                                          10,000             -               -
Contractholder fund deposits                                                                 760,116       474,849         408,711
Contractholder fund withdrawals                                                             (169,731)     (191,648)       (158,254)
                                                                                      --------------   -----------  --------------
             Net cash provided by financing activities                                       600,385       283,201         250,457
                                                                                      --------------   -----------  --------------

NET INCREASE IN CASH                                                                          14,311         5,213           1,027
CASH AT BEGINNING OF YEAR                                                                      7,375         2,162           1,135
                                                                                      --------------   -----------  --------------
CASH AT END OF YEAR                                                                   $       21,686   $     7,375  $        2,162
                                                                                      ==============   ===========  ==============

                       See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

1.   GENERAL

BASIS OF PRESENTATION
     The accompanying financial statements include the accounts of Allstate Life Insurance Company of New York (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     To conform to the 2002 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

     Non-cash investment exchanges and modifications, which primarily reflect refinancings of fixed income securities, totaled $5.4 million for 2002. Non-cash transactions of $256 thousand have been excluded from investment purchases and sales for 2001 on the Statements of Cash Flows to conform to current period presentation. There were no exchanges or modifications in 2001 or 2000 and no non-cash transactions in 2000.

NATURE OF OPERATIONS
     The Company markets a diversified group of products to meet customers' lifetime needs in the areas of financial protection and retirement solutions in the state of New York through exclusive Allstate agencies, financial services firms, direct marketing and specialized brokers. The Company's products include term life insurance; whole life and universal life insurance; annuities such as fixed annuities, market value adjusted annuities and treasury-linked annuities; variable annuities; immediate annuities; and other protection products such as accidental death and hospital indemnity. Although the Company currently benefits from agreements with financial service entities that market and distribute its products, change in control of these non-affiliated entities with which the Company has distribution agreements could negatively impact the Company's sales.

     The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, state and federal laws and regulations affect the taxation of insurance companies and life insurance and annuity products. From time to time, Congress has considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the federal income tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to deferred and immediate annuities, and life insurance, including interest-sensitive life insurance. Recent proposals to eliminate the double taxation of dividends and to permit the establishment of tax-free lifetime savings and retirement savings accounts could substantially reduce the tax-advantaged nature of many insurance products. If such proposals were to be adopted, they could have a material adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, recent changes in the federal estate tax laws have negatively affected the demand for the types of life insurance used in estate planning.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS
     Fixed income securities include bonds and asset-backed and mortgage-backed securities. All fixed income securities are carried at fair value and are classified as available for sale. The fair value of publicly traded fixed income securities is based upon independent market quotations. The fair value of non-publicly traded securities, primarily privately placed corporate obligations, is based on either widely accepted pricing valuation models which utilize internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs or independent third party pricing sources. The valuation models use indicative information such as ratings, industry, coupon, and maturity along with related third party data and publicly traded bond prices to determine security specific spreads. These spreads are then adjusted for illiquidity based on historical analysis and broker surveys. Periodic changes in fair values are reported as a component of Other comprehensive income net of deferred taxes, certain life and annuity deferred policy acquisition costs and certain reserves for life-contingent benefits and are reclassified to Net income only when supported by the consummation of a transaction with an unrelated third party, or when declines in fair values are deemed other than temporary. Cash received from calls, principal payments and make-whole payments is reflected as a component of Proceeds from sales, and cash received from maturities and pay-downs is reflected as a component of Investment collections on the Statements of Cash Flows.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     Mortgage loans are carried at outstanding principal balance, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate. Valuation allowances on loans not considered to be impaired are established based on consideration of the underlying collateral, borrower financial strength, current and expected market conditions and other factors.

     Short-term investments are carried at cost or amortized cost that approximates fair value, and generally include the reinvestment of collateral received in connection with certain securities lending activities. For securities lending transactions, the Company records an offsetting liability in Other liabilities and accrued expenses for the Company's obligation to repay the collateral. Other investments, which consist primarily of policy loans, are carried at the unpaid principal balances.

     Investment income consists of interest that is recognized on an accrual basis. Interest income on mortgage-backed and asset-backed securities is determined on the effective yield method, based on estimated principal repayments. Accrual of income is suspended for fixed income securities and mortgage loans that are in default or when the receipt of interest payments is in doubt.

     Realized capital gains and losses are determined on a specific identification basis. They include gains and losses on security dispositions, write-downs in value due to other than temporary declines in fair value, and changes in the value of certain derivative instruments.

     The Company writes down to fair value any fixed income security that is classified as other than temporarily impaired in the period the security is deemed to be other than temporarily impaired. Inherent in the Company's evaluation of a particular security are assumptions and estimates about the operations of the issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the recoverability of principal and interest; 3) the duration and extent to which the fair value has been less than amortized cost for fixed income securities; 4) the financial condition, near-term and long-term prospects of the issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.

DERIVATIVE FINANCIAL INSTRUMENTS
     The Company adopted the provisions of Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standard ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities," and SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities," as of January 1, 2001. The impact of SFAS No. 133 and SFAS No. 138 (the "statements") to the Company was a loss of $147 thousand, after-tax, and is reflected as a cumulative effect of change in accounting principle on the Statements of Operations and Comprehensive Income.

     The statements require that all derivatives be recognized on the balance sheet at fair value. Derivatives that are not hedges must be adjusted to fair value through Net income. If the derivative is designated as a hedge, depending on the nature of the hedge, changes in the fair value of derivatives will either be offset against the change in fair value of the hedged assets, liabilities, or firm commitments through Net income or recognized in Accumulated other comprehensive income until the hedged item is recognized in Net income.

     The Company manages interest rate risk by holding financial futures contracts that are derivative financial instruments and by a re-investment related risk transfer reinsurance agreement with ALIC that meets the accounting definition of a derivative (See Note 3). Derivatives are accounted for on a fair value basis, and reported as Other assets or Other liabilities and accrued expenses, as appropriate. Beginning in January 2001, hedge accounting is not applied to the strategies which utilize the financial futures contracts for interest rate risk management purposes. Therefore, the gains and losses pertaining to the change in the fair value of the financial futures contracts and the re-investment risk related transfer reinsurance agreement are recognized in Realized capital gains and losses during the period on a current basis.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

SECURITIES LOANED
     Securities loaned are treated as financing arrangements and are recorded in Short-term investments, Fixed income securities and Other liabilities and accrued expenses at the amount of cash received. The Company obtains collateral in an amount equal to 102% of the fair value of securities. The Company monitors the market value of securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned are with large brokerage firms.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS AND INTEREST CREDITED
     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy and are reflected in contract benefits.

     Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Gross premiums in excess of the net premium on immediate annuities with life contingencies are deferred and recognized over the contract period. Contract benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy.

     Interest-sensitive life insurance contracts, such as universal life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and any amounts assessed against the contractholder account balance. Premiums from these contracts are reported as Contractholder funds deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender charges. These revenues are recognized when levied against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, market value adjusted annuities and immediate annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as Contractholder funds. Contract charges for investment contracts consist of charges assessed against the contractholder account balance for contract administration and surrender charges. These revenues are recognized when levied against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid for interest-sensitive life contracts and investment contracts. Crediting rates for fixed rate annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed rates.

     Variable annuity contracts are sold as Separate Accounts products. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. Contract charges for these contracts consist of fees assessed against the Separate Accounts account values for contract maintenance, administration, mortality, expense and surrenders. Contract benefits incurred include guaranteed minimum death benefits paid on variable annuity contracts.

DEFERRED POLICY ACQUISITION COSTS
     The Company establishes a deferred asset for certain costs that vary with and are primarily related to acquiring business. These costs, principally agents' and brokers' remuneration, certain underwriting costs and direct mail solicitation expenses, are deferred and recorded as Deferred policy acquisition costs ("DAC"). All other acquisition expenses are charged to operations as incurred and included in Operating costs and expenses on the Statements of Operations and Comprehensive Income. DAC is periodically reviewed as to recoverability and written down when necessary.

     For traditional life insurance and other premium paying contracts, such as immediate annuities with life contingencies and limited payment contracts, these costs are amortized over the premium paying period of the related policies in proportion to the estimated revenue on such business. Assumptions relating to estimated

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

revenue, as well as to all other aspects of the DAC and reserve calculations, are determined based upon conditions as of the date of policy issue and are generally not revised during the life of the policy. Any deviations from projected business inforce, resulting from actual policy terminations differing from expected levels, and any estimated premium deficiencies change the rate of amortization in the period such events occur. Generally, the amortization period for these contracts approximates the estimated lives of the contracts.

     For internal exchanges of traditional life insurance and immediate annuities with life contingencies, the unamortized balance of costs previously deferred under the original contracts are charged to income. The new costs associated with the exchange are deferred and amortized to income.

     For interest-sensitive life insurance, variable annuities and investment contracts, DAC is amortized in relation to the present value of estimated gross profits ("EGP") on such business over the estimated lives of the contracts. Generally, the amortization period ranges from 15-30 years, however an assumed surrender rate is also used which results in the majority of deferred costs being amortized over the surrender charge period. The rate of amortization during this term is matched to the pattern of EGP. EGP consists of the following components: margins from mortality, including guaranteed minimum death and income benefits, investment margin, including realized capital gains and losses, and contract administration, surrender and other contract charges less maintenance expenses. The estimation of EGP requires judgment, including the forecasting of highly uncertain events such as the level of surrenders at the end of a surrender charge period and, in some cases, future equity market performance. In estimating the impact of highly uncertain events, the Company considers historical experience as well as current trends.

     In particular, a significant degree of judgment is involved with estimating future levels of EGP for the Company's variable annuity contracts as future fee income and guaranteed minimum death benefits ("GMDBs") are highly sensitive to equity market performance. The Company's variable annuity DAC amortization methodology includes a long-term market return assumption for account values of approximately 9.25%, or 8.0% after average mortality and expense fees of 1.25%. When market returns vary from the 8.0% long-term expectation or mean, the Company assumes a reversion to the mean over a seven-year period, which includes two prior years and five future years. The assumed returns over this period are limited to a range between 0% to 13.25% after mortality and expense fees. The costs associated with GMDBs are included in EGP. Generally, less DAC is amortized during periods in which the GMDBs are higher than projected. However, if projected GMDBs cause DAC to be not fully recoverable, DAC will be written down to an amount deemed recoverable.

     Changes in the amount or timing of EGP result in adjustments to the cumulative amortization of DAC. All such adjustments are reflected in the current results of operations.

     The Company currently performs quarterly reviews of DAC recoverability for interest-sensitive life insurance, variable annuities and investment contracts in the aggregate using current assumptions. Future volatility in the equity markets of similar or greater magnitude may result in disproportionate changes in the amortization of DAC. If a change in the amount of EGP is significant, it could result in the unamortized DAC not being recoverable, resulting in a charge which is reflected as a component of Amortization of deferred policy acquisitions costs on the Statements of Operations and Comprehensive Income.

REINSURANCE RECOVERABLES
     In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance from other insurers (See Note 8). The amounts reported in the Statements of Financial Position include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on incurred losses that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contract. Insurance liabilities are reported gross of reinsurance recoverables. Prepaid reinsurance premiums are deferred and reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company's primary liability under the policies written and therefore reinsurers and amounts recoverable are regularly evaluated by the Company and allowances for uncollectible reinsurance are established as appropriate.

     The Company has a reinsurance treaty through which it cedes primarily re-investment related risk on its structured settlement annuities to ALIC. The terms of this treaty meet the accounting definition of a derivative under SFAS No. 133. Accordingly, the treaty is recorded in the Statement of Financial Position at fair value, and

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

changes in the fair value of the treaty are recognized in Realized capital gains and losses. Premiums paid to ALIC are included in Operating costs and expenses (See Note 3).

INCOME TAXES
     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on certain investments, insurance reserves and deferred policy acquisition costs. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized.

SEPARATE ACCOUNTS
     The assets and liabilities related to variable annuity contracts are legally segregated and recorded as assets and liabilities of the Separate Accounts. The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore, are not included in the Company's Statements of Operations and Comprehensive Income. Revenues to the Company from the Separate Accounts consist of contract maintenance and administration fees and mortality, surrender and expense risk charges reflected as Contract charges. Deposits to the Separate Accounts are not included in the Statements of Cash Flows.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the underlying mutual funds of the Separate Accounts may not meet their stated investment objectives.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS
   The Reserve for life-contingent contract benefits, which relates to traditional life insurance and immediate annuities with life contingencies, are computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Mortality, morbidity and termination assumptions are based on Company and industry experience prevailing at the time of issue, and expense assumptions include the estimated effects of inflation and expenses to be incurred beyond the premium paying period. Future investment yield assumptions are determined at the time of issue based upon prevailing investment yields as well as forecasted reinvestment yields. To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, the related increase in reserve is recorded as a reduction in Unrealized net capital gains and losses included in Accumulated other comprehensive income.

CONTRACTHOLDER FUNDS
     Contractholder funds arise from the issuance of interest-sensitive life insurance policies and investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses. Detailed information on crediting rates and surrender and withdrawal provisions on contractholder funds are outlined in Note 6.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS
     Commitments to extend mortgage loans have off-balance-sheet risk because their contractual amounts are not recorded in the Company's Statements of Financial Position. The contractual amounts and fair values of these instruments are outlined in Note 5.

USE OF ESTIMATES
     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

PENDING ACCOUNTING STANDARDS

     On July 31, 2002, the American Institute of Certified Public Accountants issued an exposure draft Statement of Position ("SOP") entitled "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". The accounting guidance contained in the proposed SOP applies to several of the Company's products and product features. The proposed effective date of the SOP is fiscal years beginning after December 15, 2003, with earlier adoption encouraged. If adopted early, the provisions of the SOP must be applied as of the beginning of the fiscal year. Accordingly, if the SOP were adopted during an interim period of 2003, prior interim periods would be restated. A provision of the proposed SOP requires the establishment of a liability in addition to the account balance for contracts and contract features that provide guaranteed death or other insurance benefits. The finalized SOP may also require a liability for guaranteed income benefits. These liabilities are not currently recognized by the Company, and their establishment may have a material impact on the Statements of Operations and Comprehensive Income depending on the market conditions at the time of adoption, but is not expected to have a material impact on the Company's Statements of Financial Position.

     The FASB has exposed guidance that addresses the accounting for certain modified coinsurance agreements. The guidance has been exposed as FASB Interpretation of Statement 133 Implementation Issue No. B36, "Embedded
Derivatives: Bifurcation of a Debt Instrument That Incorporates Both Interest Rate Risk and Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Issuer of That Instrument." The proposed guidance requires recognizing an embedded derivative in certain reinsurance agreements when certain conditions are met. The initial impact of adopting the proposed guidance would be recorded as a cumulative adjustment to Net income in the first fiscal quarter beginning after June 15, 2003. The Company has no reinsurance arrangements that would be subject to the proposed guidance. Accordingly, the potential impact of recognizing embedded derivatives pursuant to the requirements of the proposed guidance is expected to be immaterial to both the Company's Statements of Financial Position and Statements of Operations and Comprehensive Income.

3.   RELATED PARTY TRANSACTIONS

REINSURANCE
     The Company has reinsurance agreements with ALIC in order to limit aggregate and single exposure on large risks and to reduce re-investment related risk on its structured settlement annuity business. A portion of the Company's premiums and policy benefits are ceded to ALIC and reflected net of such reinsurance in the Statements of Operations and Comprehensive Income. Reinsurance recoverables and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the Statements of Financial Position. The Company continues to have primary liability as the direct insurer for risks reinsured (See Note 8). Additionally, the Company entered into a reinsurance treaty through which it primarily cedes re-investment related risk on its structured settlement annuities to ALIC. Under the terms of the treaty, the Company pays a premium to ALIC that varies with the aggregate structured settlement annuity reserve balance, which was $1.75 billion at December 31, 2002. In return, ALIC guarantees that the yield on the portion of the Company's investment portfolio that supports structured settlement annuity liabilities will not fall below contractually determined rates. During 2002, the Company ceded premium to ALIC of $2.4 million related to structured settlement annuities that is included in Operating costs and expenses.

STRUCTURED SETTLEMENT ANNUITIES
     The Company issued $23.8 million, $23.7 million and $16.2 million of structured settlement annuities, a type of immediate annuity, in 2002, 2001 and 2000, respectively, at prices based upon interest rates in effect at the time of issuance, to fund structured settlement annuities in matters involving AIC. Of these amounts, $7.5 million, $4.9 million and $4.5 million relate to structured settlement annuities with life contingencies and are included in premium income in 2002, 2001 and 2000, respectively. Additionally, the reserve for life-contingent contract benefits was increased by approximately 94% of such premium received in each of these years. In most cases, these annuities were issued to Allstate Settlement Corporation ("ASC") for cases issued prior to July 1, 2001 and to Allstate Assignment Company ("AAC") for cases issued after July 1, 2001. Both are subsidiaries of ALIC, which, under a "qualified assignment", assumed AIC's obligation to make the future payments to annuitants.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     AIC has issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company. ASC has entered into General Indemnity Agreements pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gives AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. For contracts written on or after July 1, 2001, AIC no longer issues surety bonds to guarantee the payment of structured settlement benefits. Alternatively, ALIC guarantees the payment of structured settlement benefits on all contracts issued on or after July 1, 2001.

     Reserves recorded by the Company for annuities covered by the surety bonds were $1.43 billion and $1.40 billion at December 31, 2002 and 2001, respectively.

BUSINESS OPERATIONS
     The Company utilizes services performed by its affiliates, AIC, ALIC and Allstate Investments LLC as well as business facilities owned or leased, and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs, allocated to the Company were $34.9 million, $26.6 million and $15.6 million in 2002, 2001 and 2000, respectively. A portion of these expenses relate to the acquisition of business and are deferred and amortized over the contract period.

DEBT
     The Company has entered into an intercompany loan agreement with the Corporation. The amount of funds available to the Company at a given point in time is dependent upon the debt position of the Corporation. No amounts were outstanding for the Company under the intercompany loan agreement at December 31, 2002 and 2001, respectively.

BROKER/DEALER AGREEMENT
     Beginning May 1, 2000, the Company receives underwriting and distribution services from Allstate Distributors, L.L.C. ("ADLLC"), a broker-dealer company owned by ALIC, for certain variable annuity contracts sold pursuant to a joint venture agreement between the Company and a third party which was dissolved in 2002. The Company incurred $4.2 million, $10.5 million and $10.9 million of commission expenses and other distribution expenses payable to ADLLC during 2002, 2001 and 2000, respectively. Other distribution expenses include administrative, legal, financial management and sales support that the Company provides to ADLLC, for which the Company earned administration fees of $83 thousand and $127 thousand for the years ended December 31, 2002 and 2001, respectively. The Company did not earn administration fees in 2000. Other distribution expenses also include marketing expenses for subsidized interest rates associated with the Company's dollar cost averaging program offered on variable annuities, for which ADLLC reimbursed the Company $60 thousand, $855 thousand and $549 thousand for the years ended December 31, 2002, 2001 and 2000, respectively.

INCOME TAXES
     The Company is a party to a federal income tax allocation agreement with the Corporation (See note 10).

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

4.   INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

(IN THOUSANDS)                                                           GROSS UNREALIZED
                                                   AMORTIZED      --------------------------------        FAIR
                                                     COST             GAINS             LOSSES            VALUE
                                                 -------------    --------------    --------------    --------------
AT DECEMBER 31, 2002
U.S. government and agencies                     $     431,768    $      176,323    $            -    $      608,091
Municipal                                              119,041             7,135               (20)          126,156
Corporate                                            1,894,805           208,475           (25,384)        2,077,896
Foreign government                                     187,833            54,381                 -           242,214
Mortgage-backed securities                             594,087            30,185            (1,010)          623,262
Asset-backed securities                                 55,740             3,058                (1)           58,797
                                                 -------------    --------------    --------------    --------------
     Total fixed income securities               $   3,283,274    $      479,557    $      (26,415)   $    3,736,416
                                                 =============    ==============    ==============    ==============

AT DECEMBER 31, 2001
U.S. government and agencies                     $     419,492    $       96,208    $         (517)   $      515,183
Municipal                                              150,543             3,695               (47)          154,191
Corporate                                            1,467,636            96,973           (18,492)        1,546,117
Foreign government                                     160,115            21,710               (16)          181,809
Mortgage-backed securities                             425,635            16,737              (228)          442,144
Asset-backed securities                                 54,844             1,081              (908)           55,017
                                                 -------------    --------------    --------------    --------------
     Total fixed income securities               $   2,678,265    $      236,404    $      (20,208)   $    2,894,461
                                                 =============    ==============    ==============    ==============

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2002:

                                                                    AMORTIZED             FAIR
(IN THOUSANDS)                                                        COST                VALUE
                                                                 ----------------    ----------------
Due in one year or less                                          $         27,257    $         27,695
Due after one year through five years                                     360,767             385,498
Due after five years through ten years                                    804,754             873,129
Due after ten years                                                     1,440,669           1,768,035
                                                                 ----------------    ----------------
                                                                        2,633,447           3,054,357
Mortgage- and asset-backed securities                                     649,827             682,059
                                                                 ----------------    ----------------
  Total                                                          $      3,283,274    $      3,736,416
                                                                 ================    ================

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment, mortgage- and asset-backed securities have not been reflected based on their contractual maturities.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

NET INVESTMENT INCOME

(IN THOUSANDS)                                                                  YEAR ENDED DECEMBER 31,
                                                                    ------------------------------------------------
                                                                        2002             2001             2000
                                                                    --------------   --------------   --------------
Fixed income securities                                             $      214,920   $      189,793   $      160,919
Mortgage loans                                                              20,336           16,677           14,899
Other                                                                        4,501            6,762            5,829
                                                                    --------------   --------------   --------------
    Investment income, before expense                                      239,757          213,232          181,647
    Investment expense                                                       6,790            8,765            5,108
                                                                    --------------   --------------   --------------
    Net investment income                                           $      232,967   $      204,467 $        176,539
                                                                    ==============   ==============   ==============

REALIZED CAPITAL GAINS AND LOSSES, AFTER-TAX

     Realized capital gains and losses by security type, for the year ended December 31, are as follows:

(IN THOUSANDS)                                                                  YEAR ENDED DECEMBER 31,
                                                                         2002             2001              2000
                                                                    -------------     ------------     -------------
Fixed income securities                                             $     (11,886)    $      1,514     $      (5,820)
Mortgage loans                                                                419              166               697
Other                                                                       1,295              478               (58)
                                                                    -------------     ------------     -------------
   Realized capital gains and losses                                      (10,172)           2,158            (5,181)
   Income taxes                                                             3,677             (764)            1,866
                                                                    -------------     ------------     -------------
   Realized capital gains and losses, after-tax                     $      (6,495)    $      1,394     $      (3,315)
                                                                    =============     ============     =============

     Realized capital gains and losses by transaction type, for the year ended December 31, are as follows:

(IN THOUSANDS)                                                                  YEAR ENDED DECEMBER 31,
                                                                        2002             2001              2000
                                                                    -------------     ------------     -------------
Investment write-downs                                              $     (15,760)    $     (1,371)    $      (3,789)
Sales
     Fixed income securities                                                3,874            2,885            (2,031)
     Other                                                                  1,499              478               (58)
                                                                    -------------     ------------     -------------
     Total sales                                                            5,373            3,363            (2,089)

Valuation of derivative instruments                                          (204)              -                -
Realized capital gains and losses on other securities                         419              166               697
                                                                    -------------     ------------     -------------
     Realized capital gains and losses                                    (10,172)           2,158            (5,181)
     Income taxes                                                           3,677             (764)            1,866
                                                                    -------------     ------------     -------------
     Realized capital gains and losses, after-tax                   $      (6,495)    $      1,394     $      (3,315)
                                                                    =============     ============     =============

     Excluding calls and prepayments, gross gains of $11.7 million, $7.4 million and $3.0 million and gross losses of $7.8 million, $4.5 million and $5.0 million were realized on sales of fixed income securities during 2002, 2001 and 2000, respectively.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses on fixed income securities included in shareholder's equity at December 31, 2002 are as follows:

(IN THOUSANDS)                                                               GROSS UNREALIZED
                                                            FAIR       -----------------------------    UNREALIZED
                                                            VALUE         GAINS           LOSSES         NET GAINS
                                                         ------------  -------------    ------------  --------------
Fixed income securities                                  $  3,736,416  $     479,557    $    (26,415) $      453,142
                                                         ============  =============    ============
Deferred income taxes, deferred policy acquisition
   costs and other                                                                                          (283,487)
                                                                                                      --------------
Unrealized net capital gains and losses                                                               $      169,655
                                                                                                      ==============

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

(IN THOUSANDS)                                                                         YEAR ENDED DECEMBER 31,
                                                                          --------------------------------------------------
                                                                               2002              2001              2000
                                                                          --------------    --------------    --------------
Fixed income securities                                                   $      236,946    $          151    $      161,716
Deferred income taxes, deferred policy acquisition costs and other              (186,286)              602           (73,708)
                                                                          --------------    --------------    --------------
   Increase in unrealized net capital gains and losses                    $       50,660    $          753    $       88,008
                                                                          ==============    ==============    ==============

INVESTMENT LOSS PROVISIONS AND VALUATION ALLOWANCES
     Pretax provisions for investment losses, principally relating to write-downs on fixed income securities, were $15.8 million, $1.3 million and $3.1 million in 2002, 2001 and 2000, respectively.

MORTGAGE LOAN IMPAIRMENT
     A mortgage loan is impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. The Company had no impaired loans at December 31, 2002 or 2001.

     There were no valuation allowance balances at December 31, 2002 or 2001. The valuation allowance for mortgage loans at December 31, 2000 was $119 thousand. Net reductions to the mortgage loan valuation allowances were $119 thousand and $481 thousand for the years ended December 31, 2001 and 2000, respectively.

INVESTMENT CONCENTRATION FOR MUNICIPAL BOND AND COMMERCIAL MORTGAGE PORTFOLIOS AND OTHER INVESTMENT INFORMATION
     The Company maintains a diversified portfolio of municipal bonds that represents 3.4% of the Company's fixed income security portfolio. Except for the following states, holdings in no other state exceeded 5.0% of the portfolio at December 31:

(% of municipal bond portfolio carrying value)                   2002          2001
                                                               --------     ---------
     California                                                   21.0%         15.0%
     Texas                                                        20.3             -
     Pennsylvania                                                 11.7          12.8
     Ohio                                                         10.0           7.2
     Delaware                                                      8.9             -
     Illinois                                                        -          10.8
     Missouri                                                        -           8.6
     Florida                                                         -           8.2
     Alaska                                                          -           6.5
     Mississippi                                                     -           6.4
     Utah                                                            -           5.2

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the United States. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The states with the largest portion of the commercial mortgage loan portfolio are listed below. Except for the following, holdings in no other state exceeded 5.0% of the portfolio at December 31:

(% of commercial mortgage portfolio carrying value)              2002          2001
                                                               --------     ---------
     California                                                   20.8%         24.9%
     New York                                                     18.3          22.1
     Illinois                                                     17.7          14.3
     New Jersey                                                   14.4          17.8
     Pennsylvania                                                 12.5          13.4

     The types of properties collateralizing the commercial mortgage loans at December 31 are as follows:

(% of commercial mortgage portfolio carrying value)              2002          2001
                                                               --------     ---------
     Office buildings                                              23.3%         26.9%
     Retail                                                        28.2          25.5
     Warehouse                                                     17.7          19.5
     Apartment complex                                             19.8          18.4
     Industrial                                                     2.9           3.9
     Other                                                          8.1           5.8
                                                               --------     ---------
                                                                  100.0%        100.0%
                                                               ========     =========

     The contractual maturities of the commercial mortgage loan portfolio as of December 31, 2002, are as follows:

                                NUMBER OF LOANS         CARRYING VALUE       PERCENT
                             ---------------------   --------------------   ----------
                                                       (IN THOUSANDS)
           2003                       -              $                  -            -%
           2004                       1                               911          0.3
           2005                       2                             6,238          1.9
           2006                       5                            29,615          9.2
           2007                       5                            15,320          4.7
           Thereafter                 65                          271,058         83.9
                             ---------------------   --------------------   ----------
                  Total               78             $            323,142        100.0%
                             =====================   ====================   ==========

     In 2002, $763 thousand of commercial mortgage loans were contractually due and paid.

SECURITIES LENDING
     The Company participates in securities lending programs, primarily as an investment yield enhancement, with third parties, such as large brokerage firms. At December 31, 2002 and 2001, fixed income securities with a carrying value of $160.0 million and $140.3 million, respectively, have been loaned under these lending agreements. In return, the Company receives cash that is subsequently invested and included in Short-term investments and Fixed income securities with an offsetting liability recorded in Other liabilities and accrued expenses to account for the Company's obligation to return the collateral. Interest income on collateral, net of fees, was $370 thousand, $572 thousand and $109 thousand, for the years ending December 31, 2002, 2001 and 2000, respectively.

SECURITIES ON DEPOSIT
     At December 31, 2002, fixed income securities with a carrying value of $2.3 million were on deposit with regulatory authorities as required by law.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

5.   FINANCIAL INSTRUMENTS
     In the normal course of business, the Company invests in various financial assets, incurs various financial liabilities and enters into agreements involving derivative financial instruments and other off-balance-sheet financial instruments. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including Deferred policy acquisition costs and Reinsurance recoverables) and liabilities (including Reserve for life-contingent contract benefits and Deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments such as Accrued investment income and Cash are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS
     The carrying value and fair value of financial assets at December 31, are as follows:

(IN THOUSANDS)                                                 2002                               2001
                                                  -------------------------------     ------------------------------
                                                     CARRYING           FAIR            CARRYING           FAIR
                                                      VALUE             VALUE             VALUE            VALUE
                                                  -------------     -------------     -------------    -------------
Fixed income securities                           $   3,736,416     $   3,736,416     $   2,894,461    $   2,894,461
Mortgage loans                                          323,142           355,578           242,727          247,670
Short-term investments                                  104,200           104,200            57,507           57,507
Policy loans                                             33,758            33,758            33,160           33,160
Separate Accounts                                       537,204           537,204           602,657          602,657

     The fair value of publicly traded fixed income securities is based on independent market quotations or dealer quotes. The fair value of non-publicly traded securities, primarily privately placed corporate obligations, is based on either widely accepted pricing valuation models which utilized internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs or independent third party pricing sources. Mortgage loans are valued based on discounted contractual cash flows. Discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar properties as collateral. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral. Short-term investments are highly liquid investments with maturities of less than one year whose carrying values are deemed to approximate fair value. The carrying value of policy loans is deemed to approximate fair value. Separate Accounts assets are carried in the Statements of Financial Position at fair value based on independent market quotations.

FINANCIAL LIABILITIES
     The carrying value and fair value of financial liabilities at December 31, are as follows:

(IN THOUSANDS)                                                   2002                              2001
                                                     ------------------------------    -----------------------------
                                                       CARRYING           FAIR          CARRYING           FAIR
                                                        VALUE             VALUE           VALUE            VALUE
                                                     -------------     ------------    ------------     ------------
Contractholder funds on investment contracts         $   1,778,022     $  2,026,492    $  1,173,357     $  1,155,665
Separate Accounts                                          537,204          537,204         602,657          602,657

     Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts and certain other contractholder liabilities are not considered to be financial instruments subject to fair value disclosure. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities are valued at the account balance less surrender charges and immediate annuities without life contingencies are valued at the present value of future benefits using current interest rates. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. Separate Accounts liabilities are carried in the Statements of Financial Position at the fair value of the underlying assets.

DERIVATIVE FINANCIAL INSTRUMENTS
     The Company utilizes financial futures contracts to reduce its exposure to market risk, specifically interest rate risk, in conjunction with asset/liability management. The Company does not hold or issue these instruments

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

for trading purposes. Financial futures are commitments to either purchase or sell designated financial instruments at a future date for a specified price or yield. They may be settled in cash or through delivery. As part of its asset/liability management, the Company generally utilizes futures to manage its market risk related to forecasted investment purchases and sales.

     Futures contracts have limited off-balance-sheet credit risk as they are executed on organized exchanges and require security deposits, as well as the daily cash settlement of margins. The Company pledged securities with a fair value of $176 thousand as collateral at December 31, 2002.

     The fair value of the re-investment related risk transfer reinsurance agreement is based on valuation models which utilize independent third party data as inputs.

     The following table summarizes the notional amount, credit exposure, fair value and carrying value of the Company's derivative financial instruments:

                                                                                            CARRYING
                                         NOTIONAL         CREDIT           FAIR               VALUE
(IN THOUSANDS)                            AMOUNT         EXPOSURE          VALUE          (LIABILITIES)
                                       ------------    ------------     -----------       -------------
AT DECEMBER 31, 2002
Financial futures contracts            $      6,000    $          -     $       (26)      $         (26)
Structured settlement annuity
 reinsurance agreement                            -               -            (209)               (209)

     At December 31, 2001, the Company did not hold any derivative financial instruments.

     Credit exposure represents the Company's potential loss if all of the counterparties failed to perform under the contractual terms of the contracts and all collateral, if any, became worthless. This exposure is measured by the fair value of contracts with a positive fair value at the reporting date reduced by the effect, if any, of master netting agreements.

     The Company manages its exposure to credit risk primarily by establishing risk control limits. To date, the Company has not incurred any losses as financial futures contracts have limited off-balance-sheet credit risk as they are executed on organized exchanges and require daily cash settlement of margins.

     Fair value is the estimated amount that the Company would receive (pay) to terminate or assign the contracts at the reporting date, thereby taking into account the current unrealized gains or losses of open contracts.

     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments that the Company holds, as these instruments may become less valuable due to adverse changes in market conditions. The Company mitigates this risk through established risk control limits set by senior management.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     A summary of the contractual amounts and fair values of off-balance-sheet financial instruments at December 31, 2002 is presented below. There were no off-balance-sheet financial instruments at December 31, 2001.

                                                                     CONTRACTUAL
                                                                        AMOUNT             FAIR VALUE
                                                                  -------------------   -----------------
(IN THOUSANDS)
Commitments to purchase private placement securities              $             2,500   $               -
Commitments to extend mortgage loans                                           11,500                 115

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     The contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

     Private placement commitments represent conditional commitments to purchase private placement debt at a specified future date. The Company regularly enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made, as the terms and conditions of the underlying private placement securities are not yet final.

     Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters these agreements to commit to future loan fundings at predetermined interest rates. Commitments generally have fixed expiration dates or other termination clauses. Commitments to extend mortgage loans, which are secured by the underlying properties, are valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers.

6.   RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the Reserve for life-contingent contract benefits consists of the following:

(IN THOUSANDS)                                                          2002             2001
                                                                    -------------    -------------
Immediate annuities:
   Structured settlement annuities                                  $   1,471,278    $   1,224,391
   Other immediate annuities                                                5,334            5,079
Traditional life                                                           77,504           75,082
Other                                                                       2,511            2,737
                                                                    -------------    -------------
   Total Reserve for life-contingent contract benefits              $   1,556,627    $   1,307,289
                                                                    =============    =============

     The following table highlights the key assumptions generally utilized in calculating the Reserve for life-contingent contract benefits:

        PRODUCT                         MORTALITY                   INTEREST RATE             ESTIMATION METHOD
Structured settlement        U.S. population with projected      Interest rate            Present value of
annuities                    calendar year improvements; age     assumptions range        contractually specified
                             rated up for impaired lives         from 5.7% to 9.5%        future benefits
                             grading to standard

Other immediate              1983 group annuity mortality        Interest rate            Present value of expected
annuities                    table                               assumptions range        future benefits based on
                                                                 from 3.0% to 11.5%       historical experience

Traditional life             Actual Company experience plus      Interest rate            Net level premium reserve
                             loading                             assumptions range        method using the
                                                                 from 4.0% to 8.0%        Company's withdrawal
                                                                                          experience rates

     To the extent the unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, premium deficiency reserves are established and have been recorded for certain immediate annuities with life contingencies. A liability of $149.5 million and $13.5 million is included in the Reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2002 and 2001, respectively. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in Accumulated other comprehensive income.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     At December 31, Contractholder funds consist of the following:

(IN THOUSANDS)                                                          2002             2001
                                                                    -------------    -------------
Interest-sensitive life                                             $     275,360    $     256,462
Investment contracts:
   Immediate annuities                                                    448,402          440,788
   Fixed annuities                                                      1,327,667          741,390
                                                                    -------------    -------------
   Total Contractholder funds                                       $   2,051,429    $   1,438,640
                                                                    =============    =============

     Contractholder funds activity for the year ended December 31, was as follows:

(IN THOUSANDS)                                                          2002             2001
                                                                    -------------    -------------
Balance, beginning of year                                          $   1,438,640    $   1,109,181
   Deposits                                                               759,378          474,849
   Surrenders and withdrawals                                            (116,485)         (92,039)
   Death benefits                                                         (17,257)         (10,623)
   Interest credited to contractholder funds                               87,555           73,956
   Transfers (to) from Separate Accounts                                  (35,981)         (88,986)
   Other adjustments                                                      (64,421)         (27,698)
                                                                    -------------    -------------
Balance, end of year                                                $   2,051,429    $   1,438,640
                                                                    =============    =============

     The following table highlights the key contract provisions relating to Contractholder funds:

           PRODUCT                         INTEREST RATE                       WITHDRAWAL/SURRENDER CHARGES
Interest-sensitive life           Interest rates credited range       Either a percentage of account balance or
insurance                         from 5.0% to 6.3%                   dollar amount grading off generally over 20
                                                                      years

Fixed annuities                   Interest rates credited range       Either a declining or a level percentage
                                  from 2.4% to 9.8% for               charge generally over nine years or less.
                                  immediate annuities and 3.2%        Additionally, approximately 0.8% of deferred
                                  to 7.2% for deferred annuities      annuities are subject to a market value
                                                                      adjustment

Other investment contracts        Interest rates credited range       Not applicable
                                  from 1.5% to 2.0%

7.   DEFERRED POLICY ACQUISITION COSTS

     Certain costs of acquiring business which were deferred and amortized for the years ended December 31, 2002 and 2001 are as follows:

(IN THOUSANDS)                                                    2002                 2001
                                                             ----------------     ----------------
Balance, beginning of year                                   $        156,615     $        124,601
   Acquisition costs deferred                                          56,852               51,194
   Amortization charged to income                                     (23,535)              (7,187)
   Effect of unrealized gains and losses                              (23,007)             (11,993)
                                                             ----------------     ----------------
Balance, end of year                                         $        166,925     $        156,615
                                                             ================     ================

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

8.   REINSURANCE

     The Company purchases reinsurance to limit aggregate and single losses on large risks. The Company continues to have primary liability as the direct insurer for risks reinsured. Estimating amounts of reinsurance recoverable is impacted by the uncertainties involved in the establishment of loss reserves. Failure of reinsurers to honor their obligations could result in losses to the Company.

     The Company assumes a closed block of variable annuity business from an unaffiliated insurance company.

     Beginning in 2002, the Company cedes 80% of the mortality risk on certain term life policies to a pool of eight unaffiliated reinsurers. Mortality risk on policies in excess of $250 thousand per life are ceded to ALIC.

     Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. No single reinsurer had a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contract. (See Note 3 for discussion of reinsurance agreements with ALIC.) The effects of reinsurance on premiums and contract charges for the year ended December 31, were as follows:

(IN THOUSANDS)                                                           2002             2001              2000
                                                                    -------------     ------------     -------------
PREMIUMS AND CONTRACT CHARGES
Direct                                                              $     148,749     $    150,163     $     150,498
Assumed - non-affiliate                                                       471              640             1,194
Ceded
  Affiliate                                                                (7,057)          (4,617)           (4,621)
  Non-affiliate                                                            (1,212)            (877)             (870)
                                                                    -------------     ------------     -------------
    Premiums and contract charges, net of reinsurance               $     140,951     $    145,309     $     146,201
                                                                    =============     ============     =============

     The effects of reinsurance on contract benefits and interest credited to contractholder funds for the year ended December 31, were as follows:

(IN THOUSANDS)                                                           2002             2001              2000
                                                                    -------------     ------------     -------------
CONTRACT BENEFITS AND INTEREST CREDITED TO CONTRACTHOLDER
 FUNDS
Direct                                                              $     268,620     $    261,504     $     234,053
Assumed - non-affiliate                                                        85              170               (39)
Ceded
  Affiliate                                                                  (901)            (945)             (492)
  Non-affiliate                                                            (2,086)          (1,324)             (223)
                                                                    -------------     ------------     -------------
    Contract benefits and interest credited to contractholder
       funds, net of reinsurance                                    $     265,718     $    259,405     $     233,299
                                                                    =============     ============     =============

     Included in reinsurance recoverables at December 31, 2002 and 2001 are the net amounts owed to ALIC of $588 thousand and $890 thousand, respectively. The table above excludes $2.4 million of premiums ceded to ALIC during 2002 under the terms of the structured settlement annuity reinsurance treaty (See Note 3).

9.   COMMITMENTS AND CONTINGENT LIABILITIES

REGULATIONS AND LEGAL PROCEEDINGS

     The Company is subject to changing social, economic and regulatory conditions. State and federal regulatory initiatives and proceedings have varied and have included efforts to remove barriers preventing banks from engaging in the securities and insurance businesses, to change tax laws affecting the taxation of insurance companies and the tax treatment of insurance products which may impact the relative desirability of various personal investment products, and to expand overall regulation. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     The Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, the outcome of some legal proceedings that involve AIC regarding the Allstate agencies may have an impact on the Company.

     AIC is defending various lawsuits involving worker classification issues. Examples of these lawsuits include a number of putative class actions challenging the overtime exemption claimed by AIC under the Fair Labor Standards Act or state wage and hour laws. These class actions mirror similar lawsuits filed recently against other carriers in the industry and other employers. Another example involves the worker classification of staff working in agencies. In this putative class action, plaintiffs seek damages under the Employee Retirement Income Security Act ("ERISA") and the Racketeer Influenced and Corrupt Organizations Act alleging that agency secretaries were terminated as employees by AIC and rehired by agencies through outside staffing vendors for the purpose of avoiding the payment of employee benefits. A putative nationwide class action filed by former employee agents also includes a worker classification issue; these agents are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. AIC has been vigorously defending these and various other worker classification lawsuits. The outcome of these disputes is currently uncertain.

     In addition, on August 6, 2002, a petition was filed with the National Labor Relations Board ("NLRB") by the United Exclusive Allstate Agents, Office and Professional Employees International Union (the "OPEIU"), seeking certification as the collective bargaining representative of all Allstate agents in the United States. On December 2, 2002, the Chicago Regional Director of the NLRB dismissed the petition, agreeing with AIC's position that the agents are independent contractors, not employees, and that, consequently, the NLRB lacks jurisdiction over the issue. The OPEIU has requested that the NLRB in Washington, D.C. review the dismissal by the Chicago Regional Director. The request for appeal has not been accepted yet. If it is, AIC will vigorously oppose the appeal. The outcome is currently uncertain.

     AIC is also defending certain matters relating to its agency program reorganization announced in 1999. These matters include an investigation by the U.S. Department of Labor and a lawsuit filed in December 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") with respect to allegations of retaliation under the Age Discrimination in Employment Act, the Americans with Disabilities Act and Title VII of the Civil Rights Act of 1964. A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, breach of contract and age discrimination. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization. In addition, AIC is defending certain matters relating to its life agency program reorganization announced in 2000. These matters include an investigation by the EEOC with respect to allegations of age discrimination and retaliation. AIC is cooperating fully with the agency investigation and will continue to vigorously defend these and other claims related to the life agency program reorganization. The outcome of these disputes is currently uncertain.

     Various other legal and regulatory actions are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the potential target of an increasing number of class action lawsuits and other types of litigation, some of which involve claims for substantial and/or indeterminate amounts (including punitive and treble damages) and the outcomes of which are unpredictable. This litigation is based on a variety of issues including insurance and claim settlement practices. However, at this time, based on their present status, it is the opinion of management that the ultimate liability, if any, in one or more of these other actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

GUARANTY FUNDS
     Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in a particular state. The Company's expenses related to these funds have been immaterial.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

10.  INCOME TAXES

     The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. Effectively, this results in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return.

     Prior to July 1, 1995, the Corporation was a subsidiary of Sears, Roebuck & Co. ("Sears") and, with its eligible domestic subsidiaries, was included in the Sears consolidated federal income tax return and federal income tax allocation agreement. On January 27, 1995, to reflect the separation of the Corporation from Sears, the Corporation and Sears entered into a new tax sharing agreement, which governs their respective rights and obligations with respect to federal income taxes for all periods during which the Corporation was a subsidiary of Sears, including the treatment of audits of tax returns for such periods.

     The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1996 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

     The components of the deferred income tax assets and liabilities at December 31 are as follows:

                                                             2002               2001
                                                        --------------     --------------
(IN THOUSANDS)
DEFERRED ASSETS
Life and annuity reserves                               $       48,386     $       51,989
Discontinued operations                                            345                366
Premium installment receivable                                   1,955                  -
Other assets                                                     1,174              1,046
Other postretirement benefits                                        -                261
                                                        --------------     --------------

      Total deferred assets                                     51,860             53,662
                                                        --------------     --------------

DEFERRED LIABILITIES
Deferred policy acquisition costs                              (53,156)           (44,950)
Unrealized net capital gains                                   (91,353)           (64,074)
Difference in tax bases of investments                          (1,348)            (6,980)
Prepaid commission expense                                        (504)              (561)
Other liabilities                                                 (270)            (1,709)
                                                        --------------     --------------

      Total deferred liabilities                              (146,631)          (118,274)
                                                        --------------     --------------

      Net deferred liability                            $      (94,771)    $      (64,612)
                                                        ==============     ==============

     Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the assumptions that certain levels of income will be achieved.

     The components of income tax expense for the year ended December 31 are as follows:

(IN THOUSANDS)                                           2002            2001             2000
                                                     -----------     ------------     ------------
Current                                              $    10,095     $      7,412     $     12,901
Deferred                                                   2,880           11,105            2,715
                                                     -----------     ------------     ------------
      Total income tax expense                       $    12,975     $     18,517     $     15,616
                                                     ===========     ============     ============

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     The Company paid income taxes of $17.1 million, $13.1 million and $11.3 million in 2002, 2001 and 2000, respectively. The Company had a current income tax receivable of $914 thousand at December 31, 2002 and a current income tax liability of $6.0 million at December 31, 2001.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

                                                          2002               2001              2000
                                                     --------------     -------------     -------------
Statutory federal income tax                                   35.0%             35.0%             35.0%
State income tax expense                                        1.2               0.4               1.0
Other                                                          (1.3)             (1.2)             (2.4)
                                                     --------------     -------------     -------------
Effective income tax                                           34.9%             34.2%             33.6%
                                                     ==============     =============     =============

     Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. The balance in this account at December 31, 2002, approximately $389 thousand, will result in federal income taxes payable of $136 thousand if distributed by the Company. No provision for taxes has been made as the Company has no plan to distribute amounts from this account. No further additions to the account have been permitted since 1983.

11.  STATUTORY FINANCIAL INFORMATION

     The following table reconciles Net income for the year ended December 31, and Shareholder's equity at December 31, as reported herein in conformity with GAAP with total statutory net income and capital and surplus of the Company, determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities:

                                                                    NET INCOME                       SHAREHOLDER'S EQUITY
                                                      ----------------------------------------    ---------------------------
(IN THOUSANDS)                                           2002           2001           2000           2002           2001
                                                      ----------     ----------    -----------    -----------    ------------
Balance per GAAP                                      $   24,179     $   35,412    $    30,915    $   543,815    $    458,976
Unrealized gain/loss on fixed income securities                -              -              -       (453,142)       (216,196)
Deferred policy acquisition costs                        (32,295)       (45,834)       (25,528)      (166,925)       (156,615)
Deferred income taxes                                      5,169          7,490          2,177        131,616          64,612
Employee benefits                                            509           (372)           (92)           184            (441)
Reserves and non-admitted assets                             126         15,060         18,551        205,935          94,412
Separate Accounts                                              -              -              -          4,515             474
Other                                                      3,489           (921)            65          4,421             (95)
                                                      ----------     ----------    -----------    -----------    ------------
Balance per statutory accounting practices            $    1,177     $   10,835    $    26,088    $   270,419    $    245,127
                                                      ==========     ==========    ===========    ===========    ============

     Effective January 1, 2001, the State of New York required insurance companies domiciled in its state to prepare statutory-basis financial statements in accordance with the National Association of Insurance Commissioners ("NAIC") Accounting Practices and Procedures Manual ("Codification") subject to any deviations prescribed or permitted by the State of New York insurance superintendent.

     The Company prepares its statutory-basis financial statements in accordance with accounting practices prescribed or permitted by the State of New York. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

     Accounting changes adopted to conform to the provisions of Codification are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. The State of New York has recently adopted Statement of Statutory Accounting Principles ("SSAP") No. 10, Income Taxes, which is effective for statutory-basis financial statements filed as of December

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

31, 2002 and thereafter. The Company reported an increase to surplus of $11.4 million effective December 31, 2002 to reflect the adoption of SSAP No. 10 by the State of New York as a result of recognizing a net deferred tax asset.

DIVIDENDS
     The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without prior approval of the state insurance regulator in any calendar year is limited to formula amounts based on statutory surplus and statutory net gain from operations, determined in accordance with statutory accounting practices, for the immediately preceding calendar year. The maximum amount of dividends that the Company can distribute during 2003 without prior approval of the New York State Insurance Department is $16.3 million. In the twelve-month period beginning January 1, 2002, the Company did not pay any dividends.

RISK-BASED CAPITAL
     The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. At December 31, 2002, RBC for the Company was significantly above a level that would require regulatory action.

12.  BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT PLANS
     The Company utilizes the services of AIC employees. AIC provides various benefits, described in the following paragraphs to its employees. The Company is allocated an appropriate share of the costs associated with these benefits in accordance with a service and expenses agreement.

     Defined pension plans, sponsored by AIC, cover most domestic full-time and certain part-time employees. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. The Company uses the accrual method for its defined benefit plans in accordance with accepted actuarial methods. AIC's funding policy for the pension plans is to make annual contributions in accordance with accepted actuarial cost methods. The allocated cost to the Company included in net income was $518 thousand for the pension plans in 2002. The allocated benefit to the Company included in net income was $87 thousand and $62 thousand for the pension plans in 2001 and 2000, respectively.

     AIC also provides certain health care and life insurance subsidies for employees hired before January 1, 2003 when they retire. Qualified employees may become eligible for these benefits if they retire in accordance with AIC's established retirement policy and are continuously insured under AIC's group plans or other approved plans in accordance with the plan's participation requirements. AIC shares the cost of the retiree medical benefits with retirees based on years of service, with AIC's share being subject to a 5% limit on annual medical cost inflation after retirement. AIC's postretirement benefit plans currently are not funded. AIC has the right to modify or terminate these plans. The allocated cost to the Company included in net income was $439 thousand, $304 thousand and $80 thousand for postretirement benefits other than pension plans in 2002, 2001 and 2000, respectively.

PROFIT SHARING PLAN
     Employees of AIC are eligible to become members of The Savings and Profit Sharing Fund of Allstate Employees ("Allstate Plan"). The Corporation's contributions are based on the Corporation's matching obligation and performance.

     The Company's allocation of profit sharing expense from the Corporation was $1.3 million, $374 thousand and $198 thousand in 2002, 2001 and 2000, respectively.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

13.  OTHER COMPREHENSIVE INCOME

     The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:

(IN THOUSANDS)

                                                                         2002
                                                    ----------------------------------------------

  UNREALIZED CAPITAL GAINS AND LOSSES AND NET                                         After-
LOSSES ON DERIVATIVE FINANCIAL INSTRUMENTS:           Pretax           Tax              tax
                                                    -------------  --------------  ----------------
   Unrealized holding gains arising during the
     period                                         $      69,350  $      (24,274) $         45,076
   Less: reclassification adjustments                      (8,590)          3,006            (5,584)
                                                    -------------  --------------  ----------------
   Unrealized net capital gains                            77,940         (27,280)           50,660
                                                    -------------  --------------  ----------------

   Other comprehensive income                       $      77,940  $      (27,280) $         50,660
                                                    =============  ==============  ================

(IN THOUSANDS)

                                                                        2001
                                                    ----------------------------------------------

  UNREALIZED CAPITAL GAINS AND LOSSES AND NET                                           After-
LOSSES ON DERIVATIVE FINANCIAL INSTRUMENTS:            Pretax           Tax               tax
                                                    -------------  --------------   ----------------
   Unrealized holding gains arising during the
     period                                         $       1,457  $         (510)  $            947
   Less: reclassification adjustments                         299            (105)               194
                                                    -------------  --------------   ----------------
   Unrealized net capital gains                             1,158            (405)               753
                                                    -------------  --------------   ----------------
   Net losses on derivative financial
     instruments arising during the period                    (51)             18                (33)

   Less: reclassification adjustments for
     derivative financial instruments                         (51)             18                (33)
                                                    -------------  --------------   ----------------
   Net losses on derivative financial instruments               -               -                  -
                                                    -------------  --------------   ----------------

   Other comprehensive income                       $       1,158  $         (405)  $            753
                                                    =============  ==============   ================

(IN THOUSANDS)

                                                                        2000
                                                    ----------------------------------------------

  UNREALIZED CAPITAL GAINS AND LOSSES AND NET                                           After-
LOSSES ON DERIVATIVE FINANCIAL INSTRUMENTS:            Pretax           Tax               tax
                                                    -------------  --------------   ----------------
   Unrealized holding gains arising during the
     period                                         $     129,754  $      (45,414)  $         84,340
   Less: reclassification adjustments                      (5,643)          1,975             (3,668)
                                                    -------------  --------------   ----------------
   Unrealized net capital gains                           135,397         (47,389)            88,008
                                                    -------------  --------------   ----------------

   Other comprehensive income                       $     135,397  $      (47,389)  $         88,008
                                                    =============  ==============   ================

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                            SCHEDULE IV--REINSURANCE

(IN THOUSANDS)

                                                              GROSS                                       NET
YEAR ENDED DECEMBER 31, 2002                                  AMOUNT                CEDED                AMOUNT
----------------------------------------------           ----------------      ---------------      ----------------
Life insurance in force                                  $     18,981,787      $     3,404,525      $     15,577,262
                                                         ================      ===============      ================

Premiums and contract charges:
     Life and annuities                                  $        139,593      $         7,406      $        132,187
     Accident and health                                            9,627                  863                 8,764
                                                         ----------------      ---------------      ----------------
                                                         $        149,220      $         8,269      $        140,951
                                                         ================      ===============      ================

                                                              GROSS                                        NET
YEAR ENDED DECEMBER 31, 2001                                  AMOUNT                CEDED                AMOUNT
----------------------------------------------           ----------------      ---------------      ----------------
Life insurance in force                                  $     17,584,475      $     2,189,352      $     15,395,123
                                                         ================      ===============      ================

Premiums and contract charges:
     Life and annuities                                  $        141,420      $         4,606      $        136,814
     Accident and health                                            9,383                  888                 8,495
                                                         ----------------      ---------------      ----------------
                                                         $        150,803      $         5,494      $        145,309
                                                         ================      ===============      ================

                                                              GROSS                                       NET
YEAR ENDED DECEMBER 31, 2000                                  AMOUNT                CEDED                AMOUNT
----------------------------------------------           ----------------      ---------------      ----------------
Life insurance in force                                  $     15,916,421      $     1,592,962      $     14,323,459
                                                         ================      ===============      ================

Premiums and contract charges:
     Life and annuities                                  $        143,550      $         4,706      $        138,844
     Accident and health                                            8,142                  785                 7,357
                                                         ----------------      ---------------      ----------------
                                                         $        151,692      $         5,491      $        146,201
                                                         ================      ===============      ================

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                  SCHEDULE V--VALUATION AND QUALIFYING ACCOUNTS
                                 (IN THOUSANDS)

                                                   BALANCE AT         CHARGED TO                           BALANCE AT
                                                   BEGINNING          COSTS AND                              END OF
                                                   OF PERIOD           EXPENSES          DEDUCTIONS          PERIOD
                                                 -------------      -------------      -------------     --------------
YEAR ENDED DECEMBER 31, 2002

Allowance for estimated losses
   on mortgage loans                             $           -      $           -      $           -     $            -
                                                 =============      =============      =============     ==============

YEAR ENDED DECEMBER 31, 2001

Allowance for estimated losses
   on mortgage loans                            $         119      $           -      $         119     $            -
                                                 =============      =============      =============     ==============

YEAR ENDED DECEMBER 31, 2000

Allowance for estimated losses
   on mortgage loans                             $         600      $           -      $         481     $          119
                                                 =============      =============      =============     ==============

                                   ---------------------------------------------
                                   ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                                   FINANCIAL STATEMENTS AS OF DECEMBER 31, 2002
                                   AND FOR THE PERIODS ENDED DECEMBER 31, 2002
                                   AND DECEMBER 31, 2001, AND INDEPENDENT
                                   AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Allstate Life Insurance Company of New York:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Life of New York Separate Account A (the "Account") as of December 31, 2002, the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 by correspondence with the Account's custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Allstate Life of New York Separate Account A as of December 31, 2002, the results of operations for the period then ended for each of the individual sub-accounts and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


Chicago, Illinois
March 7, 2003

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------------------------

                                                               AIM Variable Insurance Funds Sub-Accounts
                                               ----------------------------------------------------------------------------

                                                AIM V.I.                                                        AIM V.I.
                                               Aggressive       AIM V.I.       AIM V.I.         AIM V.I.        Capital
                                                 Growth         Balanced       Basic Value      Blue Chip      Appreciation
                                               -----------     -----------     -----------     -----------     ------------
ASSETS
Investments at fair value                      $ 2,893,582     $ 7,053,464     $ 1,785,384     $ 5,406,722     $  7,413,691
                                               -----------     -----------     -----------     -----------     ------------

   Total assets                                $ 2,893,582     $ 7,053,464     $ 1,785,384     $ 5,406,722     $  7,413,691
                                               ===========     ===========     ===========     ===========     ============

NET ASSETS
Accumulation units                             $ 2,893,582     $ 7,045,563     $ 1,785,384     $ 5,401,195     $  7,411,906
Contracts in payout (annuitization) period              --           7,901              --           5,527            1,785
                                               -----------     -----------     -----------     -----------     ------------

   Total net assets                            $ 2,893,582     $ 7,053,464     $ 1,785,384     $ 5,406,722     $  7,413,691
                                               ===========     ===========     ===========     ===========     ============

FUND SHARE INFORMATION
   Number of shares                                346,122         806,110         223,732       1,029,852          451,229
                                               ===========     ===========     ===========     ===========     ============

   Cost                                        $ 4,664,208     $ 8,979,140     $ 2,122,600     $ 8,171,550     $ 11,956,302
                                               ===========     ===========     ===========     ===========     ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------------------------

                                                                AIM Variable Insurance Funds Sub-Accounts
                                               ----------------------------------------------------------------------------

                                                AIM V. I.                      AIM V. I.        AIM V. I.       AIM V. I.
                                                 Capital        AIM V. I.         Dent         Diversified        Global
                                               Development    Core Equity     Demographics       Income         Utilities
                                               -----------    ------------    ------------    ------------     ------------
ASSETS
Investments at fair value                      $   837,400    $ 11,066,083    $  1,200,748    $  3,569,645     $  1,430,035
                                               -----------    ------------    ------------    ------------     ------------

   Total assets                                $   837,400    $ 11,066,083    $  1,200,748    $  3,569,645     $  1,430,035
                                               ===========    ============    ============    ============     ============

NET ASSETS
Accumulation units                             $   834,742    $ 11,021,643    $  1,200,748    $  3,555,824     $  1,430,035
Contracts in payout (annuitization) period           2,658          44,440              --          13,821               --
                                               -----------    ------------    ------------    ------------     ------------

   Total net assets                            $   837,400    $ 11,066,083    $  1,200,748    $  3,569,645     $  1,430,035
                                               ===========    ============    ============    ============     ============

FUND SHARE INFORMATION
   Number of shares                                 89,180         651,329         316,820         415,075          146,972
                                               ===========    ============    ============    ============     ============

   Cost                                        $ 1,118,528    $ 15,553,827    $  2,443,366    $  4,083,779     $  2,558,777
                                               ===========    ============    ============    ============     ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------

                                                                AIM Variable Insurance Funds Sub-Accounts
                                               -----------------------------------------------------------------------------

                                                 AIM V. I.                                      AIM V. I.         AIM V. I.
                                                Government      AIM V. I.     AIM V. I. High  International        Mid Cap
                                                Securities       Growth           Yield          Growth          Core Equity
                                               -----------    ------------    --------------  -------------      -----------
ASSETS
Investments at fair value                      $ 9,278,126    $  4,894,153    $     938,757   $   3,736,288      $   579,088
                                               -----------    ------------    -------------   -------------      -----------

   Total assets                                $ 9,278,126    $  4,894,153    $     938,757   $   3,736,288      $   579,088
                                               ===========    ============    =============   =============      ===========

NET ASSETS
Accumulation units                             $ 9,278,126    $  4,863,514    $     938,757   $   3,736,288      $   579,088
Contracts in payout (annuitization) period              --          30,639               --              --               --
                                               -----------    ------------    -------------   -------------      -----------

   Total net assets                            $ 9,278,126    $  4,894,153    $     938,757   $   3,736,288      $   579,088
                                               ===========    ============    =============   =============      ===========

FUND SHARE INFORMATION
   Number of shares                                748,236         433,111          187,751         299,142           60,765
                                               ===========    ============    =============   =============      ===========

   Cost                                        $ 8,816,387    $ 10,292,884    $   1,111,844   $   5,830,891      $   651,239
                                               ===========    ============    =============   =============      ===========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------

                                                                                                 AIM Variable Insurance
                                                AIM Variable Insurance Funds Sub-Accounts      Funds Series II Sub-Accounts
                                             ----------------------------------------------   ------------------------------

                                                                                                AIM V. I.
                                               AIM V. I.       AIM V. I.         AIM V. I.     Aggressive       AIM V. I.
                                             Money Market     New Technology  Premier Equity    Growth II      Balanced II
                                             --------------   --------------  --------------  -------------   --------------
ASSETS
Investments at fair value                    $    4,670,018   $     791,390   $   15,319,864  $       2,963   $       69,650
                                             --------------   --------------  --------------  -------------   --------------

   Total assets                              $    4,670,018   $     791,390   $   15,319,864  $       2,963   $       69,650
                                             ==============   ==============  ==============  =============   ==============

NET ASSETS
Accumulation units                           $    4,670,018   $     791,390   $   15,290,311  $       2,963   $       69,650
Contracts in payout (annuitization) period               --              --           29,553             --               --
                                             --------------   --------------  --------------  -------------   --------------

   Total net assets                          $    4,670,018   $     791,390   $   15,319,864  $       2,963   $       69,650
                                             ==============   ==============  ==============  =============   ==============

FUND SHARE INFORMATION
   Number of shares                               4,670,018         342,593          944,505            355            7,978
                                             ==============   ==============  ==============  =============   ==============

   Cost                                      $    4,670,018   $   3,442,891   $   25,104,405  $       3,008   $       71,605
                                             ==============   ==============  ==============  =============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------

                                                            AIM Variable Insurance Funds Series II Sub-Accounts
                                             ---------------------------------------------------------------------------------

                                                                                  AIM V. I.        AIM V. I.
                                                AIM V. I.       AIM V. I.         Capital           Capital        AIM V. I.
                                             Basic Value II   Blue Chip II    Appreciation II   Development II  Core Equity II
                                             --------------   -------------   ---------------   --------------  --------------
ASSETS
Investments at fair value                    $       71,389   $      35,408   $         4,580   $        3,016  $       26,896
                                             --------------   -------------   ---------------   --------------  --------------

   Total assets                              $       71,389   $      35,408   $         4,580   $        3,016  $       26,896
                                             ==============   =============   ===============   ==============  ==============

NET ASSETS
Accumulation units                           $       71,389   $      35,408   $         4,580   $        3,016  $       26,896
Contracts in payout (annuitization) period               --              --                --               --              --
                                             --------------   -------------   ---------------   --------------  --------------

   Total net assets                          $       71,389   $      35,408   $         4,580   $        3,016  $       26,896
                                             ==============   =============   ===============   ==============  ==============

FUND SHARE INFORMATION
   Number of shares                                   8,969           6,757               280              322           1,588
                                             ==============   =============   ===============   ==============  ==============

   Cost                                      $       71,659   $      36,668   $         4,746   $        3,064  $       26,209
                                             ==============   =============   ===============   ==============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------

                                                             AIM Variable Insurance Funds Series II Sub-Accounts
                                             -------------------------------------------------------------------------------

                                                AIM V. I.       AIM V. I.       AIM V. I.       AIM V. I.
                                                  Dent         Diversified       Global        Government        AIM V. I.
                                             Demographics II    Income II      Utilities II   Securities II     Growth II
                                             ---------------  -------------   -------------   -------------   --------------
ASSETS
Investments at fair value                    $         8,938  $      47,883   $      22,206   $   1,825,303   $        7,641
                                             ---------------  -------------   -------------   -------------   --------------

   Total assets                              $         8,938  $      47,883   $      22,206   $   1,825,303   $        7,641
                                             ===============  =============   =============   =============   ==============

NET ASSETS
Accumulation units                           $         8,938  $      47,883   $      22,206   $   1,825,303   $        7,641
Contracts in payout (annuitization) period                --             --              --              --               --
                                             ---------------  -------------   -------------   -------------   --------------

   Total net assets                          $         8,938  $      47,883   $      22,206   $   1,825,303   $        7,641
                                             ===============  =============   =============   =============   ==============

FUND SHARE INFORMATION
   Number of shares                                    2,364          5,581           2,285         147,798              678
                                             ===============  =============   =============   =============   ==============

   Cost                                      $         9,313  $      49,448   $      21,787   $   1,815,932   $        7,945
                                             ===============  =============   =============   =============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------

                                                             AIM Variable Insurance Funds Series II Sub-Accounts
                                             ---------------------------------------------------------------------------------

                                                                AIM V. I.       AIM V. I.
                                               AIM V. I.      International   Mid Cap Core       AIM V. I.       AIM V. I. New
                                             High Yield II      Growth II       Equity II     Money Market II   Technology II
                                             --------------   -------------   -------------   ---------------   --------------
ASSETS
Investments at fair value                    $       10,904   $       1,865   $      11,213   $       239,154   $           23
                                             --------------   -------------   -------------   ---------------   --------------

   Total assets                              $       10,904   $       1,865   $      11,213   $       239,154   $           23
                                             ==============   =============   =============   ===============   ==============

NET ASSETS
Accumulation units                           $       10,904   $       1,865   $      11,213   $       239,154   $           23
Contracts in payout (annuitization) period               --              --              --                --               --
                                             --------------   -------------   -------------   ---------------   --------------

   Total net assets                          $       10,904   $       1,865   $      11,213   $       239,154   $           23
                                             ==============   =============   =============   ===============   ==============

FUND SHARE INFORMATION
   Number of shares                                   2,185             150           1,179           239,154               10
                                             ==============   =============   =============   ===============   ==============

   Cost                                      $       10,617   $       1,904   $      11,215   $       239,154   $           25
                                             ==============   =============   =============   ===============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
--------------------------------------------------------------------------------------------------------------------------------

                                               AIM Variable                                     Dreyfus Socially
                                                Insurance                                         Responsible      Dreyfus Stock
                                             Funds Series II      Delaware Group Premium       Growth Fund, Inc.    Index Fund
                                               Sub-Accounts       Fund, Inc. Sub-Accounts         Sub-Account       Sub-Account
                                             ---------------   -----------------------------   -----------------   --------------

                                                AIM V. I.        Delaware                      Dreyfus Socially
                                                 Premier       VIP GP Small      Delaware         Responsible      Dreyfus Stock
                                                Equity II        Cap Value     VIP GP Trend          Growth         Index Fund
                                             ---------------   -------------   -------------   -----------------   --------------
ASSETS
Investments at fair value                    $       10,158    $   1,589,303   $     490,348   $         197,092   $    3,824,010
                                             ---------------   -------------   -------------   -----------------   --------------

   Total assets                              $       10,158    $   1,589,303   $     490,348   $         197,092   $    3,824,010
                                             ===============   =============   =============   =================   ==============

NET ASSETS
Accumulation units                           $       10,158    $   1,589,303   $     490,348   $         197,092   $    3,824,010
Contracts in payout (annuitization) period               --               --              --                  --               --
                                             ---------------   -------------   -------------   -----------------   --------------

   Total net assets                          $       10,158    $   1,589,303   $     490,348   $         197,092   $    3,824,010
                                             ===============   =============   =============   =================   ==============

FUND SHARE INFORMATION
   Number of shares                                     628           87,613          24,275              10,428          170,183
                                             ===============   =============   =============   =================   ==============

   Cost                                      $       10,466    $   1,675,487   $     547,761   $         303,426   $    4,599,116
                                             ===============   =============   =============   =================   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                   Fidelity Variable Insurance
                                                 Dreyfus Variable Investment Fund Sub-Accounts      Products Fund Sub-Accounts
                                                 ----------------------------------------------   ------------------------------

                                                   VIF Capital    VIF Growth &     VIF Money                        VIP Equity-
                                                  Appreciation       Income          Market       VIP Contrafund      Income
                                                 --------------   -------------   -------------   --------------   --------------
ASSETS
Investments at fair value                        $      585,201   $          78   $         100   $    1,721,511   $    2,856,988
                                                 --------------   -------------   -------------   --------------   --------------

   Total assets                                  $      585,201   $          78   $         100   $    1,721,511   $    2,856,988
                                                 ==============   =============   =============   ==============   ==============

NET ASSETS
Accumulation units                               $      585,201   $          78   $         100   $    1,721,511   $    2,856,988
Contracts in payout (annuitization) period                   --              --              --               --               --
                                                 --------------   -------------   -------------   --------------   --------------

   Total net assets                              $      585,201   $          78   $         100   $    1,721,511   $    2,856,988
                                                 ==============   =============   =============   ==============   ==============

FUND SHARE INFORMATION
   Number of shares                                      20,334               5             100           95,111          157,323
                                                 ==============   =============   =============   ==============   ==============

   Cost                                          $      689,136   $          99   $         100   $    1,891,097   $    3,299,221
                                                 ==============   =============   =============   ==============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------------------------------

                                                               Fidelity Variable Insurance Products Fund Sub-Accounts
                                                  -------------------------------------------------------------------------------

                                                                     VIP Growth       VIP High          VIP        VIP Investment
                                                    VIP Growth     Opportunities       Income        Index 500       Grade Bond
                                                  --------------   -------------   -------------   -------------   --------------
ASSETS
Investments at fair value                         $    2,430,308   $     299,632   $     321,617   $   1,297,744   $    1,750,423
                                                  --------------   -------------   -------------   -------------   --------------

   Total assets                                   $    2,430,308   $     299,632   $     321,617   $   1,297,744   $    1,750,423
                                                  ==============   =============   =============   =============   ==============

NET ASSETS
Accumulation units                                $    2,430,308   $     299,632   $     321,617   $   1,297,744   $    1,750,423
Contracts in payout (annuitization) period                    --              --              --              --               --
                                                  --------------   -------------   -------------   -------------   --------------

   Total net assets                               $    2,430,308   $     299,632   $     321,617   $   1,297,744   $    1,750,423
                                                  ==============   =============   =============   =============   ==============

FUND SHARE INFORMATION
   Number of shares                                      103,682          25,588          54,236          12,988          127,768
                                                  ==============   =============   =============   =============   ==============

   Cost                                           $    3,189,654   $     371,581   $     327,888   $   1,526,600   $    1,633,186
                                                  ==============   =============   =============   =============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------------

                                              Fidelity Variable
                                                  Insurance                                                       Goldman Sachs
                                                Products Fund              Franklin Templeton Variable          Variable Insurance
                                                Sub-Accounts         Insurance Products Trust Sub-Accounts       Trust Sub-Account
                                              -----------------  ---------------------------------------------  ------------------

                                                                                                   Templeton         VIT CORE
                                                                 Mutual Shares     Templeton        Foreign          Small Cap
                                                 VIP Overseas     Securities     Asset Strategy   Securities          Equity
                                              -----------------  -------------   --------------  -------------  ------------------
ASSETS
Investments at fair value                     $         682,555  $         473   $      226,517  $     773,466  $               86
                                              -----------------  -------------   --------------  -------------  ------------------

   Total assets                               $         682,555  $         473   $      226,517  $     773,466  $               86
                                              =================  =============   ==============  =============  ==================

NET ASSETS
Accumulation units                            $         682,555  $         473   $      226,517  $     773,466  $               86
Contracts in payout (annuitization) period                   --             --               --             --                  --
                                              -----------------  -------------   --------------  -------------  ------------------

   Total net assets                           $         682,555  $         473   $      226,517  $     773,466  $               86
                                              =================  =============   ==============  =============  ==================

FUND SHARE INFORMATION
   Number of shares                                      62,163             39           15,633         82,109                   9
                                              =================  =============   ==============  =============  ==================

   Cost                                       $         845,277  $         470   $      242,303  $     975,804  $               99
                                              =================  =============   ==============  =============  ==================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------

                                                                HSBC Variable                       MFS Variable Insurance
                                                         Insurance Funds Sub-Accounts                 Trust Sub-Accounts
                                               ----------------------------------------------   ------------------------------

                                                                                  HSBC VI
                                                HSBC VI Cash    HSBC VI Fixed      Growth                        MFS Emerging
                                                 Management         Income        & Income         MFS Bond         Growth
                                               --------------   -------------   -------------   -------------   --------------
ASSETS
Investments at fair value                      $    2,997,902   $   1,706,813   $   1,734,449   $   1,208,874   $           74
                                               --------------   -------------   -------------   -------------   --------------

   Total assets                                $    2,997,902   $   1,706,813   $   1,734,449   $   1,208,874   $           74
                                               ==============   =============   =============   =============   ==============

NET ASSETS
Accumulation units                             $    2,997,902   $   1,706,813   $   1,734,449   $   1,208,874   $           74
Contracts in payout (annuitization) period                 --              --              --              --               --
                                               --------------   -------------   -------------   -------------   --------------

   Total net assets                            $    2,997,902   $   1,706,813   $   1,734,449   $   1,208,874   $           74
                                               ==============   =============   =============   =============   ==============

FUND SHARE INFORMATION
   Number of shares                                 2,997,902         158,185         273,142         102,274                6
                                               ==============   =============   =============   =============   ==============

   Cost                                        $    2,997,902   $   1,631,302   $   2,368,862   $   1,160,275   $           99
                                               ==============   =============   =============   =============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------

                                                                                                Oppenheimer Variable Account
                                                  MFS Variable Insurance Trust Sub-Accounts           Funds Sub-Accounts
                                               ----------------------------------------------   ------------------------------

                                                                                                 Oppenheimer
                                                  MFS High      MFS Investors      MFS New        Aggressive      Oppenheimer
                                                   Income           Trust         Discovery         Growth            Bond
                                               --------------   -------------   -------------   -------------   --------------
ASSETS
Investments at fair value                      $       91,656   $     463,422   $     371,644   $   1,283,680   $    1,245,339
                                               --------------   -------------   -------------   -------------   --------------

   Total assets                                $       91,656   $     463,422   $     371,644   $   1,283,680   $    1,245,339
                                               ==============   =============   =============   =============   ==============

NET ASSETS
Accumulation units                             $       91,656   $     463,422   $     371,644   $   1,283,680   $    1,245,339
Contracts in payout (annuitization) period                 --              --              --              --               --
                                               --------------   -------------   -------------   -------------   --------------

   Total net assets                            $       91,656   $     463,422   $     371,644   $   1,283,680   $    1,245,339
                                               ==============   =============   =============   =============   ==============

FUND SHARE INFORMATION
   Number of shares                                    10,392          34,404          35,598          43,917          110,110
                                               ==============   =============   =============   =============   ==============

   Cost                                        $       94,485   $     547,359   $     460,914   $   1,769,117   $    1,207,647
                                               ==============   =============   =============   =============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------

                                                              Oppenheimer Variable Account Funds Sub-Accounts
                                               -------------------------------------------------------------------------------

                                                                                                 Oppenheimer      Oppenheimer
                                                 Oppenheimer     Oppenheimer     Oppenheimer     Main Street      Main Street
                                                   Capital          Global           High          Growth &        Small Cap
                                                Appreciation      Securities        Income          Income          Growth
                                               --------------   -------------   -------------   -------------   --------------
ASSETS
Investments at fair value                      $    1,040,800   $     544,292   $     481,121   $   2,650,951   $      556,705
                                               --------------   -------------   -------------   -------------   --------------

   Total assets                                $    1,040,800   $     544,292   $     481,121   $   2,650,951   $      556,705
                                               ==============   =============   =============   =============   ==============

NET ASSETS
Accumulation units                             $    1,040,800   $     544,292   $     481,121   $   2,650,951   $      556,705
Contracts in payout (annuitization) period                 --              --              --              --               --
                                               --------------   -------------   -------------   -------------   --------------

   Total net assets                            $    1,040,800   $     544,292   $     481,121   $   2,650,951   $      556,705
                                               ==============   =============   =============   =============   ==============

FUND SHARE INFORMATION
   Number of shares                                    39,098          30,751          64,064         173,039           59,796
                                               ==============   =============   =============   =============   ==============

   Cost                                        $    1,334,521   $     675,921   $     514,151   $   3,199,947   $      620,940
                                               ==============   =============   =============   =============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------

                                                Oppenheimer
                                                 Variable
                                                Account Funds
                                                Sub-Accounts                 Putnam Variable Trust Sub-Accounts
                                               --------------   --------------------------------------------------------------

                                                 Oppenheimer     VT American                                     VT The George
                                                  Strategic       Government      VT Capital    VT Diversified    Putnam Fund
                                                    Bond            Income       Appreciation       Income         of Boston
                                               --------------   -------------   -------------   --------------  --------------
ASSETS
Investments at fair value                      $    2,503,873   $  11,047,001   $     721,879   $    8,757,229  $   10,558,291
                                               --------------   -------------   -------------   --------------  --------------

   Total assets                                $    2,503,873   $  11,047,001   $     721,879   $    8,757,229  $   10,558,291
                                               ==============   =============   =============   ==============  ==============

NET ASSETS
Accumulation units                             $    2,503,873   $  11,026,092   $     721,879   $    8,726,760  $   10,533,913
Contracts in payout (annuitization) period                 --          20,909              --           30,469          24,378
                                               --------------   -------------   -------------   --------------  --------------

   Total net assets                            $    2,503,873   $  11,047,001   $     721,879   $    8,757,229  $   10,558,291
                                               ==============   =============   =============   ==============  ==============

FUND SHARE INFORMATION
   Number of shares                                   547,893         898,130         119,319        1,032,692       1,106,739
                                               ==============   =============   =============   ==============  ==============

   Cost                                        $    2,452,252   $  10,460,893   $     872,562   $    9,050,368  $   11,416,934
                                               ==============   =============   =============   ==============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------

                                                                      Putnam Variable Trust Sub-Accounts
                                               -------------------------------------------------------------------------------

                                                 VT Global
                                                   Asset          VT Global       VT Growth       VT Growth        VT Health
                                                 Allocation         Equity        and Income    Opportunities      Sciences
                                               --------------   -------------   -------------   -------------   --------------
ASSETS
Investments at fair value                      $    1,481,411   $   6,203,522   $  35,397,870   $   2,038,414   $    5,889,521
                                               --------------   -------------   -------------   -------------   --------------

   Total assets                                $    1,481,411   $   6,203,522   $  35,397,870   $   2,038,414   $    5,889,521
                                               ==============   =============   =============   =============   ==============

NET ASSETS
Accumulation units                             $    1,481,411   $   6,188,369   $  35,378,405   $   2,034,960   $    5,889,521
Contracts in payout (annuitization) period                 --          15,153          19,465           3,454               --
                                               --------------   -------------   -------------   -------------   --------------

   Total net assets                            $    1,481,411   $   6,203,522   $  35,397,870   $   2,038,414   $    5,889,521
                                               ==============   =============   =============   =============   ==============

FUND SHARE INFORMATION
   Number of shares                                   128,706         862,799       1,899,027         546,492          631,923
                                               ==============   =============   =============   =============   ==============

   Cost                                        $    1,761,891   $  11,359,457   $  45,176,939   $   4,445,200   $    7,864,494
                                               ==============   =============   =============   =============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------------

                                                                       Putnam Variable Trust Sub-Accounts
                                             -------------------------------------------------------------------------------------

                                                                                                VT International  VT International
                                                VT High                       VT International     Growth and          New
                                                 Yield          VT Income          Growth            Income        Opportunities
                                             --------------   -------------   ----------------  ----------------  ----------------
ASSETS
Investments at fair value                    $    4,221,272   $  18,009,083   $     11,003,663  $      2,893,220  $      2,979,925
                                             --------------   -------------   ----------------  ----------------  ----------------

   Total assets                              $    4,221,272   $  18,009,083   $     11,003,663  $      2,893,220  $      2,979,925
                                             ==============   =============   ================  ================  ================

NET ASSETS
Accumulation units                           $    4,193,659   $  17,979,650   $     10,980,772  $      2,893,220  $      2,979,925
Contracts in payout (annuitization) period           27,613          29,433             22,891                --                --
                                             --------------   -------------   ----------------  ----------------  ----------------

   Total net assets                          $    4,221,272   $  18,009,083   $     11,003,663  $      2,893,220  $      2,979,925
                                             ==============   =============   ================  ================  ================

FUND SHARE INFORMATION
   Number of shares                                 598,762       1,397,136          1,089,472           346,493           356,024
                                             ==============   =============   ================  ================  ================

   Cost                                      $    4,914,473   $  17,386,861   $     14,979,625  $      3,581,886  $      4,729,052
                                             ==============   =============   ================  ================  ================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------

                                                                      Putnam Variable Trust Sub-Accounts
                                               -------------------------------------------------------------------------------

                                                                                                                   VT OTC &
                                                                   VT Money        VT New           VT New         Emerging
                                                VT Investors        Market      Opportunities       Value           Growth
                                               --------------   -------------   -------------   -------------   --------------
ASSETS
Investments at fair value                      $   13,624,805   $  11,328,842   $   9,650,378   $   5,632,107   $    1,874,010
                                               --------------   -------------   -------------   -------------   --------------

   Total assets                                $   13,624,805   $  11,328,842   $   9,650,378   $   5,632,107   $    1,874,010
                                               ==============   =============   =============   =============   ==============

NET ASSETS
Accumulation units                             $   13,613,939   $  11,244,787   $   9,637,527   $   5,614,222   $    1,874,010
Contracts in payout (annuitization) period             10,866          84,055          12,851          17,885               --
                                               --------------   -------------   -------------   -------------   --------------

   Total net assets                            $   13,624,805   $  11,328,842   $   9,650,378   $   5,632,107   $    1,874,010
                                               ==============   =============   =============   =============   ==============

FUND SHARE INFORMATION
   Number of shares                                 1,935,342      11,328,842         839,163         515,289          461,579
                                               ==============   =============   =============   =============   ==============

   Cost                                        $   23,174,320   $  11,328,842   $  23,727,554   $   6,588,023   $    5,964,788
                                               ==============   =============   =============   =============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------

                                                                   Putnam Variable Trust Sub-Accounts
                                               -------------------------------------------------------------------------------

                                                                                VT Utilities
                                                                 VT Small Cap       Growth
                                                VT Research         Value        and Income       VT Vista        VT Voyager
                                               --------------   -------------   -------------   -------------   --------------
ASSETS
Investments at fair value                      $    6,005,266   $   5,621,270   $   3,057,658   $   4,733,997   $   17,929,019
                                               --------------   -------------   -------------   -------------   --------------

   Total assets                                $    6,005,266   $   5,621,270   $   3,057,658   $   4,733,997   $   17,929,019
                                               ==============   =============   =============   =============   ==============

NET ASSETS
Accumulation units                             $    6,005,266   $   5,601,262   $   3,044,935   $   4,733,997   $   17,917,023
Contracts in payout (annuitization) period                 --          20,008          12,723              --           11,996
                                               --------------   -------------   -------------   -------------   --------------

   Total net assets                            $    6,005,266   $   5,621,270   $   3,057,658   $   4,733,997   $   17,929,019
                                               ==============   =============   =============   =============   ==============

FUND SHARE INFORMATION
   Number of shares                                   709,004         462,276         321,183         601,524          859,081
                                               ==============   =============   =============   =============   ==============

   Cost                                        $    8,735,537   $   6,369,796   $   4,786,165   $  10,005,897   $   36,271,535
                                               ==============   =============   =============   =============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------

                                                   Putnam
                                               Variable Trust
                                                Sub-Accounts                Scudder Variable Series I Sub-Accounts
                                               --------------   --------------------------------------------------------------

                                                                21st Century                                        Capital
                                               VT Voyager II       Growth         Balanced           Bond           Growth
                                               --------------   -------------   -------------   -------------   --------------
ASSETS
Investments at fair value                      $    1,160,439   $       5,872   $      11,165   $      16,380   $        4,152
                                               --------------   -------------   -------------   -------------   --------------

   Total assets                                $    1,160,439   $       5,872   $      11,165   $      16,380   $        4,152
                                               ==============   =============   =============   =============   ==============

NET ASSETS
Accumulation units                             $    1,160,439   $       5,872   $      11,165   $      16,380   $        4,152
Contracts in payout (annuitization) period                 --              --              --              --               --
                                               --------------   -------------   -------------   -------------   --------------

   Total net assets                            $    1,160,439   $       5,872   $      11,165   $      16,380   $        4,152
                                               ==============   =============   =============   =============   ==============

FUND SHARE INFORMATION
   Number of shares                                   331,554           1,604           1,149           2,347              359
                                               ==============   =============   =============   =============   ==============

   Cost                                        $    1,392,148   $       9,960   $      12,427   $      15,819   $        5,230
                                               ==============   =============   =============   =============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------

                                                                                                      Scudder
                                                                                                Variable Series II
                                                   Scudder Variable Series I Sub-Accounts           Sub-Account
                                               ----------------------------------------------   ------------------

                                                  Global          Growth
                                                  Discovery       and Income    International         Growth
                                               --------------   -------------   -------------   ------------------
ASSETS
Investments at fair value                      $        4,300   $      13,350   $       6,819   $            2,559
                                               --------------   -------------   -------------   ------------------

   Total assets                                $        4,300   $      13,350   $       6,819   $            2,559
                                               ==============   =============   =============   ==================

NET ASSETS
Accumulation units                             $        4,300   $      13,350   $       6,819   $            2,559
Contracts in payout (annuitization) period                 --              --              --                   --
                                               --------------   -------------   -------------   ------------------

   Total net assets                            $        4,300   $      13,350   $       6,819   $            2,559
                                               ==============   =============   =============   ==================

FUND SHARE INFORMATION
   Number of shares                                       617           1,969           1,046                  172
                                               ==============   =============   =============   ==================

   Cost                                        $        5,237   $      16,896   $      10,344   $            3,902
                                               ==============   =============   =============   ==================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
-------------------------------------------------------------------------------------------------------------

                                                        Van Kampen Life Investment Trust Sub-Accounts
                                               --------------------------------------------------------------

                                                                     LIT
                                                                   Emerging          LIT             LIT
                                                LIT Comstock        Growth        Government     Money Market
                                               --------------   -------------   -------------   -------------
ASSETS
Investments at fair value                      $    1,046,681   $     467,352   $     495,831   $   2,066,190
                                               --------------   -------------   -------------   -------------

   Total assets                                $    1,046,681   $     467,352   $     495,831   $   2,066,190
                                               ==============   =============   =============   =============

NET ASSETS
Accumulation units                             $    1,046,681   $     467,352   $     495,831   $   2,066,190
Contracts in payout (annuitization) period                 --              --              --              --
                                               --------------   -------------   -------------   -------------

   Total net assets                            $    1,046,681   $     467,352   $     495,831   $   2,066,190
                                               ==============   =============   =============   =============

FUND SHARE INFORMATION
   Number of shares                                   115,020          24,482          50,492       2,066,190
                                               ==============   =============   =============   =============

   Cost                                        $    1,233,526   $     670,394   $     479,344   $   2,066,190
                                               ==============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
---------------------------------------------------------------------------------------------

                                                   Wells Fargo Variable Trust Sub-Accounts
                                               ----------------------------------------------

                                                 Wells Fargo     Wells Fargo
                                                   VT Asset       VT Equity      Wells Fargo
                                                 Allocation        Income         VT Growth
                                               --------------   -------------   -------------
ASSETS
Investments at fair value                      $      430,561   $     184,021   $     108,060
                                               --------------   -------------   -------------

   Total assets                                $      430,561   $     184,021   $     108,060
                                               ==============   =============   =============

NET ASSETS
Accumulation units                             $      430,561   $     184,021   $     108,060
Contracts in payout (annuitization) period                 --              --              --
                                               --------------   -------------   -------------

   Total net assets                            $      430,561   $     184,021   $     108,060
                                               ==============   =============   =============

FUND SHARE INFORMATION
   Number of shares                                    41,360          14,937          10,361
                                               ==============   =============   =============

   Cost                                        $      478,846   $     214,378   $     126,098
                                               ==============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                                   AIM Variable Insurance Funds Sub-Accounts
                                               ------------------------------------------------------------------------------------

                                                  AIM V. I.                                                             AIM V. I.
                                                 Aggressive        AIM V. I.         AIM V. I.         AIM V. I.         Capital
                                                   Growth          Balanced         Basic Value        Blue Chip      Appreciation
                                               --------------   --------------    --------------    --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $           --   $      193,632    $           22    $           --   $           --
Charges from Allstate Life Insurance Company
  of New York:
    Mortality and expense risk                        (39,503)         (82,562)          (16,636)          (68,174)        (107,659)
    Administrative expense                             (3,497)          (7,314)           (1,509)           (6,186)          (8,706)
                                               --------------   --------------    --------------    --------------   --------------

      Net investment income (loss)                    (43,000)         103,756           (18,123)          (74,360)        (116,365)

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                               994,383        1,457,085           428,955         1,185,166        1,483,601
    Cost of investments sold                        1,493,939        1,780,536           483,565         1,718,060        2,256,286
                                               --------------   --------------    --------------    --------------   --------------

      Realized gains (losses) on fund shares         (499,556)        (323,451)          (54,610)         (532,894)        (772,685)

Realized gain distributions                                --               --                --                --               --
                                               --------------   --------------    --------------    --------------   --------------

      Net realized gains (losses)                    (499,556)        (323,451)          (54,610)         (532,894)        (772,685)

Change in unrealized gains (losses)                  (441,435)      (1,270,366)         (373,308)       (1,443,205)      (1,745,993)
                                               --------------   --------------    --------------    --------------   --------------

      Net realized and unrealized gains
         (losses) on investments                     (940,991)      (1,593,817)         (427,918)       (1,976,099)      (2,518,678)
                                               --------------   --------------    --------------    --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             $     (983,991)  $   (1,490,061)   $     (446,041)   $   (2,050,459)  $   (2,635,043)
                                               ==============   ==============    ==============    ==============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                                   AIM Variable Insurance Funds Sub-Accounts
                                               ------------------------------------------------------------------------------------

                                                  AIM V. I.                          AIM V. I.        AIM V. I.         AIM V. I.
                                                   Capital          AIM V. I.          Dent          Diversified         Global
                                                 Development    Core Equity (a)    Demographics         Income          Utilities
                                               --------------   --------------    --------------    --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $           --   $        40,649   $           --    $      276,412   $       50,485
Charges from Allstate Life Insurance Company
  of New York:
    Mortality and expense risk                        (11,352)         (161,981)         (17,326)          (43,845)         (20,360)
    Administrative expense                             (1,028)          (12,994)          (1,548)           (3,576)          (1,693)
                                               --------------   ---------------   --------------    --------------   --------------

      Net investment income (loss)                    (12,380)         (134,326)         (18,874)          228,991           28,432

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                               247,195         2,898,709          414,212         1,114,714          501,349
    Cost of investments sold                          303,044         3,890,607          729,592         1,219,851          832,840
                                               --------------   ---------------   --------------    --------------   --------------

      Realized gains (losses) on fund shares          (55,849)         (991,898)        (315,380)         (105,137)        (331,491)

Realized gain distributions                                --                --               --                --                1
                                               --------------   ---------------   --------------    --------------   --------------

      Net realized gains (losses)                     (55,849)         (991,898)        (315,380)         (105,137)        (331,490)

Change in unrealized gains (losses)                  (201,194)       (1,333,528)        (309,254)          (94,362)        (263,760)
                                               --------------   ---------------   --------------    --------------   --------------

      Net realized and unrealized gains
          (losses) on investments                    (257,043)       (2,325,426)        (624,634)         (199,499)        (595,250)
                                               --------------   ---------------   --------------    --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             $     (269,423)  $    (2,459,752)  $     (643,508)   $       29,492   $     (566,818)
                                               ==============   ===============   ==============    ==============   ==============

(a) Previously known as AIM V. I. Growth and Income

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------

                                                               AIM Variable Insurance Funds Sub-Accounts
                                               -----------------------------------------------------------------------

                                                AIM V. I.                     AIM V. I.      AIM V. I.      AIM V. I.
                                               Government      AIM V. I.        High       International  Mid Cap Core
                                               Securities       Growth          Yield        Growth (b)    Equity (c)
                                               -----------    -----------    -----------   -------------  ------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $   174,266    $        --    $        --    $    24,475   $         --
Charges from Allstate Life Insurance Company
  of New York:
    Mortality and expense risk                     (86,083)       (75,594)       (10,543)       (52,269)        (5,517)
    Administrative expense                          (7,499)        (6,107)          (925)        (4,219)          (468)
                                               -----------    -----------    -----------   -------------  ------------

      Net investment income (loss)                  80,684        (81,701)       (11,468)       (32,013)        (5,985)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                          1,869,272      1,135,026        307,158      1,125,550        172,601
    Cost of investments sold                     1,791,350      2,194,214        369,189      1,492,547        187,031
                                               -----------    -----------    -----------   -------------  ------------

      Realized gains (losses) on fund shares        77,922     (1,059,188)       (62,031)      (366,997)       (14,430)

Realized gain distributions                             --             --             --             --             --
                                               -----------    -----------    -----------   -------------  ------------

      Net realized gains (losses)                   77,922     (1,059,188)       (62,031)      (366,997)       (14,430)

Change in unrealized gains (losses)                448,447     (1,310,865)         3,551       (375,727)       (77,355)
                                               -----------    -----------    -----------   -------------  ------------

      Net realized and unrealized gains
       (losses) on investments                     526,369     (2,370,053)       (58,480)      (742,724)       (91,785)
                                               -----------    -----------    -----------   -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             $   607,053    $(2,451,754)   $   (69,948)   $  (774,737)  $    (97,770)
                                               ===========    ===========    ===========   =============  ============

(b) Previously known as AIM V. I. International Equity

(c) Previously known as AIM V. I. Mid Cap Equity

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-------------------------------------------------------------------------------------------------------------------------

                                                                                            AIM Variable Insurance Funds
                                               AIM Variable Insurance Funds Sub-Accounts       Series II Sub-Accounts
                                               -----------------------------------------   ------------------------------

                                                AIM V. I.      AIM V. I.      AIM V. I.      AIM V. I.
                                                  Money           New          Premier       Aggressive      AIM V. I.
                                                 Market        Technology     Equity (d)   Growth II (e)  Balanced II (e)
                                               -----------    -----------    -----------   -------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $    58,655    $        --    $    61,886   $         --    $        1,757
Charges from Allstate Life Insurance Company
  of New York:
    Mortality and expense risk                     (57,031)       (11,903)      (239,242)            (8)             (182)
    Administrative expense                          (4,871)        (1,066)       (19,297)            (1)              (12)
                                               -----------    -----------    -----------   -------------  ---------------

      Net investment income (loss)                  (3,247)       (12,969)      (196,653)            (9)            1,563

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                          3,130,227        317,840      4,075,927         20,840               461
    Cost of investments sold                     3,130,227      1,068,007      6,219,206         20,096               454
                                               -----------    -----------    -----------   -------------  ---------------

      Realized gains (losses) on fund shares            --       (750,167)    (2,143,279)           744                 7

Realized gain distributions                             --              1             --             --                --
                                               -----------    -----------    -----------   -------------  ---------------

      Net realized gains (losses)                       --       (750,166)    (2,143,279)           744                 7

Change in unrealized gains (losses)                     --         63,286     (5,326,623)           (45)           (1,955)
                                               -----------    -----------    -----------   -------------  ---------------

      Net realized and unrealized gains
        (losses) on investments                         --       (686,880)    (7,469,902)           699            (1,948)
                                               -----------    -----------    -----------   -------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                              $    (3,247)   $  (699,849)   $(7,666,555)   $       690    $         (385)
                                               ===========    ===========    ===========   =============  ===============

(d) Previously known as AIM V. I. Value

(e) For the period beginning June 3, 2002 and ending December 31, 2002

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                               AIM Variable Insurance Funds Series II Sub-Accounts
                                              -------------------------------------------------------------------------------------

                                                AIM V. I.     AIM V. I.        AIM V. I.            AIM V. I.          AIM V. I.
                                                  Basic         Blue            Capital              Capital             Core
                                              Value II (e)   Chip II (e)   Appreciation II (e)   Development II (e)   Equity II (e)
                                              ------------   -----------   -------------------  -------------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                     $          1   $        --   $                --  $                --  $           94
Charges from Allstate Life Insurance Company
  of New York:
    Mortality and expense risk                        (166)         (102)                   (5)                  (3)            (91)
    Administrative expense                             (12)           (7)                   --                   --              (6)
                                              ------------   -----------   -------------------  -------------------  --------------

      Net investment income (loss)                    (177)         (109)                   (5)                  (3)             (3)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                425           341                     4                    2             647
    Cost of investments sold                           417           333                     4                    2             632
                                              ------------   -----------   -------------------  -------------------  --------------

      Realized gains (losses) on fund shares             8             8                    --                   --              15

Realized gain distributions                             --            --                    --                   --              --
                                              ------------   -----------   -------------------  -------------------  --------------

      Net realized gains (losses)                        8             8                    --                   --              15

Change in unrealized gains (losses)                   (270)       (1,260)                 (166)                 (48)            687
                                              ------------   -----------   -------------------  -------------------  --------------

      Net realized and unrealized gains
        (losses) on investments                       (262)       (1,252)                 (166)                 (48)            702
                                              ------------   -----------   -------------------  -------------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                             $       (439)  $    (1,361)  $              (171) $               (51) $          699
                                              ============   ===========   ===================  ===================  ==============

(e) For the period beginning June 3, 2002 and ending December 31, 2002

    See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------------

                                                              AIM Variable Insurance Funds Series II Sub-Accounts
                                               -----------------------------------------------------------------------------------

                                               AIM V. I. Dent    AIM V. I.        AIM V. I.         AIM V. I.
                                                Demographics    Diversified         Global          Government         AIM V. I.
                                                      II (e)   Income II (e)   Utilities II (e)  Securities II (e)   Growth II (e)
                                               --------------  -------------   ----------------  -----------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $           --  $       3,482   $            784  $          22,937   $          --
Charges from Allstate Life Insurance Company
  of New York:
    Mortality and expense risk                            (26)          (126)               (49)            (4,673)            (10)
    Administrative expense                                 (2)            (9)                (4)              (333)             (1)
                                               --------------  -------------   ----------------  -----------------   -------------

      Net investment income (loss)                        (28)         3,347                731             17,931             (11)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                    25            511                328              4,896               8
    Cost of investments sold                               26            511                320              4,865               9
                                               --------------  -------------   ----------------  -----------------   -------------

      Realized gains (losses) on fund shares               (1)            --                  8                 31              (1)

Realized gain distributions                                --             --                 --                 --              --
                                               --------------  -------------   ----------------  -----------------   -------------

      Net realized gains (losses)                          (1)            --                  8                 31              (1)

Change in unrealized gains (losses)                      (375)        (1,565)               419              9,371            (304)
                                               --------------  -------------   ----------------  -----------------   -------------

      Net realized and unrealized gains
        (losses) on investments                          (376)        (1,565)               427              9,402            (305)
                                               --------------  -------------   ----------------  -----------------   -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             $         (404) $       1,782   $          1,158  $          27,333   $        (316)
                                               ==============  =============   ================  =================   =============

(e) For the period beginning June 3, 2002 and ending December 31, 2002

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                                 AIM Variable Insurance Funds Series II Sub-Accounts
                                               ------------------------------------------------------------------------------------

                                                                     AIM V. I.     AIM V. I.       AIM V. I.
                                                   AIM V. I.      International  Mid Cap Core        Money          AIM V. I. New
                                               High Yield II (e)  Growth II (e)  Equity II (e)    Market II (e)   Technology II (e)
                                               -----------------  -------------  -------------   --------------   -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $              --  $          12  $          --   $          326   $              --
Charges from Allstate Life Insurance Company
 of New York:
    Mortality and expense risk                               (18)            (6)           (27)            (652)                 --
    Administrative expense                                    (1)            --             (2)             (45)                 --
                                               -----------------  -------------  -------------   --------------   -----------------

      Net investment income (loss)                           (19)             6            (29)            (371)                 --

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                       16              5             24              808                  --
    Cost of investments sold                                  16              6             25              808                  --
                                               -----------------  -------------  -------------   --------------   -----------------

      Realized gains (losses) on fund shares                  --             (1)            (1)              --                  --

Realized gain distributions                                   --             --             --               --                  --
                                               -----------------  -------------  -------------   --------------   -----------------

      Net realized gains (losses)                             --             (1)            (1)              --                  --

Change in unrealized gains (losses)                          287            (39)            (2)              --                  (2)
                                               -----------------  -------------  -------------   --------------   -----------------

      Net realized and unrealized gains
        (losses) on investments                              287            (40)            (3)              --                  (2)
                                               -----------------  -------------  -------------   --------------   -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                              $             268  $         (34) $         (32)  $         (371)  $              (2)
                                               =================  =============  =============   ==============   =================

(e) For the period beginning June 3, 2002 and ending December 31, 2002

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-------------------------------------------------------------------------------------------------------------------------------

                                                AIM Variable                                  Dreyfus Socially
                                              Insurance Funds                                    Responsible      Dreyfus Stock
                                                 Series II         Delaware Group Premium     Growth Fund, Inc.    Index Fund
                                               Sub-Accounts        Fund, Inc. Sub-Accounts       Sub-Account       Sub-Account
                                              ---------------   ---------------------------   -----------------   -------------

                                                 AIM V. I.        Delaware                    Dreyfus Socially
                                                  Premier       VIP GP Small     Delaware        Responsible      Dreyfus Stock
                                               Equity II (e)     Cap Value     VIP GP Trend        Growth          Index Fund
                                              ---------------   ------------   ------------   -----------------   ------------
NET INVESTMENT INCOME (LOSS)
Dividends                                     $            38   $     14,808   $         --   $             518   $      43,069
Charges from Allstate Life Insurance Company
 of New York:
    Mortality and expense risk                            (25)       (13,399)        (3,710)             (2,458)        (31,396)
    Administrative expense                                 (2)        (1,159)          (321)               (213)         (2,716)
                                              ---------------   ------------   ------------   -----------------   -------------

      Net investment income (loss)                         11            250         (4,031)             (2,153)          8,957

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                    25         73,540         72,336              36,766          91,867
    Cost of investments sold                               26         74,471         87,799              53,972         117,233
                                              ---------------   ------------   ------------   -----------------   -------------

      Realized gains (losses) on fund shares               (1)          (931)       (15,463)            (17,206)        (25,366)

Realized gain distributions                                --             --             --                  --              --
                                              ---------------   ------------   ------------   -----------------   -------------

      Net realized gains (losses)                          (1)          (931)       (15,463)            (17,206)        (25,366)

Change in unrealized gains (losses)                      (308)      (132,583)       (46,702)            (56,834)       (681,992)
                                              ---------------   ------------   ------------   -----------------   -------------

      Net realized and unrealized gains
        (losses) on investments                          (309)      (133,514)       (62,165)            (74,040)       (707,358)
                                              ---------------   ------------   ------------   -----------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                             $          (298)  $   (133,264)  $    (66,196)  $         (76,193)  $    (698,401)
                                              ===============   ============   ============   =================   =============

(e) For the period beginning June 3, 2002 and ending December 31, 2002

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Fidelity Variable Insurance
                                                Dreyfus Variable Investment Fund Sub-Accounts      Products Fund Sub-Accounts
                                                ---------------------------------------------   --------------------------------

                                                 VIF Capital    VIF Growth &     VIF Money                          VIP Equity-
                                                Appreciation      Income           Market        VIP Contrafund       Income
                                                ------------   -------------   --------------   ----------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                       $      7,120   $           1   $           --   $          5,857   $      17,443
Charges from Allstate Life Insurance Company
 of New York:
    Mortality and expense risk                        (5,135)             --               --            (14,533)        (23,282)
    Administrative expense                              (444)             --               --             (1,257)         (2,014)
                                                ------------   -------------   --------------   ----------------   -------------

      Net investment income (loss)                     1,541               1               --             (9,933)         (7,853)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                               37,632              --                1            142,734         173,664
    Cost of investments sold                          42,325               1                1            155,913         199,257
                                                ------------   -------------   --------------   ----------------   -------------

      Realized gains (losses) on fund shares          (4,693)             (1)              --            (13,179)        (25,593)

Realized gain distributions                               --              --               --                 --          23,742
                                                ------------   -------------   --------------   ----------------   -------------

      Net realized gains (losses)                     (4,693)             (1)              --            (13,179)         (1,851)

Change in unrealized gains (losses)                  (90,603)            (21)              --           (135,782)       (422,608)
                                                ------------   -------------   --------------   ----------------   -------------

      Net realized and unrealized gains
        (losses) on investments                      (95,296)            (22)              --           (148,961)       (424,459)
                                                ------------   -------------   --------------   ----------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                               $    (93,755)  $         (21)  $           --   $       (158,894)  $    (432,312)
                                                ============   =============   ==============   ================   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------

                                                            Fidelity Variable Insurance Products Fund Sub-Accounts
                                                ----------------------------------------------------------------------------

                                                                VIP Growth       VIP High          VIP        VIP Investment
                                                 VIP Growth    Opportunities      Income        Index 500       Grade Bond
                                                ------------   -------------   ------------   -------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                       $      3,241   $       1,882   $     15,755   $       6,304   $       14,632
Charges from Allstate Life Insurance Company
 of New York:
    Mortality and expense risk                       (23,205)         (2,958)        (2,548)        (10,793)         (13,252)
    Administrative expense                            (2,007)           (256)          (221)           (934)          (1,146)
                                                ------------   -------------   ------------   -------------   --------------

      Net investment income (loss)                   (21,971)         (1,332)        12,986          (5,423)             234

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                              211,030          27,369          6,986         167,807           94,022
    Cost of investments sold                         275,891          32,947          7,679         190,272           91,181
                                                ------------   -------------   ------------   -------------   --------------

      Realized gains (losses) on fund shares         (64,861)         (5,578)          (693)        (22,465)           2,841

Realized gain distributions                               --              --             --              --               --
                                                ------------   -------------   ------------   -------------   --------------

      Net realized gains (losses)                    (64,861)         (5,578)          (693)        (22,465)           2,841

Change in unrealized gains (losses)                 (660,322)        (59,978)        (2,046)       (211,973)         109,430
                                                ------------   -------------   ------------   -------------   --------------

      Net realized and unrealized gains
        (losses) on investments                     (725,183)        (65,556)        (2,739)       (234,438)         112,271
                                                ------------   -------------   ------------   -------------   --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                               $   (747,154)  $     (66,888)  $     10,247   $    (239,861)  $      112,505
                                                ============   =============   ============   =============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                              Fidelity Variable
                                                  Insurance                                                         Goldman Sachs
                                                Products Fund          Franklin Templeton Variable Insurance      Variable Insurance
                                                 Sub-Accounts               Products Trust Sub-Accounts           Trust Sub-Account
                                              -----------------   ----------------------------------------------  ------------------

                                                                                                     Templeton         VIT CORE
                                                                  Mutual Shares    Templeton           Foreign        Small Cap
                                                 VIP Overseas      Securities    Asset Strategy   Securities (f)        Equity
                                              -----------------   -------------  --------------   --------------  ------------------
NET INVESTMENT INCOME (LOSS)
Dividends                                     $           2,953   $          --  $        3,890   $        8,976  $              --
Charges from Allstate Life Insurance Company
 of New York:
    Mortality and expense risk                           (6,300)             --          (2,418)          (6,830)                --
    Administrative expense                                 (545)             --            (209)            (591)                --
                                              -----------------   -------------  --------------   --------------  -----------------

      Net investment income (loss)                       (3,892)             --           1,263            1,555                 --

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:

    Proceeds from sales                                  77,577              --         125,060           50,436                 --
    Cost of investments sold                             91,559              --         134,678           63,870                  1
                                              -----------------   -------------  --------------   --------------  -----------------

      Realized gains (losses) on fund shares            (13,982)             --          (9,618)         (13,434)                (1)

Realized gain distributions                                  --              --              --               --                 --
                                              -----------------   -------------  --------------   --------------  -----------------

      Net realized gains (losses)                       (13,982)             --          (9,618)         (13,434)                (1)

Change in unrealized gains (losses)                    (116,766)              3          (6,584)        (132,620)               (13)
                                              -----------------   -------------  --------------   --------------  -----------------

      Net realized and unrealized gains
        (losses) on investments                        (130,748)              3         (16,202)        (146,054)               (14)
                                              -----------------   -------------  --------------   --------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                             $        (134,640)  $           3  $      (14,939)  $     (144,499)  $            (14)
                                              =================   =============  ==============   ==============  =================

(f) Previously known as Templeton International Securities

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------------------------------------------------

                                                         HSBC Variable Insurance                 MFS Variable Insurance
                                                            Funds Sub-Accounts                     Trust Sub-Accounts
                                                -------------------------------------------   ----------------------------

                                                                                  HSBC VI
                                                HSBC VI Cash   HSBC VI Fixed      Growth                     MFS Emerging
                                                 Management       Income         & Income       MFS Bond        Growth
                                                ------------   -------------   ------------   ------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                       $     15,972   $      33,858   $      4,726   $     40,222   $          --
Charges from Allstate Life Insurance Company
 of New York:
    Mortality and expense risk                       (23,073)        (13,210)       (19,761)        (9,216)             --
    Administrative expense                            (1,996)         (1,143)        (1,709)          (797)             --
                                                ------------   -------------   ------------   ------------   -------------

      Net investment income (loss)                    (9,097)         19,505        (16,744)        30,209              --

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                              734,686         169,488        127,551         71,671              --
    Cost of investments sold                         734,686         164,072        162,959         71,978               1
                                                ------------   -------------   ------------   ------------   -------------

      Realized gains (losses) on fund shares              --           5,416        (35,408)          (307)             (1)

Realized gain distributions                               --              --             --             --              --
                                                ------------   -------------   ------------   ------------   -------------

      Net realized gains (losses)                         --           5,416        (35,408)          (307)             (1)

Change in unrealized gains (losses)                       --          78,375       (467,722)        42,389             (25)
                                                ------------   -------------   ------------   ------------   -------------

      Net realized and unrealized gains
        (losses) on investments                           --          83,791       (503,130)        42,082             (26)
                                                ------------   -------------   ------------   ------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                               $     (9,097)  $     103,296   $   (519,874)  $     72,291   $         (26)
                                                ============   =============   ============   ============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------

                                                                                               Oppenheimer Variable Account
                                                MFS Variable Insurance Trust Sub-Accounts           Funds Sub-Accounts
                                                --------------------------------------------   -----------------------------

                                                                                                Oppenheimer
                                                  MFS High     MFS Investors      MFS New        Aggressive     Oppenheimer
                                                   Income          Trust         Discovery         Growth           Bond
                                                ------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                       $      7,326   $       1,884   $          --   $       6,072   $      42,397
Charges from Allstate Life Insurance Company
 of New York:
    Mortality and expense risk                        (1,139)         (4,278)         (3,410)        (12,600)         (9,282)
    Administrative expense                               (99)           (370)           (295)         (1,090)           (803)
                                                ------------   -------------   -------------   -------------   -------------

      Net investment income (loss)                     6,088          (2,764)         (3,705)         (7,618)         32,312

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                               82,998         106,597          62,459          77,158         166,038
    Cost of investments sold                          89,089         123,425          76,153         104,064         167,743
                                                ------------   -------------   -------------   -------------   -------------

      Realized gains (losses) on fund shares          (6,091)        (16,828)        (13,694)        (26,906)         (1,705)

Realized gain distributions                               --              --              --              --              --
                                                ------------   -------------   -------------   -------------   -------------

      Net realized gains (losses)                     (6,091)        (16,828)        (13,694)        (26,906)         (1,705)

Change in unrealized gains (losses)                     (106)        (75,624)        (95,486)       (321,148)         39,178
                                                ------------   -------------   -------------   -------------   -------------

      Net realized and unrealized gains
        (losses) on investments                       (6,197)        (92,452)       (109,180)       (348,054)         37,473
                                                ------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                               $       (109)  $     (95,216)  $    (112,885)  $    (355,672)  $      69,785
                                                ============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------

                                                              Oppenheimer Variable Account Funds Sub-Accounts
                                                ----------------------------------------------------------------------------

                                                                                                Oppenheimer     Oppenheimer
                                                 Oppenheimer    Oppenheimer     Oppenheimer     Main Street     Main Street
                                                   Capital         Global           High          Growth &       Small Cap
                                                Appreciation     Securities        Income          Income          Growth
                                                ------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                       $      4,891   $       1,942   $      31,368   $      11,931   $          --
Charges from Allstate Life Insurance Company
 of New York:
    Mortality and expense risk                       (11,017)         (5,490)         (4,152)        (24,980)         (4,517)
    Administrative expense                              (953)           (475)           (359)         (2,160)           (391)
                                                ------------   -------------   -------------   -------------   -------------

      Net investment income (loss)                    (7,079)         (4,023)         26,857         (15,209)         (4,908)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                               91,455          39,537          45,351         188,324          57,857
    Cost of investments sold                         126,729          48,676          50,769         222,872          63,379
                                                ------------   -------------   -------------   -------------   -------------

      Realized gains (losses) on fund shares         (35,274)         (9,139)         (5,418)        (34,548)         (5,522)

Realized gain distributions                               --              --              --              --              --
                                                ------------   -------------   -------------   -------------   -------------

      Net realized gains (losses)                    (35,274)         (9,139)         (5,418)        (34,548)         (5,522)

Change in unrealized gains (losses)                 (270,053)       (126,453)        (33,546)       (453,939)        (73,334)
                                                ------------   -------------   -------------   -------------   -------------

      Net realized and unrealized gains
        (losses) on investments                     (305,327)       (135,592)        (38,964)       (488,487)        (78,856)
                                                ------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                               $   (312,406)  $    (139,615)  $     (12,107)  $    (503,696)  $     (83,764)
                                                ============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-------------------------------------------------------------------------------------------------------------------------------

                                                Oppenheimer
                                                  Variable
                                                Account Funds
                                                Sub-Accounts                  Putnam Variable Trust Sub-Accounts
                                                -------------  ----------------------------------------------------------------

                                                 Oppenheimer    VT American       VT Asia
                                                  Strategic     Government        Pacific         VT Capital     VT Diversified
                                                    Bond          Income         Growth (g)      Appreciation        Income
                                                -------------  -------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                       $      98,719  $     149,461   $           --   $          856   $      651,933
Charges from Allstate Life Insurance Company
 of New York:
    Mortality and expense risk                        (20,384)      (101,580)          (2,812)          (8,819)        (102,875)
    Administrative expense                             (1,763)            --               --               --               --
                                                -------------  -------------   --------------   --------------   --------------

      Net investment income (loss)                     76,572         47,881           (2,812)          (7,963)         549,058

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                               249,824      1,625,325        9,033,171          228,811        1,127,563
    Cost of investments sold                          254,764      1,569,832        9,137,522          290,333        1,213,775
                                                -------------  -------------   --------------   --------------   --------------

      Realized gains (losses) on fund shares           (4,940)        55,493         (104,351)         (61,522)         (86,212)

Realized gain distributions                                --             --               --               --               --
                                                -------------  -------------   --------------   --------------   --------------

      Net realized gains (losses)                      (4,940)        55,493         (104,351)         (61,522)         (86,212)

Change in unrealized gains (losses)                    48,667        470,059          140,808         (130,988)        (110,662)
                                                -------------  -------------   --------------   --------------   --------------

      Net realized and unrealized gains
        (losses) on investments                        43,727        525,552           36,457         (192,510)        (196,874)
                                                -------------  -------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                               $     120,299  $     573,433   $       33,645   $     (200,473)  $      352,184
                                                =============  =============   ==============   ==============   ==============

(g) For the Period Beginning January 1, 2002 and Ended October 11, 2002

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------

                                                                    Putnam Variable Trust Sub-Accounts
                                               -------------------------------------------------------------------------------

                                               VT The George     VT Global
                                                Putnam Fund        Asset         VT Global        VT Growth        VT Growth
                                                of Boston        Allocation      Equity (h)       and Income     Opportunities
                                               -------------   -------------   --------------   --------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $     209,488   $      32,056   $        3,932   $      570,243   $          --
Charges from Allstate Life Insurance Company
 of New York:
    Mortality and expense risk                      (124,611)        (20,235)         (82,464)        (489,188)        (33,751)
    Administrative expense                                --              --               --               --              --
                                               -------------   -------------   --------------   --------------   -------------

      Net investment income (loss)                    84,877          11,821          (78,532)          81,055         (33,751)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                            1,162,563         806,979       21,451,870        3,374,631         712,968
    Cost of investments sold                       1,264,339         946,495       22,518,540        4,283,905       1,422,645
                                               -------------   -------------   --------------   --------------   -------------

      Realized gains (losses) on fund shares        (101,776)       (139,516)      (1,066,670)        (909,274)       (709,677)

Realized gain distributions                               --              --               --          214,284              --
                                               -------------   -------------   --------------   --------------   -------------

      Net realized gains (losses)                   (101,776)       (139,516)      (1,066,670)        (694,990)       (709,677)

Change in unrealized gains (losses)               (1,022,019)       (103,220)        (475,468)      (8,360,574)       (283,633)
                                               -------------   -------------   --------------   --------------   -------------

      Net realized and unrealized gains
        (losses) on investments                   (1,123,795)       (242,736)      (1,542,138)      (9,055,564)       (993,310)
                                               -------------   -------------   --------------   --------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                              $  (1,038,918)  $    (230,915)  $   (1,620,670)  $   (8,974,509)  $  (1,027,061)
                                               =============   =============   ==============   ==============   =============

(h) Previously known as Global Growth

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                                       Putnam Variable Trust Sub-Accounts
                                                -----------------------------------------------------------------------------------

                                                                                                                   VT International
                                                  VT Health       VT High                        VT International     Growth and
                                                  Sciences          Yield         VT Income           Growth            Income
                                                ------------   ------------   ----------------   ----------------  ----------------
NET INVESTMENT INCOME (LOSS)
Dividends                                       $         --   $    488,033   $        667,094   $         80,737  $         11,683
Charges from Allstate Life Insurance Company
 of New York:
    Mortality and expense risk                       (86,848)       (53,536)          (190,518)          (128,625)          (32,011)
    Administrative expense                                --             --                 --                 --                --
                                                ------------   ------------   ----------------   ----------------  ----------------

      Net investment income (loss)                   (86,848)       434,497            476,576            (47,888)          (20,328)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                            1,226,585        616,322          1,427,416         24,434,252        17,959,822
    Cost of investments sold                       1,609,047        729,335          1,424,210         25,522,554        17,878,015
                                                ------------   ------------   ----------------   ----------------  ----------------

      Realized gains (losses) on fund shares        (382,462)      (113,013)             3,206         (1,088,302)           81,807

Realized gain distributions                               --             --                 --                 --                --
                                                ------------   ------------   ----------------   ----------------  ----------------

      Net realized gains (losses)                   (382,462)      (113,013)             3,206         (1,088,302)           81,807

Change in unrealized gains (losses)               (1,298,547)      (425,032)           482,626           (638,125)         (177,522)
                                                ------------   ------------   ----------------   ----------------  ----------------

      Net realized and unrealized gains
        (losses) on investments                   (1,681,009)      (538,045)           485,832         (1,726,427)          (95,715)
                                                ------------   ------------   ----------------   ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                               $ (1,767,857)  $   (103,548)  $        962,408   $     (1,774,315) $       (116,043)
                                                ============   ============   ================   ================  ================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------------

                                                                      Putnam Variable Trust Sub-Accounts
                                              ------------------------------------------------------------------------------------

                                              VT International
                                                     New                             VT Money          VT New           VT New
                                               Opportunities      VT Investors        Market       Opportunities        Value
                                              ----------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                     $         14,593   $       24,704   $      154,812   $           --   $       46,090
Charges from Allstate Life Insurance Company
 of New York:
    Mortality and expense risk                         (31,515)        (202,741)        (175,957)        (154,571)         (70,435)
    Administrative expense                                  --               --               --               --               --
                                              ----------------   --------------   --------------   --------------   --------------

      Net investment income (loss)                     (16,922)        (178,037)         (21,145)        (154,571)         (24,345)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                             19,590,579        2,155,962       98,402,070        1,746,889          894,917
    Cost of investments sold                        19,774,568        3,559,511       98,402,070        4,089,717        1,069,060
                                              ----------------   --------------   --------------   --------------   --------------

      Realized gains (losses) on fund shares          (183,989)      (1,403,549)              --       (2,342,828)        (174,143)

Realized gain distributions                                 --               --               --               --          155,708
                                              ----------------   --------------   --------------   --------------   --------------

      Net realized gains (losses)                     (183,989)      (1,403,549)              --       (2,342,828)         (18,435)

Change in unrealized gains (losses)                     35,115       (3,210,257)              --       (2,309,747)      (1,074,247)
                                              ----------------   --------------   --------------   --------------   --------------

      Net realized and unrealized gains
        (losses) on investments                       (148,874)      (4,613,806)              --       (4,652,575)      (1,092,682)
                                              ----------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                            $       (165,796)  $   (4,791,843)  $      (21,145)  $   (4,807,146)  $   (1,117,027)
                                              ================   ==============   ==============   ==============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002
-----------------------------------------------------------------------------------------------------------------------------

                                                                   Putnam Variable Trust Sub-Accounts
                                              -------------------------------------------------------------------------------

                                                VT OTC &                                                        VT Utilities
                                                Emerging                      VT Small Cap          VT            Growth
                                                 Growth        VT Research        Value        Technology(g)    and Income
                                              --------------  -------------  --------------   ---------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                     $           --  $      35,640  $       11,063   $            --  $      129,356
Charges from Allstate Life Insurance Company
 of New York:
    Mortality and expense risk                       (29,936)       (83,671)        (75,629)           (7,856)        (46,136)
    Administrative expense                                --             --              --                --              --
                                              --------------  -------------  --------------   ---------------  --------------

      Net investment income (loss)                   (29,936)       (48,031)        (64,566)           (7,856)         83,220

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                              433,038        758,418         939,558         1,081,960         785,725
    Cost of investments sold                       1,232,204      1,123,302         977,431         1,869,691       1,205,372
                                              --------------  -------------  --------------   ---------------  --------------

      Realized gains (losses) on fund shares        (799,166)      (364,884)        (37,873)         (787,731)       (419,647)

Realized gain distributions                               --             --          54,130                --              --
                                              --------------  -------------  --------------   ---------------  --------------

      Net realized gains (losses)                   (799,166)      (364,884)         16,257          (787,731)       (419,647)

Change in unrealized gains (losses)                 (169,251)    (1,412,243)     (1,383,462)          337,975        (813,800)
                                              --------------  -------------  --------------   ---------------  --------------

      Net realized and unrealized gains
          (losses) on investments                   (968,417)    (1,777,127)     (1,367,205)         (449,756)     (1,233,447)
                                              --------------  -------------  --------------   ---------------  --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                           $     (998,353) $  (1,825,158) $   (1,431,771)  $      (457,612) $   (1,150,227)
                                              ==============  =============  ==============   ===============  ==============

(g) For the Period Beginning January 1, 2002 and Ended October 11, 2002

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                 Scudder Variable Series I
                                                   Putnam Variable Trust Sub-Accounts                  Sub-Accounts
                                              ---------------------------------------------    ------------------------------

                                                                                               21st Century
                                                VT Vista       VT Voyager     VT Voyager II       Growth         Balanced
                                              --------------  -------------  --------------   ---------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                     $           --  $     138,854  $           --   $            --  $           80
Charges from Allstate Life Insurance Company
  of New York:
    Mortality and expense risk                       (75,580)      (275,489)         (9,325)              (24)            (36)
    Administrative expense                                --             --              --               (16)            (22)
                                              --------------  -------------  --------------   ---------------  --------------

      Net investment income (loss)                   (75,580)      (136,635)         (9,325)              (40)             22

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                            1,049,806      2,890,246         142,518                35             357
    Cost of investments sold                       2,080,012      5,597,521         173,693                59             365
                                              --------------  -------------  --------------   ---------------  --------------

      Realized gains (losses) on fund shares      (1,030,206)    (2,707,275)        (31,175)              (24)             (8)

Realized gain distributions                               --             --              --                --              --
                                              --------------  -------------  --------------   ---------------  --------------

      Net realized gains (losses)                 (1,030,206)    (2,707,275)        (31,175)              (24)             (8)

Change in unrealized gains (losses)               (1,271,269)    (4,378,666)       (163,350)           (2,738)         (1,236)
                                              --------------  -------------  --------------   ---------------  --------------

      Net realized and unrealized gains
          (losses) on investments                 (2,301,475)    (7,085,941)       (194,525)           (2,762)         (1,244)
                                              --------------  -------------  --------------   ---------------  --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                           $   (2,377,055) $  (7,222,576) $     (203,850)  $        (2,802) $       (1,222)
                                              ==============  =============  ==============   ===============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002
-----------------------------------------------------------------------------------------------------------------------------

                                                                 Scudder Variable Series I Sub-Accounts
                                              -------------------------------------------------------------------------------

                                                                 Capital         Global           Growth
                                                  Bond           Growth         Discovery       and Income     International
                                              --------------  -------------  --------------   ---------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                     $          494  $           4  $           --   $            59  $           35
Charges from Allstate Life Insurance Company
  of New York:
    Mortality and expense risk                           (56)           (15)            (15)              (47)            (26)
    Administrative expense                               (37)            (9)             (9)              (31)            (17)
                                              --------------  -------------  --------------   ---------------  --------------

      Net investment income (loss)                       401            (20)            (24)              (19)             (8)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                   89             22              22               371              39
    Cost of investments sold                              90             28              28               395              62
                                              --------------  -------------  --------------   ---------------  --------------

      Realized gains (losses) on fund shares              (1)            (6)             (6)              (24)            (23)

Realized gain distributions                               --             --              --                --              --
                                              --------------  -------------  --------------   ---------------  --------------

      Net realized gains (losses)                         (1)            (6)             (6)              (24)            (23)

Change in unrealized gains (losses)                      495         (1,038)           (866)           (2,889)         (1,328)
                                              --------------  -------------  --------------   ---------------  --------------

      Net realized and unrealized gains
          (losses) on investments                        494         (1,044)           (872)           (2,913)         (1,351)
                                              --------------  -------------  --------------   ---------------  --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                           $          895  $      (1,064) $         (896)  $        (2,932) $       (1,359)
                                              ==============  =============  ==============   ===============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002
--------------------------------------------------------------------------------------------------------------------------------

                                              Scudder Variable
                                                 Series II
                                               Sub-Account               Van Kampen Life Investment Trust Sub-Accounts
                                              -----------------  ---------------------------------------------------------------

                                                                       LIT       LIT Domestic     LIT Emerging        LIT
                                                    Growth          Comstock       Income (i)        Growth        Government(j)
                                              -----------------  -------------  --------------   ---------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                     $              --  $       4,200  $       13,783   $         1,379  $           --
Charges from Allstate Life Insurance Company
  of New York:
    Mortality and expense risk                              (12)        (8,616)           (578)           (5,037)         (2,338)
    Administrative expense                                   (9)          (745)            (50)             (436)           (202)
                                              -----------------  -------------  --------------   ---------------  --------------

      Net investment income (loss)                          (21)        (5,161)         13,155            (4,094)         (2,540)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                      18         74,083         252,267            96,958          94,658
    Cost of investments sold                                 26         96,092         265,486           129,247          90,378
                                              -----------------  -------------  --------------   ---------------  --------------

      Realized gains (losses) on fund shares                 (8)       (22,009)        (13,219)          (32,289)          4,280

Realized gain distributions                                  --          4,801              --                --              --
                                              -----------------  -------------  --------------   ---------------  --------------

      Net realized gains (losses)                            (8)       (17,208)        (13,219)          (32,289)          4,280

Change in unrealized gains (losses)                      (1,057)      (164,779)           (662)         (145,513)         16,487
                                              -----------------  -------------  --------------   ---------------  --------------

      Net realized and unrealized gains
          (losses) on investments                        (1,065)      (181,987)        (13,881)         (177,802)         20,767
                                              -----------------  -------------  --------------   ---------------  --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                           $          (1,086) $    (187,148) $         (726)  $      (181,896) $       18,227
                                              =================  =============  ==============   ===============  ==============

(i) On May 1, 2002 LIT Domestic Income Merged into LIT Government

(j) For the Period Beginning May 1, 2002 and Ended December 31, 2002

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002
----------------------------------------------------------------------------------------------------------------

                                               Van Kampen Life
                                              Investment Trust
                                                Sub-Accounts         Wells Fargo Variable Trust Sub-Accounts
                                              -----------------  -----------------------------------------------

                                                                  Wells Fargo    Wells Fargo
                                                  LIT Money        VT Asset       VT Equity       Wells Fargo
                                                   Market         Allocation       Income          VT Growth
                                              -----------------  -------------  --------------   ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                     $          19,741  $       6,604  $        2,568   $            70
Charges from Allstate Life Insurance Company
  of New York:
    Mortality and expense risk                          (19,059)        (3,338)         (1,569)             (723)
    Administrative expense                               (1,649)          (289)           (136)              (63)
                                              -----------------  -------------  --------------   ---------------

      Net investment income (loss)                         (967)         2,977             863              (716)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                 840,967         39,181          41,433            39,163
    Cost of investments sold                            840,967         44,636          48,810            48,175
                                              -----------------  -------------  --------------   ---------------

      Realized gains (losses) on fund shares                 --         (5,455)         (7,377)           (9,012)

Realized gain distributions                                  --          3,175              --                --
                                              -----------------  -------------  --------------   ---------------

      Net realized gains (losses)                            --         (2,280)         (7,377)           (9,012)

Change in unrealized gains (losses)                          --        (44,376)        (24,849)          (10,645)
                                              -----------------  -------------  --------------   ---------------

      Net realized and unrealized gains
          (losses) on investments                            --        (46,656)        (32,226)          (19,657)
                                              -----------------  -------------  --------------   ---------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                           $            (967) $     (43,679) $      (31,363)  $       (20,373)
                                              =================  =============  ==============   ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                    AIM Variable Insurance Funds Sub-Accounts
                                           ---------------------------------------------------------------------------------------

                                            AIM V. I. Aggressive Growth        AIM V. I. Balanced          AIM V. I. Basic Value
                                           -----------------------------   --------------------------   --------------------------

                                               2002             2001          2002           2001          2002          2001(k)
                                           --------------    -----------   -----------    -----------   -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $      (43,000)   $   (46,724)  $   103,756    $    60,072   $   (18,123)   $      (467)
Net realized gains (losses)                      (499,556)      (252,034)     (323,451)       (65,714)      (54,610)           136
Change in unrealized gains (losses)              (441,435)      (884,098)   (1,270,366)      (533,781)     (373,308)        36,092
                                           --------------    -----------   -----------    -----------   -----------    -----------

Increase (decrease) in net assets
  from operations                                (983,991)    (1,182,856)   (1,490,061)      (539,423)     (446,041)        35,761
                                           --------------    -----------   -----------    -----------   -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                          135,775        808,838     1,070,860      2,956,894       477,066        281,572
Benefit payments                                  (54,618)        (1,384)     (155,152)       (73,601)         (526)            --
Payments on termination                          (316,481)      (238,836)     (645,821)      (222,882)     (112,633)        (3,745)
Contract maintenance charge                        (3,561)        (1,785)       (5,508)        (1,321)       (1,219)            --
Transfers among the sub-accounts
  and with the Fixed Account - net                 82,020        852,013     1,102,344      2,417,322     1,168,309        386,840
                                           --------------    -----------   -----------    -----------   -----------    -----------

Increase (decrease) in net assets
  from capital transactions                      (156,865)     1,418,846     1,366,723      5,076,412     1,530,997        664,667
                                           --------------    -----------   -----------    -----------   -----------    -----------

INCREASE (DECREASE) IN NET ASSETS              (1,140,856)       235,990      (123,338)     4,536,989     1,084,956        700,428

NET ASSETS AT BEGINNING OF PERIOD               4,034,438      3,798,448     7,176,802      2,639,813       700,428             --
                                           --------------    -----------   -----------    -----------   -----------    -----------

NET ASSETS AT END OF PERIOD                $    2,893,582    $ 4,034,438   $ 7,053,464    $ 7,176,802   $ 1,785,384    $   700,428
                                           ==============    ===========   ===========    ===========   ===========    ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period        487,672        329,923       828,911        263,143        62,499             --
    Units issued                                  135,323        261,434       402,073        655,085       196,087         62,838
    Units redeemed                               (162,874)      (103,685)     (241,411)       (89,317)      (50,378)          (339)
                                           --------------    -----------   -----------    -----------   -----------    -----------
  Units outstanding at end of period              460,121        487,672       989,573        828,911       208,208         62,499
                                           ==============    ===========   ===========    ===========   ===========    ===========

(k) For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                                    AIM Variable Insurance Funds Sub-Accounts
                                           -----------------------------------------------------------------------------------------

                                               AIM V. I. Blue Chip     AIM V. I. Capital Appreciation  AIM V. I. Capital Development
                                           --------------------------  ------------------------------  -----------------------------

                                               2002         2001            2002            2001          2002             2001
                                           ------------  ------------  --------------   -------------  ------------    -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $    (74,360) $    (61,710) $     (116,365)  $    (140,314) $    (12,380)   $    (12,182)
Net realized gains (losses)                    (532,894)     (168,393)       (772,685)        530,114       (55,849)        (21,608)
Change in unrealized gains (losses)          (1,443,205)     (982,769)     (1,745,993)     (3,450,358)     (201,194)        (66,005)
                                           ------------  ------------  --------------   -------------  ------------    ------------

Increase (decrease) in net assets
  from operations                            (2,050,459)   (1,212,872)     (2,635,043)     (3,060,558)     (269,423)        (99,795)
                                           ------------  ------------  --------------   -------------  ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                        435,968     2,212,603         661,979       1,509,267        44,030         155,479
Benefit payments                               (125,465)      (38,249)        (86,999)        (49,227)      (37,115)         (4,188)
Payments on termination                        (427,832)     (315,120)       (536,668)       (663,396)      (60,570)        (28,230)
Contract maintenance charge                      (9,225)       (2,886)         (6,993)         (3,939)         (614)           (237)
Transfers among the sub-accounts
  and with the Fixed Account - net              870,295     2,359,370          11,179         667,733        63,553         143,108
                                           ------------  ------------  --------------   -------------  ------------    ------------

Increase (decrease) in net assets
  from capital transactions                     743,741     4,215,718          42,498       1,460,438         9,284         265,932
                                           ------------  ------------  --------------   -------------  ------------    ------------

INCREASE (DECREASE) IN NET ASSETS            (1,306,718)    3,002,846      (2,592,545)     (1,600,120)     (260,139)        166,137

NET ASSETS AT BEGINNING OF PERIOD             6,713,440     3,710,594      10,006,236      11,606,356     1,097,539         931,402
                                           ------------  ------------  --------------   -------------  ------------    ------------

NET ASSETS AT END OF PERIOD                $  5,406,722  $  6,713,440  $    7,413,691   $  10,006,236  $    837,400    $  1,097,539
                                           ============  ============  ==============   =============  ============    ============

UNITS OUTSTANDING
  Units outstanding at beginning of period      991,661       419,485       1,015,606         776,953       103,054          78,882
    Units issued                                403,541       742,441         355,019         399,091        28,182          46,041
    Units redeemed                             (304,969)     (170,265)       (303,635)       (160,438)      (30,212)        (21,869)
                                           ------------  ------------  --------------   -------------  ------------    ------------
  Units outstanding at end of period          1,090,233       991,661       1,066,990       1,015,606       101,024         103,054
                                           ============  ============  ==============   =============  ============    ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                                   AIM Variable Insurance Funds Sub-Accounts
                                           -----------------------------------------------------------------------------------------

                                            AIM V. I. Core Equity (a)    AIM V. I. Dent Demographics    AIM V. I. Diversified Income
                                           --------------------------  ------------------------------  -----------------------------

                                               2002          2001           2002             2001          2002             2001
                                           ------------  ------------  --------------   -------------  ------------    -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $   (134,326) $   (207,568) $      (18,874)  $     (22,893) $    228,991    $    187,321
Net realized gains (losses)                    (991,898)     (409,174)       (315,380)       (169,464)     (105,137)        (44,961)
Change in unrealized gains (losses)          (1,333,528)   (3,845,601)       (309,254)       (559,190)      (94,362)        (82,667)
                                           ------------  ------------  --------------   -------------  ------------    ------------

Increase (decrease) in net assets
  from operations                            (2,459,752)   (4,462,343)       (643,508)       (751,547)       29,492          59,693
                                           ------------  ------------  --------------   -------------  ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                        540,464     1,966,930         115,005         528,473       300,366         352,971
Benefit payments                               (360,311)      (87,809)        (75,859)        (10,247)      (87,955)        (21,904)
Payments on termination                        (839,818)   (1,077,947)       (133,459)       (126,769)     (430,852)       (232,519)
Contract maintenance charge                     (10,121)       (5,929)         (1,374)           (788)       (1,497)           (580)
Transfers among the sub-accounts
  and with the Fixed Account - net             (652,259)    1,441,731         (79,317)        613,004       401,163         509,831
                                           ------------  ------------  --------------   -------------  ------------    ------------

Increase (decrease) in net assets
  from capital transactions                  (1,322,045)    2,236,976        (175,004)      1,003,673       181,225         607,799
                                           ------------  ------------  --------------   -------------  ------------    ------------

INCREASE (DECREASE) IN NET ASSETS            (3,781,797)   (2,225,367)       (818,512)        252,126       210,717         667,492

NET ASSETS AT BEGINNING OF PERIOD            14,847,880    17,073,247       2,019,260       1,767,134     3,358,928       2,691,436
                                           ------------  ------------  --------------   -------------  ------------    ------------

NET ASSETS AT END OF PERIOD                $ 11,066,083  $ 14,847,880  $    1,200,748   $   2,019,260  $  3,569,645    $  3,358,928
                                           ============  ============  ==============   =============  ============    ============

UNITS OUTSTANDING
  Units outstanding at beginning of period    1,414,433     1,044,184         379,548         223,446       302,828         238,023
   Units issued                                 281,977       576,854          76,923         227,024       160,951         119,912
   Units redeemed                              (383,406)     (206,605)       (120,908)        (70,922)     (139,316)        (55,107)
                                           ------------  ------------  --------------   -------------  ------------    ------------
  Units outstanding at end of period          1,313,004     1,414,433         335,563         379,548       324,463         302,828
                                           ============  ============  ==============   =============  ============    ============

(a) Previously known as AIM V. I. Growth and Income

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                  AIM Variable Insurance Funds Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                           AIM V. I. Global Utilities   AIM V. I. Government Securities      AIM V. I. Growth
                                           ---------------------------  ------------------------------- ---------------------------

                                               2002           2001          2002             2001           2002           2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $      28,432  $        910  $      80,684    $     104,783  $     (81,701) $    (99,516)
Net realized gains (losses)                     (331,490)      148,633         77,922           12,751     (1,059,188)     (749,695)
Change in unrealized gains (losses)             (263,760)     (919,376)       448,447           12,089     (1,310,865)   (3,155,400)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                               (566,818)     (769,833)       607,053          129,623     (2,451,754)   (4,004,611)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                         118,440       505,367      1,037,877        1,080,670        246,034     1,272,554
Benefit payments                                 (30,024)       (8,713)       (69,159)         (14,303)      (127,688)      (65,622)
Payments on termination                         (254,601)      (86,748)    (1,032,060)        (106,819)      (345,344)     (595,275)
Contract maintenance charge                       (1,431)         (764)        (2,654)            (592)        (5,787)       (4,024)
Transfers among the sub-accounts
  and with the Fixed Account - net                35,562       376,165      3,515,702        2,489,156       (157,673)      421,426
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                     (132,054)      785,307      3,449,706        3,448,112       (390,458)    1,029,059
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS               (698,872)       15,474      4,056,759        3,577,735     (2,842,212)   (2,975,552)

NET ASSETS AT BEGINNING OF PERIOD              2,128,907     2,113,433      5,221,367        1,643,632      7,736,365    10,711,917
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $   1,430,035  $  2,128,907  $   9,278,126    $   5,221,367  $   4,894,153  $  7,736,365
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period       235,277       140,889        446,714          139,832        953,855       730,340
   Units issued                                   78,356       131,222        504,011          336,088        168,670       405,950
   Units redeemed                                (98,434)      (36,834)      (212,052)         (29,206)      (206,490)     (182,435)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period             215,199       235,277        738,673          446,714        916,035       953,855
                                           =============  ============  =============    =============  =============  ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                   AIM Variable Insurance Funds Sub-Accounts
                                           ---------------------------------------------------------------------------------------

                                                                                                                AIM V. I. Mid
                                               AIM V. I. High Yield     AIM V. I. International Growth(b)    Cap Core Equity (c)
                                           ---------------------------  ---------------------------------  -----------------------

                                               2002           2001            2002              2001         2002        2001 (k)
                                           -------------  ------------  ----------------   --------------  ---------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $     (11,468) $     87,382  $        (32,013)  $      (50,153) $  (5,985) $        (25)
Net realized gains (losses)                      (62,031)      (20,523)         (366,997)        (156,226)   (14,430)           25
Change in unrealized gains (losses)                3,551      (106,627)         (375,727)      (1,207,639)   (77,355)        5,204
                                           -------------  ------------  ----------------   --------------  ---------  ------------

Increase (decrease) in net assets
  from operations                                (69,948)      (39,768)         (774,737)      (1,414,018)   (97,770)        5,204
                                           -------------  ------------  ----------------   --------------  ---------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                         118,248       367,010           357,198          927,767     58,383        47,653
Benefit payments                                  (3,166)       (2,965)          (88,872)         (42,473)        --            --
Payments on termination                          (94,025)      (22,143)         (200,611)        (320,452)   (57,315)         (510)
Contract maintenance charge                         (629)         (117)           (3,050)          (1,708)      (198)           --
Transfers among the sub-accounts
  and with the Fixed Account - net               197,041       216,789            (2,807)           5,107    556,823        66,818
                                           -------------  ------------  ----------------   --------------  ---------  ------------

Increase (decrease) in net assets
  from capital transactions                      217,469       558,574            61,858          568,241    557,693       113,961
                                           -------------  ------------  ----------------   --------------  ---------  ------------

INCREASE (DECREASE) IN NET ASSETS                147,521       518,806          (712,879)        (845,777)   459,923       119,165

NET ASSETS AT BEGINNING OF PERIOD                791,236       272,430         4,449,167        5,294,944    119,165            --
                                           -------------  ------------  ----------------   --------------  ---------  ------------

NET ASSETS AT END OF PERIOD                $     938,757  $    791,236  $      3,736,288   $    4,449,167  $ 579,088  $    119,165
                                           =============  ============  ================   ==============  =========  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period       103,978        33,671           515,728          416,531     10,488            --
   Units issued                                   74,823        88,096           112,395          195,965     71,840        10,533
   Units redeemed                                (47,616)      (17,789)          (90,523)         (96,768)   (23,916)          (45)
                                           -------------  ------------  ----------------   --------------  ---------  ------------
  Units outstanding at end of period             131,185       103,978           537,600          515,728     58,412        10,488
                                           =============  ============  ================   ==============  =========  ============

(b) Previously known as AIM V. I. International Equity

(c) Previously known as AIM V. I. Mid Cap Equity

(k) For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------

                                                                AIM Variable Insurance Funds Sub-Accounts
                                           --------------------------------------------------------------------------------------

                                             AIM V. I. Money Market      AIM V. I. New Technology    AIM V. I. Premier Equity (d)
                                           ---------------------------  ---------------------------  ----------------------------

                                               2002          2001           2002           2001          2002           2001
                                           ------------  -------------  ------------   ------------  ------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $     (3,247) $      64,495  $    (12,969)  $     16,164  $   (196,653)  $    (302,649)
Net realized gains (losses)                          --             --      (750,166)       524,033    (2,143,279)        (26,346)
Change in unrealized gains (losses)                  --             --        63,286     (1,585,393)   (5,326,623)     (3,362,318)
                                           ------------  -------------  ------------   ------------  ------------   -------------

Increase (decrease) in net assets
  from operations                                (3,247)        64,495      (699,849)    (1,045,196)   (7,666,555)     (3,691,313)
                                           ------------  -------------  ------------   ------------  ------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                         58,788      1,107,548        56,928        445,568       972,040       3,758,845
Benefit payments                               (196,501)            --       (30,268)       (16,004)     (395,449)       (193,093)
Payments on termination                        (869,716)      (954,907)     (174,659)       (79,608)   (1,263,500)     (1,714,199)
Contract maintenance charge                      (2,545)          (731)       (1,179)          (757)      (19,379)        (13,731)
Transfers among the sub-accounts
  and with the Fixed Account - net              517,242      3,415,378        23,361        468,829      (658,083)      1,454,287
                                           ------------  -------------  ------------   ------------  ------------   -------------

Increase (decrease) in net assets
  from capital transactions                    (492,732)     3,567,288      (125,817)       818,028    (1,364,371)      3,292,109
                                           ------------  -------------  ------------   ------------  ------------   -------------

INCREASE (DECREASE) IN NET ASSETS              (495,979)     3,631,783      (825,666)      (227,168)   (9,030,926)       (399,204)

NET ASSETS AT BEGINNING OF PERIOD             5,165,997      1,534,214     1,617,056      1,844,224    24,350,790      24,749,994
                                           ------------  -------------  ------------   ------------  ------------   -------------

NET ASSETS AT END OF PERIOD                $  4,670,018  $   5,165,997  $    791,390   $  1,617,056  $ 15,319,864   $  24,350,790
                                           ============  =============  ============   ============  ============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of period      460,112        132,697       154,011         91,168     2,182,906       1,647,565
   Units issued                                 542,926        615,220        27,174         87,100       464,266         845,551
   Units redeemed                              (585,397)      (287,805)      (42,082)       (24,257)     (513,679)       (310,210)
                                           ------------  -------------  ------------   ------------  ------------   -------------
  Units outstanding at end of period            417,641        460,112       139,103        154,011     2,133,493       2,182,906
                                           ============  =============  ============   ============  ============   =============

(d) Previously known as AIM V. I. Value

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------

                                                            AIM Variable Insurance Funds Series II Sub-Accounts
                                           --------------------------------------------------------------------------------------

                                       AIM V. I.                                                    AIM V. I.        AIM V. I.
                                      Aggressive     AIM V. I.       AIM V. I.      AIM V. I.        Capital         Capital
                                      Growth II    Balanced II   Basic Value II   Blue Chip II   Appreciation II  Development II
                                     ------------  ------------  --------------  --------------  ---------------  ---------------

                                        2002 (e)      2002 (e)       2002 (e)       2002 (e)         2002 (e)        2002 (e)
                                     ------------  ------------  --------------  --------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $         (9) $      1,563  $         (177) $         (109) $            (5) $            (3)
Net realized gains (losses)                   744             7               8               8               --               --
Change in unrealized gains (losses)           (45)       (1,955)           (270)         (1,260)            (166)             (48)
                                     ------------  ------------  --------------  --------------  ---------------  ---------------

Increase (decrease) in net assets
  from operations                             690          (385)           (439)         (1,361)            (171)             (51)
                                     ------------  ------------  --------------  --------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                       --        48,254          41,292          28,712               --               --
Benefit payments                               --            --              --              --               --               --
Payments on termination                        --          (300)           (227)           (228)              --               --
Contract maintenance charge                    --            --              --              --               --               --
Transfers among the sub-accounts
  and with the Fixed Account - net          2,273        22,081          30,763           8,285            4,751            3,067
                                     ------------  ------------  --------------  --------------  ---------------  ---------------

Increase (decrease) in net assets
  from capital transactions                 2,273        70,035          71,828          36,769            4,751            3,067
                                     ------------  ------------  --------------  --------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS           2,963        69,650          71,389          35,408            4,580            3,016

NET ASSETS AT BEGINNING OF PERIOD              --            --              --              --               --               --
                                     ------------  ------------  --------------  --------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD          $      2,963  $     69,650  $       71,389  $       35,408  $         4,580  $         3,016
                                     ============  ============  ==============  ==============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                  --            --              --              --               --               --
   Units issued                               369         8,460           9,370           4,628              616              390
   Units redeemed                              --           (36)            (37)            (32)              --               --
                                     ------------  ------------  --------------  --------------  ---------------  ---------------
  Units outstanding at end of period          369         8,424           9,333           4,596              616              390
                                     ============  ============  ==============  ==============  ===============  ===============

(e) For the period beginning June 3, 2002 and ending December 31, 2002

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                              AIM Variable Insurance Funds Series II Sub-Accounts
                                         -------------------------------------------------------------------------------------------

                                                            AIM V. I.      AIM V. I.                         AIM V. I.
                                            AIM V. I.         Dent        Diversified     AIM V. I.          Government    AIM V. I.
                                         Core Equity II  Demographics II   Income II   Global Utilities II  Securities II  Growth II
                                         --------------  ---------------  -----------  -------------------  -------------  ---------

                                            2002 (e)        2002 (e)        2002 (e)        2002 (e)           2002 (e)     2002 (e)
                                         --------------  ---------------  -----------  -------------------  -------------  ---------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)             $           (3) $           (28) $     3,347  $               731  $      17,931  $    (11)
Net realized gains (losses)                          15               (1)          --                    8             31        (1)
Change in unrealized gains (losses)                 687             (375)      (1,565)                 419          9,371      (304)
                                         --------------  ---------------  -----------  -------------------  -------------  ---------

Increase (decrease) in net assets
  from operations                                   699             (404)       1,782                1,158         27,333      (316)
                                         --------------  ---------------  -----------  -------------------  -------------  ---------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                         20,634               --       35,425               22,067      1,772,719       100
Benefit payments                                     --               --           --                   --             --        --
Payments on termination                            (570)              --         (394)                (151)          (894)       --
Contract maintenance charge                          --               --           --                   --             --        --
Transfers among the sub-accounts
  and with the Fixed Account - net                6,133            9,342       11,070                 (868)        26,145     7,857
                                         --------------  ---------------  -----------  -------------------  -------------  ---------

Increase (decrease) in net assets
  from capital transactions                      26,197            9,342       46,101               21,048      1,797,970     7,957
                                         --------------  ---------------  -----------  -------------------  -------------  ---------

INCREASE (DECREASE) IN NET ASSETS                26,896            8,938       47,883               22,206      1,825,303     7,641

NET ASSETS AT BEGINNING OF PERIOD                    --               --           --                   --             --        --
                                         --------------  ---------------  -----------  -------------------  -------------  ---------

NET ASSETS AT END OF PERIOD              $       26,896  $         8,938  $    47,883  $            22,206  $   1,825,303  $  7,641
                                         ==============  ===============  ===========  ===================  =============  =========

UNITS OUTSTANDING
  Units outstanding at beginning of
   period                                            --               --           --                   --             --        --
   Units issued                                   3,316            1,340        4,826                2,866        169,689     1,126
   Units redeemed                                   (75)              --          (41)                 (36)           (83)       --
                                         --------------  ---------------  -----------  -------------------  -------------  ---------
  Units outstanding at end of period              3,241            1,340        4,785                2,830        169,606     1,126
                                         ==============  ===============  ===========  ===================  =============  =========

(e) For the period beginning June 3, 2002 and ending December 31, 2002

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                              AIM Variable Insurance Funds Series II Sub-Accounts
                                            ---------------------------------------------------------------------------------------

                                                            AIM V. I.       AIM V. I.                                    AIM V. I.
                                              AIM V. I.   International     Mid Cap       AIM V. I.     AIM V. I. New    Premier
                                            High Yield II   Growth II    Core Equity II Money Market II Technology II    Equity II
                                            ------------- -------------  -------------- --------------- -------------   -----------

                                               2002 (e)      2002 (e)       2002 (e)       2002 (e)        2002 (e)       2002 (e)
                                            ------------- -------------  -------------- --------------- -------------   -----------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                $        (19) $          6   $         (29) $         (371) $         --    $        11
Net realized gains (losses)                           --            (1)             (1)             --            --             (1)
Change in unrealized gains (losses)                  287           (39)             (2)             --            (2)          (308)
                                            ------------- -------------  -------------- --------------- -------------   -----------

Increase (decrease) in net assets
  from operations                                    268           (34)            (32)           (371)           (2)          (298)
                                            ------------- -------------  -------------- --------------- -------------   -----------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                              --         1,736             100         238,165            --          8,250
Benefit payments                                      --            --              --              --            --             --
Payments on termination                               --            --              --            (125)           --             --
Contract maintenance charge                           --            --              --              --            --             --
Transfers among the sub-accounts
  and with the Fixed Account - net                10,636           163          11,145           1,485            25          2,206
                                            ------------- -------------  -------------- --------------- -------------   -----------

Increase (decrease) in net assets
  from capital transactions                       10,636         1,899          11,245         239,525            25         10,456
                                            ------------- -------------  -------------- --------------- -------------   -----------

INCREASE (DECREASE) IN NET ASSETS                 10,904         1,865          11,213         239,154            23         10,158

NET ASSETS AT BEGINNING OF PERIOD                     --            --              --              --            --             --
                                            ------------- -------------  -------------- --------------- -------------   -----------

NET ASSETS AT END OF PERIOD                 $     10,904  $      1,865   $      11,213  $      239,154  $         23    $    10,158
                                            ============= =============  ============== =============== =============   ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period            --            --              --              --            --             --
   Units issued                                    1,174           225           1,282          24,075             4          1,484
   Units redeemed                                     --            --              --             (13)           --             --
                                            ------------- -------------  -------------- --------------- -------------   -----------
  Units outstanding at end of period               1,174           225           1,282          24,062             4          1,484
                                            ============= =============  ============== =============== =============   ===========

(e) For the period beginning June 3, 2002 and ending December 31, 2002

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Dreyfus Socially Responsible
                                                  Delaware Group Premium Funds, Inc. Sub-Accounts      Growth Fund, Inc. Sub-Account
                                             --------------------------------------------------------  -----------------------------

                                                    Delaware VIP                                             Dreyfus Socially
                                                 GP Small Cap Value           Delaware VIP GP Trend         Responsible Growth
                                             --------------------------   ---------------------------  -----------------------------

                                                 2002          2001           2002           2001          2002           2001
                                             ------------  ------------   ------------   ------------  ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                 $        250  $     (2,021)  $     (4,031)  $     (1,636) $     (2,153)  $     (2,164)
Net realized gains (losses)                          (931)        1,481        (15,463)        (5,989)      (17,206)        (2,944)
Change in unrealized gains (losses)              (132,583)       38,503        (46,702)        (3,762)      (56,834)       (41,153)
                                             ------------  ------------   ------------   ------------  ------------   ------------

Increase (decrease) in net assets
  from operations                                (133,264)       37,963        (66,196)       (11,387)      (76,193)       (46,261)
                                             ------------  ------------   ------------   ------------  ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                          706,287       394,804        243,044        160,988        13,261        177,291
Benefit payments                                       --            --             --           (919)           --             --
Payments on termination                           (75,758)       (5,105)       (18,160)        (3,735)      (22,697)        (5,630)
Contract maintenance charge                          (533)          (27)          (142)           (12)         (233)           (55)
Transfers among the sub-accounts
  and with the Fixed Account - net                509,870        71,557        144,491         (8,713)       49,945          5,269
                                             ------------  ------------   ------------   ------------  ------------   ------------

Increase (decrease) in net assets
  from capital transactions                     1,139,866       461,229        369,233        147,609        40,276        176,875
                                             ------------  ------------   ------------   ------------  ------------   ------------

INCREASE (DECREASE) IN NET ASSETS               1,006,602       499,192        303,037        136,222       (35,917)       130,614

NET ASSETS AT BEGINNING OF PERIOD                 582,701        83,509        187,311         51,089       233,009        102,395
                                             ------------  ------------   ------------   ------------  ------------   ------------

NET ASSETS AT END OF PERIOD                  $  1,589,303  $    582,701   $    490,348   $    187,311  $    197,092   $    233,009
                                             ============  ============   ============   ============  ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of period         45,515         7,204         24,184          5,514        32,951         11,070
   Units issued                                   101,857        41,866         65,461         22,011        14,292         23,323
   Units redeemed                                 (14,198)       (3,555)        (9,569)        (3,341)       (7,519)        (1,442)
                                             ------------  ------------   ------------   ------------  ------------   ------------
  Units outstanding at end of period              133,174        45,515         80,076         24,184        39,724         32,951
                                             ============  ============   ============   ============  ============   ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                 Dreyfus Stock Index
                                                   Fund Sub-Account             Dreyfus Variable Investment Fund Sub-Accounts
                                              --------------------------   --------------------------------------------------------

                                               Dreyfus Stock Index Fund      VIF Capital Appreciation       VIF Growth & Income
                                              --------------------------   ---------------------------  ---------------------------

                                                  2002          2001           2002           2001          2002           2001
                                              ------------  ------------   ------------   ------------  ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                  $      8,957  $      1,062   $      1,541   $        178  $          1   $         --
Net realized gains (losses)                        (25,366)        3,030         (4,693)          (102)           (1)            --
Change in unrealized gains (losses)               (681,992)      (74,758)       (90,603)       (12,676)          (21)            --
                                              ------------  ------------   ------------   ------------  ------------   ------------

Increase (decrease) in net assets
  from operations                                 (698,401)      (70,666)       (93,755)       (12,600)          (21)            --
                                              ------------  ------------   ------------   ------------  ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                         1,408,882     1,217,251        202,525        226,963            99             --
Benefit payments                                        --            --             --             --            --             --
Payments on termination                           (114,658)      (37,553)        (8,505)            --            --             --
Contract maintenance charge                         (1,182)          (69)          (109)            (5)           --             --
Transfers among the sub-accounts
  and with the Fixed Account - net               1,717,280       137,985        236,687         21,234            --             --
                                              ------------  ------------   ------------   ------------  ------------   ------------

Increase (decrease) in net assets
  from capital transactions                      3,010,322     1,317,614        430,598        248,192            99             --
                                              ------------  ------------   ------------   ------------  ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                2,311,921     1,246,948        336,843        235,592            78             --

NET ASSETS AT BEGINNING OF PERIOD                1,512,089       265,141        248,358         12,766            --             --
                                              ------------  ------------   ------------   ------------  ------------   ------------

NET ASSETS AT END OF PERIOD                   $  3,824,010  $  1,512,089   $    585,201   $    248,358  $         78   $         --
                                              ============  ============   ============   ============  ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of period         185,335        28,181         27,925          1,285            --             --
   Units issued                                    470,795       168,774         57,212         26,640            12             --
   Units redeemed                                  (44,768)      (11,620)        (5,131)            --            --             --
                                              ------------  ------------   ------------   ------------  ------------   ------------
  Units outstanding at end of period               611,362       185,335         80,006         27,925            12             --
                                              ============  ============   ============   ============  ============   ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                 Dreyfus Variable
                                           Investment Fund Sub-Accounts    Fidelity Variable Insurance Products Fund Sub-Accounts
                                           ---------------------------- -----------------------------------------------------------

                                                 VIF Money Market               VIP Contrafund               VIP Equity-Income
                                           ---------------------------  ------------------------------  ---------------------------

                                               2002           2001          2002              2001           2002          2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $          --  $         --  $      (9,933)   $      (3,776) $      (7,853) $     (4,399)
Net realized gains (losses)                           --            --        (13,179)          (1,046)        (1,851)        1,704
Change in unrealized gains (losses)                   --            --       (135,782)         (29,597)      (422,608)      (20,333)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                                     --            --       (158,894)         (34,419)      (432,312)      (23,028)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                             100            --        808,672          509,803      1,262,183       930,136
Benefit payments                                      --            --             --               --             --            --
Payments on termination                               --            --        (65,734)         (13,237)       (99,088)       (9,615)
Contract maintenance charge                           --            --           (661)             (79)          (868)          (25)
Transfers among the sub-accounts
  and with the Fixed Account - net                    --            --        408,472           80,555      1,129,372        82,344
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                          100            --      1,150,749          577,042      2,291,599     1,002,840
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                    100            --        991,855          542,623      1,859,287       979,812

NET ASSETS AT BEGINNING OF PERIOD                     --            --        729,656          187,033        997,701        17,889
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $         100  $         --  $   1,721,511    $     729,656  $   2,856,988  $    997,701
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period            --            --         86,426           18,922         98,345         1,655
   Units issued                                       10            --        178,294           75,144        290,702       100,657
   Units redeemed                                     --            --        (36,186)          (7,640)       (45,669)       (3,967)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period                  10            --        228,534           86,426        343,378        98,345
                                           =============  ============  =============    =============  =============  ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                             Fidelity Variable Insurance Products Fund Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                                   VIP Growth              VIP Growth Opportunities           VIP High Income
                                           ---------------------------  ------------------------------  ---------------------------

                                               2002           2001           2002             2001          2002           2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $     (21,971) $     (8,526) $      (1,332)   $      (1,195) $      12,986  $       (614)
Net realized gains (losses)                      (64,861)       19,660         (5,578)          (2,847)          (693)         (502)
Change in unrealized gains (losses)             (660,322)      (91,779)       (59,978)          (8,056)        (2,046)       (4,227)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                               (747,154)      (80,645)       (66,888)         (12,098)        10,247        (5,343)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                       1,104,466     1,057,551        111,006          158,576        143,632       161,041
Benefit payments                                    (700)           --             --           (1,123)            --            --
Payments on termination                         (100,374)       (9,466)       (11,876)          (6,898)        (2,887)       (1,343)
Contract maintenance charge                         (674)          (61)          (150)             (24)           (86)           (1)
Transfers among the sub-accounts
  and with the Fixed Account - net               694,765       159,165         82,530            2,200         20,115        (4,034)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                    1,697,483     1,207,189        181,510          152,731        160,774       155,663
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                950,329     1,126,544        114,622          140,633        171,021       150,320

NET ASSETS AT BEGINNING OF PERIOD              1,479,979       353,435        185,010           44,377        150,596           276
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $   2,430,308  $  1,479,979  $     299,632    $     185,010  $     321,617  $    150,596
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period       202,157        40,135         23,416            4,746         20,582            33
   Units issued                                  349,360       166,829         30,875           21,218         23,181        21,331
   Units redeemed                                (71,161)       (4,807)        (5,152)          (2,548)          (734)         (782)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period             480,356       202,157         49,139           23,416         43,029        20,582
                                           =============  ============  =============    =============  =============  ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                           Fidelity Variable Insurance Products Fund Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                                  VIP Index 500           VIP Investment Grade Bond            VIP Overseas
                                           ---------------------------  ------------------------------  ---------------------------

                                                2002         2001 (l)        2002             2001          2002           2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $      (5,423) $     (2,452) $         234    $      (1,420) $      (3,892) $        486
Net realized gains (losses)                      (22,465)       (1,063)         2,841              119        (13,982)        3,564
Change in unrealized gains (losses)             (211,973)      (16,883)       109,430            7,805       (116,766)      (43,271)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                               (239,861)      (20,398)       112,505            6,504       (134,640)      (39,221)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                         754,410       370,744      1,046,049          295,081        290,856       288,485
Benefit payments                                 (13,273)           --             --               --           (439)           --
Payments on termination                          (27,274)           --        (38,421)          (5,643)       (19,389)       (2,726)
Contract maintenance charge                         (218)           (6)          (207)              (7)          (248)          (39)
Transfers among the sub-accounts
  and with the Fixed Account - net               293,735       179,885        332,932              254        156,566        97,070
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                    1,007,380       550,623      1,340,353          289,685        427,346       382,790
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                767,519       530,225      1,452,858          296,189        292,706       343,569

NET ASSETS AT BEGINNING OF PERIOD                530,225            --        297,565            1,376        389,849        46,280
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $   1,297,744  $    530,225  $   1,750,423    $     297,565  $     682,555  $    389,849
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period        67,571            --         26,618              132         54,703         4,972
    Units issued                                 186,072        68,577        138,436           27,068         80,138        50,433
    Units redeemed                               (38,241)       (1,006)       (21,355)            (582)       (13,900)         (702)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period             215,402        67,571        143,699           26,618        120,941        54,703
                                           =============  ============  =============    =============  =============  ============

(l) For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                      Franklin Templeton Variable Insurance Products Trust Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                                                                                                 Templeton
                                            Mutual Shares Securities       Templeton Asset Strategy        Foreign Securities (f)
                                           ---------------------------  ------------------------------  ---------------------------

                                                2002          2001           2002             2001           2002          2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $          --  $         --  $       1,263    $        (335) $       1,555  $      2,575
Net realized gains (losses)                           --            --         (9,618)           3,037        (13,434)       40,942
Change in unrealized gains (losses)                    3            --         (6,584)          (9,413)      (132,620)      (71,378)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                                      3            --        (14,939)          (6,711)      (144,499)      (27,861)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                             470            --         87,990          131,265        337,584       312,061
Benefit payments                                      --            --             --               --             --            --
Payments on termination                               --            --         (3,090)            (113)       (19,440)          423
Contract maintenance charge                           --            --            (58)              (2)          (213)          (39)
Transfers among the sub-accounts
  and with the Fixed Account - net                    --            --         27,223           (1,643)       207,299        25,232
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                          470            --        112,065          129,507        525,230       337,677
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                    473            --         97,126          122,796        380,731       309,816

NET ASSETS AT BEGINNING OF PERIOD                     --            --        129,391            6,595        392,735        82,919
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $         473  $         --  $     226,517    $     129,391  $     773,466  $    392,735
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period            --            --         13,934              632         44,999         7,881
    Units issued                                      53            --         23,046           13,495         74,279        37,708
    Units redeemed                                    --            --        (11,144)            (193)        (9,077)         (590)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period                  53            --         25,836           13,934        110,201        44,999
                                           =============  ============  =============    =============  =============  ============

(f) Previously known as Templeton International Securities

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             Goldman Sachs Variable
                                           Insurance Trust Sub-Account            HSBC Variable Insurance Funds Sub-Accounts
                                           ---------------------------  -----------------------------------------------------------

                                            VIT CORE Small Cap Equity       HSBC VI Cash Management        HSBC VI Fixed Income
                                           ---------------------------  ------------------------------  ---------------------------

                                               2002           2001          2002              2001          2002           2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $          --  $         --  $      (9,097)   $       6,303  $      19,505  $      4,335
Net realized gains (losses)                           (1)           --             --               --          5,416           (46)
Change in unrealized gains (losses)                  (13)           --             --               --         78,375        (2,864)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                                    (14)           --         (9,097)           6,303        103,296         1,425
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                             100            --      1,411,830        1,083,263        704,433       453,128
Benefit payments                                      --            --             --               --         (3,893)           --
Payments on termination                               --            --       (266,191)         (51,743)       (19,651)       (6,582)
Contract maintenance charge                           --            --           (377)             (83)          (308)          (52)
Transfers among the sub-accounts
  and with the Fixed Account - net                    --            --        776,769         (107,740)       383,636        65,986
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                          100            --      1,922,031          923,697      1,064,217       512,480
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                     86            --      1,912,934          930,000      1,167,513       513,905

NET ASSETS AT BEGINNING OF PERIOD                     --            --      1,084,968          154,968        539,300        25,395
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $          86  $         --  $   2,997,902    $   1,084,968  $   1,706,813  $    539,300
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period            --            --        105,129           15,211         51,238         2,487
    Units issued                                      10            --        283,011          162,903        117,650        50,126
    Units redeemed                                    --            --        (96,382)         (72,985)       (19,514)       (1,375)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period                  10            --        291,758          105,129        149,374        51,238
                                           =============  ============  =============    =============  =============  ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             HSBC Variable Insurance
                                                Funds Sub-Accounts               MFS Variable Insurance Trust Sub-Accounts
                                           ---------------------------  -----------------------------------------------------------

                                             HSBC VI Growth & Income               MFS Bond                 MFS Emerging Growth
                                           ---------------------------  ------------------------------  ---------------------------

                                               2002           2001           2002          2001 (l)         2002           2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $     (16,744) $     (9,583) $      30,209    $        (281) $          --  $         --
Net realized gains (losses)                      (35,408)       (2,618)          (307)             365             (1)           --
Change in unrealized gains (losses)             (467,722)     (169,501)        42,389            6,210            (25)           --
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                               (519,874)     (181,702)        72,291            6,294            (26)           --
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                         458,451     1,270,715        626,702          234,755            100            --
Benefit payments                                      --            --             --               --             --            --
Payments on termination                          (90,325)      (30,641)       (48,175)            (571)            --            --
Contract maintenance charge                       (1,015)         (223)          (152)              --             --            --
Transfers among the sub-accounts
  and with the Fixed Account - net               364,336        91,429        354,483          (36,753)            --            --
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                      731,447     1,331,280        932,858          197,431            100            --
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                211,573     1,149,578      1,005,149          203,725             74            --

NET ASSETS AT BEGINNING OF PERIOD              1,522,876       373,298        203,725               --             --            --
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $   1,734,449  $  1,522,876  $   1,208,874    $     203,725  $          74  $         --
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period       182,882        36,688         18,271               --             --            --
    Units issued                                 130,022       151,716         98,067           24,096             21            --
    Units redeemed                               (31,973)       (5,522)       (15,539)          (5,825)            --            --
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period             280,931       182,882        100,799           18,271             21            --
                                           =============  ============  =============    =============  =============  ============

(l) For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                  MFS Variable Insurance Trust Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                                 MFS High Income              MFS Investors Trust            MFS New Discovery
                                           ---------------------------  ------------------------------ ----------------------------

                                                2002          2001           2002             2001          2002           2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $       6,088  $        166  $      (2,764)   $      (1,278) $      (3,705) $     (1,201)
Net realized gains (losses)                       (6,091)         (516)       (16,828)            (681)       (13,694)          (82)
Change in unrealized gains (losses)                 (106)       (2,722)       (75,624)          (8,313)       (95,486)        1,200
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                                   (109)       (3,072)       (95,216)         (10,272)      (112,885)          (83)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                          72,216        92,761        266,289          246,852        224,699        83,494
Benefit payments                                  (7,796)           --             --               --             --            --
Payments on termination                          (13,110)           --         (3,337)            (470)        (6,295)       (1,196)
Contract maintenance charge                          (42)           (8)          (162)              --            (79)            9
Transfers among the sub-accounts
  and with the Fixed Account - net               (55,619)        5,436         73,217          (13,479)       104,733        17,988
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                       (4,351)       98,189        336,007          232,903        323,058       100,295
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                 (4,460)       95,117        240,791          222,631        210,173       100,212

NET ASSETS AT BEGINNING OF PERIOD                 96,116           999        222,631               --        161,471        61,259
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $      91,656  $     96,116  $     463,422    $     222,631  $     371,644  $    161,471
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period        10,338           108         27,560               --         19,369         6,891
   Units issued                                   10,112        10,230         61,959           31,465         68,158        13,463
   Units redeemed                                (10,717)           --        (16,015)          (3,905)       (21,494)         (985)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period               9,733        10,338         73,504           27,560         66,033        19,369
                                           =============  ============  =============    =============  =============  ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                Oppenheimer Variable Account Funds Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                                   Oppenheimer                                                  Oppenheimer
                                                Aggressive Growth              Oppenheimer Bond            Capital Appreciation
                                           ---------------------------  ------------------------------  --------------------------

                                                2002          2001           2002           2001 (l)         2002          2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $      (7,618) $     (3,559) $      32,312    $       2,261  $      (7,079) $     (4,537)
Net realized gains (losses)                      (26,906)       35,875         (1,705)             474        (35,274)       (6,770)
Change in unrealized gains (losses)             (321,148)     (149,039)        39,178           (1,486)      (270,053)      (23,660)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                               (355,672)     (116,723)        69,785            1,249       (312,406)      (34,967)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                         517,325       853,299        727,986          253,459        440,452       861,009
Benefit payments                                      --            --        (43,585)              --             --            --
Payments on termination                          (47,003)       (5,174)       (10,687)          (1,195)       (20,201)       (3,827)
Contract maintenance charge                         (619)          (93)          (240)              (7)          (258)           (4)
Transfers among the sub-accounts
  and with the Fixed Account - net               316,851        24,574        222,225           26,349         99,989        10,196
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                      786,554       872,606        895,699          278,606        519,982       867,374
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                430,882       755,883        965,484          279,855        207,576       832,407

NET ASSETS AT BEGINNING OF PERIOD                852,798        96,915        279,855               --        833,224           817
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $   1,283,680  $    852,798  $   1,245,339    $     279,855  $   1,040,800  $    833,224
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period       137,154        10,578         25,776               --        107,889            91
    Units issued                                 178,775       129,483        131,470           27,141        109,405       113,464
    Units redeemed                               (26,390)       (2,907)       (50,762)          (1,365)       (30,703)       (5,666)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period             289,539       137,154        106,484           25,776        186,591       107,889
                                           =============  ============  =============    =============  =============  ============

(l) For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                               Oppenheimer Variable Account Funds Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                                                                                          Oppenheimer Main Street
                                          Oppenheimer Global Securities    Oppenheimer High Income            Growth & Income
                                          ----------------------------- ------------------------------  ---------------------------

                                                2002          2001           2002           2001 (l)        2002           2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $      (4,023) $     (1,982) $      26,857    $      (1,069) $     (15,209) $     (8,409)
Net realized gains (losses)                       (9,139)       (1,618)        (5,418)              --        (34,548)      (12,296)
Change in unrealized gains (losses)             (126,453)       (5,176)       (33,546)             516       (453,939)      (72,384)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                               (139,615)       (8,776)       (12,107)            (553)      (503,696)      (93,089)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                         286,881       336,170        209,298          220,110      1,222,656     1,174,543
Benefit payments                                      --            --             --               --         (1,266)           --
Payments on termination                          (10,181)         (661)       (11,159)              --       (136,251)      (32,884)
Contract maintenance charge                         (132)           --            (33)              --         (1,400)         (150)
Transfers among the sub-accounts
  and with the Fixed Account - net                63,816        16,790         70,726            4,839        646,965        47,642
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                      340,384       352,299        268,832          224,949      1,730,704     1,189,151
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                200,769       343,523        256,725          224,396      1,227,008     1,096,062

NET ASSETS AT BEGINNING OF PERIOD                343,523            --        224,396               --      1,423,943       327,881
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $     544,292  $    343,523  $     481,121    $     224,396  $   2,650,951  $  1,423,943
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period        41,075            --         23,570               --        173,074        35,354
    Units issued                                  61,217        43,096         46,348           23,571        278,055       153,342
    Units redeemed                               (17,651)       (2,021)       (17,486)              (1)       (49,316)      (15,622)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period              84,641        41,075         52,432           23,570        401,813       173,074
                                           =============  ============  =============    =============  =============  ============

(l) For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                           Putnam Variable Trust
                                                 Oppenheimer Variable Account Funds Sub-Accounts               Sub-Accounts
                                           -----------------------------------------------------------  ---------------------------

                                             Oppenheimer Main Street                                            VT American
                                                 Small Cap Growth         Oppenheimer Strategic Bond         Government Income
                                           ---------------------------  ------------------------------  ---------------------------

                                               2002           2001           2002             2001           2002          2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $      (4,908) $     (1,048) $      76,572    $       5,828  $      47,881  $    (30,283)
Net realized gains (losses)                       (5,522)           12         (4,940)           8,354         55,493         9,694
Change in unrealized gains (losses)              (73,334)        9,177         48,667            2,747        470,059       115,333
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                                (83,764)        8,141        120,299           16,929        573,433        94,744
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                         301,034       183,252        614,642          950,117        976,099     1,707,591
Benefit payments                                  (8,018)           --             --               --       (479,546)      (86,476)
Payments on termination                           (9,819)       (2,697)       (91,180)         (15,792)      (559,487)     (133,180)
Contract maintenance charge                         (120)          (11)          (689)             (43)            --            73
Transfers among the sub-accounts
  and with the Fixed Account - net               165,123         1,488        831,735          (12,237)     5,699,965     2,775,602
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                      448,200       182,032      1,354,508          922,045      5,637,031     4,263,610
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                364,436       190,173      1,474,807          938,974      6,210,464     4,358,354

NET ASSETS AT BEGINNING OF PERIOD                192,269         2,096      1,029,066           90,092      4,836,537       478,183
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $     556,705  $    192,269  $   2,503,873    $   1,029,066  $  11,047,001  $  4,836,537
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period        22,387           240         96,313            8,730        413,735        43,020
   Units issued                                   75,718        22,505        157,440           94,439        715,110       450,174
   Units redeemed                                (20,195)         (358)       (32,879)          (6,856)      (249,160)      (79,459)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period              77,910        22,387        220,874           96,313        879,685       413,735
                                           =============  ============  =============    =============  =============  ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                      Putnam Variable Trust Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                              VT Asia Pacific Growth       VT Capital Appreciation         VT Diversified Income
                                           ---------------------------  ------------------------------  ---------------------------

                                              2002 (g)        2001           2002             2001           2002          2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $      (2,812) $     (2,518) $      (7,963)   $      (4,030) $     549,058  $    244,406
Net realized gains (losses)                     (104,351)       (7,799)       (61,522)              (2)       (86,212)      (10,192)
Change in unrealized gains (losses)              140,808       (52,835)      (130,988)         (20,871)      (110,662)     (164,037)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                                 33,645       (63,152)      (200,473)         (24,903)       352,184        70,177
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                           2,630        10,387        225,574          247,675        585,727     1,437,073
Benefit payments                                  (4,237)           --        (16,977)              --        (59,040)      (53,060)
Payments on termination                          (21,299)       (6,944)       (36,000)         (10,003)      (328,267)     (179,377)
Contract maintenance charge                           --            34             --               14             --           457
Transfers among the sub-accounts
  and with the Fixed Account - net              (166,609)       (4,451)       156,685          291,279      1,194,764     2,737,783
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                     (189,515)         (974)       329,282          528,965      1,393,184     3,942,876
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS               (155,870)      (64,126)       128,809          504,062      1,745,368     4,013,053

NET ASSETS AT BEGINNING OF PERIOD                155,870       219,996        593,070           89,008      7,011,861     2,998,808
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $          --  $    155,870  $     721,879    $     593,070  $   8,757,229  $  7,011,861
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period        21,671        22,952         76,409            9,747        705,368       308,305
   Units issued                                2,134,507         9,246        100,566           77,798        372,080       522,908
   Units redeemed                             (2,156,178)      (10,527)       (55,573)         (11,136)      (235,119)     (125,845)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period                  --        21,671        121,402           76,409        842,329       705,368
                                           =============  ============  =============    =============  =============  ============

(g) For the Period Beginning January 1, 2002 and Ended October 11, 2002

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                      Putnam Variable Trust Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                                  VT The George
                                              Putnam Fund of Boston       VT Global Asset Allocation        VT Global Equity (h)
                                           ---------------------------  ------------------------------  ---------------------------

                                                2002          2001           2002             2001           2002          2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $      84,877  $     40,725  $      11,821    $      (7,135) $     (78,532) $    (79,151)
Net realized gains (losses)                     (101,776)        7,883       (139,516)          69,788     (1,066,670)    1,039,687
Change in unrealized gains (losses)           (1,022,019)      (64,842)      (103,220)        (160,820)      (475,468)   (3,218,965)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                             (1,038,918)      (16,234)      (230,915)         (98,167)    (1,620,670)   (2,258,429)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                       1,565,502     3,082,687        199,065          850,802        454,062     2,033,772
Benefit payments                                (127,958)      (80,522)       (13,867)          (9,462)       (78,735)      (14,033)
Payments on termination                         (465,024)     (433,554)       (38,113)         (70,157)      (371,681)     (368,299)
Contract maintenance charge                           --           464             --              120             --           888
Transfers among the sub-accounts
  and with the Fixed Account - net             2,492,718     2,536,008       (261,148)         364,490        693,397     1,902,161
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
   from capital transactions                   3,465,238     5,105,083       (114,063)       1,135,793        697,043     3,554,489
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS              2,426,320     5,088,849       (344,978)       1,037,626       (923,627)    1,296,060

NET ASSETS AT BEGINNING OF PERIOD              8,131,971     3,043,122      1,826,389          788,763      7,127,149     5,831,089
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $  10,558,291  $  8,131,971  $   1,481,411    $   1,826,389  $   6,203,522  $  7,127,149
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period       804,203       302,290        201,368           78,479        957,843       536,592
   Units issued                                  628,003       628,570         94,346          160,059      7,049,003       624,564
   Units redeemed                               (273,975)     (126,657)      (105,784)         (37,170)    (6,818,225)     (203,313)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period           1,158,231       804,203        189,930          201,368      1,188,621       957,843
                                           =============  ============  =============    =============  =============  ============

(h) Previously known as Global Growth

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                     Putnam Variable Trust Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                               VT Growth and Income         VT Growth Opportunities          VT Health Sciences
                                           ---------------------------  ------------------------------  ---------------------------

                                               2002           2001           2002             2001           2002          2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $      81,055  $     16,576  $     (33,751)   $     (43,926) $     (86,848) $    (75,160)
Net realized gains (losses)                     (694,990)      224,923       (709,677)        (306,117)      (382,462)      (51,408)
Change in unrealized gains (losses)           (8,360,574)   (2,529,260)      (283,633)      (1,076,038)    (1,298,547)   (1,024,049)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                             (8,974,509)   (2,287,761)    (1,027,061)      (1,426,081)    (1,767,857)   (1,150,617)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                       4,602,606    10,841,449        131,908          409,760        489,764     1,610,547
Benefit payments                                (369,094)     (303,994)       (43,418)          (8,899)      (115,412)       (9,798)
Payments on termination                       (2,048,469)   (1,765,681)      (119,724)        (260,915)      (439,905)     (327,751)
Contract maintenance charge                           --         3,017             --              539             --           747
Transfers among the sub-accounts
  and with the Fixed Account - net             3,603,492    12,291,051       (381,306)       1,227,075        123,157     2,570,470
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                    5,788,535    21,065,842       (412,540)       1,367,560         57,604     3,844,215
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS             (3,185,974)   18,778,081     (1,439,601)         (58,521)    (1,710,253)    2,693,598

NET ASSETS AT BEGINNING OF PERIOD             38,583,844    19,805,763      3,478,015        3,536,536      7,599,774     4,906,176
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $  35,397,870  $ 38,583,844  $   2,038,414    $   3,478,015  $   5,889,521  $  7,599,774
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period     4,244,481     2,026,103        697,881          475,734        662,760       337,301
    Units issued                               1,703,336     2,911,455         99,104          397,635        197,957       452,258
    Units redeemed                            (1,108,423)     (693,077)      (209,651)        (175,488)      (206,381)     (126,799)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period           4,839,394     4,244,481        587,334          697,881        654,336       662,760
                                           =============  ============  =============    =============  =============  ============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                     Putnam Variable Trust Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                                   VT High Yield                  VT Income               VT International Growth
                                           ---------------------------  ------------------------------  ---------------------------

                                                2002          2001          2002              2001          2002           2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $     434,497  $    224,792  $     476,576    $     189,136  $     (47,888) $    (93,512)
Net realized gains (losses)                     (113,013)      (22,190)         3,206           10,924     (1,088,302)      706,668
Change in unrealized gains (losses)             (425,032)     (189,598)       482,626           55,819       (638,125)   (2,812,178)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                               (103,548)       13,004        962,408          255,879     (1,774,315)   (2,199,022)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                         616,127     1,450,650      1,983,496        4,220,783        794,984     2,269,201
Benefit payments                                 (31,268)      (16,627)      (165,870)         (18,242)       (67,241)     (105,612)
Payments on termination                         (203,015)      (96,789)      (848,154)        (426,091)      (344,514)     (347,745)
Contract maintenance charge                           --           173             --              355             --         1,192
Transfers among the sub-accounts
  and with the Fixed Account - net               136,413     1,317,388      4,910,577        4,805,874      2,134,523     2,818,044
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                      518,257     2,654,795      5,880,049        8,582,679      2,517,752     4,635,080
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                414,709     2,667,799      6,842,457        8,838,558        743,437     2,436,058

NET ASSETS AT BEGINNING OF PERIOD              3,806,563     1,138,764     11,166,626        2,328,068     10,260,226     7,824,168
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $   4,221,272  $  3,806,563  $  18,009,083    $  11,166,626  $  11,003,663  $ 10,260,226
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period       414,820       126,880      1,018,684          225,137      1,023,299       607,250
    Units issued                                 162,514       342,925        918,727          927,355      5,621,104       629,385
    Units redeemed                              (108,150)      (54,985)      (395,862)        (133,808)    (5,175,550)     (213,336)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period             469,184       414,820      1,541,549        1,018,684      1,468,853     1,023,299
                                           =============  ============  =============    =============  =============  ============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                      Putnam Variable Trust Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                                VT International               VT International
                                                Growth and Income              New Opportunities               VT Investors
                                           ---------------------------  ------------------------------  ---------------------------

                                                2002          2001           2002             2001           2002          2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $     (20,328) $     (6,562) $     (16,922)   $     (33,794) $    (178,037) $   (203,907)
Net realized gains (losses)                       81,807        46,420       (183,989)        (383,372)    (1,403,549)     (330,667)
Change in unrealized gains (losses)             (177,522)     (505,177)        35,115         (578,196)    (3,210,257)   (4,131,863)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                               (116,043)     (465,319)      (165,796)        (995,362)    (4,791,843)   (4,666,437)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                         218,906       714,317         39,871          400,243      1,060,118     4,557,817
Benefit payments                                 (31,753)      (12,004)       (27,483)          (6,601)      (161,884)     (241,599)
Payments on termination                          (85,926)     (118,061)      (117,692)        (100,296)      (771,532)   (1,191,241)
Contract maintenance charge                           --           254            (25)             451             --         2,135
Transfers among the sub-accounts
  and with the Fixed Account - net               682,868       435,838        802,503          191,102         53,101     5,761,311
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                      784,095     1,020,344        697,174          484,899        179,803     8,888,423
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                668,052       555,025        531,378         (510,463)    (4,612,040)    4,221,986

NET ASSETS AT BEGINNING OF PERIOD              2,225,168     1,670,143      2,448,547        2,959,010     18,236,845    14,014,859
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $   2,893,220  $  2,225,168  $   2,979,925    $   2,448,547  $  13,624,805  $ 18,236,845
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period       259,649       152,175        318,047          269,398      2,525,362     1,433,516
    Units issued                               3,959,858       172,772      6,714,685          145,163        688,969     1,637,882
    Units redeemed                            (3,808,143)      (65,298)    (6,462,309)         (96,514)      (696,588)     (546,036)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period             411,364       259,649        570,423          318,047      2,517,743     2,525,362
                                           =============  ============  =============    =============  =============  ============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                      Putnam Variable Trust Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                                 VT Money Market             VT New Opportunities                VT New Value
                                           ---------------------------  ------------------------------  ---------------------------

                                                2002          2001           2002             2001           2002          2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $     (21,145) $    148,343  $    (154,571)   $    (175,753) $     (24,345) $    (17,146)
Net realized gains (losses)                           --            --     (2,342,828)       1,634,385        (18,435)       33,095
Change in unrealized gains (losses)                   --            --     (2,309,747)      (6,719,016)    (1,074,247)       20,108
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                                (21,145)      148,343     (4,807,146)      (5,260,384)    (1,117,027)       36,057
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                       7,717,337     3,387,191        931,162        3,341,166        924,873     1,574,190
Benefit payments                                (244,717)     (244,278)      (101,273)        (159,114)       (85,489)      (33,319)
Payments on termination                       (1,478,857)   (1,258,641)      (583,474)        (655,497)      (266,709)      (86,442)
Contract maintenance charge                          (75)          395             --            2,117             --           136
Transfers among the sub-accounts
  and with the Fixed Account - net            (5,499,123)    6,231,955       (680,284)       3,728,788      1,469,297     2,326,065
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                      494,565     8,116,622       (433,869)       6,257,460      2,041,972     3,780,630
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                473,420     8,264,965     (5,241,015)         997,076        924,945     3,816,687

NET ASSETS AT BEGINNING OF PERIOD             10,855,422     2,590,457     14,891,393       13,894,317      4,707,162       890,475
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $  11,328,842  $ 10,855,422  $   9,650,378    $  14,891,393  $   5,632,107  $  4,707,162
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period       992,386       242,264      1,962,506        1,214,985        429,883        83,776
  Units issued                                12,709,141     1,534,686        343,279        1,150,661        382,774       413,549
  Units redeemed                             (12,659,413)     (784,564)      (430,631)        (403,140)      (197,443)      (67,442)
                                           -------------  ------------  -------------    -------------  -------------  ------------
Units outstanding at end of period             1,042,114       992,386      1,875,154        1,962,506        615,214       429,883
                                           =============  ============  =============    =============  =============  ============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                     Putnam Variable Trust Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                            VT OTC & Emerging Growth             VT Research                 VT Small Cap Value
                                           ---------------------------  ------------------------------  ---------------------------

                                                2002          2001           2002             2001          2002           2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $     (29,936) $    (38,726) $     (48,031)   $     (53,007) $     (64,566) $    (40,574)
Net realized gains (losses)                     (799,166)     (455,148)      (364,884)         159,712         16,257        32,251
Change in unrealized gains (losses)             (169,251)   (1,479,065)    (1,412,243)      (1,163,206)    (1,383,462)      478,615
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                               (998,353)   (1,972,939)    (1,825,158)      (1,056,501)    (1,431,771)      470,292
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                          64,641       777,878        770,492        1,673,571        975,293     1,481,580
Benefit payments                                  (9,581)      (45,240)      (103,072)         (45,589)       (54,567)       (2,272)
Payments on termination                         (125,519)      (92,248)      (268,723)        (421,712)      (289,600)     (175,819)
Contract maintenance charge                           --           519             --              579             --           222
Transfers among the sub-accounts
  and with the Fixed Account - net              (104,693)      974,160        682,552        2,797,402      1,271,785     1,919,055
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                     (175,152)    1,615,069      1,081,249        4,004,251      1,902,911     3,222,766
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS             (1,173,505)     (357,870)      (743,909)       2,947,750        471,140     3,693,058

NET ASSETS AT BEGINNING OF PERIOD              3,047,515     3,405,385      6,749,175        3,801,425      5,150,130     1,457,072
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $   1,874,010  $  3,047,515  $   6,005,266    $   6,749,175  $   5,621,270  $  5,150,130
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period       596,523       355,506        751,583          338,635        349,309       115,092
    Units issued                                 104,905       404,058        334,519          529,970        260,501       327,688
    Units redeemed                              (154,409)     (163,041)      (212,279)        (117,022)      (136,694)      (93,471)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period             547,019       596,523        873,823          751,583        473,116       349,309
                                           =============  ============  =============    =============  =============  ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                      Putnam Variable Trust Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                                   VT Technology        VT Utilities Growth and Income            VT Vista
                                           ---------------------------  ------------------------------  ---------------------------

                                              2002 (g)        2001           2002             2001          2002           2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $      (7,856) $     (8,685) $      83,220    $      42,120  $     (75,580) $    (84,194)
Net realized gains (losses)                     (787,731)     (161,819)      (419,647)         115,500     (1,030,206)      370,771
Change in unrealized gains (losses)              337,975      (126,280)      (813,800)      (1,086,042)    (1,271,269)   (3,048,984)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                               (457,612)     (296,784)    (1,150,227)        (928,422)    (2,377,055)   (2,762,407)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                          61,238       373,224        322,873        1,487,679        386,924     1,967,227
Benefit payments                                      --            (4)       (30,345)         (16,528)       (38,456)      (82,330)
Payments on termination                          (17,049)      (19,523)      (189,644)        (160,811)      (300,236)     (348,165)
Contract maintenance charge                           --            92             --              369             --           954
Transfers among the sub-accounts
  and with the Fixed Account - net              (466,352)      221,698       (212,354)       1,510,445       (324,890)    2,351,032
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                     (422,163)      575,487       (109,470)       2,821,154       (276,658)    3,888,718
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS               (879,775)      278,703     (1,259,697)       1,892,732     (2,653,713)    1,126,311

NET ASSETS AT BEGINNING OF PERIOD                879,775       601,072      4,317,355        2,424,623      7,387,710     6,261,399
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $          --  $    879,775  $   3,057,658    $   4,317,355  $   4,733,997  $  7,387,710
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period       246,240       101,041        485,753          209,218        853,094       469,248
    Units issued                                 241,145       238,119        114,886          358,239        171,508       573,606
    Units redeemed                              (487,385)      (92,920)      (142,010)         (81,704)      (226,826)     (189,760)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period                  --       246,240        458,629          485,753        797,776       853,094
                                           =============  ============  =============    =============  =============  ============

(g) For the Period Beginning January 1, 2002 and Ended October 11, 2002

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                         Scudder Variable Series I
                                                       Putnam Variable Trust Sub-Accounts                       Sub-Accounts
                                           -----------------------------------------------------------  ---------------------------

                                                    VT Voyager                  VT Voyager II               21st Century Growth
                                           ---------------------------  ------------------------------  ---------------------------

                                                2002          2001           2002             2001          2002           2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $    (136,635) $    (31,867) $      (9,325)   $      (3,545) $         (40) $        (66)
Net realized gains (losses)                   (2,707,275)    4,056,082        (31,175)         (18,937)           (24)       (2,679)
Change in unrealized gains (losses)           (4,378,666)  (10,025,495)      (163,350)         (58,150)        (2,738)         (501)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                             (7,222,576)   (6,001,280)      (203,850)         (80,632)        (2,802)       (3,246)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                       1,789,130     5,293,560        149,869          429,422          3,675            --
Benefit payments                                (177,718)      (79,402)       (22,104)              --             --            --
Payments on termination                       (1,172,861)     (999,420)       (17,153)         (17,244)            --            --
Contract maintenance charge                           --         3,178             --               14             --             1
Transfers among the sub-accounts
  and with the Fixed Account - net              (293,526)    5,925,855        709,275          122,888             --          (929)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                      145,025    10,143,771        819,887          535,080          3,675          (928)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS             (7,077,551)    4,142,491        616,037          454,448            873        (4,174)

NET ASSETS AT BEGINNING OF PERIOD             25,006,570    20,864,079        544,402           89,954          4,999         9,173
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $  17,929,019  $ 25,006,570  $   1,160,439    $     544,402  $       5,872  $      4,999
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period     2,800,185     1,766,998        108,953           12,302            485           679
    Units issued                                 709,702     1,575,796        268,979          108,838            493           485
    Units redeemed                              (711,715)     (542,609)       (43,926)         (12,187)            (1)         (679)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period           2,798,172     2,800,185        334,006          108,953            977           485
                                           =============  ============  =============    =============  =============  ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                    Scudder Variable Series I Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                                     Balanced                        Bond                      Capital Growth
                                           ---------------------------  ------------------------------  ---------------------------

                                                2002          2001           2002             2001          2002           2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $          22  $        (10) $         401    $         131  $         (20) $         (5)
Net realized gains (losses)                           (8)           (1)            (1)              --             (6)           (1)
Change in unrealized gains (losses)               (1,236)          (26)           495               66         (1,038)          (40)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                                 (1,222)          (37)           895              197         (1,064)          (46)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                           7,481            --          7,351               --          3,675            --
Benefit payments                                      --            --             --               --             --            --
Payments on termination                               --            --             --               --             --            --
Contract maintenance charge                           --            --             --               --             --            --
Transfers among the sub-accounts
  and with the Fixed Account - net                 1,751         3,192            310            7,627             --         1,587
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                        9,232         3,192          7,661            7,627          3,675         1,587
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                  8,010         3,155          8,556            7,824          2,611         1,541

NET ASSETS AT BEGINNING OF PERIOD                  3,155            --          7,824               --          1,541            --
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $      11,165  $      3,155  $      16,380    $       7,824  $       4,152  $      1,541
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period           287            --            691               --            150            --
    Units issued                                     982           287            665              691            425           150
    Units redeemed                                   (65)           --             --               --             --            --
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period               1,204           287          1,356              691            575           150
                                           =============  ============  =============    =============  =============  ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                    Scudder Variable Series I Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                                 Global Discovery              Growth and Income               International
                                           ---------------------------  ------------------------------  ---------------------------

                                                2002          2001           2002             2001          2002           2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $         (24) $         (5) $         (19)   $          13  $          (8) $        (13)
Net realized gains (losses)                           (6)           (1)           (24)              87            (23)          703
Change in unrealized gains (losses)                 (866)          (71)        (2,889)            (657)        (1,328)       (2,197)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                                   (896)          (77)        (2,932)            (557)        (1,359)       (1,507)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                           3,676            --          7,481               --          3,674            --
Benefit payments                                      --            --             --               --             --            --
Payments on termination                               --            --             --               --             --            --
Contract maintenance charge                           --            --             --               --             --            --
Transfers among the sub-accounts
  and with the Fixed Account - net                    --         1,597          1,759            7,599             --         6,011
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                        3,676         1,597          9,240            7,599          3,674         6,011
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                  2,780         1,520          6,308            7,042          2,315         4,504

NET ASSETS AT BEGINNING OF PERIOD                  1,520            --          7,042               --          4,504            --
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $       4,300  $      1,520  $      13,350    $       7,042  $       6,819  $      4,504
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period           121            --            778               --            530            --
    Units issued                                     310           121          1,236              778            462           530
    Units redeemed                                    --            --            (78)              --             --            --
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period                 431           121          1,936              778            992           530
                                           =============  ============  =============    =============  =============  ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Scudder Variable
                                                  Scudder Variable Series I Sub-Accounts             Series II Sub-Account
                                             ------------------------------------------------   -------------------------------

                                              Large Growth
                                                Company                 Money Market                        Growth
                                             --------------   -------------------------------   ------------------------------

                                                2001 (m)           2002             2001             2002           2001 (m)
                                             --------------   --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                 $           (7)  $           --   $          195   $          (21)  $          (16)
Net realized gains (losses)                            (774)              --               --               (8)              (2)
Change in unrealized gains (losses)                      --               --               --           (1,057)            (286)
                                             --------------   --------------   --------------   --------------   --------------

Increase (decrease) in net assets
  from operations                                      (781)              --              195           (1,086)            (304)
                                             --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                                 --               --               --               --               --
Benefit payments                                         --               --               --               --               --
Payments on termination                                  --               --               --               --               --
Contract maintenance charge                              --               --                3               --               --
Transfers among the sub-accounts
  and with the Fixed Account - net                      781               --          (22,227)             312            3,637
                                             --------------   --------------   --------------   --------------   --------------

Increase (decrease) in net assets
  from capital transactions                             781               --          (22,224)             312            3,637
                                             --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS                        --               --          (22,029)            (774)           3,333

NET ASSETS AT BEGINNING OF PERIOD                        --               --           22,029            3,333               --
                                             --------------   --------------   --------------   --------------   --------------

NET ASSETS AT END OF PERIOD                  $           --   $           --   $           --   $        2,559   $        3,333
                                             ==============   ==============   ==============   ==============   ==============

UNITS OUTSTANDING
  Units outstanding at beginning of period               --               --            1,996              395               --
    Units issued                                        395               --            3,091               38              395
    Units redeemed                                     (395)              --           (5,087)              --               --
                                             --------------   --------------   --------------   --------------   --------------
  Units outstanding at end of period                     --               --               --              433              395
                                             ==============   ==============   ==============   ==============   ==============

(m) On May 1, 2001 the Large Company Growth Sub-Account of the Scudder Variable Series I merged into the Growth Sub-Account of the Scudder Variable
    Series II

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                Van Kampen Life Investment Trust Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                                   LIT Comstock               LIT Domestic Income           LIT Emerging Growth
                                           ---------------------------  ------------------------------  ---------------------------

                                                2002          2001         2002 (i)         2001 (l)         2002          2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $      (5,161) $     (2,636) $      13,155    $        (212) $      (4,094) $     (2,475)
Net realized gains (losses)                      (17,208)       (2,018)       (13,219)              11        (32,289)       (2,464)
Change in unrealized gains (losses)             (164,779)      (22,066)          (662)             662       (145,513)      (57,203)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                               (187,148)      (26,720)          (726)             461       (181,896)      (62,142)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                         675,394       442,948        160,541           76,228        292,917       244,849
Benefit payments                                      --            --             --               --             --            --
Payments on termination                          (25,542)       (3,928)        (2,967)            (529)       (10,378)       (1,684)
Contract maintenance charge                         (273)          (11)            (8)              --           (150)           10
Transfers among the sub-accounts
  and with the Fixed Account - net               151,357        16,704       (238,135)           5,135         36,594        24,949
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                      800,936       455,713        (80,569)          80,834        318,983       268,124
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                613,788       428,993        (81,295)          81,295        137,087       205,982

NET ASSETS AT BEGINNING OF PERIOD                432,893         3,900         81,295               --        330,265       124,283
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $   1,046,681  $    432,893  $          --    $      81,295  $     467,352  $    330,265
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period        38,811           337          7,234               --         65,356        16,637
    Units issued                                 103,798        44,920         24,428            7,283        106,797        50,319
    Units redeemed                               (24,925)       (6,446)       (31,662)             (49)       (33,432)       (1,600)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period             117,684        38,811             --            7,234        138,721        65,356
                                           =============  ============  =============    =============  =============  ============

(i) On May 1, 2002 LIT Domestic Income Merged into LIT Government

(l) For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Wells Fargo Variable
                                               Van Kampen Life Investment Trust Sub-Accounts          Trust Sub-Accounts
                                             ------------------------------------------------   -------------------------------

                                             LIT Government           LIT Money Market          Wells Fargo VT Asset Allocation
                                             --------------   -------------------------------   -------------------------------

                                                2002 (j)           2002           2001 (l)           2002             2001
                                             --------------   --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                 $       (2,540)  $         (967)  $        9,822   $        2,977   $          334
Net realized gains (losses)                           4,280               --               --           (2,280)           1,890
Change in unrealized gains (losses)                  16,487               --               --          (44,376)          (3,348)
                                             --------------   --------------   --------------   --------------   --------------

Increase (decrease) in net assets
  from operations                                    18,227             (967)           9,822          (43,679)          (1,124)
                                             --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                            214,639        1,069,697        1,954,846          192,625          114,671
Benefit payments                                         --         (242,881)              --               --               --
Payments on termination                             (14,126)         (77,902)          (7,530)         (24,449)          (1,080)
Contract maintenance charge                             (31)            (187)              (3)            (184)               1
Transfers among the sub-accounts
  and with the Fixed Account - net                  277,122          (25,192)        (613,513)         186,483              622
                                             --------------   --------------   --------------   --------------   --------------

Increase (decrease) in net assets
  from capital transactions                         477,604          723,535        1,333,800          354,475          114,214
                                             --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS                   495,831          722,568        1,343,622          310,796          113,090

NET ASSETS AT BEGINNING OF PERIOD                        --        1,343,622               --          119,765            6,675
                                             --------------   --------------   --------------   --------------   --------------

NET ASSETS AT END OF PERIOD                  $      495,831   $    2,066,190   $    1,343,622   $      430,561   $      119,765
                                             ==============   ==============   ==============   ==============   ==============

UNITS OUTSTANDING
  Units outstanding at beginning of period               --          129,426               --           13,021              667
    Units issued                                     62,595          217,804          215,312           48,396           12,470
    Units redeemed                                  (16,003)        (148,112)         (85,886)          (7,025)            (116)
                                             --------------   --------------   --------------   --------------   --------------
  Units outstanding at end of period                 46,592          199,118          129,426           54,392           13,021
                                             ==============   ==============   ==============   ==============   ==============

(j) For the Period Beginning May 1, 2002 and Ended December 31, 2002

(l) For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------

                                                          Wells Fargo Variable Trust Sub-Accounts
                                             -----------------------------------------------------------------

                                              Wells Fargo VT Equity-Income          Wells Fargo VT Growth
                                             -------------------------------   -------------------------------

                                                  2002             2001             2002             2001
                                             --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                 $          863   $          (88)  $         (716)  $         (278)
Net realized gains (losses)                          (7,377)           1,813           (9,012)           2,605
Change in unrealized gains (losses)                 (24,849)          (5,590)         (10,645)          (7,135)
                                             --------------   --------------   --------------   --------------

Increase (decrease) in net assets
  from operations                                   (31,363)          (3,865)         (20,373)          (4,808)
                                             --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                            140,144           75,175           54,133           32,620
Benefit payments                                         --               --               --               --
Payments on termination                              (7,734)            (740)            (484)              --
Contract maintenance charge                             (46)              --              (42)             (18)
Transfers among the sub-accounts
  and with the Fixed Account - net                      545            9,155           39,505            4,000
                                             --------------   --------------   --------------   --------------

Increase (decrease) in net assets
  from capital transactions                         132,909           83,590           93,112           36,602
                                             --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS                   101,546           79,725           72,739           31,794

NET ASSETS AT BEGINNING OF PERIOD                    82,475            2,750           35,321            3,527
                                             --------------   --------------   --------------   --------------

NET ASSETS AT END OF PERIOD                  $      184,021   $       82,475   $      108,060   $       35,321
                                             ==============   ==============   ==============   ==============

UNITS OUTSTANDING
  Units outstanding at beginning of period            8,467              264            4,893              390
    Units issued                                     19,858            8,280           16,225            4,506
    Units redeemed                                   (4,629)             (77)            (675)              (3)
                                             --------------   --------------   --------------   --------------
  Units outstanding at end of period                 23,696            8,467           20,443            4,893
                                             ==============   ==============   ==============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    ORGANIZATION

      Allstate Life of New York Separate Account A (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company of New York ("Allstate New York"). The assets of the Account are legally segregated from those of Allstate New York. Allstate New York is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

      Allstate New York issues fifteen variable annuity contracts, the AIM Lifetime Plus(sm) ("Lifetime Plus"), the AIM Lifetime Plus(sm) II ("Lifetime Plus II"), the AIM Lifetime Enhanced Choice ("Enhanced Choice"), the AIM Lifetime America Series ("America Series"), the Scudder Horizon Advantage ("Scudder"), the Putnam Allstate Advisor ("Putnam"), the Putnam Allstate Advisor Plus ("Putnam Plus"), the Putnam Allstate Advisor Preferred ("Putnam Preferred"), the Allstate Custom Portfolio ("Custom"), the AFA SelectDirections ("SelectDirections"), the Allstate Provider ("Provider"), the Provider Ultra ("Ultra"), the Allstate Advisor ("Advisor"), the Allstate Advisor Plus ("Advisor Plus"), and the Allstate Advisor Preferred ("Advisor Preferred") (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any contract provisions wherein Allstate New York contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

      AIM VARIABLE INSURANCE FUNDS                                AIM VARIABLE INSURANCE FUNDS SERIES II
         AIM V.I. Aggressive Growth                                  (CONTINUED)
         AIM V.I. Balanced                                           AIM V.I. Basic Value II
         AIM V.I. Basic Value                                        AIM V. I. Blue Chip II
         AIM V.I. Blue Chip                                          AIM V. I. Capital Appreciation II
         AIM V.I. Capital Appreciation                               AIM V. I. Capital Development II
         AIM V.I. Capital Development                                AIM V. I. Core Equity II
         AIM V.I. Core Equity (Previously known as                   AIM V. I. Dent Demographics II
            AIM V.I. Growth and Income)                              AIM V. I. Diversified Income II
         AIM V.I. Dent Demographics                                  AIM V. I. Global Utilities II
         AIM V.I. Diversified Income                                 AIM V. I. Government Securities II
         AIM V.I. Global Utilities                                   AIM V. I. Growth II
         AIM V.I. Government Securities                              AIM V. I. High Yield II
         AIM V.I. Growth                                             AIM V. I. International Growth II
         AIM V.I. High Yield                                         AIM V. I. Mid Cap Core Equity II
         AIM V.I. International Growth (Previously known             AIM V. I. Money Market II
            AIM V.I. International Equity)                           AIM V. I. New Technology II
         AIM V.I. Mid Cap Core Equity (Previously                    AIM V. I. Premier Equity II
            known as Mid Cap Equity)                              DELAWARE GROUP PREMIUM FUND, INC.
         AIM V.I. Money Market                                       Delaware VIP GP Small Cap Value
         AIM V.I. New Technology                                     Delaware VIP GP Trend
         AIM V. I. Premier Equity (Previously known               DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
            as AIM V.I. Value)                                       Dreyfus Socially Responsible Growth Fund
      AIM VARIABLE INSURANCE FUNDS SERIES II                      DREYFUS STOCK INDEX FUND
         AIM V.I. Aggressive Growth II                               Dreyfus Stock Index Fund
         AIM V.I. Balanced II

--------------------------------------------------------------------------------

1.    ORGANIZATION (CONTINUED)

      DREYFUS VARIABLE INVESTMENT FUND                            PUTNAM VARIABLE TRUST (CONTINUED)
         VIF Capital Appreciation                                    VT Global Equity (Previously known as
         VIF Growth & Income                                           Global Growth)
         VIF Money Market                                            VT Growth and Income
      FIDELITY VARIABLE INSURANCE PRODUCTS FUND                      VT Growth Opportunities
         VIP Contrafund                                              VT Health Sciences
         VIP Equity-Income                                           VT High Yield
         VIP Growth                                                  VT Income
         VIP Growth Opportunities                                    VT International Growth
         VIP High Income                                             VT International Growth and Income
         VIP Index 500                                               VT International New Opportunities
         VIP Investment Grade Bond                                   VT Investors
         VIP Overseas                                                VT Money Market
      FRANKLIN TEMPLETON VARIABLE INSURANCE                          VT New Opportunities
       PRODUCTS TRUST                                                VT New Value
         Mutual Shares Securities                                    VT OTC & Emerging Growth
         Templeton Asset Strategy                                    VT Research
         Templeton Foreign Securities (Previously                    VT Small Cap Value
            known as Templeton International                         VT Technology (Closed 10/11/2002)
            Securities)                                              VT Utilities Growth and Income
      GOLDMAN SACHS VARIABLE INSURANCE TRUST                         VT Vista
         VIT CORE Small Cap Equity                                   VT Voyager
      HSBC VARIABLE INSURANCE FUNDS                                  VT Voyager II
         HSBC VI Cash Management                                  SCUDDER VARIABLE SERIES I
         HSBC VI Fixed Income                                        21st Century Growth
         HSBC VI Growth & Income                                     Balanced
      MFS VARIABLE INSURANCE TRUST                                   Bond
         MFS Bond                                                    Capital Growth
         MFS Emerging Growth                                         Global Discovery
         MFS High Income                                             Growth and Income
         MFS Investors Trust                                         International
         MFS New Discovery                                           Large Company Growth (merged into Scudder
      OPPENHEIMER VARIABLE ACCOUNT FUNDS                               Variable Series II Growth)
         Oppenheimer Aggressive Growth                               Money Market*
         Oppenheimer Bond                                         SCUDDER VARIABLE SERIES II
         Oppenheimer Capital Appreciation                            Growth
         Oppenheimer Global Securities                            VAN KAMPEN LIFE INVESTMENT TRUST
         Oppenheimer High Income                                     LIT Comstock
         Oppenheimer Main Street Growth & Income                     LIT Domestic Income (Merged into LIT
         Oppenheimer Main Street Small Cap Growth                      Government)
         Oppenheimer Strategic Bond                                  LIT Emerging Growth
      PUTNAM VARIABLE TRUST                                          LIT Government
         VT American Government Income                               LIT Money Market
         VT Asia Pacific Growth (Closed 10/11/2002)               WELLS FARGO VARIABLE TRUST
         VT Capital Appreciation                                     Wells Fargo VT Asset Allocation
         VT Diversified Income                                       Wells Fargo VT Equity Income
         VT The George Putnam Fund of Boston                         Wells Fargo VT Growth
         VT Global Asset Allocation

         * This Fund was available, but had no Fund activity as of December 31, 2002.

--------------------------------------------------------------------------------

1.    ORGANIZATION (CONTINUED)

      Allstate New York provides insurance and administrative services to the contractholders for a fee. Allstate New York also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Allstate New York has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices.

      INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

      REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Income from realized gain distributions are recorded on the Funds' ex-distribution date.

      FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Allstate New York. Allstate New York is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

      USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.    EXPENSES

      MORTALITY AND EXPENSE RISK CHARGE - Allstate New York assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a range from 0.40% to 1.65% per annum of daily net assets of the Account, based on the contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate New York guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

--------------------------------------------------------------------------------

3.    EXPENSES (CONTINUED)

      ADMINISTRATIVE EXPENSE CHARGE - Allstate New York deducts administrative expense charges daily at a rate equal to 0.10% per annum of the average daily net assets of the Account for Lifetime Plus, Lifetime Plus II, America Series, Enhanced Choice, Custom, SelectDirections, Provider, and Ultra contracts, 0.30% for Scudder, and 0.19% for Advisor, Advisor Plus, and Advisor Preferred. The administrative expense charge is recognized as a reduction in accumulation unit values.

      CONTRACT MAINTENANCE CHARGE - Allstate New York deducts an annual maintenance charge of $35 for Lifetime Plus, Lifetime Plus II, Enhanced Choice, and Ultra and $30 for Putnam, Custom, SelectDirections, Provider, Advisor, Advisor Plus, and Advisor Preferred on each contract anniversary and guarantees that this charge will not increase over the lives of the Contracts. This charge will be waived if certain conditions are met. The contract maintenance charge is recognized as redemption of units.

--------------------------------------------------------------------------------

4. PURCHASES OF INVESTMENTS

   The cost of purchases of investments for the year ended December 31, 2002 were as follows:

                                                                               Purchases
                                                                             -------------
Investments in the AIM Variable Insurance Funds Sub-Accounts:
     AIM V. I. Aggressive Growth                                             $     794,518
     AIM V. I. Balanced                                                          2,927,564
     AIM V. I. Basic Value                                                       1,941,829
     AIM V. I. Blue Chip                                                         1,854,548
     AIM V. I. Capital Appreciation                                              1,409,734
     AIM V. I. Capital Development                                                 244,099
     AIM V. I. Core Equity (a)                                                   1,442,338
     AIM V. I. Dent Demographics                                                   220,334
     AIM V. I. Diversified Income                                                1,524,930
     AIM V. I. Global Utilities                                                    397,729
     AIM V. I. Government Securities                                             5,399,662
     AIM V. I. Growth                                                              662,866
     AIM V. I. High Yield                                                          513,158
     AIM V. I. International Growth (b)                                          1,155,395
     AIM V. I. Mid Cap Core Equity (c)                                             724,309
     AIM V. I. Money Market                                                      2,634,248
     AIM V. I. New Technology                                                      179,055
     AIM V. I. Premier Equity (d)                                                2,514,903

Investments in the AIM Variable Insurance Funds Series II Sub-Accounts:
     AIM V. I. Aggressive Growth II (e)                                             23,103
     AIM V. I. Balanced II (e)                                                      72,060
     AIM V. I. Basic Value II (e)                                                   72,076
     AIM V. I. Blue Chip II (e)                                                     37,001
     AIM V. I. Capital Appreciation II (e)                                           4,750
     AIM V. I. Capital Development II (e)                                            3,067
     AIM V. I. Core Equity II (e)                                                   26,842
     AIM V. I. Dent Demographics II (e)                                              9,339
     AIM V. I. Diversified Income II (e)                                            49,959
     AIM V. I. Global Utilities II (e)                                              22,108
     AIM V. I. Government Securities II (e)                                      1,820,797
     AIM V. I. Growth II (e)                                                         7,954
     AIM V. I. High Yield II (e)                                                    10,634
     AIM V. I. International Growth II (e)                                           1,910
     AIM V. I. Mid Cap Core Equity II (e)                                           11,240
     AIM V. I. Money Market II (e)                                                 239,962
     AIM V. I. New Technology II (e)                                                    24
     AIM V. I. Premier Equity II (e)                                                10,492

(a) Previously known as AIM V. I. Growth and Income

(b) Previously known as AIM V. I. International Equity

(c) Previously known as AIM V. I. Mid Cap Equity

(d) Previously known as AIM V. I. Value

(e) For the period beginning June 3, 2002 and ending December 31, 2002

--------------------------------------------------------------------------------

4.    PURCHASES OF INVESTMENTS (CONTINUED)

                                                                               Purchases
                                                                             -------------
Investments in the Delaware Group Premium Fund, Inc. Sub-Accounts:
     Delaware GP Small Cap Value                                             $   1,213,655
     Delaware GP Trend                                                             437,538

Investments in the Dreyfus Socially Responsible Growth Fund, Inc.
   Sub-Account:
     Dreyfus Socially Responsible Growth Fund                                       74,890

Investments in the Dreyfus Stock Index Fund Sub-Account:
     Dreyfus Stock Index Fund                                                    3,111,146

Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
     VIF Capital Appreciation                                                      469,771
     VIF Growth & Income                                                               100
     VIF Money Market                                                                  101

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
     VIP Contrafund                                                              1,283,550
     VIP Equity-Income                                                           2,481,152
     VIP Growth                                                                  1,886,542
     VIP Growth Opportunities                                                      207,547
     VIP High Income                                                               180,746
     VIP Index 500                                                               1,169,764
     VIP Investment Grade Bond                                                   1,434,608
     VIP Overseas                                                                  501,031

Investments in the Franklin Templeton Variable Insurance Products Trust
   Sub-Accounts:
     Mutual Shares Securities                                                          471
     Templeton Asset Strategy                                                      238,388
     Templeton Foreign Securities (f)                                              577,222

Investments in the Goldman Sachs Variable Insurance Trust
   Sub-Account:
     VIT CORE Small Cap Equity                                                         100

Investments in the HSBC Variable Insurance Funds Sub-Accounts:
     HSBC VI Cash Management                                                     2,647,620
     HSBC VI Fixed Income                                                        1,253,210
     HSBC VI Growth & Income                                                       842,254

(f) Previously known as Templeton International Securities

--------------------------------------------------------------------------------

4.    PURCHASES OF INVESTMENTS (CONTINUED)

                                                                               Purchases
                                                                             -------------
Investments in the MFS Variable Insurance Trust Accounts:
     MFS Bond                                                                $   1,034,737
     MFS Emerging Growth                                                               100
     MFS High Income                                                                84,735
     MFS Investors Trust                                                           439,839
     MFS New Discovery                                                             381,812

Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
     Oppenheimer Aggressive Growth                                                 856,095
     Oppenheimer Bond                                                            1,094,050
     Oppenheimer Capital Appreciation                                              604,358
     Oppenheimer Global Securities                                                 375,898
     Oppenheimer High Income                                                       341,041
     Oppenheimer Main Street Growth & Income                                     1,903,819
     Oppenheimer Main Street Small Cap Growth                                      501,150
     Oppenheimer Strategic Bond                                                  1,680,904

Investments in the Putnam Variable Trust Sub-Accounts:
     VT American Government Income                                               7,310,238
     VT Asia Pacific Growth (g)                                                  8,840,844
     VT Capital Appreciation                                                       550,130
     VT Diversified Income                                                       3,069,805
     VT The George Putnam Fund of Boston                                         4,712,677
     VT Global Asset Allocation                                                    704,738
     VT Global Equity (h)                                                       22,070,380
     VT Growth  Opportunities                                                      266,676
     VT Growth and Income                                                        9,458,505
     VT Health Sciences                                                          1,197,340
     VT High Yield                                                               1,569,076
     VT Income                                                                   7,784,041
     VT International Growth                                                    26,904,117
     VT International Growth and Income                                         18,723,590
     VT International New Opportunities                                         20,270,831
     VT Investors                                                                2,157,728
     VT Money Market                                                            98,875,489
     VT New Opportunities                                                        1,158,449
     VT New Value                                                                3,068,251
     VT OTC & Emerging Growth                                                      227,949
     VT Research                                                                 1,791,637
     VT Small Cap Value                                                          2,832,033
     VT Technology (g)                                                             651,941
     VT Utilities Growth and Income                                                759,475
     VT Vista                                                                      697,568
     VT Voyager                                                                  2,898,637
     VT Voyager II                                                                 953,080

(g) For the Period Beginning January 1, 2002 and Ended October 11, 2002

(h) Previously known as Global Growth

--------------------------------------------------------------------------------

4.    PURCHASES OF INVESTMENTS (CONTINUED)

                                                                               Purchases
                                                                             -------------
Investments in the Scudder Variable Series I Sub-Accounts:
     21st Century Growth                                                     $       3,670
     Balanced                                                                        9,612
     Bond                                                                            8,152
     Capital Growth                                                                  3,677
     Global Discovery                                                                3,673
     Growth and Income                                                               9,591
     International                                                                   3,705

Investments in the Scudder Variable Series II Sub-Account:
     Growth                                                                            309

Investments in the Van Kampen Life Investment Trust Sub-Accounts:
     LIT Comstock                                                                  874,659
     LIT Domestic Income (i)                                                       184,853
     LIT Emerging Growth                                                           411,847
     LIT Government (j)                                                            569,722
     LIT Money Market                                                            1,563,535

Investments in the Wells Fargo Variable Trust Sub-Accounts:
     Wells Fargo VT Asset Allocation                                               399,808
     Wells Fargo VT Equity Income                                                  175,204
     Wells Fargo VT Growth                                                         131,559
                                                                             -------------

                                                                             $ 312,133,282
                                                                             =============

(i) On May 1, 2002 LIT Domestic Income Merged into LIT Government

(j) For the Period Beginning May 1, 2002 and Ended December 31, 2002

--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS

      The range of lowest and highest accumulation unit values, the investment income ratio, the range of lowest and highest expense ratio assessed by Allstate New York, and the corresponding range of total return is presented for each rider option of the sub-account which had outstanding units during the period.

      As explained in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several accumulation unit values for each sub-account based upon those choices.

      ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

        * INVESTMENT INCOME RATIO - This represents dividends, excluding realized gain distributions, received by the sub-account, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses that result in direct reductions in the accumulation unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

        ** EXPENSE RATIO - This represents the annualized contract expenses of the sub-account for the period and includes only those expenses that are charged through a reduction in the accumulation unit values. Excluded are expenses of the underlying fund portfolio and charges made directly to contractholder accounts through the redemption of units.

        *** TOTAL RETURN - This represents the total return for the period and reflects those expenses that result in direct reductions in the accumulation unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. In the year of launch, returns on new products were annualized to represent the return as if the contractholder was invested in the sub-account for the entire year. Total return is calculated using unrounded accumulation unit values.

            Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.

                                                       At December 31,                For the year ended December 31,
                                                    -------------------- -------------------------------------------------------

                                                        Accumulation       Investment           Expense             Total
                                                         Unit Value       Income Ratio*         Ratio**           Return***
                                                    -------------------- ---------------    ---------------   ------------------
Investments in the AIM Variable Insurance Funds
    Sub-Accounts:
      AIM V. I. Aggressive Growth
        2002                                        $   6.12 - $    7.90          0.00 %    1.10 % - 1.70 %   -23.78 %- -23.51 %
        2001                                            8.02 -     10.31          0.00      1.10   - 1.45     -27.13  - -26.88
      AIM V. I. Balanced
        2002                                            6.59 -      8.86          2.72      1.10   - 1.70     -18.30  - -18.01
        2001                                            7.94 -     10.85          2.44      1.10   - 1.45     -12.71  - -12.40
      AIM V. I. Basic Value
        2002                                            7.93 -      8.63          0.00      1.10   - 1.70     -23.27  - -23.00
        2001 (k)                                       11.20 -     11.21          0.21      1.10   - 1.45      12.00  -  12.10
      AIM V. I. Blue Chip
        2002                                            4.90 -      7.37          0.00      1.10   - 1.70     -27.23  - -26.97
        2001                                            6.24 -      6.78          0.02      1.10   - 1.45     -23.66  - -23.39
      AIM V. I. Capital Appreciation
        2002                                            4.32 -     10.57          0.00      1.10   - 1.70     -25.45  - -25.18
        2001                                            5.78 -     14.18          0.00      1.10   - 1.45     -24.39  - -24.12
      AIM V. I. Capital Development
        2002                                            8.14 -      8.81          0.00      1.10   - 1.70     -22.49  - -22.22
        2001                                            9.67 -     11.37          0.00      1.10   - 1.45      -9.42  -  -9.10

(k) For the Period Beginning October 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       At December 31,                For the year ended December 31,
                                                    -------------------- -------------------------------------------------------

                                                        Accumulation       Investment           Expense            Total
                                                         Unit Value       Income Ratio*         Ratio**           Return***
                                                    -------------------- ---------------    ---------------   ------------------
Investments in the AIM Variable Insurance Funds
    Sub-Accounts (continued):
      AIM V. I. Core Equity (a)
        2002                                        $   5.19 - $   12.86          0.31 %    1.10 % - 1.70 %   -16.80 %- -16.51 %
        2001                                            6.23 -     15.46          0.05      1.10   - 1.45     -23.95  - -23.68
      AIM V. I. Dent Demographics
        2002                                            3.54 -      6.78          0.00      1.10   - 1.50     -33.18  - -32.94
        2001                                            5.29 -      5.33          0.00      1.10   - 1.45     -32.90  - -32.66
      AIM V. I. Diversified Income
        2002                                            9.94 -     11.89          7.98      1.10   - 1.70       0.82  -   1.18
        2001                                            9.69 -     11.79          7.57      1.10   - 1.45       2.09  -   2.45
      AIM V. I. Global Utilities
        2002                                            5.28 -     10.26          2.84      1.10   - 1.70     -26.61  - -26.35
        2001                                            7.19 -     13.98          1.43      1.10   - 1.45     -28.97  - -28.72
      AIM V. I. Government Securities
        2002                                           10.64 -     13.76          2.40      1.10   - 1.70       8.02  -   8.40
        2001                                           11.31 -     12.74          4.24      1.10   - 1.45       4.87  -   5.24
      AIM V. I. Growth
        2002                                            3.70 -      8.78          0.00      1.10   - 1.70     -31.97  - -31.73
        2001                                            4.92 -     12.90          0.20      1.10   - 1.45     -34.84  - -34.61
      AIM V. I. High Yield
        2002                                            6.91 -      9.17          0.00      1.10   - 1.70      -7.20  -  -6.87
        2001                                            7.44 -      7.84         17.67      1.10   - 1.45      -6.37  -  -6.04
      AIM V. I. International Growth (b)
        2002                                            5.09 -      9.96          0.60      1.10   - 1.70     -16.89  - -16.60
        2001                                            6.11 -     11.98          0.31      1.10   - 1.45     -24.64  - -24.37
      AIM V. I. Mid Cap Core Equity (c)
        2002                                            9.07 -      9.99          0.00      1.10   - 1.70     -12.38  - -12.07
        2001 (k)                                       11.36 -     11.37          0.27      1.10   - 1.45      13.57  -  13.67
      AIM V. I. Money Market
        2002                                           10.69 -     12.20          1.19      1.10   - 1.45      -0.27  -   0.08
        2001                                           10.71 -     12.23          3.29      1.10   - 1.45       2.12  -   2.48
      AIM V. I. New Technology
        2002                                            5.65 -      5.71          0.00      1.10   - 1.70     -45.93  - -45.73
        2001                                           10.45 -     10.52          2.00      1.10   - 1.45     -48.23  - -48.05

(a) Previously known as AIM V. I. Growth and Income

(b) Previously known as AIM V. I. International Equity

(c) Previously known as AIM V. I. Mid Cap Equity

(k) For the Period Beginning October 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       At December 31,                For the year ended December 31,
                                                    -------------------- -------------------------------------------------------

                                                        Accumulation       Investment           Expense            Total
                                                         Unit Value       Income Ratio*         Ratio**           Return***
                                                    -------------------- ---------------    ---------------   ------------------
Investments in the AIM Variable Insurance Funds
    Sub-Accounts (continued):
     AIM V. I. Premier Equity (d)
        2002                                        $   5.15 - $   11.26          0.31 %    1.10 % - 1.70 %   -31.27 %- -31.02 %
        2001                                            6.98 -     16.38          0.13      1.10   - 1.45     -13.83  - -13.53

Investments in the AIM Variable Insurance Funds
  Series II Sub-Accounts:
      AIM V. I. Aggressive Growth II
        2002 (e)                                        8.04 -      8.04          0.00      1.45   - 1.50     -19.64  - -19.61
      AIM V. I. Balanced II
        2002 (e)                                        8.27 -      8.29          5.05      1.30   - 1.55     -17.34  - -17.14
      AIM V. I. Basic Value II
        2002 (e)                                        7.63 -      7.66          0.00      1.30   - 1.70     -23.66  - -23.35
      AIM V. I. Blue Chip II
        2002 (e)                                        7.70 -      7.72          0.00      1.30   - 1.55     -23.00  - -22.83
      AIM V. I. Capital Appreciation II
        2002 (e)                                        7.42 -      7.45          0.00      1.30   - 1.70     -25.80  - -25.50
      AIM V. I. Capital Development II
        2002 (e)                                        7.72 -      7.73          0.00      1.45   - 1.50     -22.79  - -22.75
      AIM V. I. Core Equity II
        2002 (e)                                        8.29 -      8.31          0.70      1.30   - 1.55     -17.10  - -16.89
      AIM V. I. Dent Demographics II
        2002 (e)                                        6.67 -      6.68          0.00      1.45   - 1.55     -33.31  - -33.24
      AIM V. I. Diversified Income II
        2002 (e)                                       10.00 -     10.02         14.54      1.30   - 1.55      -0.01  -   0.22
      AIM V. I. Global Utilities II
        2002 (e)                                        7.85 -      7.85          7.06      1.50   - 1.50     -21.52  - -21.52
      AIM V. I. Government Securities II
        2002 (e)                                       10.74 -     10.78          2.51      1.30   - 1.70       7.39  -   7.83
      AIM V. I. Growth II
        2002 (e)                                        6.77 -      6.80          0.00      1.30   - 1.70     -32.29  - -32.01
      AIM V. I. High Yield II
        2002 (e)                                        9.28 -      9.29          0.00      1.45   - 1.55      -7.17  -  -7.08
      AIM V. I. International Growth II
        2002 (e)                                        8.28 -      8.30          1.29      1.30   - 1.55     -17.19  - -16.98
      AIM V. I. Mid Cap Core Equity II
        2002 (e)                                        8.74 -      8.76          0.00      1.30   - 1.55     -12.58  - -12.36
      AIM V. I. Money Market II
        2002 (e)                                        9.92 -      9.94          0.27      1.45   - 1.70      -0.81  -  -0.56
      AIM V. I. New Technology II
        2002 (e)                                        5.95 -      5.95          0.00      1.45   - 1.45     -40.48  - -40.48
      AIM V. I. Premier Equity II
        2002 (e)                                        6.84 -      6.85          0.75      1.45   - 1.70     -31.63  - -31.45

(d) Previously known as AIM V. I. Value

(e) For the period beginning June 3, 2002 and ending December 31, 2002

--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           At December 31,               For the year ended December 31,
                                                        ------------------- -------------------------------------------------------

                                                            Accumulation       Investment           Expense            Total
                                                             Unit Value       Income Ratio*         Ratio**           Return***
                                                        ------------------- ---------------    ---------------   ------------------
Investments in the Delaware Group Premium Fund, Inc.
    Sub-Accounts:
      Delaware VIP GP Small Cap Value
        2002                                            $ 11.93 -  $  11.93          1.36 %    1.25 % - 1.25 %    -6.78 %-  -6.78 %
        2001                                              12.80 -     12.80          0.55      1.25   - 1.25      10.43  -  10.43
      Delaware VIP GP Trend
        2002                                               6.12 -      6.12          0.00      1.25   - 1.25     -20.94  - -20.94
        2001                                               7.75 -      7.75          0.00      1.25   - 1.25     -16.40  - -16.40

Investments in the Dreyfus Socially Responsible
    Growth Fund, Inc. Sub-Account:
      Dreyfus Socially Responsible Growth Fund
        2002                                               4.96 -      4.96          0.24      1.25   - 1.25     -29.84  - -29.84
        2001                                               7.07 -      7.07          0.09      1.25   - 1.25     -23.55  - -23.55

Investments in the Dreyfus Stock Index Fund
    Sub-Account:
      Dreyfus Stock Index Fund
        2002                                               6.25 -      6.25          1.61      1.25   - 1.25     -23.33  - -23.33
        2001                                               8.16 -      8.16          1.24      1.25   - 1.25     -13.28  - -13.28

Investments in the Dreyfus Variable Investment Fund
    Sub-Accounts:
      VIF Capital Appreciation
        2002                                               7.31 -      7.31          1.71      1.25   - 1.25     -17.76  - -17.76
        2001                                               8.89 -      8.89          1.52      1.25   - 1.25     -10.45  - -10.45
      VIF Growth & Income
        2002                                               6.53 -      6.53          2.56      1.25   - 1.25     -34.71  - -34.71
        2001                                                  - -         -          0.00      0.00   - 0.00       0.00  -   0.00
      VIF Money Market
        2002                                              10.43 -     10.43          0.00      1.25   - 1.25       4.27  -   4.27
        2001                                                 -- -        --          0.00      0.00   - 0.00       0.00  -   0.00

Investments in the Fidelity Variable Insurance Products
    Fund Sub-Accounts:
      VIP Contrafund
        2002                                               7.29 -      7.72          0.48      1.25   - 1.25     -10.48  - -10.48
        2001                                               8.14 -      8.62          0.30      1.25   - 1.25     -13.35  - -13.35
      VIP Equity-Income
        2002                                               8.32 -      8.32          0.91      1.25   - 1.25     -17.99  - -17.99
        2001                                              10.14 -     10.14          0.24      1.25   - 1.25      -6.15  -  -6.15
      VIP Growth
        2002                                               4.79 -      5.27          0.17      1.25   - 1.25     -30.98  - -30.98
        2001                                               6.93 -      7.63          0.03      1.25   - 1.25     -18.69  - -18.69

--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           At December 31,               For the year ended December 31,
                                                        ------------------- -------------------------------------------------------

                                                            Accumulation       Investment           Expense            Total
                                                             Unit Value       Income Ratio*         Ratio**           Return***
                                                        ------------------- ---------------    ---------------   ------------------
Investments in the Fidelity Variable Insurance Products
    Fund Sub-Accounts (continued):
      VIP Growth Opportunities
        2002                                            $ 6.10 -   $   6.10          0.78 %    1.25 % - 1.25 %   -22.82 %- -22.82 %
        2001                                              7.90 -       7.90          0.13      1.25   - 1.25     -15.50  - -15.50
      VIP High Income
        2002                                              7.47 -       7.47          6.67      1.25   - 1.25       2.15  -   2.15
        2001                                              7.32 -       7.32          0.05      1.25   - 1.25     -12.84  - -12.84
      VIP Index 500
        2002                                              6.02 -       6.02          0.69      1.25   - 1.25     -23.22  - -23.22
        2001 (l)                                          7.85 -       7.85          0.07      1.25   - 1.25     -21.53  - -21.53
      VIP Investment Grade Bond
        2002                                             12.18 -      12.18          1.43      1.25   - 1.25       8.96  -   8.96
        2001                                             11.18 -      11.18          0.05      1.25   - 1.25       7.10  -   7.10
      VIP Overseas
        2002                                              5.50 -       5.71          0.55      1.25   - 1.25     -21.28  - -21.28
        2001                                              6.98 -       7.25          1.29      1.25   - 1.25     -22.16  - -22.16

Investments in the Franklin Templeton Variable
    Insurance Products Trust Sub-Accounts:
      Mutual Shares Securities
        2002                                              8.99 -       8.99          0.00      1.35   - 1.35     -10.07  - -10.07
        2001                                                -- -         --          0.00      0.00   - 0.00       0.00  -   0.00
      Templeton Asset Strategy
        2002                                              8.77 -       8.77          2.19      1.25   - 1.25      -5.58  -  -5.58
        2001                                              9.29 -       9.29          0.66      1.25   - 1.25     -11.08  - -11.08
      Templeton Foreign Securities (f)
        2002                                              7.02 -       7.02          1.54      1.25   - 1.25     -19.58  - -19.58
        2001                                              8.73 -       8.73          2.23      1.25   - 1.25     -17.05  - -17.05

Investments in the Goldman Sachs Variable Insurance
    Products Trust Sub-Account:
      VIT CORE Small Cap Equity
        2002                                              8.30 -       8.30          0.00      1.25   - 1.25     -17.05  - -17.05
        2001                                                 - -          -          0.00      0.00   - 0.00       0.00  -   0.00

(f) Previously known as Templeton International Securities

(l) For the Period Beginning May 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           At December 31,               For the year ended December 31,
                                                        ------------------- -------------------------------------------------------

                                                            Accumulation       Investment           Expense            Total
                                                             Unit Value       Income Ratio*         Ratio**           Return***
                                                        ------------------- ---------------    ---------------   ------------------
Investments in the HSBC Variable Insurance Funds
    Sub-Accounts:
      HSBC VI Cash Management
        2002                                            $ 10.28 -  $  10.28          0.78 %    1.25 % - 1.25 %    -0.44 %-  -0.44 %
        2001                                              10.32 -     10.32          2.45      1.25   - 1.25       1.30  -   1.30
      HSBC VI Fixed Income
        2002                                              11.43 -     11.43          3.01      1.25   - 1.25       8.56  -   8.56
        2001                                              10.53 -     10.53          2.64      1.25   - 1.25       3.09  -   3.09
      HSBC VI Growth & Income
        2002                                               6.17 -      6.17          0.29      1.25   - 1.25     -25.86  - -25.86
        2001                                               8.33 -      8.33          0.45      1.25   - 1.25     -18.16  - -18.16

Investments in the MFS Variable Insurance Trust
    Sub-Accounts:
      MFS Bond
        2002                                              11.99 -     11.99          5.69      1.25   - 1.25       7.56  -   7.56
        2001 (l)                                          11.15 -     11.15          0.91      1.25   - 1.25      11.50  -  11.50
      MFS Emerging Growth
        2002                                               3.48 -      3.48          0.00      1.25   - 1.25     -65.19  - -65.19
        2001                                                 -- -        --          0.00      0.00   - 0.00       0.00  -   0.00
      MFS High Income
        2002                                               9.42 -      9.42          7.80      1.25   - 1.25       1.28  -   1.28
        2001                                               9.30 -      9.30          1.80      1.25   - 1.25       0.79  -   0.79
      MFS Investors Trust
        2002                                               6.30 -      6.30          0.55      1.25   - 1.25     -21.95  - -21.95
        2001                                               8.08 -      8.08          0.05      1.25   - 1.25     -19.22  - -19.22
      MFS New Discovery
        2002                                               5.63 -      5.63          0.00      1.25   - 1.25     -32.49  - -32.49
        2001                                               8.34 -      8.34          0.00      1.25   - 1.25      -6.22  -  -6.22

(l) For the Period Beginning May 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

5.     FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           At December 31,               For the year ended December 31,
                                                        ------------------- -------------------------------------------------------

                                                            Accumulation       Investment           Expense            Total
                                                             Unit Value       Income Ratio*         Ratio**           Return***
                                                        ------------------- ---------------    ---------------   ------------------
Investments in the Oppenheimer Variable Account
    Funds Sub-Accounts:
      Oppenheimer Aggressive Growth
        2002                                            $ 3.29 -   $   4.43          0.57 %    1.25 % - 1.25 %   -28.69 %- -28.69 %
        2001                                              6.22 -       6.22          0.54      1.25   - 1.25     -32.13  - -32.13
      Oppenheimer Bond
        2002                                             11.70 -      11.70          6.03      1.25   - 1.25       7.72  -   7.72
        2001 (l)                                         10.86 -      10.86          2.71      1.25   - 1.25       8.57  -   8.57
      Oppenheimer Capital Appreciation
        2002                                              5.58 -       5.58          0.52      1.25   - 1.25     -27.77  - -27.77
        2001                                              7.72 -       7.72          0.04      1.25   - 1.25     -13.68  - -13.68
      Oppenheimer Global Securities
        2002                                              6.43 -       6.43          0.44      1.25   - 1.25     -23.11  - -23.11
        2001                                              8.36 -       8.36          0.03      1.25   - 1.25     -16.37  - -16.37
      Oppenheimer High Income
        2002                                              9.18 -       9.18          8.89      1.25   - 1.25      -3.61  -  -3.61
        2001 (l)                                          9.52 -       9.52          0.01      1.25   - 1.25      -4.80  -  -4.80
      Oppenheimer Main Street Growth & Income
        2002                                              6.25 -       8.66          0.59      1.25   - 1.35     -19.81  - -19.81
        2001                                              8.23 -       8.23          0.37      1.25   - 1.25     -11.29  - -11.29
      Oppenheimer Main Street Small Cap Growth
        2002                                              7.15 -       7.15          0.00      1.25   - 1.25     -16.80  - -16.80
        2001                                              8.59 -       8.59          0.00      1.25   - 1.25      -1.61  -  -1.61
      Oppenheimer Strategic Bond
        2002                                             10.41 -      11.34          5.59      1.25   - 1.35       6.10  -   6.10
        2001                                             10.68 -      10.68          2.27      1.25   - 1.25       3.53  -   3.53

(l) For the Period Beginning May 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

5.     FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           At December 31,               For the year ended December 31,
                                                        ------------------- -------------------------------------------------------

                                                            Accumulation       Investment           Expense            Total
                                                             Unit Value       Income Ratio*         Ratio**           Return***
                                                        ------------------- ---------------    ---------------   ------------------
Investments in the Putnam Variable Trust Sub-Accounts:
      VT American Government Income
        2002                                            $ 12.06 -  $  12.57          1.88 %    1.25 % - 1.65 %     7.12 %-   7.51 %
        2001                                              11.42 -     11.69          0.00      1.25   - 1.60       4.93  -   5.21
      VT Asia Pacific
        2002 (g)                                            N/A -       N/A          0.00      1.25   - 1.25        N/A  -    N/A
        2001                                               7.19 -      7.19          0.00      1.25   - 1.25     -24.96  - -24.96
      VT Capital Appreciation
        2002                                               5.90 -      5.95          0.13      1.25   - 1.65     -23.59  - -23.32
        2001                                               7.73 -      7.76          0.00      1.25   - 1.60     -15.27  - -14.99
      VT Diversified Income
        2002                                              10.37 -     10.52          8.27      1.25   - 1.65       4.21  -   4.58
        2001                                               9.51 -      9.95          6.22      1.25   - 1.60       1.93  -   2.21
      VT The George Putnam Fund of Boston
        2002                                               9.00 -     10.21          2.24      1.25   - 1.65     -10.21  -  -9.89
        2001                                               9.46 -     11.37          1.90      1.25   - 1.60      -1.09  -  -0.81
      VT Global Asset Allocation
        2002                                               7.51 -      7.84          1.94      1.25   - 1.65     -13.92  - -13.61
        2001                                               8.73 -      9.08          0.73      1.25   - 1.60      -9.94  -  -9.66
      VT Global Equity (h)
        2002                                               3.75 -      5.78          0.06      1.25   - 1.65     -23.64  - -23.37
        2001                                               4.90 -      7.54          0.00      1.25   - 1.60     -30.93  - -30.65
      VT Growth Opportunities
        2002                                               3.47 -      3.48          0.00      1.25   - 1.60     -30.62  - -30.37
        2001                                               4.45 -      5.01          0.00      1.25   - 1.60     -33.23  - -32.95
      VT Growth and Income
        2002                                               7.23 -      8.67          1.54      1.25   - 1.65     -20.33  - -20.00
        2001                                               8.48 -     10.87          1.33      1.25   - 1.65      -7.89  -  -7.57
      VT Health Sciences
        2002                                               7.44 -      9.07          0.00      1.25   - 1.65     -21.62  - -21.34
        2001                                               9.49 -     11.53          0.00      1.25   - 1.60     -21.04  - -20.76
      VT High Yield
        2002                                               8.91 -      9.11         12.16      1.25   - 1.65      -2.31  -  -1.97
        2001                                               8.79 -      9.19         10.36      1.25   - 1.60       2.07  -   2.35
      VT Income
        2002                                              11.67 -     11.88          4.57      1.25   - 1.65       6.16  -   6.54
        2001                                              10.46 -     11.12          3.96      1.25   - 1.60       5.67  -   5.95
      VT International Growth
        2002                                               5.56 -      8.21          0.76      1.25   - 1.65     -19.03  - -18.70
        2001                                               6.86 -     10.10          0.26      1.25   - 1.65     -21.93  - -21.61
      VT International Growth and Income
        2002                                               6.60 -      7.31          0.46      1.25   - 1.65     -15.15  - -14.85
        2001                                               8.14  -     8.58          0.92      1.25   - 1.60     -22.08  - -21.80

(g) For the Period Beginning January 1, 2002 and Ended October 11, 2002

(h) Previously known as Global Growth

--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           At December 31,               For the year ended December 31,
                                                        ------------------- -------------------------------------------------------

                                                            Accumulation       Investment           Expense            Total
                                                             Unit Value       Income Ratio*         Ratio**           Return***
                                                        ------------------- ---------------    ---------------   ------------------
Investments in the Putnam Variable Trust Sub-Accounts
   (continued):
      VT International New Opportunities
        2002                                            $ 3.37 -   $   6.60          0.54 %    1.25 % - 1.65 %   -15.02 %- -14.71 %
        2001                                              3.97 -       7.74          0.00      1.25   - 1.60     -29.85  - -29.57
      VT Investors
        2002                                              4.63 -       5.46          0.16      1.25   - 1.65     -25.09  - -24.83
        2001                                              6.36 -       7.26          0.00      1.25   - 1.60     -26.00  - -25.72
      VT Money Market
        2002                                             10.45 -      10.95          1.40      1.25   - 1.65      -0.43  -  -0.07
        2001                                             10.45 -      10.96          3.58      1.25   - 1.60       2.19  -   2.47
      VT New Opportunities
        2002                                              3.20 -       5.41          0.00      1.25   - 1.65     -31.63  - -31.38
        2001                                              4.68 -       7.89          0.00      1.25   - 1.60     -31.30  - -31.02
      VT New Value
        2002                                              9.04 -      11.29          0.89      1.25   - 1.65     -16.96  - -16.66
        2001                                             10.20 -      13.59          0.51      1.25   - 1.60       1.74  -   2.02
      VT OTC & Emerging Growth
        2002                                              1.46 -       3.44          0.00      1.25   - 1.65     -33.31  - -33.07
        2001                                              2.19 -       5.14          0.00      1.25   - 1.60     -46.66  - -46.38
      VT Research
        2002                                              5.85 -       6.91          0.56      1.25   - 1.65     -23.45  - -23.18
        2001                                              8.24 -       9.00          0.25      1.25   - 1.60     -20.14  - -19.86
      VT Small Cap Value
        2002                                             10.78 -      11.92          0.21      1.25   - 1.65     -19.62  - -19.29
        2001                                             13.41 -      14.77          0.01      1.25   - 1.65      16.33  -  16.65
      VT Technology
        2002 (g)                                            -- -         --          0.00      0.00   - 0.00       0.00  -   0.00
        2001                                              3.13 -       3.57          0.00      1.25   - 1.60     -40.22  - -39.94
      VT Utilities Growth and Income
        2002                                              6.39 -       6.79          3.51      1.25   - 1.65     -25.30  - -25.04
        2001                                              8.39 -       9.10          2.57      1.25   - 1.60     -23.58  - -23.30
      VT Vista
        2002                                              3.78 -       6.00          0.00      1.25   - 1.65     -31.71  - -31.47
        2001                                              5.56 -       8.76          0.00      1.25   - 1.60     -34.62  - -34.34
      VT Voyager
        2002                                              4.43 -       6.56          0.65      1.25   - 1.65     -27.75  - -27.45
        2001                                              6.12 -       9.05          1.11      1.25   - 1.65     -23.71  - -23.39
      VT Voyager II
        2002                                              3.44 -       3.48          0.00      1.25   - 1.65     -30.71  - -30.46
        2001                                              4.98 -       5.00          0.00      1.25   - 1.60     -31.93  - -31.65

(g) For the Period Beginning January 1, 2002 and Ended October 11, 2002

--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           At December 31,               For the year ended December 31,
                                                        ------------------- -------------------------------------------------------

                                                            Accumulation       Investment           Expense            Total
                                                             Unit Value       Income Ratio*         Ratio**           Return***
                                                        ------------------- ---------------    ---------------   ------------------
Investments in the Scudder Variable Series I
    Sub-Accounts:
      21st Century Growth
        2002                                            $ 6.00 -   $   6.02          0.00 %    0.70 % - 0.80 %   -41.72 %- -41.66 %
        2001                                             10.30 -      10.32          0.00      0.70   - 0.80     -23.77  - -23.63
      Balanced
        2002                                              9.27 -       9.27          1.12      0.80   - 0.80     -15.75  - -15.75
        2001                                             11.01 -      11.01          0.00      0.80   - 0.80      10.05  -  10.05
      Bond
        2002                                             12.06 -      12.11          4.08      0.70   - 0.80       6.79  -   6.90
        2001                                             11.30 -      11.33          4.42      0.70   - 0.80      12.97  -  13.32
      Capital Growth
        2002                                              7.22 -       7.22          0.14      0.80   - 0.80     -29.75  - -29.75
        2001                                             10.27 -      10.27          0.00      0.80   - 0.80       2.72  -   2.72
      Global Discovery
        2002                                              9.98 -       9.98          0.00      0.80   - 0.80     -20.53  - -20.53
        2001                                             12.56 -      12.56          0.00      0.80   - 0.80      25.57  -  25.57
      Growth and Income
        2002                                              6.89 -       6.92          0.58      0.70   - 0.80     -23.74  - -23.66
        2001                                              9.03 -       9.06          1.42      0.70   - 0.80      -9.65  -  -9.37
      International
        2002                                              6.86 -       6.89          0.62      0.70   - 0.80     -19.02  - -18.94
        2001                                              8.47 -       8.50          0.67      0.70   - 0.80     -15.26  - -14.99
      Money Market
        2002                                                -- -         --          0.00      0.00   - 0.00       0.00  -   0.00
        2001                                             11.39 -      11.39          2.07      0.70   - 0.70       3.18  -   3.18

Investments in the Scudder Variable Series II
    Sub-Account:
      Growth
        2002                                              5.89 -       5.91          0.00      0.70   - 0.80     -29.90  - -29.90
        2001 (m)                                          8.41 -       8.44          0.00      0.70   - 0.80     -23.86  - -23.80

(m) On May 1, 2001 the Large Company Growth Sub-Account of the Scudder Variable Series I merged into the Growth Sub-Account of the Scudder Variable
    Series II

--------------------------------------------------------------------------------

5.     FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           At December 31,               For the year ended December 31,
                                                        ------------------- -------------------------------------------------------

                                                            Accumulation       Investment           Expense            Total
                                                             Unit Value       Income Ratio*         Ratio**           Return***
                                                        ------------------- ---------------    ---------------   ------------------
Investments in the Van Kampen Life Investment Trust
    Sub-Accounts:
      LIT Comstock
        2002                                            $ 8.89 -   $   8.89          0.57 %    1.25 % - 1.25 %   -20.26 %- -20.26 %
        2001                                             11.15 -      11.15          0.00      1.25   - 1.25      -3.68  -  -3.68
      LIT Domestic Income
        2002 (i)                                            -- -         --         33.91      0.00   - 0.00       0.00  -   0.00
        2001 (l)                                         11.24 -      11.24          0.07      1.25   - 1.25      12.37  -  12.37
      LIT Emerging Growth
        2002                                              3.37 -       3.37          0.35      1.25   - 1.25     -33.33  - -33.33
        2001                                              5.05 -       5.05          0.05      1.25   - 1.25     -32.35  - -32.35
      LIT Government
        2002 (j)                                         10.64 -      10.64          0.00      1.25   - 1.25       6.42  -   6.42
      LIT Money Market
        2002                                             10.38 -      10.38          1.16      1.25   - 1.25      -0.05  -  -0.05
        2001 (l)                                         10.38 -      10.38          2.60      1.25   - 1.25       3.81  -   3.81

Investments in the Wells Fargo Variable Trust
    Sub-Accounts:
      Wells Fargo VT Asset Allocation
        2002                                              7.92 -       7.92          2.40      1.25   - 1.25     -13.94  - -13.94
        2001                                              9.20 -       9.20          1.68      1.25   - 1.25      -8.13  -  -8.13
      Wells Fargo VT Equity Income
        2002                                              7.77 -       7.77          1.93      1.25   - 1.25     -20.27  - -20.27
        2001                                              9.74 -       9.74          1.56      1.25   - 1.25      -6.60  -  -6.60
      Wells Fargo VT Growth
        2002                                              5.29 -       5.29          0.10      1.25   - 1.25     -26.77  - -26.77
        2001                                              7.22 -       7.22          0.02      1.25   - 1.25     -20.22  - -20.22

(i) On May 1, 2002 LIT Domestic Income Merged into LIT Government

(j) For the Period Beginning May 1, 2002 and Ended December 31, 2002

(l) For the Period Beginning May 1, 2001 and Ended December 31, 2001

                                    PART C

                               OTHER INFORMATION

Part C is hereby amended to include the following exhibits and amend Items 25, 27, 28, 29A, 29B, 29C and 30:

(3)(d) General Agent's Agreement between Allstate Life Insurance Company of New York, Dean Witter Variable Investment Series, and Dean Witter Distributors Inc. (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (File No. 033-35445) dated April 17, 1998).

(5)(c) Form of Application for Allstate Variable Annuity - B Share and L-Share Contracts

(5)(d) Form of Application for Allstate Variable Annuity Contracts - B Share and L-Share (Asset Allocation Program)

(8)(k) Form of Participation Agreement among Dean Witter Variable Investment Series (now Morgan Stanley Variable Investment Series), Dean Witter Distributors Inc. and Allstate Life Insurance Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 9 to Depositor's Form N-4 Registration Statement (File No. 033-35445) dated April 30, 1996).

(8)(l) Form of Participation Agreement among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and Allstate Life Insurance Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 16 to Depositor's Form N-4 Registration Statement (File No. 033-35445) dated May 1, 2000).

(8)(m) Form of Participation Agreement among Alliance Capital Management L.P., Alliance Fund Distributors, Inc. and Allstate Life Insurance Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 16 to Depositor's Form N-4 Registration Statement (File No. 033-35445) dated May 1, 2000).

(9)(h) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York regarding the legality of the securities being registered

(10)(a) Independent Auditors' Consent

(10)(b) Consent of Foley & Lardner

(13)(f) Performance Data Calculations


25.    DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL      POSITION AND OFFICE WITH
BUSINESS ADDRESS*       DEPOSITOR OF THE ACCOUNT

Marcia D. Alazraki      Director
Margaret G. Dyer        Director and Vice President
Marla G. Friedman       Director and Vice President
Vincent A. Fusco        Director and Chief Operations Officer
Cleveland Johnson, Jr.  Director
John C. Lounds          Director and Vice President
J. Kevin McCarthy       Director and Vice President
Kenneth R. O'Brien      Director
John R. Raben, Jr.      Director
Steven E. Shebik        Director, Vice President and Chief Financial Officer
Phyllis Hill Slater     Director
Casey J. Sylla          Director, Chairman of the Board of Directors
                        and President
Michael J. Velotta      Director, Vice President, General Counsel and Secretary
Patricia W. Wilson      Director and Assistant Vice President
Eric A. Simonson        Senior Vice President and Chief Investment Officer
Samuel H. Pilch         Group Vice President and Controller
Karen C. Gardner        Vice President
John R. Hunter          Vice President
Michael J. Roche        Vice President
J. Eric Smith           Vice President
James P. Zils           Treasurer
Fred Amos               Chief Administrative Officer
Robert L. Park          Assistant Vice President and Chief Compliance Officer
D. Steven Boger         Assistant Vice President
Mark Cloghessey         Assistant Vice President
Errol Cramer            Assistant Vice President and Appointed Actuary
Joanne M. Derrig        Assistant Vice President and Chief Privacy Officer
Dorothy E. Even         Assistant Vice President
Lisa J. Flanary         Assistant Vice President
Douglas F. Gaer         Assistant Vice President
Judith P. Greffin       Assistant Vice President
Carol L. Kiel           Assistant Vice President
Charles D. Mires        Assistant Vice President
Barry S. Paul           Assistant Vice President and Assistant Treasurer
Joseph P. Rath          Assistant Vice President, Assistant General Counsel and
                        Assistant Secretary
Charles Salisbury       Assistant Vice President
Timothy N. VanderPas    Assistant Vice President
David A. Walsh          Assistant Vice President
Richard Zaharias        Assistant Vice President
Doris J. Bryant         Assistant Secretary
Paul N. Kierig          Assistant Secretary
Susan L. Lees           Assistant Secretary
Mary J. McGinn          Assistant Secretary
Lynn Ambrosy            Assistant Treasurer
Roberta S. Asher        Assistant Treasurer
Ralph A. Bergholtz      Assistant Treasurer
Mark A. Bishop          Assistant Treasurer
Robert B. Bodett        Assistant Treasurer
Barbara S. Brown        Assistant Treasurer
John Carbone            Assistant Treasurer
Rhonda Hoops            Assistant Treasurer
Peter S. Horos          Assistant Treasurer
Thomas C. Jensen        Assistant Treasurer
James B. Kearns         Assistant Treasurer
David L. Kocourek       Assistant Treasurer
Dennis Kracik           Assistant Treasurer
Daniel C. Leimbach      Assistant Treasurer
Beth K. Marder          Assistant Treasurer
Jeffrey A. Mazer        Assistant Treasurer
William R. Schmidt      Assistant Treasurer
Stephen J. Stone        Assistant Treasurer
Heather VanGrevenhof    Assistant Treasurer
Louise J. Walton        Assistant Treasurer
Jerry D. Zinkula        Assistant Treasurer

*The principal business address of Mr. Fusco is One Allstate Drive, P.O. Box 9095, Farmingville, New York 11738. The principal business address of Ms. Alazraki is 1675 Broadway, New York, New York, 10019. The principal business address of Mr. Johnson is 47 Doral Lane, Bay Shore, New York 11706. The principal business address of Mr. O'Brien is 165 E. Loines Avenue, Merrick, New York 11566. The principal business address of Mr. Raben is 60 Wall Street, 15th Floor, New York, New York 10260. The principal business address of Ms. Slater is 14 Bond Street, Suite 410, Great Neck Long Island, New York 11021. The principal business address of the other foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.


27. NUMBER OF CONTRACT OWNERS

Putnam Allstate Advisor Variable Annuity Contract:

As of May 15, 2003, there were 3,911 nonqualified contracts and 3,239 qualified contracts.

Allstate Advisor Variable Annuity Contract:

As of May 15, 2003, there were 2 nonqualified contracts and 0 qualified contracts.

Allstate Variable Annuity - B Share Contract:

As of the date of the filing of this amended Registration Statement, the offering of the Allstate Variable Annuity - B Share Contract had not commenced.


28. INDEMNIFICATION

The by-laws of both Allstate New York and Allstate Distributors, L.L.C. provide for the indemnification of their Directors, Officers and Controlling Persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the respective company, unless a court determines such person is entitled to such indemnity.

The General Agent's Agreement (Exhibit 3(d)) contains a provision in which Allstate Life Insurance Company of New York agrees to indemnify Morgan Stanley DW Inc. as Underwriter for certain damages and expenses that may be caused by actions, statements or omissions by Allstate Life Insurance Company of New York.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


29A. RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

Allstate Distributors, L.L.C. ("Allstate Distributors"), principal underwriter for the Putnam Allstate Advisor and Allstate Advisor Variable Annuity Contracts, serves as principal underwriter to the following affiliated investment companies:

   Allstate Financial Advisors Separate Account I
   Allstate Life Insurance Company Separate Account A
   Allstate Life of New York Variable Account A

Morgan Stanley DW Inc. ("Morgan Stanley DW"), principal underwriter for the Allstate Variable Annuity Contracts, serves as principal underwriter to the following affiliated investment companies:

   Allstate Financial Advisors Separate Account I
   Allstate Life Variable Life Separate Account A
   Allstate Life of New York Variable Annuity Account
   Allstate Life of New York Variable Annuity Account II


29B. PRINCIPAL UNDERWRITER

The directors and officers of Allstate Distributors, the principal underwriter for the Putnam Allstate Advisor and Allstate Advisor Variable Annuity Contracts, are as follows:

Name and Principal Business                   Positions and Offices
Address* of Each Such Person               with Underwriter

J.Kevin McCarthy        Chairman of the Board, Chief Executive
                        Officer and Manager
Brent H. Hamann         Executive Vice President, Secretary and Manager
John R. Hunter          President, Broker Dealer Division and Manager
Robert A. Shore         President, Financial Institutions Division
J. Eric Smith           Executive Vice President and Chief Operations Officer
Karen C. Gardner        Vice President
William Webb            Treasurer
Joanne M. Derrig        Assistant Vice President and Chief Privacy Officer
Maribel V. Gerstner     Assistant Vice President and Compliance Officer
Emma M. Kalaidjian      Assistant Secretary
Joseph P. Rath          Assistant Secretary
Michael J. Velotta      Assistant Secretary
Barry S. Paul           Assistant Treasurer
James P. Zils           Assistant Treasurer
Ron Johnson             Executive Vice President
DeeAnne Asplin          Sr. Vice President
Eric Alstrin            Sr. Vice President
Eric L. Baldwin         Sr. Vice President
Jason Bickler           Sr. Vice President
Bill Borst              Sr. Vice President
Jeff Churba             Sr. Vice President
Russ Cobler             Sr. Vice President
Evelyn Cooper           Sr. Vice President
Albert Dal Porto        Sr. Vice President
Gregg Ruvoli            Sr. Vice President
Andrea Schur            Sr. Vice President
Mike Scanlon            Sr. Vice President
Ralph Schmidt           Sr. Vice President
Rebecca Bates           Vice President
Warren A. Blom          Vice President
L.Andrea Barfield Bolger Vice President
Eugene Bolinsky         Vice President
P.J. Bonfilio           Vice President
Henry Conkle            Vice President
Brian Connelly          Vice President
John DeGeronimo         Vice President
Diane Donnelly          Vice President
Russ Ergood             Vice President
Don Gross               Vice President
Bill Houston            Vice President
Lyn Jordan              Vice President
Gwenn Kessler           Vice President
George Knox             Vice President
Don Lanham              Vice President
Stephen A. Lipker       Vice President
Josh Lutzker            Vice President
Thomas Mahoney          Vice President
Barbara Marsh           Vice President
David McHugh            Vice President
Jeff Mount              Vice President
Greg Mudd               Vice President
John C. Mueting         Vice President
Larry Nisenson          Vice President
Karen K.M. Norrman      Vice President
Shane O'Brien           Vice President
David Onan              Vice President
Jeff Osterman           Vice President
Ken Rapp                Vice President
Bob Riley               Vice President
Merritt Schoff          Vice President
Anne Serato             Vice President
Troy V. Simmons         Vice President
Deanna Smith            Vice President
Stu Smith               Vice President
David Veale             Vice President
Brian J. Wood           Vice President
Amy C. Floyd            Assistant Vice President

* The principal business address of the forgoing officers and directors is 3100 Sanders Road, Northbrook, IL 60062.


The directors and officers of Morgan Stanley DW, the principal underwriter for the Allstate Variable Annuity Contracts are as follows:

Name and Principal Business                Positions and Offices
Address* of Each Such Person               with Underwriter

John H. Schaefer                        President, Chief Executive Officer and
                                        Chief Operating Officer
Bruce F. Alonso                         Managing Director
Mary Caracappa                          Managing Director and Controller
Ronald T. Carman                        Managing Director, Associate General
                                        Counsel and Assistant Secretary
Mayree Clark                            Managing Director
Alexander C. Frank                      Managing Director and Treasurer
Raymond A. Harris                       Managing Director
Stephen J. Liguori                      Managing Director
Robin Roger                             Managing Director and General Counsel Securities
Michael H. Stone                        Managing Director, General Counsel and Secretary
Samuel A. Turvey                        Managing Director and Chief Compliance Officer
Charles F. Vadala, Jr.                  Managing Director and Chief Financial Officer
Steven C. Van Wyk                       Managing Director
Robert V. Luebeck                       Chief Operations Officer
Joyce L. Kramer                         Executive Director, Deputy General Counsel and Assistant Secretary
Robert L. Palleschi                     Executive Director
Debra M. Aaron                          Vice President
Darlene R. Lockhart                     Vice President
Bruce Sandberg                          Vice President
Kevin Mooney                            Vice President
Frank G. Skubic                         Vice President
Eileen S. Wallace                       Vice President
Sabrina Hurley                          Assistant Secretary

* The principal business address of the above-named individuals is 1585 Broadway, New York, New York 10036.


29C. COMPENSATION OF PRINCIPAL UNDERWRITER

(1)                   (2)                      (3)                (4)                         (5)
                     Net Underwriting
Name of Principal    Discounts and         Compensation on      Brokerage
Underwriter          Commissions           Redemption          Commissions                Compensation
------------------------------------------------------------------------------------------------------

Allstate
Distributors            $31,969,223.79       N/A                     N/A                       N/A

Morgan Stanley
DW                      $24,918,665.80       N/A                     N/A                       N/A


30. LOCATION OF ACCOUNTS AND RECORDS

Allstate New York is located at 100 Motor Parkway, Hauppauge, New York
11788-5107.

Allstate Distributors is located at 3100 Sanders Road, Northbrook, Illinois 60062. Morgan Stanley DW is located at 1585 Broadway, New York, New York 10036. Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Life of New York Separate Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 2nd day of June, 2003.


                  ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                                  (REGISTRANT)

                     BY: ALLSTATE LIFE INSURANCE COMPANY OF
                                    NEW YORK
                                   (DEPOSITOR)

                            By: /s/MICHAEL J. VELOTTA
                             ----------------------
                               Michael J. Velotta
                          Vice President, Secretary and
                                 General Counsel

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company of New York on the 2nd day of June, 2003.

*/MARCIA D. ALAZRAKI             Director
-------------------------------------
Marcia D. Alazraki

*/MARGARET G. DYER              Director and Vice President
 ---------------------------
Margaret G. Dyer

*/MARLA G. FRIEDMAN             Director and Vice President
--------------------------------
Marla G. Friedman

*/VINCENT A. FUSCO              Director and Chief Operations Officer
- -------------------------
Vincent A. Fusco

*/CLEVELAND JOHNSON, JR.        Director
-----------------------------------------
Cleveland Johnson, Jr.

*/JOHN C. LOUNDS                Director and Vice President
--------------------------------
John C. Lounds

*/J. KEVIN MCCARTHY             Director and Vice President
---------------------------------
J. Kevin McCarthy

*/KENNETH R. O'BRIEN            Director
---------------------------------
Kenneth R. O'Brien

*/SAMUEL H. PILCH               Controller and Group Vice President
----------------------------------    (Principal Accounting Officer)
Samuel H. Pilch

*/JOHN R. RABEN, JR.            Director
--------------------------------------
John R. Raben, Jr.

*/STEVEN E. SHEBIK              Director, Vice President and Chief Financial Officer
----------------------------------    (Principal Financial Officer)
Steven E. Shebik

*/PHYLLIS HILL SLATER            Director
----------------------------------
Phyllis Hill Slater

*/CASEY J. SYLLA                 Director, Chairman of the Board and President
 -------------------------                           (Principal Executive
Officer) Casey J. Sylla

/s/MICHAEL J. VELOTTA            Director, Vice President, General Counsel and
---------------------------                   Secretary
Michael J. Velotta

*/PATRICIA W. WILSON             Director and Assistant Vice President
------------------------------
Patricia W. Wilson


*/ By Michael J. Velotta, pursuant to Power of Attorney previously filed.

                                  Exhibit Index


(5)(c) Form of Application for Allstate Variable Annuity - B Share and L-Share Contracts

(5)(d) Form of Application for Allstate Variable Annuity Contracts - B Share and L-Share (Asset Allocation Program)

(9)(h) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York regarding the legality of the securities being registered

(10)(a) Independent Auditors' Consent

(10)(b) Consent of Foley & Lardner

(13)(f) Performance Data Calculations